AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2017

REGISTRATION NO. 333-198590

AND NO. 811-22994

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER

THE SECURITIES ACT OF 1933  ☒

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 3  ☒

AND

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940  ☒

AMENDMENT NO. 3      ☒

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT 1

(Exact Name of Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY of New York

(Name of Depositor)

10350 Ormsby Park Place

Louisville, KY 40223

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (866) 667-0561

NAME AND ADDRESS OF AGENT FOR SERVICE:

CRAIG A. HAWLEY, ESQ.

GENERAL COUNSEL AND SECRETARY

Jefferson National Life Insurance Company of New York

10350 Ormsby Park Place

Louisville, Kentucky 40223

It is proposed that this filing will become effective:

☐          immediately upon filing pursuant to paragraph (b) of Rule 485

☒          on May 1, 2017 pursuant to paragraph (b) of Rule 485

☐          60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐          on         , pursuant to paragraph (a)(1) of Rule 485

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

The Registrant hereby agrees to amend this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), shall determine.

If appropriate check the following box:

☐          this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

Monument Advisor NY

Individual Variable Annuity

Issued by: JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1 AND

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

This prospectus describes the Monument Advisor NY Individual Variable Annuity Contract (Contract) offered by Jefferson National Life Insurance Company of New York (Company, Jefferson National, We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis and subsequent Annuity Payments on a fixed basis. The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period and Annuity Period. You also pay any applicable Low Cost Fund Platform Fees (as described below), ROP Enhanced Death Benefit Rider Fees (as described below) as well as the fees of the Investment Portfolios you select and any Investment Advisor you retain.  Under the terms of the Contract, you may not enter the Annuity Period until thirteen (13) months from the date you purchase the Contract.  Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint annuitants, all provisions which are based on age are based on the age of the primary annuitant. Monument Advisor NY is available only in New York.

Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.

The Contract has a variety of investment options, which include several Sub-accounts that invest in the Investment Portfolios listed in Appendix A. You can put your money in any of the Sub-accounts; certain restrictions may apply. We impose a Low Cost Fund Platform Fee on Contract Value invested in certain Investment Portfolios.  Certain Investment Portfolios may only be available to you if you retain certain Investment Advisors.  You can view, on our Website, the current prospectus of each Investment Portfolio, which includes information about each Investment Portfolio’s management fees and other expenses you will bear indirectly. Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money.

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2017. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Website (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI’s Table of Contents is at the end of this prospectus.

For a free copy of the SAI, call Us at (866) 667-0561, visit Our Website or write Us at Our administrative office:

•  Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

•  Address for correspondence sent via courier or overnight mail: 10350 Ormsby Park Place, Louisville, KY 40223.

The Contracts:

•  are not bank deposits

•  are not federally insured

•  are not endorsed by any bank or government agency

•  are not guaranteed and may be subject to loss of principal

Summary prospectuses or prospectuses of the Investment Portfolios should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses of the Investment Portfolios on our Website or by contacting the Company at (866) 667-0561.

You should only rely on information contained in this Prospectus or that we have referred you to.  We have not authorized anyone to provide you with information that is different.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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Annuity Payment Amount	23
Annuity Options	23
Taxes	23
Annuity Contracts in General	24
Tax Status of the Contracts	24
Taxation of Non-Qualified Contracts	24
Taxation of Qualified Contracts	26
Possible Tax Law Changes	26
Other Information	27
Legal Proceedings	27
Abandoned Property Requirements	27
Proof of Age and Survival	27
Misstatements	27
Changes to Comply with Law and Amendments	27
The Separate Account	27
Distributor	27
Financial Statements	28
Independent Registered Public Accounting Firm	28
Appendix A—More Information About the Investment Portfolios	29
Appendix B — Condensed Financial Information	42
Appendix C - Illustrations of ROP Enhanced Death Benefit Rider	80
Privacy Notice	81
Table of Contents of the Statement of Additional Information	82

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Definitions of Special Terms

Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

ACCUMULATION PERIOD: The period during which you invest money in your Contract.

ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

ADJUSTED PARTIAL WITHDRAWAL: An amount equal to the greater of (1) the amount of the partial withdrawal (including, if applicable, that portion of the withdrawal constituting Excess Advisor Fees), and any applicable premium taxes withheld or (2) the amount of the partial withdrawal (including, if applicable, that portion of the withdrawal constituting Excess Advisor Fees) and any applicable premium taxes withheld multiplied by (a) divided by (b) where (a) is the Death Benefit immediately prior to the partial withdrawal; and (b) is the Contract Value immediately prior to the withdrawal. For purposes of this calculation, if an Advisor Fee withdrawal causes the Contract to exceed the Maximum Advisor Fee, then the Contract Value will be reduced by the amount of the allowable Advisor Fee (e.g., the Advisor Fee less the Excess Advisor Fee). Required minimum distributions are considered partial withdrawals and included in this calculation.

ADVISOR FEE:  Any fee charged by any financial adviser you hire and processed as such by the Company as a withdrawal from the Contract Value.

ANNUITANT(S): The natural person(s) on whose life (lives) We base Annuity Payments.  On or after the Annuity Date, the Annuitant shall also include any joint Annuitant.  In the event of joint Annuitants, the life of the primary Annuitant is used to determine Annuity Payments.  If the Contract is owned by a non-natural Owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.

ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law. If a prior date is not selected by you, the Annuity Date is the Maximum Maturity Date. For joint Annuitants all provisions are based on the age of the primary annuitant.

ANNUITY OPTIONS: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

ANNUITY PERIOD: The period during which We make income payments to you.

ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive during the Annuity Period.

BENEFICIARY: The person(s) or entities, designated to receive any benefits under the Contract if you or, in the case of a non-natural Owner, the Annuitant dies.

BUSINESS DAY: Generally, any day on which the New York Stock Exchange (“NYSE”) is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier.  Some of the Investment Options may impose earlier deadlines for trading.  These deadlines are described in further detail under the heading “Transfers”.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: Jefferson National Life Insurance Company of New York, also referred to as Jefferson National, We, Us, and Our.

CONTRACT: The Monument Advisor NY individual variable annuity contract, which provides variable investment options offered by the Company.

CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

CONTRACT VALUE:  Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.

DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner, or for a Contract owned by a non-natural person, the death of the Annuitant.

DUE PROOF OF DEATH:  When the Company receives both a death certificate, and some other form of notice satisfactory to us, and your election in a form satisfactory to us for the payment method.

EXCESS ADVISOR FEE: The Advisor Fees in excess of the Maximum Advisor Fee for the current contract year.

FINRA: Financial Industry Regulatory Authority, Inc.

FREE LOOK PERIOD: If you change your mind about owning the Contract, the Free Look Period is the period of time within which you may cancel your Contract. This period of time is 10 days from receipt, or 60 days if a Replacement Contract.

INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charge under the Contract is the Subscription Fee.

INVESTMENT ADVISOR:  A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you (including a Registered Representative or insurance broker in the state of NY) to provide you investment advisory services.

            INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract. You may either choose to set a target allocation to various Sub-accounts (which can include allocations to the money market sub-account) or elect to have 100% of your Purchase Payments invested in the money market Sub-account.  The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of

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Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.

INVESTMENT PORTFOLIOS: The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

JEFFERSON NATIONAL SERVICE CENTER: The customer service department of the Company (P.O. Box 36840, Louisville, KY 40233. Phone number: 866.667.0561).

JOINT OWNER: The individual who co-owns the Contract with another person.

LOW COST FUND PLATFORM FEE: Fee imposed by the Company on Contract Value invested in certain optional low cost funds.  This fee is deducted daily from your Accumulation Units. See “Expenses — Low Cost Fund Platform Fee” for further details, including a list of the Investment Portfolios for which the Company currently imposes the fee.

MAXIMUM ADVISOR FEE: Maximum Advisor Fee Percentage multiplied by the average of the current contract year Contract Values on the date each Advisor Fee is deducted.

MAXIMUM ADVISOR FEE PERCENTAGE:  2.00% per year.

MAXIMUM MATURITY DATE: The date on which the primary Annuitant attains age 100. For joint Annuitants, all provisions which are based on age are based on the age of the primary annuitant.

MEASURING LIFE: The life upon whom the Death Benefit shall be paid in accordance with the ROP Enhanced Death Benefit Rider rules.  If the Contract is owned by a natural person, the Measuring Life is the Owner.  If there are joint Owners, the Measuring Life is the first Owner to die.  If the Owner is a non-living entity, Annuitant ages will be used and the rules above will be followed substituting the word “Annuitant” for the word “Owner.

NET CONTRACT VALUE:  An amount equal to the Contract Value reduced by the applicable portion of the Subscription Fee.

NON-NATURAL OWNER: The trust or entity (e.g. CRT, Family Trust, Corporation, Other) that will own the Contract.

NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account (“IRA”).

OWNER: You, the purchaser of the Contract are the Owner.

PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program, 403(b), or IRA.

REGISTERED REPRESENTATIVE:  A person, appointed by Us, who is licensed by FINRA to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

REPLACEMENT CONTRACT:  A Contract purchased with the proceeds from another contract (a contract issued by the Company and/or an unaffiliated insurance company).

RETURN OF PREMIUM (“ROP”) ENHANCED DEATH BENEFIT RIDER:  An optional benefit you may select for an additional charge that guarantees a minimum amount your beneficiary will receive upon your death, regardless of investment performance.  If you elect this Rider, the Contract to which this Rider is attached will be restricted to a maximum of $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals. Multiple Contracts to which this Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals.

RETURN OF PREMIUM (“ROP”) ENHANCED DEATH BENEFIT RIDER FEE:  We deduct a fee of [0.10% - 0.30%] on an annual basis calculated as a percentage of the average daily Contract Value if you select the ROP Enhanced Death Benefit Rider. See Fee Table - Optional ROP Enhanced Death Benefit Rider for the current fee.

SECURE ONLINE ACCOUNT:  Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence.  You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.

SEPARATE ACCOUNT: Jefferson National Life of New York Annuity Account 1, which invests in the Investment Portfolios.

SUB-ACCOUNT: A segment within the Separate Account which invests in a single Investment Portfolio.

SUBSCRIPTION FEE: $20 per month fee charged by Us to issue and administer the Contract.

TAX DEFERRAL: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company of New York. You may obtain information about your Contract and request certain transactions through the Website.

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Highlights

The variable annuity Contract that We are offering is a Contract between you (the Owner, You or you) and Us (We, we, Us, us, Our, our, the insurance company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life of New York Annuity Account 1(Separate Account). The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

The Contract charges no insurance fees other than the monthly Subscription Fee imposed during the Accumulation Period and Annuity Period and the ROP Enhanced Death Benefit Rider Fee if you select the ROP Enhanced Death Benefit Rider.  You do pay any applicable Low Cost Fund  Platform Fees for certain Investment Portfolios, as well as the fees of the Investment Portfolios you select and any Investment Advisor you retain. We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios’ advisers, distributors and/or affiliates for the administrative or distribution services which We provide to the Investment Portfolios.

The Contract includes both a death benefit and an optional ROP Enhanced Death Benefit Rider, each of which described in detail under the heading “Death Benefit.”  If the ROP Enhanced Death Benefit Rider is elected, total Purchase Payments, less Adjusted Partial Withdrawals, cannot exceed $3,000,000. Multiple Contracts to which this rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals.

All deferred annuity contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract.

Under the terms of the Contract, you may not enter the Annuity Period until thirteen (13) months from the date you purchase the Contract.

You may only choose to receive Annuity Payments on a fixed basis. If you choose Annuity Payments, the amount of the Annuity Payments are constant for the entire Annuity Period. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint annuitants, all provisions are based on the age of the primary annuitant.

FREE LOOK. If you change your mind about owning the Contract, you cancel the Contract within 10 days after receiving it, or 60 days if it is a Replacement Contract, We will cancel the Contract. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account.  If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract, or 60 days if it is a Replacement Contract.  On the day We receive your request We will return your Contract Value. This refund amount will be the contract value plus the amount of fees and other charges deducted from gross consideration or imposed under the contract, if applicable, such as Subscription Fees. The amount will not include any underlying fund charges that may have been imposed. See Free Look section on page 12 for additional details.

TAX PENALTY. In general, the earnings in your Contract are not taxed until you take money out of your Contract. If you are younger than age 59 ½ when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. The part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, unless you had after-tax monies invested in the Contract, the full Annuity Payment is taxable. In such situations where you are already in a qualified plan, the tax deferral of the annuity does not provide additional benefits.

Document Delivery Requirements: Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.

Regular and continuous Internet access is required to access electronically all documents relating to the Contract and the Investment Portfolios.  You should consider electing and continue to receive documents electronically if you have regular and continuous Internet access.  If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.

For Owners using electronic communications, current prospectuses and all required reports for the Contract and the Investment Portfolios are available on our Website.  While we will notify you via email when a transaction pertaining to your Contract has occurred or a document impacting your Contract has been posted, you should visit the Website regularly.   We post updated prospectuses for the Contract and the Investment Portfolios on our Website on or about May 1 of each year.  Prospectuses may also be supplemented throughout the year and will be available on the Website, which you should visit regularly.  We post Annual Reports and Semi-Annual Reports of the Investment Portfolios on our Website on or about March 1 and September 1, respectively, each year.  For your reference, We archive out-of-date Contract prospectuses. You will not have electronic access through our Website to Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website.  Accordingly, you should consider printing them before they are removed. Alternatively, We will provide copies of them upon request.

We will deliver all other documents electronically to your Secure Online Account.  Checking your Secure Online Account regularly will give you an opportunity to prevent multiple fraudulent transactions.  We deliver transaction confirmations at or before the completion of your transactions.

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We deliver account statements on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year).  Under certain circumstances for Qualified Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time.

We will allow you to have access to your Secure Online Account even after you revoke your consent to our electronic delivery of documents or surrender or exchange your Contract.  However, We reserve the right to delete your Secure Online Account upon 30 days’ notice, which We will deliver to your Secure Online Account.  Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account.  Upon request, We will provide paper copies of any deleted document.

We have no present intention of deleting documents from your Secure Online Account.  If, however, We decide to do so, We will provide you with at least 30 days’ notice in your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

LOW COST FUND PLATFORM FEE.  The Company imposes a Low Cost Fund Platform Fee on amounts invested in certain Investment Portfolios.  For further information, see “Expenses — Low Cost Fund Platform Fee”.

INQUIRIES. If you need more information, please go to www.jeffnat.com or contact Us at:

Jefferson National Life Insurance Company of New York
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561

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Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Portfolios.  State premium taxes may also be deducted.

Owner Transaction Expenses

Contingent Deferred Sales Charge (as a percentage of Purchase Payments withdrawn)	None

Transfer Fee(1)	Current Charge None	Maximum Charge $25.00

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios’ fees and expenses.

Separate Account Annual Expenses Table

	Current Charge	Maximum Charge
Subscription Fee	$240 per Contract annually ($20.00 per month)	$240 per Contract annually ($20.00 per month)
Separate Account Annual Expenses (as a percentage of Contract Value invested in the Investment Portfolios) Mortality and Expense Risk Charge	0.00%	0.00%
Administrative Charge	0.00%	0.00%
Total Separate Account Annual Expenses	$240.00	$240.00

(1) All transfers made on the same day involving the same Investment Portfolio count as one transfer.  Certain restrictions apply as further described under the heading “Transfers — Excessive Trading Limits” and “Transfers — Short Term Trading Risk”.

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OPTIONAL LOW COST FUND PLATFORM

The next item shows the fee that you will pay, in addition to the Subscription Fee and Investment Portfolio operating expenses, on Contract Value invested in certain low cost Investment Portfolios.  For further details, see “Expense — Low Cost Fund Platform Fee”.

	Minimum Annual Fee	Maximum Annual Fee
Low Cost Fund Platform Fee (as a percentage of the average daily Contract Value allocated to a given low cost fund)	0.05%	0.25%

OPTIONAL ROP ENHANCED DEATH BENEFIT RIDER

The next table shows the fee that you will pay, in addition to the Subscription Fee, and Investment Portfolio operating expenses, if you elect the ROP Enhanced Death Benefit Rider.

	Current Annual Fee	Maximum Annual Fee
ROP Enhanced Death Benefit Rider Fee (as a percentage of the average daily Contract Value)	0.15%	0.30%

PORTFOLIO OPERATING EXPENSES

The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio’s fees and expenses is contained in the prospectus for each Investment Portfolio.

	Minimum	Maximum

Total Investment Portfolio operating expenses(2)
Expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, Low Cost Fund Platform fees (if any) and other expenses for the period ended December 31, 2016.

	Gross: 0.52%	Gross: 9.12%

Current and future total operating expenses of the Investment Portfolios could be higher or lower than those shown in the table.	Net: 0.52%	Net 3.76%

(2)  The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio.  The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2018.  The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

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Examples of Fees and Expenses —

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Subscription Fee, Separate Account annual expenses, Low Cost Fund Platform Fees, ROP Enhanced Death Benefit Rider Fee, and Investment Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the Contract.  For purposes of this example, we have assumed the money is invested in Investment Portfolios for which no Low Cost Fund Platform Fee is charged.  For a description of the Low Cost Fund Platform Fee, see “Expenses — Low Cost Fund Platform Fee”.  The Subscription Fee for every contract, regardless of size, is $240 annually, i.e. $20 per month. For this example, we used $20.00 per month as the Subscription Fee, but converted it to an asset based charge based on the average contract size of Jefferson National Life Insurance Company of New York as of the previous December 31.  This conversion causes the Subscription Fee in the example below to be less than $240 annually. We also used .30% for the ROP Enhanced Death Benefit Rider Fee (if elected). Although your actual costs may be higher or lower, based on these assumptions and those that follow, your costs would be:

Highest cost example using maximum charges:

(1) Assuming Contract charges and gross maximum Investment Portfolio operating expenses and you have purchased the ROP Enhanced Death Benefit Rider:

1 year	3 years	5 years	10 years
$410.35	$2,293.30	$4,015.07	$7,701.96

(2) Assuming Contract charges and gross minimum Investment Portfolio operating expenses and you have purchased the ROP Enhanced Death Benefit Rider:

1 year	3 years	5 years	10 years
$93.35	$292.03	$507.86	$1,132.44

(3) Assuming Contract charges and gross maximum Investment Portfolio operating expenses:

1 year	3 years	5 years	10 years
$379.60	$2,207.55	$3,884.27	$7,494.00

(4) Assuming Contract charges and gross minimum Investment Portfolio operating expenses:

1 year	3 years	5 years	10 years
$62.60	$196.12	$341.58	$764.70

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Condensed Financial Information

Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

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The Company

Jefferson National Life Insurance Company of New York  was organized in 2014.

We are principally engaged in the life insurance and annuity business in the state of New York. We are a stock company organized under the laws of the state of New York and are a direct subsidiary of Jefferson National Life Insurance Company and an indirect subsidiary of Jefferson National Financial Corp.

Jefferson Financial Corp is ultimately owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company, which are engaged in general insurance and reinsurance business, except life insurance.

The obligations under the Contracts are obligations of Jefferson National Life Insurance Company of New York.

The Monument Advisor NY Variable Annuity Contract

This prospectus describes The Monument Advisor NY Variable Annuity Contract offered by Jefferson National. An annuity is a contract between you, the Owner, and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract switches to the Annuity Period.

The Contract benefits from tax-deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. In that instance, you should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations where you are already in a qualified plan, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain annuity benefits and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan.

The Contract is called a variable annuity because you can choose among several Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. The amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.

You may only choose to receive Annuity Payments on a fixed basis. If you choose Annuity Payments, the amount of the Annuity Payments you receive will remain the same for the period of time selected.

Free Look

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it, or 60 days if it is a Replacement Contract. Our Insurance Charges and Investment Portfolio operating expenses, along with any applicable Low Cost Fund Platform Fees, will have been deducted. On the Business Day We receive your request We will return your Contract Value. This refund amount will be the Contract Value plus the amount of fees and other charges deducted from gross consideration or imposed under the Contract, if applicable.  The amount will not include any underlying fund charges that may have been imposed. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account.  If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after it mails a Contract, or 60 days if it is a Replacement Contract.

OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing via fax or U.S. mail. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.

A change of Owner may be a taxable event.

JOINT OWNER. A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing via fax or U.S. mail or otherwise.

BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. In the case of a non-natural Owner, and no Beneficiary is named, the default will be the Owner. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

RESTRICTED BENEFICIARY. In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.

Assignment

Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.

An assignment may be a taxable event.

If the Contract is a Qualified Contract, there are limitations

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on your ability to assign the Contract.

Electronic Administration of Your Contract

You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request, either at the time of application or later, to receive all documents relating to the Contract by paper, via U.S. Mail at no extra charge.

If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should elect Electronic Administration if you have Internet access. Although We will email you when a transaction relating to your Contract has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online Account. There is no substitute for regularly checking your Secure Online Account. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.

You may, however, elect to have documents related to your Contract also delivered via U.S. mail to your address of record at no extra charge. We may also continue to send documents to your Secure Online Account. You may revoke or reinstate your consent to electronic delivery anytime. You may do so by visiting the Website, by calling the Customer Service telephone number or by writing to the Jefferson National Service Center.  Notification of change made via the Website will be effective immediately. Notification by telephone or U.S. mail will be processed as received, usually within two business days.

Current prospectuses and all required reports for the Contract and the Investment Portfolios are available on Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports for the Investment Portfolios on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.

You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed.  Upon request, either before or after a prospectus is removed from the website, we will send you a paper copy of these documents via U.S. mail.  Please note, irrespective of whether you have elected Electronic Administration, proxy statements for the Investment Portfolios will be provided to you via U.S. mail.

We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you on Our Website.

You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days’ notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account.  Upon request, we will provide paper copies of any deleted document.

We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days’ notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

Confirmations and Statements

We will send a confirmation statement to your Secure Online Account, or by paper delivery via U.S. mail at no extra charge, each time you make a new Purchase Payment, a transfer among the Investment Portfolios, or a withdrawal. Generally, We deliver transaction confirmations at the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual confirmation or may be part of your next quarterly account statement. You should review your confirmation statements to ensure that your transactions are carried out correctly. If you fail to do so, you risk losing the opportunity to ask us to correct an erroneous transaction. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances for Qualified Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on “Contact Us” for secure online correspondence or you can e-mail Us at service@jeffnat.com or call Us at (866) 667-0561.

Requesting Transactions or Obtaining Information About your Contract

You may request transactions or obtain information about your Contract by submitting a request to Us in writing via fax or U.S. mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request certain transactions and receive information about your Contract by telephone or through our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures.

Unless otherwise directed by You, We will accept

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transaction requests from your Registered Representative and/or your Investment Advisor.  You can also authorize someone else, via submitting a power of attorney in good order (complete with required signatures), to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the Joint Owner.

We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce correct identifying information before We will accept  the telephone transaction. We will post confirmations of all transactions, statements and other correspondence to your Secure Online Account. We will not send these to you in paper, unless you have elected to receive paper documents via U.S. mail.  If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

You will be required to provide your user ID and password to access your Secure Online Account and perform transactions on Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.

We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a “locked padlock.” This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the “view certificate” button (in FireFox) or the “subject” section (in Internet Explorer), you should see “Jefferson National Financial Corp.” listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

Good Order

A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and  documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your Investment Advisor before submitting the form or request.

Purchase

Application for a Contract

If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require.  The Company reserves the right to reject an application for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

Purchase Payments

A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $15,000.   We reserve the right to issue a Contract for less than $15,000 with our approval, subject to the terms and conditions we may require. The maximum We accept is $10,000,000 ($3,000,000 in total Purchase Payments across all Contracts with the same Measuring Life if the ROP Enhanced Death Benefit Rider is elected) without Our prior approval and will be subject to such terms and conditions as We may require. Jefferson National reserves the right to refuse any Purchase Payment.  Jefferson National does not accept Purchase Payments in the form of cash, cash equivalents, or checks payable in foreign currency or issued by non-U.S. financial institutions.  Purchase Payments made in the form of check, wire or EFT must be drawn upon the account of a U.S. financial institution.

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Subject to the maximum described above, you can make additional Purchase Payments of any amount. However, we reserve the right to impose minimums on future Purchase Payments.

If mandated under applicable law, the Company may be required to reject a Purchase Payment.  The Company also may be required to provide additional information about an Owner’s account to government regulators.  In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your Investment Advisor), or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments

You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment.  Please make sure these are kept current to ensure your Purchase Payments are applied correctly. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Investment Portfolios. See “Expenses — Low Cost Fund Platform Fee” for further details.

Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Investment Options

Investment Portfolios

The Contract offers various Sub-accounts, each of which invests exclusively in an Investment Portfolio listed in Appendix A of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future.

You should read the summary prospectus or prospectus for any Investment Portfolio carefully before investing. Unless you have opted to receive documents relating to your Contract via U.S. mail, copies of these summary prospectuses and prospectuses will not be sent to you in paper.  They are, however, available on Our Website. See Appendix A which contains the investment objective for each Investment Portfolio.

The investment objectives and policies of certain Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

A significant portion of the assets of certain Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio’s ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios’ prospectuses for more details on the risks associated with any specific Investment Portfolio.

Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

Certain investment options may only be available to you if you retain certain Investment Advisors. In addition, certain Investment Advisors may be limited as to which funds they may access.

Administrative, Marketing and Support Services Fees

Jefferson National and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose,

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including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other Contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.60% annually of the average net assets of an Investment Portfolio attributable to the relevant Contracts.   Certain minimums may apply and this amount may change at any time without notice.  A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses. Where the Company does not have an arrangement with an Investment Portfolio to receive payments for the provision of services, or if the payments are minimal, Low Cost Fund Platform Fee proceeds may be used to pay expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts.  The Company and its affiliates may profit from these fees.

Selection of Investment Portfolios

The Company selects the Investment Portfolios based on several criteria, including without limitation, asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, advisor or customer interest, and the capability and qualification of each investment firm.  Another factor the Company considers during the selection process is whether the Investment Portfolio, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above.  The Company reviews each Investment Portfolio periodically after it is selected.  Upon review, the Company may remove an Investment Portfolio or restrict allocation of additional Purchase Payments and or transfers of Contract Value to an Investment Portfolio if it determines the Investment Portfolio no longer meets one or more of the criteria and/or if the Investment Portfolio has not attracted significant Contract owner assets.  If this occurs, you may remain invested in the Investment Portfolio, although you may be restricted from adding additional Purchase Payments or transferring additional Contract Value into such Investment Portfolios. The Company does not recommend or endorse any particular Investment Portfolio, and does not provide investment advice.

Fixed Account

No fixed account is available during the Accumulation Period.  See Annuity Payments for information on the Fixed Account during the Annuity phase of the Contract (these payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability).

Voting Rights

Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on and we may send those materials to you in paper even if you have elected Electronic Administration. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own, including shares owned by us and our affiliates, and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote.  Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

Substitution

It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made. Once a substitution is approved, your investment in such Investment Portfolio will automatically be transferred into the new Investment Portfolio.

Transfers

You can transfer money among the Investment Portfolios, subject to the excessive trading limits set forth below. The Company imposes a Low Cost Fund Platform Fee on Contract Value allocated to certain Investment Portfolios.  See “Expenses — Low Cost Fund Platform Fee” for further details. Transfers may be deferred as permitted or required by law. See “Suspension of Payments or Transfers” section below.

EARLY CUT-OFF TIMES Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day.  See Appendix A for a list of Investment Portfolios with early cut-off times.  For transfers between Investment Portfolios that impose early cut-off times with those Investment Portfolios that do not impose, or impose different early cut-off times, the earliest time will be used. This list may change without notice. These early cut-off times do not apply to Purchase Payments or Contract withdrawals.

TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from any Investment Portfolio available to you. Transfers may be made by contacting Our administrative offices or through Our Website. Subject to Our administrative rules, including our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period.  We reserve the right to impose a fee for excessive transfers after notifying

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you.  We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers.  The following apply to any transfer during the Accumulation Period:

1. Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.

2. Your request for transfer must clearly state how much the transfer is for.

3. Your right to make transfers is subject to modification if We determine, in Our sole opinion that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:

a. the requirement of a minimum time period between each transfer;

b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

c. limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.

Excessive Trading Limits

The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons who make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Investment Advisor or other third party acting under a limited power of attorney, for any reason, including without limitation, if:

•      We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

•      We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading, because the transfer request is large in relation to the total assets of the Investment Portfolio or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

•      We are informed by one or more Investment Portfolios that they are unwilling to accept (or will not accept for a certain number of days) a transfer request whether due to the frequency of trading or the size of the transfer request; or

•      the requested transaction violates Our administrative rules designed to detect and prevent market timing.

The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. mail only, etc.) or even prohibitions on them for particular owners who, in Our view, or in the view of an investment adviser to an Investment Portfolio, have abused or appear likely to abuse the transfer privilege.  These restrictions do not apply to withdrawals from the Contract.

We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long—term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

The insurance—dedicated mutual funds available through the Investment Portfolios may also be available in products issued by other insurance companies. These funds carry a significant risk that short—term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short—term trading by contract owners.

As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short—term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds’ prospectuses for specific information about the funds’ short—term trading policies and risks.

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FREQUENT TRADING. In an effort to alleviate the lack of transparency inherent in omnibus accounts, the Company developed technology that permits each Investment Portfolio to see, on a real time basis, the transfer requests that will impact that Investment Portfolio when the Company places the omnibus account trade at the end of that Business Day.  In addition, the Investment Portfolios are able to generate reports out of the same system that allow the Investment Portfolio to look for trading patterns that may be harmful to the Investment Portfolio.  Essentially, this system attempts to provide each Investment Portfolio with the data it needs to empower the Investment Portfolio to enforce its active trading policies and procedures on a similar basis as if the Investment Portfolio was being offered on a retail basis, as opposed to inside of a variable annuity.  As stated above, the Company reserves the right to enforce any decision made by an Investment Portfolio pursuant to its active trading policies and procedures, and to take any actions to delay or deny any pending transfer request, as well as blocking future trading within an Investment Portfolio.

If a current or future transfer request is restricted or denied in accordance with our administrative procedures, you and your Investment Advisor will be notified, and you will be kept in your current Sub-Account allocation. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities to individuals, if any.

In its sole discretion, the Company may revise its frequent trading procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on active traders (such as dollar or percentage limits on transfers).

Dollar Cost Averaging Program

The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program.

There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Investment Portfolios.  For further information, see “Expenses — Low Cost Fund Platform Fee”.

Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

Rebalancing Program

Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. one time rebalance, monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Investment Portfolios.  For further information, see “Expenses — Low Cost Fund Platform Fee”.

EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Investment Portfolios. You want 40% to be in the Bond Investment Portfolio and 60% to be in the Growth Investment Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Bond Investment Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first Business Day of the next quarter, Jefferson National would sell some of your units in the Bond Investment Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Investment Portfolio to increase those holdings to 60%.

Advisory Fee Withdrawals

Jefferson National understands the importance to you of having advice from an Investment Advisor regarding your investments in the Contract. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. If fees will be paid out of your Contract during the Accumulation Period, You will be required to enter into an advisory agreement with your Investment Advisor.

Jefferson National will, pursuant to an agreement with you, process a partial withdrawal from the value of your Contract

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to pay for the services of your Investment Advisor. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution, may be included in gross income for federal tax purposes, and may impact the benefits available under your Contract. Further, if you are under age 59 ½ it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract.  Furthermore, please see the “Taxes — Partial 1035 Exchanges” section for further information regarding advisory fee withdrawals following a partial 1035 exchange.

If the ROP Enhanced Death Benefit Rider is elected, advisory fee withdrawals in excess of the Maximum Advisor Fee will reduce the Death Benefit Amount. See Exhibit D for illustrations.

403(b) Plans

Upon Company approval, 403(b) plans may be accepted.  Without Company approval, We will not accept participant plans which do not meet the minimum requirement of a $15,000 initial Purchase Payment.  Loan provisions do not apply.  Certain Investment Portfolios may not be available within a 403(b) plan. The ROP Enhanced Death Benefit Rider may not be available.

Restrictions Under Section 403(b) Plans:

If you own the Contract under a TSA-403(b) plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under one of the following circumstances:

(1) when you attain age 59 ½,

(2) when you separate from service,

(3) when you die,

(4) if you become disabled (within the meaning of Section 72(m)(7) of the Code),

(5) in the case of hardship, or

(6) made pursuant to a qualified domestic relations order, if otherwise permitted.

Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to:

•                  salary reduction contributions made after December 31, 1988

•                  income attributable to such contributions, and

•                  income attributable to amounts held as of December 31, 1988

Tax penalties may also apply.

Expenses

There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

Subscription Fee

We charge the Subscription Fee regardless of the amount of your Contract Value. This fee is used to reimburse us for our various expenses in establishing and maintaining the contracts.  This fee is deducted from the money market Investment Portfolios you are invested in, pro rata.  If you have less than $20 invested in the money market Investment Portfolios, then the remaining amount will be deducted from your non-money market Investment Portfolios, pro rata.  We will deduct the Subscription Fee each month during the Accumulation Period.  We also impose the applicable portion of the fee at death, annuitization, and upon full surrender of the Contract.  The Company reserves the right to waive the Subscription Fee in certain circumstances including, without limitation, on Contracts issued to an officer, director, employee, or direct family member thereof of Our company or any of Our affiliates.  In no event will reduction or elimination of the Subscription Fee be permitted where it would be unfairly discriminatory to any person.

Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Investment Portfolios upon which the Company imposes a Low Cost Fund Platform Fee.

ROP Enhanced Death Benefit Rider Fee:

If you elect the ROP Enhanced Death Benefit Rider, We will deduct a fee.  The fee is deducted as a percentage of the average daily Contract Value.

The fee is equal to 0.15% annually.  The Company reserves the right to increase the fee to the maximum fee set forth in the Fee Table — Optional ROP Enhanced Death Benefit Rider above.

Upon termination of the ROP Enhanced Death Benefit Rider, the fee will no longer be deducted.

The ROP Enhanced Death Benefit Rider may not be available within certain plans.

Contract Maintenance Charge

We impose no other contract maintenance charge.

Low Cost Fund Platform Fee

The Company imposes a Low Cost Fund Platform Fee, up to 0.25% annually (this is the maximum fee) on Contract Value invested in certain Investment Portfolios.  The Company assesses the Low Cost Fund Platform Fee in order to facilitate making certain Investment Portfolios available as investment options under the Contract.  These Investment Portfolios do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets.  These fees may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Investment Portfolios.  The Company may profit from the Low Cost Fund Platform Fee, and may use any profit derived from this fee for any lawful purpose.  A listing of the Investment Portfolios for which the Company imposes a Low Cost Fund Platform Fee is listed below, and is also available at the Company’s Website or upon request.

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Low Cost Fund Platform Fee Portfolios: 0.25%

DFA VA Global Bond	DFA VA International Small	DFA VA International Value

DFA VA Short-Term Fixed	DFA VA US Large Value	DFA VA US Targeted Value

DFA VA Global Moderate Allocation	Dreyfus Stock Index	Nationwide VIT Bond Index

Nationwide VIT International Index	Nationwide VIT Mid Cap Index	Nationwide VIT S&P 500 Index

Nationwide VIT Small Cap Index	Vanguard Balanced	Vanguard Capital Growth

Vanguard Diversified Value	Vanguard Equity Income	Vanguard Equity Index

Vanguard Growth	Vanguard High Yield Bond	Vanguard International

Vanguard Mid-Cap Index	Vanguard REIT Index	Vanguard Short-Term investment Grade

Vanguard Small Company Growth	Vanguard Total Bond Market Index	Vanguard Total Stock Market Index

Low Cost Fund Platform Fee Portfolios: 0.10%

John Hancock Emerging Markets Value	TOPS Aggressive Growth ETF (Class 1)(1)	TOPS Balanced ETF (Class 1)(1)

TOPS Conservative ETF (Class 1) (1)	TOPS Growth ETF (Class 1) (1)	TOPS Managed Risk Balanced ETF (Class 1)(1)

TOPS Managed Risk Growth ETF (Class 1) (1)	TOPS Managed Risk Moderate Growth ETF (Class 1) (1)	TOPS Moderate Growth ETF (Class 1) (1)

This list may change at any time without notice; however, if an Investment Portfolio which was previously offered without this fee is added to this list, the Low Cost Fund Platform Fee will not be charged on existing dollars invested in such Investment Portfolio without your consent.  Certain Low Cost Fund Platform Fee Investment Portfolios may only be available if you have hired an Investment Advisor that is approved by such Investment Portfolio.  We will provide a list of these Investment Portfolios upon request.  Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Investment Portfolios on which the Company charges the Low Cost Fund Platform Fee.

Investment Portfolio Operating Expenses

There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio operating expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units.  We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers. The advisory fees and other expenses, if any, which are more fully described in the Investment Portfolio prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Transfer Fee

We impose no transfer fee for transfers made during the Accumulation Period.

Income Taxes

Jefferson National may deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.

Contract Value

Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract we call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.  If your Contract Value is zero, we reserve the right to surrender your Contract.

Accumulation Units

Every Business Day, we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor is determined by dividing the value of a Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of a Sub-account share for the previous Business Day.

The value of an Accumulation Unit may go up or down from Business Day to Business Day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract (including the Low Cost Fund Platform Fee and/or the ROP Enhanced Death Benefit Rider Fee). Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

(1)         These funds are only available if certain Investment Advisors are retained. Share Class II TOPS funds are also available, which carry no Low Cost Fund Platform Fees. However, the fund expense ratios may be higher (see the underlying Investment Portfolio prospectus for details).

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We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange closes each Business Day and then credit your Contract.

EXAMPLE:  On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide $10,000 by $12.50 and credit your Contract on Wednesday night with 800 Accumulation Units for the Balanced Portfolio Sub-account.

Access To Your Money

You can have access to the money in your Contract:

1. by making a withdrawal (either a partial or a complete withdrawal);

2. by electing to receive Annuity Payments; or

3. when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Period.

When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any pro rata Subscription fees.

All partial withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis unless you instruct Us otherwise.

Jefferson National will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the Suspension of Payments or Transfers provision (see below) is in effect.

A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).

Systematic Withdrawal Program

The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Unless you instruct us otherwise, the Systematic Withdrawals will be processed on a monthly basis. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, unless you instruct Us otherwise.

You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract.  We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future.

Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Suspension of Payments or Transfers

We may be required to suspend or postpone withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;

4. during any other period when the SEC, by order, so permits for the protection of owners.

If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an owner’s Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Death Benefit

Upon Your Death During the Accumulation Period

If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Our death distributions for both qualified and nonqualified contracts will follow the tax rules in the Internal Revenue Code and its regulations.

The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary.  The death benefit proceeds will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the death benefit or until new instructions are given by the Beneficiary.

Restricted Beneficiary

In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.

Standard Death Benefit Amount During the Accumulation Period

Assuming you have not elected the ROP Enhanced Death Benefit Rider, the Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee, at the time we receive due proof of death and a payment election.

ROP Enhanced Death Benefit Rider

For an additional fee, at the time of application, you can choose the ROP  Enhanced Death Benefit Rider.  This rider is irrevocable and must be selected at the time of application. In general terms, this option will provide you a benefit if you die

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at a time when your Contract Value is less than the Purchase Payments you have made. This option may only be elected if you have not attained age 80 or older.  Under this option, at the time of death, the Death Benefit Amount will be the greater of (1) and (2) where:

1.     is the Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or

2.     is the Total Purchase Payments made to the Contract reduced by any Adjusted Partial Withdrawals. Note: Single Contracts or multiple Contracts to which the ROP Enhanced Death Benefit Rider is attached with the same Measuring Life may not exceed $3,000,000 in total Purchase Payments, less Adjusted Partial Withdrawals.

If you take a partial withdrawal at a time when item (2) above is greater than item (1) above, it will have the effect of decreasing item (2) by more than the amount withdrawn.  Conversely, if you take a partial withdrawal at a time when item (2) is less than item (1), it will have the effect of decreasing item (2) by the amount withdrawn.  See Exhibit D for examples of the calculation of the Death Benefit Amount if you have elected the ROP Enhanced Death Benefit Rider.

See Exhibit D for examples of the calculation of the ROP Enhanced Death Benefit Rider.

Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect a spousal continuation of the Contract. If the ROP Enhanced Death Benefit Rider was elected, the Contract will continue and the Contract Value will be the Death Benefit Amount. If spousal continuation is elected, the ROP Enhanced Death Benefit Rider will terminate and the ROP Enhanced Death Benefit Rider Fee will no longer be levied.

The ROP Enhanced Death Benefit Rider will terminate without value on the occurrence of any of the following:

1.              if the Contract Owner is changed or the Contract is assigned, this option will terminate, except in the following circumstances:

(a) the new Contract Owner or assignee assumes full ownership of the Contract and is essentially the same person (e.g. an individual ownership changed to a personal revocable trust, a change to the Contract Owner’s spouse during the Contract Owner’s lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner’s lifetime, etc.);

(b) ownership of an IRA or Roth IRA is being changed from one custodian to another, from the Measuring Life to a custodian, or from a custodian to the Measuring Life; or

(c) the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered).

2.              the Annuity Date;

3.              the date the Contract to which this rider is attached terminates;

4.              the date the Contract Value decreases to zero as a result of withdrawals and/or Subscription Fees;

5.              Subject to the step up in Contract Value described above, immediately following a spousal continuation.

Once cancelled, all rights and benefits under the ROP Enhanced Death Benefit Rider will terminate.

Payment of the Death Benefit During the Accumulation Period

Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period (including without limitation, non-qualified stretch options, which allows non-spouse beneficiaries to stretch taxation across their lifetime). If an election for the payment method is not received, the Company will pay the proceeds under Option 2.

OPTION 1 —lump sum payment of the Death Benefit Amount; or

OPTION 2 —the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

OPTION 3 —payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner.

Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:

•  continue the Contract in his or her own name at the then current Death Benefit Amount;

•  elect a lump sum payment of the Death Benefit Amount; or

•  apply the Death Benefit Amount to an Annuity Option.

A “spouse” is as defined under Federal and New York law. If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.

Death of Contract Owner During the Annuity Period

If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

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Death of Annuitant

If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.

Annuity Payments (The Annuity Period)

Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.

You can select any Annuity Date provided it is a date after the end of the Free Look Period. The Annuity Date must be at least thirteen (13) months after the Contract issue date, but may not be later than the Maximum Maturity Date.

The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date.  For a Contract held as an IRA, once you attain age 70 ½, you are required to either annuitize the Contract or take the required minimum distribution under the Code.

You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

During the Annuity Period, you may only choose to have fixed Annuity Payments. These payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability. If you choose an Annuity Option, your Account Value, minus any applicable fees, is placed in our general account.  Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding the general account.

Annuity Payment Amount

On the Annuity Date, the Contract Value, less the Subscription Fee, will be applied under the Annuity Option you selected.

Annuity Payments are made monthly unless you have less than $2,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $20 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $20.

Unless you notify Us otherwise, we will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Annuity Options

You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

OPTION 1. INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies.  Accordingly, if you select this option and die after the first annuity payment is made but before the second annuity payment is made, you will only receive one annuity payment. If you die after you elect this option but before the first annuity payment is made, you will not receive any payments.

OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if we have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).

OPTION 3. INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).

OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people dies, the amount of the Annuity Payments we will make to the survivor will be calculated based on the option chosen at the time of annuitization.  Please note, the higher the elected payment to the survivor is, the lower the amount of each payment will be when both join Annuitants are alive.

Taxes

NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject.  Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or

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state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.

The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.  In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

Annuity Contracts in General

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be “adequately diversified” in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over variable account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Distributions from an Individual Retirement Annuity, 403(b), SEP IRA or SIMPLE IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner’s lifetime; therefore, the required beginning date is not applicable to Roth IRAs.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or SIMPLE IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

For Individual Retirement Annuities, SEP IRAs and SIMPLE IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or SIMPLE IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or SIMPLE IRAs.  Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are “qualified distributions” or “non-qualified distributions”.

Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, including withdrawals to pay your Investment Advisor, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In

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the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.

Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

•      made on or after the taxpayer reaches age 59 ½;

•      made on or after the death of an Owner;

•      attributable to the taxpayer’s becoming disabled; or

•      made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary.  If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 ½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

It is possible that the IRS may take the position that the ROP Enhanced Death Benefit Rider Fees are deemed to be taxable distributions to you.  Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax advisor prior to selecting this option.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year may be treated as one annuity contract for purposes of determining the amount includable in such Owner’s income when a taxable distribution occurs.

Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180 day period following a partial 1035 exchange, the partial 1035 exchange will not receive tax-free treatment. The IRS will apply general tax principles to determine the substance and treatment of the transfer. There are exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.

Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts.  You can allocate some or all of your Account Value from one Investment Portfolio to another but you cannot direct the investments each Investment Portfolio makes.  If you have too much “investor control” of the assets supporting the Investment Portfolio, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

In 2003, the Internal Revenue Service (“IRS”) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those

25

assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner’s right to allocate Purchase Payments and transfer funds among the available Subaccounts, all investment decisions concerning the Subaccounts will be made by Us or an adviser in its sole and absolute discretion.

Contracts such as this one, with more than 20 underlying fund options, raise investor control concerns.  It is possible that the IRS may determine that due to the number of different underlying fund options and the fact that some underlying funds may have the same investment strategy, there is an investor control issue with this Contract.  However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the Contract holder and Us concerning the availability of particular options and based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.

At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance.  Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

Required Minimum Distributions

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires.  The date set forth in (b) does not apply to traditional, SEP, or SIMPLE IRAs, or to a 5% or more owner of the employer sponsoring the plan and the required distribution rules do not apply to Roth IRAs.  Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary.  If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. If you choose the ROP Enhanced Death Benefit Rider, required minimum distributions will be considered partial withdrawals for purposes of the Adjusted Partial Withdrawals calculation.

Medicare Tax

A 3.8% Medicare contribution tax will be imposed on the “net investment income” of certain individuals whose income exceeds certain threshold amounts.  For purposes of this tax, net investment income will include income from non-qualified annuity contracts (as well as interest, dividends and certain other items).  The new 3.8% Medicare tax is imposed on the lesser of:

1.              the taxpayer’s “net investment income” (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions); or

2.              the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately and $200,000 otherwise).

“Net investment income” in item 1 does not include distributions from tax-qualified plans (i.e. IRA’s, Roth IRAs or arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in item 2.  The IRS has issued proposed guidance regarding this income surtax.  You should consult your tax advisor regarding the applicability of this tax to income you would receive under the Contract.

Seek Tax Advice

The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice.  The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend.  Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.  A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract

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and do not intend the above discussion as tax advice.

Other Information

Legal Proceedings

Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

Abandoned Property Requirements

Every state has unclaimed property laws that generally declare non-qualified annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or the date the Death Benefit Amount is due and payable.  For example, if the payment of the Death Benefit Amount has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit Amount, or the Beneficiary does not come forward to claim the Death Benefit Amount in a timely manner, the Death Benefit Amount will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile.  Escheatment is the formal, legal name for this process.  However, the state is obligated to pay the Death Benefit Amount (without interest) if your Beneficiary steps forward to claim it with proper documentation.  To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change.  Please contact us to make such changes.

Proof of Age and Survival

The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements

If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply). The Company reserves the right to adjust future payments to offset any prior overpayments or underpayments.

Changes to Comply with Law and Amendments

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

The Separate Account

We established a separate account to hold the assets that underlie the Contracts. Jefferson National Life of New York Annuity Account 1 serves the variable annuity portion of the Contract. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under New York Insurance law on June 20, 2014. Jefferson National Life of New York Annuity Account 1 is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life of New York Annuity Account 1 is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the New York Department of Financial Services. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.

The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.

Where permitted by law, we may:

•      create new Separate Accounts;

•      combine separate accounts, including combining the Separate Account with another separate account established by the Company;

•      transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;

•      transfer the Separate Account to another insurance company;

•      add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;

•      make the Sub-accounts available under other policies we issue;

•      add new Investment Portfolios or remove existing Investment Portfolios;

•      substitute new Investment Portfolios for any existing Investment Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;

•      deregister the Separate Account under the Investment Company Act of 1940; and

•      operate the Separate Account under the direction of a committee or in another form.

Distributor

Jefferson National Securities Corporation (JNSC), 10350 Ormsby Park Place, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of FINRA.  Sales of the Contracts may be made by Registered Representatives of broker-dealers authorized to sell the Contracts. See the Statement of Additional Information for more information.

We pay no Commissions to broker-dealers who sell the

27

Contracts. Under certain circumstances, payments may be made to certain broker-dealers, sellers, third party money managers, third party marketing organizations or Investment Advisors for other services such as platform access fees, marketing support and/or reimbursement of conference expenses. Certain employees of the Company may receive incentive compensation based on efforts assisting the Company in the sale of Contracts.

Financial Statements

Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

Independent Registered Public Accounting Firm

The statutory-basis financial statements of Jefferson National Life Insurance Company of New York as of December 31, 2016, and for the period from April 17, 2015 (inception) through December 31, 2016 and the financial statements of Jefferson National Life of New York Annuity Account 1 as of December 31, 2016 and for the period from April 17, 2015 (inception) through December 31, 2016 appearing in the Statement of Additional Information have been audited by BDO USA, LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

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Appendix A: Investment Options

Fund Name Investment Adviser	Objective	Early Cutoff *
Advisors Preferred Trust Managed by Advisors Preferred, LLC
Gold Bullion Strategy	Returns that reflect the performance of the price of Gold Bullion.	3:30PM
Alger Portfolios Managed by Fred Alger Management, Inc.
Alger Capital Appreciation (Class I-2)	Long term capital appreciation.
Alger Large Cap Growth (Class I-2)	Long term capital appreciation.
Alger Mid Cap Growth (Class I-2)	Long term capital appreciation.
AllianceBernstein Variable Products Series Fund, Inc. Managed by AllianceBernstein L.P.
AB VPS Dynamic Asset Allocation (Class B)	Total return.
AB VPS Global Thematic Growth (Class B)	Long-term growth of capital.
AB VPS Growth and Income (Class A)	Long term growth of capital.
AB VPS International Growth (Class B)	Long-term growth of capital.
AB VPS International Value (Class B)	Long-term growth of capital.
AB VPS Small/Mid Cap Value (Class B)	Long term growth of capital.
ALPS Variable Investment Trust Managed by ALPS Advisors, Inc.
ALPS/Alerian Energy Infrastructure (Class III)	Investment results that correspond (before fees and expenses) generally to the price and yield performance of the Alerian Energy Infrastructure Index.
ALPS|RedRocks Listed Private Equity (Class III)	Maximize total return, which consists of appreciation on its investments and a variable income stream.
Morningstar Aggressive Growth ETF Asset Allocation (Class II)	Capital appreciation.
Morningstar Balanced ETF Asset Allocation (Class II)	Capital appreciation and some current income.
Morningstar Conservative ETF Asset Allocation (Class II)	Current income and preservation of capital.
Morningstar Growth ETF Asset Allocation (Class II)	Capital appreciation.
Morningstar Income & Growth ETF Asset Allocation (Class II)	Current income and capital appreciation.
American Century Variable Portfolios Managed by American Century Investment Management, Inc.
American Century VP Balanced (Class I)	Long-term capital growth & current income.
American Century VP Income & Growth (Class I)	Capital appreciation. Income is secondary.
American Century VP Inflation Protection (Class II)	Long-term total return to protect against U.S. inflation.
American Century VP International (Class I)	Capital growth.
American Century VP Large Company Value (Class I)	Long-term capital growth. Income is a secondary objective.
American Century VP Ultra (Class I)	Long-term capital growth.
American Century VP Value (Class I)	Long-term capital growth over time. Income is secondary.
American Funds Insurance Series Managed by Capital Research and Management Company
American Funds Asset Allocation	High total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Blue Chip Income and Growth	Income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
American Funds Bond	As high level of current income as is consistent with the preservation of capital.
American Funds Global Bond	High level of total return consistent with prudent investment management over the long term.
American Funds Growth	Growth of capital.
American Funds Growth-Income	Long-term growth of capital and income.
American Funds High-Income Bond	High level of current income. Capital appreciation is secondary.
American Funds International Fund	Long-term growth of capital.
American Funds Managed Risk Asset Allocation	High total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
American Funds Managed Risk Blue Chip Income and Growth

Produce income exceeding the average yield on U.S. stocks generally and to provide an  opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

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Fund Name Investment Adviser	Objective	Early Cutoff *
American Funds Mortgage	Current income and preservation of capital.
American Funds New World	Long-term capital appreciation.
Blackrock Variable Series Funds, Inc. Managed by BlackRock Advisors, LLC
BlackRock Equity Dividend (Class III)	Long-term total return and current income.
BlackRock Global Allocation (Class III)	High total investment return.
BlackRock High Yield (Class III)	High level of current income; capital appreciation is a secondary objective.
BlackRock iShares Alternatives Strategy	Long term growth of capital and risk adjusted returns.
BlackRock iShares Dynamic Fixed Income	Long term growth of capital and risk adjusted returns.
BlackRock Large Cap Core (Class III)	High total investment return.
BlackRock Large Cap Growth (Class III)	Long-term capital growth.
BlackRock Large Cap Value (Class III)	Long-term capital growth.
BlackRock Total Return (Class III)	Total return consistent with income generation and prudent investment management.
BlackRock U.S. Government Bond (Class III)	Total return consistent with income generation and prudent investment management.
Calvert Variable Products Managed by Calvert Research and Management
Calvert VP SRI Balanced (Class F)	Provide a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.
Columbia Management Investment Advisers, LLC Managed by Columbia Management Investment Advisers, LLC
Columbia VP - AQR Managed Futures Strategy	Positive absolute returns.
Columbia VP - Select Large-Cap Value (Class I)	Long-term capital appreciation.
Columbia VP - Select Smaller-Cap Value (Class I)	Long-term capital appreciation.
Columbia VP - Seligman Global Technology (Class II)	Long-term capital appreciation.
Columbia VP - Strategic Income (Class II)	Multi-asset fixed income.
Credit Suisse Trust Managed by Credit Suisse Asset Management
Credit Suisse Trust - Commodity Return Strategy	Total return.
Delaware VIP Trust. Managed by Delaware Management Company
Delaware VIP Small Cap Value Series	Capital Appreciation
DFA Investment Dimensions Group, Inc. Managed by Dimensional Fund Advisors LP
VA Global Bond	Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
DFA VA Global Moderate Allocation	Total return consisting of capital appreciation and current income.
VA International Small	Long-term capital appreciation.
VA International Value	Long-term capital appreciation.
VA Short-Term Fixed	Stable real return in excess of the rate of inflation with minimum risk.
VA US Large Value	Long-term capital appreciation.
VA US Targeted Value	Long-term capital appreciation.
Dreyfus Variable Investment Fund Managed by the Dreyfus Corporation
Dreyfus VIF International Value (Initial)	Long-term capital growth.
The Dreyfus Investment Portfolios Managed by the Dreyfus Corporation
Dreyfus Small Cap Stock Index	To match the performance of the S&P Small Cap 600 Index.
Dreyfus Socially Responsible Growth	Capital growth with current income as a secondary goal.
Dreyfus Stock Index	To match the performance of the S&P 500 Index.
Eaton Vance Variable Trust Managed by Eaton Vance Management
Eaton Vance VT Floating-Rate Income	High level of current income.

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Fund Name Investment Adviser	Objective	Early Cutoff *
Federated Insurance Series Various Investment Advisers
Federated High Income Bond II (Primary) Managed by Federated Investment Management Company	High current income.
Federated Kaufmann II (Service) Managed by Federated Equity Investment Management Company of Pennsylvania (subadvised by Federated Global Investment Management Corp.)	Capital appreciation.
Federated Managed Volatility II Managed by Federated Global Investment Management Cor., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania.	High current income and moderate capital appreciation.
Fidelity® Variable Insurance Products Managed by Fidelity Management & Research Company unless otherwise indicated.
Fidelity VIP Balanced (Service 2)	Income and capital growth consistent with reasonable risk.
Fidelity VIP Contrafund (Service 2)	Long-term capital appreciation.
Fidelity VIP Disciplined Small Cap (Service 2)	Capital appreciation.
Fidelity VIP Equity-Income (Service 2)	Reasonable income and capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on securities comprising the Standard & Poor’s 500 Index.
Fidelity VIP Freedom Income (Service 2)	High total return with a secondary objective of principal preservation.
Fidelity VIP Growth (Service 2)	Capital appreciation.
Fidelity VIP Growth & Income (Service 2)	High total return through a combination of current income and capital appreciation.
Fidelity VIP Growth Opportunities (Service 2)	Capital growth.
Fidelity VIP High Income (Service 2)	High level of current income, while also considering growth of capital.
Fidelity VIP International Capital Appreciation (Service 2)	Capital appreciation.
Fidelity VIP Investment Grade Bond (Service 2)	High a level of current income as is consistent with the preservation of capital.
Fidelity VIP Mid Cap (Service 2)	Long-term growth of capital.
Fidelity VIP Overseas (Service 2)	Long-term growth of capital.
Fidelity VIP Real Estate (Service 2) Managed by Fidelity SelectCo, LLC	Above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500 Index.
Fidelity VIP Strategic Income (Service 2)	High level of current income. The fund may also seek capital appreciation.
Fidelity VIP Value (Service 2)	Capital appreciation.
First Eagle Variable Funds Managed by First Eagle Investment Management, LLC
First Eagle Overseas Variable Fund	Long-term growth of capital.
Franklin Templeton Variable Insurance Products Trust Managed by Franklin Advisers, Inc. unless indicated otherwise
Franklin Global Real Estate VIP (Class 2) Managed by Franklin Templeton Institutional, LLC	High total return.
Franklin Income VIP (Class 2)	Maximize income while maintaining prospects for capital appreciation.
Franklin Mutual Shares VIP (Class 2) Managed by Franklin Mutual Advisers, LLC	Capital appreciation with income as its secondary goal.
Franklin Rising Dividends VIP (Class 2)	Long-term capital appreciation.
Franklin Strategic Income VIP (Class 2)	High level of current income with capital appreciation over the long term as its secondary goal.
Franklin U.S. Government Securities VIP (Class 2)	Income.
Templeton Global Bond VIP (Class 2)	High current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

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Fund Name Investment Adviser	Objective	Early Cutoff *
Goldman Sachs Variable Insurance Trust Managed by Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Multi-Strategy Alternatives

Achieve its investment objective by investing in a combination of underlying variable insurance funs and mutual funds that currently exist or that may become available for investment in the future for which Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Advisor”) or an affiliate now or in the future acts as investment adviser or principal underwriter (the “Underlying Funds”).

Goldman Sachs VIT Strategic Income	Total return comprised of income and capital appreciation.
Guggenheim Variable Insurance Funds Managed by Security Investors, LLC unless indicated otherwise
Guggenheim VIF Floating Rate Strategies (Series F) Managed by Guggenheim Partners Investment Management, LLC	High level of current income while maximizing total return.
Guggenheim VIF Global Managed Futures Strategy	Positive total returns over time.
Guggenheim VIF High Yield (Series P)	High current income. Capital appreciation is a secondary objective.
Guggenheim VT Long Short Equity	Long-term capital appreciation.
Guggenheim VIF Multi-Hedge Strategies	Long-term capital appreciation with less risk than traditional equity funds.
Guggenheim VIF Small Cap Value (Series Q)	Long-term capital appreciation.
Guggenheim VIF StylePlus Large Growth (Series Y)	Long-term growth of capital.
Guggenheim VIF StylePlus Mid Growth (Series J)	Long-term growth of capital.
Guggenheim VIF U.S. Total Return Bond (Series E)	Provide total return, comprised of current income and capital appreciation.
Rydex VIF Banking	Capital appreciation.	3:50PM
Rydex VIF Basic Materials	Capital appreciation.	3:50PM
Rydex VIF Biotechnology	Capital appreciation.	3:50PM
Rydex VIF Commodities Strategy	Provide investment results that correlate to the performance of the S&P GSCI™ Commodity Index.	3:50PM
Rydex VIF Consumer Products	Capital appreciation.	3:50PM
Rydex VIF Dow 2x Strategy	Investment results that match 200% of the performance of the Dow Jones Industrial Average (DJIA) Index on a daily basis.	3:55PM
Rydex VIF Electronics	Capital appreciation.	3:50PM
Rydex VIF Energy	Capital appreciation.	3:50PM
Rydex VIF Energy Services	Capital appreciation.	3:50PM
Rydex VIF Europe 1.25x Strategy	Investment results that correlate to 125% of the daily price movement of the Dow Jones Stoxx 50 Index.	3:55PM
Rydex VIF Financial Services	Capital appreciation.	3:50PM
Rydex VIF Government Long Bond 1.2x Strategy	Investment results that correspond to 120% of the daily price movement of the Long Treasury Bond.	3:55PM
Rydex VIF Health Care	Capital appreciation.	3:50PM
Rydex VIF High Yield Strategy	Investment results that correlate, before fees and expenses, to the performance of the high yield bond market.	3:45PM
Rydex VIF Internet	Capital appreciation.	3:50PM
Rydex VIF Inverse Dow 2x Strategy	Investment returns that inversely correlate to 200% of the daily performance of the DJIA.	3:55PM
Rydex VIF Inverse Government Long Bond Strategy	Total returns that inversely correlate to the daily price movement of the Long Treasury Bond.	3:55PM
Rydex VIF Inverse Mid-Cap Strategy	Investment returns that inversely correlate to the daily performance of the S&P MidCap 400 Index.	3:55PM
Rydex VIF Inverse NASDAQ-100 Strategy	Investment returns that inversely correlate to the performance of the NASDAQ 100 Index.	3:55PM
Rydex VIF Inverse Russell 2000 Strategy	Investment returns that inversely correlate to the daily performance of the Russell 2000 Index.	3:55PM
Rydex VIF Inverse S&P 500 Strategy	Investment returns that inversely correlate to the daily performance of the S&P 500 Index.	3:55PM
Rydex VIF Japan 2x Strategy	Provide investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average on a daily basis.	3:55PM

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Fund Name Investment Adviser	Objective	Early Cutoff *
Rydex VIF Leisure	Capital appreciation.	3:50PM
Rydex VIF Mid-Cap 1.5x Strategy	Investment results that correlate to 150% of the performance of the S&P MidCap 400® Index on a daily basis.	3:55PM
Rydex VIF NASDAQ-100 Strategy	Investment returns that correspond to a benchmark for over-the-counter securities.	3:55PM
Rydex VIF NASDAQ-100 2x Strategy	Investment returns that correlate to 200% of the performance of the NASDAQ 100 Index on a daily basis.	3:55PM
Rydex VIF Nova	Investment results that match the performance of a specific benchmark on a daily basis.	3:55PM
Rydex VIF Precious Metals	Capital appreciation.	3:50PM
Rydex VIF Real Estate	Capital appreciation.	3:50PM
Rydex VIF Retailing	Capital appreciation.	3:50PM
Rydex VIF Russell 2000 1.5x Strategy	Investment results that correlate to 150% of the performance of the Russell 2000 Index on a daily basis.	3:55PM
Rydex VIF Russell 2000 2x Strategy	Investment results that correlate to 200% of the performance of the Russell 2000 Index on a daily basis.	3:55PM
Rydex VIF S&P 500 Pure Growth	Investment returns that correlate to the performance of the S&P 500/Citigroup Pure Growth Index.	3:50PM
Rydex VIF S&P 500 Pure Value	Investment returns that correlate to the performance of the S&P 500/Citigroup Pure Value Index.	3:50PM
Rydex VIF S&P 500 2x Strategy	Investment results that correlate to 200% of the performance of the S&P 500 index on a daily basis.	3:55PM
Rydex VIF S&P MidCap 400 Pure Growth	Investment returns that correlate to the performance of the S&P 400/Citigroup Pure Growth Index.	3:50PM
Rydex VIF S&P MidCap 400 Pure Value	Investment returns that correlate to the performance of the S&P 400/Citigroup Pure Value Index.	3:50PM
Rydex VIF S&P SmallCap 600 Pure Growth	Investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Growth Index.	3:50PM
Rydex VIF S&P SmallCap 600 Pure Value	Investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Value Index.	3:50PM
Rydex VIF Strengthening Dollar 2x Strategy	Investment results that correlate to 200% of the performance of the U.S. Dollar Index on a daily basis.	3:55PM
Rydex VIF Technology	Capital appreciation.	3:50PM
Rydex VIF Telecommunications	Capital appreciation.	3:50PM
Rydex VIF Transportation	Capital appreciation.	3:50PM
Rydex VIF Utilities	Capital appreciation.	3:50PM
Rydex VIF Weakening Dollar 2X Strategy	To match the performance of a specific benchmark on a daily basis. The current benchmark is 200% of the inverse performance of the US Dollar Index.	3:55PM
INVESCO Variable Insurance Funds Managed by Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation (Series II)	Total return with a low to moderate correlation to traditional financial market indices.
Invesco V.I. Comstock (Series I)	Capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco V.I. Core Equity (Series I)	Long term growth of capital.
Invesco V.I. Core Plus Bond (Series I)	Total return, comprised of current income and capital appreciation.
Invesco V.I. Diversified Dividend (Series I)	Reasonable current income and long-term growth of income and capital.
Invesco V.I. Equity and Income (Series I)	Capital appreciation and current income.
Invesco V.I. Global Health Care (Series I)	Long term growth of capital.
Invesco V.I. Global Real Estate (Series I)	Total return through growth of capital and current income.
Invesco V.I. Government Money Market (Series I)	Current income as is consistent with preservation of capital and daily liquidity.
Invesco V.I. Government Securities (Series I)	Total return, comprised of current income and capital appreciation.
Invesco V.I. Growth and Income (Series I)	Long term growth of capital and income.
Invesco V.I. High Yield (Series I)	Total return, comprised of current income and capital appreciation.
Invesco V.I. International Growth (Series I)	Long-term growth of capital.
Invesco V.I. Mid Cap Core Equity (Series II)	Long-term growth of capital.
Invesco V.I. Technology (Series I)	Long-term growth of capital.

33

Fund Name Investment Adviser	Objective	Early Cutoff *
Ivy Variable Insurance Portfolios Managed by Waddell & Reed Investment Management Company
Ivy VIP Asset Strategy (Class A)	Total return.
Ivy VIP Balanced (Class A)	Total return through a combination of capital appreciation and current income.
Ivy VIP Bond (Class A)	Current income consistent with preservation of capital.
Ivy VIP Energy (Class A)	Capital growth and appreciation.
Ivy VIP Global Bond (Class A)	A high level of current income. Capital appreciation is a secondary objective.
Ivy VIP Global Natural Resources (Class A)	Capital growth and appreciation.
Ivy VIP High Income (Class A)	Total return through a combination of high current income and capital appreciation.
Ivy VIP Limited Term Bond (Class A)	Current income consistent with preservation of capital.
Ivy VIP Mid Cap Growth (Class A)	Growth of capital.
Ivy VIP Science and Technology (Class A)	Growth of capital.
Ivy VIP Value (Class A)	Capital appreciation.
Janus Aspen Series Managed by Janus Capital Management LLC
Janus Aspen Balanced (Institutional)	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Enterprise (Institutional)	Long-term growth of capital.
Janus Aspen Flexible Bond (Service)	Maximum total return, consistent with preservation of capital.
Janus Aspen Forty (Institutional)	Long-term growth of capital.
Janus Aspen Global Research (Institutional)	Long term growth of capital.
Janus Aspen Global Unconstrained Bond (Service)	Maximize total return, consistent with preservation of capital.
Janus Aspen INTECH U.S. Low Volatility (Service)	Capital appreciation.
Janus Aspen Janus Fund (Institutional)	Long-term growth of capital.
Janus Aspen Overseas (Institutional)	Long-term growth of capital.
Janus Aspen Perkins Mid Cap Value (Institutional)	Capital appreciation.
John Hancock Variable Insurance Trust Managed by John Hancock Investment Management Services, LLC
Emerging Markets Value	Long term capital appreciation.
JP Morgan Insurance Trust Managed by J.P. Morgan Investment Management Inc.
JP Morgan Global Allocation	Long term total return.
JP Morgan Income Builder	Capital appreciation.
Lazard Retirement Series, Inc. Managed by Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity	Long-term capital appreciation.
Lazard Retirement Global Dynamic Multi Asset	Total return with volatility of approximately 10% over a full market cycle.
Lazard Retirement International Equity	Long-term capital appreciation.
Lazard Retirement U.S. Small-Mid Cap Equity	Long-term capital appreciation.
Lazard Retirement U.S. Strategic Equity	Long-term capital appreciation.
Legg Mason Partners Variable Equity Trust Managed by Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Aggressive Growth (Class I)	Capital appreciation.
ClearBridge Variable Dividend Strategy (Class I)	High level of current income, with long-term capital appreciation as its secondary objective.
ClearBridge Variable Large Cap Growth (Class I)	Long-term growth of capital.
ClearBridge Variable Small Cap Growth (Class II)	Long-term growth of capital.
QS Legg Mason Dynamic Multi-Strategy (Class II)	The highest total return (a combination of income and long-term capital appreciation) over time, consistent with its asset mix; seeking to reduce volatility is a secondary objective.
Western Asset Variable Global High Yield Bond (Class I)	To maximize total return.

34

Fund Name Investment Adviser	Objective	Early Cutoff *
Lord Abbett Series Fund, Inc. Managed by Lord, Abbett & Co. LLC
Lord Abbett Bond Debenture (Class VC)	High current income and the opportunity for capital appreciation to produce a high total return.
Lord Abbett Calibrated Dividend Growth (Class VC)	Current income and capital appreciation.
Lord Abbett Growth and Income (Class VC)	Long-term growth of capital and income without excessive fluctuations in market value.
Lord Abbett International Opportunities (Class VC)	Long-term capital appreciation.
Mainstay VP Funds Trust Managed by New York Life Investment Management LLC
MainStay VP Convertible (Service Class 2)	Capital appreciation together with current income.
Merger Fund VL Managed by Westchester Capital Management, LLC
The Merger Fund VL	Capital growth by engaging in merger arbitrage.
MFS Variable Insurance Trust Managed by MFS
MFS Growth Series	Capital appreciation.
MFS Value Series	Capital appreciation.
Nationwide Variable Insurance Trust Managed by Nationwide Fund Advisors
DFA Nationwide VIT Capital Appreciation (Class P)	Growth of capital and secondarily current income.
DFA Nationwide VIT Moderate (Class P)	High level of total return consistent with moderate level of risk.
Nationwide VIT Bond Index (Class Y)	To match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of Fund expenses.
Nationwide VIT International Index (Class Y)	To match the performance of the MSCI EAFE Index as closely as possible before the deduction of Fund expenses.
Nationwide VIT Mid Cap Index (Class Y)	Capital appreciation.
Nationwide VIT Multi-Manager International Value (Class I)	Long term capital appreciation.
Nationwide VIT Multi-Manager Mid Cap Value (Class I)	Long term capital appreciation.
Nationwide VIT S&P 500 Index (Class Y)	Long-term capital appreciation.
Nationwide VIT Small Cap Index (Class Y)	To match the performance of the Russell 2000 Index as closely as possible before the deduction of Fund expenses.
Neuberger Berman NVIT Socially Responsible (Class I)	Long term growth of capital by investing primarily in securities of companies that meet the Funds’ financial criteria and social policy.
Neuberger Berman Advisers Management Trust Managed by Neuberger Berman Management LLC
Neuberger Berman U.S. Equity Index PutWrite Strategy (Class S)	Capital appreciation with an emphasis on absolute (i.e. positive) returns.
Neuberger Berman AMT Large Cap Value (Class I)	Long term growth of capital.
Neuberger Berman AMT Mid-Cap Growth (Class I)	Growth of capital.
Neuberger Berman AMT Mid-Cap Intrinsic Value (Class I)	Growth of capital.
Neuberger Berman AMT Short Duration Bond (Class I)	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Northern Lights Variable Trust Various Investment Advisers
7Twelve Balanced Portfolio Managed by 7Twelve Advisors, LLC	Superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
BTS Tactical Fixed Income Managed by BTS Asset Management, Inc.	Total return.
Power Dividend Index Managed by W.E. Donaghue	Total return.
Power Momentum Index Managed by W.E. Donaghue	Total return.
Power Income (Class 2) Managed by W.E. Donoghue & Co., Inc.	Total return from income and capital appreciation with capital preservation as a secondary objective.
Probabilities Fund Managed by Probabilities Fund Management, LLC	Capital appreciation.
TOPS Aggressive Growth ETF (Class 1) Managed by Valmark Advisers, Inc.	Capital appreciation.
TOPS Balanced ETF (Class 1) Managed by Valmark Advisers, Inc.	Income and capital appreciation.

35

Fund Name Investment Adviser	Objective	Early Cutoff *
TOPS Conservative ETF (Class 1) Managed by Valmark Advisers, Inc.	Preserve capital and provide moderate income and moderate capital appreciation.
TOPS Conservative ETF (Class 2) Managed by Valmark Advisers, Inc.	To preserve capital and provide moderate income and moderate capital appreciation.
TOPS Growth ETF (Class 1) Managed by Valmark Advisers, Inc.	Capital appreciation.
TOPS Managed Risk Balanced ETF (Class 1) Managed by Valmark Advisers, Inc.	Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
TOPS Managed Risk Balanced ETF (Class 2) Managed by Valmark Advisers, Inc.	Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
TOPS Managed Risk Growth ETF (Class 1) Managed by Valmark Advisers, Inc.	Capital appreciation with less volatility than the equity markets as a whole.
TOPS Managed Risk Growth ETF (Class 2) Managed by Valmark Advisers, Inc.	Capital appreciation with less volatility than the equity markets as a whole.
TOPS Managed Risk Moderate Growth ETF (Class 1) Managed by Valmark Advisers, Inc.	Capital appreciation with less volatility than the equity markets as a whole.
TOPS Managed Risk Moderate Growth ETF (Class 2) Managed by Valmark Advisers, Inc.	Capital appreciation with less volatility than the equity markets as a whole.
TOPS Moderate Growth ETF (Class 1) Managed by Valmark Advisers, Inc.	Capital appreciation.
Northern Lights Variable Fund Trust Managed by Anchor Capital Management Group, Inc.
Anchor Tactical Credit Strategies	Total return from income and capital appreciation with a secondary objective of limiting risk during unfavorable market conditions.
Oppenheimer Variable Account Funds Managed by OFI Global Asset Management, Inc.
Oppenheimer Total Return Bond/VA (Service)	Total return.
Oppenheimer Global /VA (Service)	Capital appreciation.
Oppenheimer Global Multi-Alternatives/VA (Service)	Total return.
Oppenheimer Global Strategic Income/VA (Service)	Total return.
Oppenheimer International Growth/VA (Service)	Capital appreciation.
Oppenheimer Main Street /VA (Service)	Capital appreciation.
PIMCO Variable Insurance Trust Managed by PIMCO
PIMCO All Asset (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO All Asset All Authority (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO All Asset All Authority (Inst. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO CommodityRealReturn Strategy (Admin. Class)	Maximum real return, consistent with prudent investment management.
PIMCO Emerging Markets Bond (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Foreign Bond - Unhedged (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Foreign Bond - US Dollar Hedged (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Global Core Bond(Hedged) (Admin. Class)	Total return which exceeds that of its benchmarks, consistent with prudent investment management.
PIMCO Global Bond - Unhedged (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Global Multi-Asset Managed Allocation (Admin. Class)	Total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index
PIMCO High Yield (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Income (Admin. Class)	Maximize current income. Long-term capital appreciation is a secondary objective.
PIMCO Long-Term U.S. Government (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Low Duration (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.

36

Fund Name Investment Adviser	Objective	Early Cutoff *
PIMCO Real Return (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Short-Term (Admin. Class)	Maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Total Return (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Unconstrained Bond (Admin. Class)	Maximum long-term return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust Managed by Pioneer Investment Management, Inc.
Pioneer Bond VCT (Class II)	Current income.
Pioneer Emerging Markets VCT (Class II)	Long-term growth of capital.
Pioneer Equity Income VCT (Class II)	Current income and long-term growth of capital.
Pioneer Fund VCT (Class II)	Reasonable income and capital growth.
Pioneer High Yield VCT (Class II)	Maximize total return (income plus capital appreciation).
Pioneer Mid Cap Value VCT (Class II)	Capital appreciation.
Pioneer Strategic Income VCT (Class II)	A high level of current income.
ProFunds Managed by ProFund Advisors
Access VP High Yield	Seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity.	2:55PM
ProFunds VP Asia 30	Seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index.	3:55PM
ProFunds VP Banks	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Banks Index.	3:55PM
ProFunds VP Basic Materials	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic Materials Index.	3:55PM
ProFunds VP Bear

Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Biotechnology	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Biotechnology Index.	3:55PM
ProFunds VP Bull (Investor Class)	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500.	3:55PM
ProFunds VP Consumer Goods	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer Goods Index.	3:55PM
ProFunds VP Consumer Services	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer Services Index.	3:55PM
ProFunds VP Emerging Markets	Seeks investment results, before fees and expenses, that correspond to the performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.	3:55PM
ProFunds VP Europe 30	Seeks investment results, before fees and expenses, that correspond to the performance of the Pro-Funds Europe 30 Index.	3:55PM
ProFunds VP Falling US Dollar	Seeks investment results, before fees and expenses, that correspond to the performance of the basket of currencies included in the U.S. Dollar Index.	3:55PM
ProFunds VP Financials	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Financials Index.	3:55PM
ProFunds VP Government Money Market	Seeks a high level of current income consistent with liquidity and preservation of capital.	3:55PM
ProFunds VP Health Care	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Health Care Index.	3:55PM
ProFunds VP Industrials	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrials Index.	3:55PM
ProFunds VP International	Seeks investment results, before fees and expenses, that correspond to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.	3:55PM
ProFunds VP Internet	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Internet Composite Index.	3:55PM

37

Fund Name Investment Adviser	Objective	Early Cutoff *
ProFunds VP Japan

Seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average. Seeks return consistent with investment of equities of the Index hedged to US dollars that is not affected by currency movements in the yen versus the US dollar.

3:55PM
ProFunds VP Large-Cap Growth	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Growth Index.	3:55PM
ProFunds VP Large-Cap Value	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Value Index.	3:55PM
ProFunds VP Mid-Cap	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400.	3:55PM
ProFunds VP Mid-Cap Growth	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Growth Index.	3:55PM
ProFunds VP Mid-Cap Value	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Value Index.	3:55PM
ProFunds VP NASDAQ-100	Seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100 Index.	3:55PM
ProFunds VP Oil and Gas	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil and Gas Index.	3:55PM
ProFunds VP Pharmaceuticals	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Pharmaceuticals Index.	3:55PM
ProFunds VP Precious Metals	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious Metals Index.	3:55PM
ProFunds VP Real Estate	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Real Estate Index.	3:55PM
ProFunds VP Rising Rates Opportunity

Seeks investment results, before fees and expenses, that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Semiconductor	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Semiconductors Index.	3:55PM
ProFunds VP Short Emerging Markets

Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Short International

Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI EAFE Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Short Mid-Cap

Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Short NASDAQ-100

Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100 Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Short Small-Cap

Seeks investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000 Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Small Cap	Seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000 Index.	3:55PM
ProFunds VP Small-Cap Growth	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Growth Index.	3:55PM
ProFunds VP Small-Cap Value	Seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Value Index.	3:55PM
ProFunds VP Technology	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Technology Index.	3:55PM
ProFunds VP Telecommunications	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S Telecommunications Index.	3:55PM

38

Fund Name Investment Adviser	Objective	Early Cutoff *
ProFunds VP U.S. Government Plus

Seeks investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP UltraBull

Seeks investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P 500. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP UltraMid-Cap

Seeks investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P MidCap 400. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP UltraNASDAQ-100

Seeks investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the NASDAQ-100 Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP UltraShort NASDAQ-100

Seeks investment results, before fees and expenses, that correspond to twice (2x the inverse (opposite) of the daily performance of the NASDAQ-100 Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP UltraSmall-Cap

Seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000 Index. The fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

3:55PM
ProFunds VP Utilities	Seeks investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index.	3:55PM
Putnam Variable Trust Managed by Putnam Management
Putnam VT Absolute Return 500 Fund (Class IB)

To earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.

Putnam VT American Government Income (Class IB)	High current income with preservation of capital as its secondary objective.
Putnam VT Diversified Income (Class IB)	As high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.
Putnam VT Equity Income (Class IB)	Capital growth and current income.
Putnam VT High Yield (Class IB)	High current income. Capital growth is a secondary goal when consistent with achieving high current income.
Putnam VT Income (Class IB)	High current income consistent with what Putnam Management believes to be prudent risk.
Redwood Investment Management, LLC Managed by Redwood
Redwood Managed Volatility Portfolio	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.
Royce Capital Fund Managed by Royce & Associates, LLC
Royce Micro-Cap (Investment Class)	Long-term growth of capital.
Royce Small-Cap (Investment Class)	Long-term growth of capital.
SEI Insurance Products Trust Managed by SEI Investments Management Corporation
SEI VP Balanced Strategy	Capital appreciation while maintaining broad equity and fixed income market participation.
SEI VP Conservative Strategy	Manage risk of loss while providing the opportunity for modest capital appreciation.
SEI VP Defensive Strategy	Manage risk of loss while providing the opportunity for limited capital appreciation.
SEI VP Market Growth Strategy	Capital appreciation while maintaining broad equity and fixed income market participation.
SEI VP Market Plus Strategy	Long-term capital appreciation.
SEI VP Moderate Strategy	Capital appreciation, while managing the risk of loss.

39

Fund Name Investment Adviser	Objective	Early Cutoff *
T. Rowe Price Equity Series, Inc. Managed by T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth (Class II)	Long-term capital growth. Income is a secondary objective.
T. Rowe Price Equity Income	High level of dividend income and long-term capital growth primarily through investments in stocks.
T. Rowe Price Health Sciences (Class II)	Long term capital appreciation.
T. Rowe Price Limited-Term Bond (Class II)	High level income consistent with moderate fluctuations of principle value.
The Timothy Plan Managed by Timothy Partners, Ltd.
Timothy Plan Conservative Growth VS	Moderate levels of long-term capital growth.
Timothy Plan Strategic Growth VS	Medium to high levels of long-term capital growth.
Third Avenue Variable Series Trust Managed by Third Avenue Management, LLC
Third Avenue Value	Long-term capital appreciation.
Tortoise Capital Advisors, L.L.C Managed by Tortoise Capital Advisors, L.L.C.
Tortoise VIP MLP & Pipeline	Total return.
VanEck VIP Trust Managed by Van Eck Associates Corporation
VanEck VIP Emerging Markets (Initial Class)	Long-term capital appreciation. Income is a secondary consideration.
VanEck VIP Global Gold (Class S)	Long-term capital appreciation by investing in common stocks of gold-mining companies.
VanEck VIP Global Hard Assets (Initial Class)	Long-term capital appreciation. Income is a secondary consideration.
VanEck VIP Unconstrained Emerging Markets Bond (Initial Class)	High total return-income plus capital appreciation.
Vanguard Variable Insurance Fund Managed by The Vanguard Group, Inc. unless indicated otherwise
Vanguard Balanced Managed by Wellington Management Company, LLP	Long-term capital appreciation and reasonable current income.	2:30PM
Vanguard Capital Growth Managed by PRIMECAP Management Company	Long-term capital appreciation.	2:30PM
Vanguard Diversified Value Managed by Barrow, Hanley, Mewhinney & Strauss, LLC	Long-term capital appreciation and income.	2:30PM
Vanguard Equity Income Managed by Wellington Management Company, LLP and The Vanguard Group, Inc.	An above-average level of current income and reasonable long-term capital appreciation.	2:30PM
Vanguard Equity Index	To track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	2:30PM
Vanguard Growth Managed by Delaware Investment Fund Advisers, Wellington Management Company, LLP, and William Blair & Company	Long-term capital appreciation.	2:30PM
Vanguard High Yield Bond Managed by Wellington Management Company, LLP	High level of current income.	2:30PM
Vanguard International Managed by Baillie Gifford Overseas Ltd., M&G Investment Management Limited, Schroder Investment Management North American Inc.	Long-term capital appreciation.	2:30PM
Vanguard Mid-Cap Index	Track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	2:30PM
Vanguard REIT Index	Provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	2:30PM
Vanguard Short-Term Investment Grade	Current income while maintaining limited price volatility.	2:30PM
Vanguard Small Company Growth Managed by Granahan Investment Management, Inc., The Vanguard Group, Inc.	Long-term capital appreciation.	2:30PM
Vanguard Total Bond Market Index	Track the performance of a broad, market-weighted bond index.	2:30PM
Vanguard Total Stock Market Index	Track the performance of a benchmark index that measures the investment return of the overall stock market.	2:30PM

40

Fund Name Investment Adviser	Objective	Early Cutoff *
Virtus Variable Insurance Trust Managed by Virtus Investment Advisers, Inc.
Virtus Equity Trend	Long-term capital appreciation.
Virtus Duff & Pheps International Series I	High total return consistent with reasonable risk.
Virtus Newfleet Multi-Sector Intermediate Bond Series A	Long-term total return.
Virtus Duff & Phelps Real Estate Securities Series A	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Advantage Variable Trust Managed by Wells Fargo Funds Management, LLC
Wells Fargo Advantage VT Discovery (Class 2)	Long term capital appreciation.
Wells Fargo Advantage VT Opportunity (Class 2)	Long-term capital appreciation.

41

Appendix B - CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Jefferson National Life of New York Annuity Account 1’s financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account 1’s financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each Sub-Account for the periods ended December 31.  The inception of the funds is April 17, 2015 unless otherwise noted.

42

Jefferson National Life Insurance Company of New York

Jefferson National Life of New York Annuity Account 1

CONDENSED FINANCIAL INFORMATION

The tables below provide per unit information about the financial history of each Sub-account.

The inception of the funds is April 17, 2015 unless otherwise noted.

	2016	2015

AB VARIABLE PRODUCTS SERIES FUND, INC.:
Dynamic Asset Allocation Portfolio
Beginning AUV	$12.05	$12.75
Ending AUV	$12.46	$12.05

Ending number of AUs (000s)	—	—

Global Thematic Growth Portfolio
Beginning AUV	$11.99	$12.58
Ending AUV	$11.88	$11.99

Ending number of AUs (000s)	—	—

Growth and Income Portfolio
Beginning AUV	$17.88	$17.86
Ending AUV	$19.90	$17.88

Ending number of AUs (000s)	8	—

International Growth Portfolio
Beginning AUV	$8.79	$9.60
Ending AUV	$8.17	$8.79

Ending number of AUs (000s)	—	—

International Value Portfolio
Beginning AUV	$7.34	$7.85
Ending AUV	$7.28	$7.34

Ending number of AUs (000s)	2	—

Small Mid Cap Value Portfolio
Beginning AUV	$18.97	$20.64
Ending AUV	$23.67	$18.97

Ending number of AUs (000s)	4	1
ADVISORS PREFERRED TRUST:
Gold Bullion Strategy Portfolio
Beginning AUV	$7.88	$9.10
Ending AUV	$8.42	$7.88

Ending number of AUs (000s)	3	1

THE ALGER PORTFOLIOS:

Capital Appreciation Portfolio
Beginning AUV	$34.96	$34.78
Ending AUV	$35.13	$34.96

Ending number of AUs (000s)	1	1

Large Cap Growth Portfolio
Beginning AUV	$22.41	$23.43
Ending AUV	$22.22	$22.41

Ending number of AUs (000s)	—	—

Mid Cap Growth Portfolio
Beginning AUV	$20.01	$21.79
Ending AUV	$20.20	$20.01

Ending number of AUs (000s)	—	—

43

	2016	2015
ALPS VARIABLE INSURANCE TRUST:
ALPS Alerian Energy Infrastructure Portfolio II
Beginning AUV	$7.45	$11.85
Ending AUV	$10.49	$7.45

Ending number of AUs (000s)	37	17

ALPS Red Rock Listed Private Equity Portfolio (inception May 1, 2015)
Beginning AUV	$9.25	$9.95
Ending AUV	$9.99	$9.25

Ending number of AUs (000s)	—	—

Morningstar Aggressive Growth ETF Asset Allocation Portfolio II
Beginning AUV	$12.62	$13.53
Ending AUV	$14.03	$12.62

Ending number of AUs (000s)	—	—

Morningstar Balanced ETF Asset Allocation Portfolio II
Beginning AUV	$12.91	$13.63
Ending AUV	$14.01	$12.91

Ending number of AUs (000s)	4	—

Morningstar Conservative ETF Asset Allocation Portfolio II
Beginning AUV	$12.15	$12.54
Ending AUV	$12.71	$12.15

Ending number of AUs (000s)	—	—

Morningstar Growth ETF Asset Allocation Portfolio II
Beginning AUV	$12.89	$13.72
Ending AUV	$14.14	$12.89

Ending number of AUs (000s)	2	—

Morningstar Income and Growth ETF Asset Allocation Portfolio II
Beginning AUV	$12.51	$13.06
Ending AUV	$13.31	$12.51

Ending number of AUs (000s)	1	—

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
Balanced Fund
Beginning AUV	$18.63	$19.33
Ending AUV	$19.93	$18.63

Ending number of AUs (000s)	3	—

VP Income & Growth Fund
Beginning AUV	$18.97	$20.11
Ending AUV	$21.53	$18.97

Ending number of AUs (000s)	2	1

VP Inflation Protection Fund
Beginning AUV	$14.14	$14.89
Ending AUV	$14.76	$14.14

Ending number of AUs (000s)	8	—

44

	2016	2015
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
VP International Fund
Beginning AUV	$17.87	$18.80
Ending AUV	$16.89	$17.87

Ending number of AUs (000s)	—	—

VP Large Company Value Fund
Beginning AUV	$13.25	$13.97
Ending AUV	$15.27	$13.25

Ending number of AUs (000s)	—	—

VP Ultra Fund
Beginning AUV	$19.61	$19.27
Ending AUV	$20.49	$19.61

Ending number of AUs (000s)	—	—

VP Value Fund
Beginning AUV	$20.03	$21.02
Ending AUV	$24.14	$20.03

Ending number of AUs (000s)	—	—

AMERICAN FUNDS INSURANCE SERIES:
Asset Allocation Fund
Beginning AUV	$10.89	$11.00
Ending AUV	$11.89	$10.89

Ending number of AUs (000s)	11	1

Blue Chip Income and Growth Fund
Beginning AUV	$11.58	$12.15
Ending AUV	$13.72	$11.58

Ending number of AUs (000s)	3	—

Bond Fund
Beginning AUV	$10.43	$10.65
Ending AUV	$10.72	$10.43

Ending number of AUs (000s)	54	—

Global Bond Fund
Beginning AUV	$9.68	$10.12
Ending AUV	$9.91	$9.68

Ending number of AUs (000s)	—	—

Growth Fund
Beginning AUV	$12.00	$11.83
Ending AUV	$13.11	$12.00

Ending number of AUs (000s)	8	13

Growth-Income Fund
Beginning AUV	$11.65	$11.90
Ending AUV	$12.96	$11.65

Ending number of AUs (000s)	15	—

45

	2016	2015
AMERICAN FUNDS INSURANCE SERIES: (continued)
High-Income Bond Fund
Beginning AUV	$9.39	$10.45
Ending AUV	$11.02	$9.39

Ending number of AUs (000s)	84	—

International Fund
Beginning AUV	$9.74	$11.05
Ending AUV	$10.06	$9.74

Ending number of AUs (000s)	35	19

Managed Risk Asset Allocation Fund
Beginning AUV	$10.41	$10.68
Ending AUV	$11.17	$10.41

Ending number of AUs (000s)	9	9

Managed Risk Blue Chip Income and Growth Fund
Beginning AUV	$10.37	$11.14
Ending AUV	$11.76	$10.37

Ending number of AUs (000s)	2	—

Mortgage Fund
Beginning AUV	$10.56	$10.60
Ending AUV	$10.77	$10.56

Ending number of AUs (000s)	63	37

New World Fund (inception July 31, 2015)
Beginning AUV	$9.51	$10.05
Ending AUV	$9.99	$9.51

Ending number of AUs (000s)	5	—

BLACKROCK VARIABLE SERIES TRUST FUNDS:
Equity Dividend V.I. Fund
Beginning AUV	$15.71	$15.78
Ending AUV	$18.23	$15.71

Ending number of AUs (000s)	—	—

Global Allocation V.I. Fund
Beginning AUV	$12.69	$13.38
Ending AUV	$13.17	$12.69

Ending number of AUs (000s)	27	22

High Yield V.I. Fund (inception February 3, 2012)
Beginning AUV	$11.95	$12.82
Ending AUV	$13.48	$11.95

Ending number of AUs (000s)	19	13

iShares Alternative Strategies Fund (inception May 1, 2015)
Beginning AUV	$9.46	$10.02
Ending AUV	$10.05	$9.46

Ending number of AUs (000s)	—	—

46

	2016	2015
BLACKROCK VARIABLE SERIES TRUST FUNDS: (continued)
iShares Dynamic Fixed Income Fund (inception May 1, 2015)
Beginning AUV	$9.57	$9.80
Ending AUV	$9.88	$9.57

Ending number of AUs (000s)	—	—

Large Cap Core V.I. Fund
Beginning AUV	$17.39	$17.56
Ending AUV	$19.17	$17.39

Ending number of AUs (000s)	—	—

Large Cap Growth V.I. Fund
Beginning AUV	$18.43	$18.30
Ending AUV	$19.82	$18.43

Ending number of AUs (000s)	—	—

Large Cap Value V.I. Fund
Beginning AUV	$17.25	$17.68
Ending AUV	$19.52	$17.25

Ending number of AUs (000s)	—	—

Total Return V.I. Fund
Beginning AUV	$11.01	$11.28
Ending AUV	$11.28	$11.01

Ending number of AUs (000s)	70	5

U.S. Government Bond V.I. Fund
Beginning AUV	$10.34	$10.50
Ending AUV	$10.44	$10.34

Ending number of AUs (000s)	33	14

CALVERT VARIABLE PRODUCTS:
SRI Balanced Fund
Beginning AUV	$10.46	$10.99
Ending AUV	$11.23	$10.46

Ending number of AUs (000s)	5	—

COLUMBIA FUNDS VARIABLE SERIES TRUST:
AQR Managed Futures Strategy Portfolio (inception December 18, 2015
Beginning AUV	$9.99	$10.00
Ending AUV	$9.08	$9.99

Ending number of AUs (000s)	20	—

Select Large-Cap Value Portfolio
Beginning AUV	$15.91	$16.82
Ending AUV	$19.09	$15.91

Ending number of AUs (000s)	—	—

Select Smaller-Cap Value Portfolio
Beginning AUV	$15.87	$17.45
Ending AUV	$18.09	$15.87

Ending number of AUs (000s)	—	—

47

	2016	2015
COLUMBIA FUNDS VARIABLE SERIES TRUST: (continued)
Seligman Global Technology Portfolio II
Beginning AUV	$31.50	$30.30
Ending AUV	$37.49	$31.50

Ending number of AUs (000s)	—	—

Strategic Income Portfolio (inception date May 2, 2016)
Beginning AUV	$10.00	N/A
Ending AUV	$10.41	N/A

Ending number of AUs (000s)	—	—

CREDIT SUISSE TRUST:
Commodity Return Strategy Portfolio
Beginning AUV	$5.02	$6.52
Ending AUV	$5.63	$5.02

Ending number of AUs (000s)	1	—

DFA INVESTMENT DIMENSIONS GROUP, INC:
VA Global Bond Portfolio
Beginning AUV	$10.39	$10.44
Ending AUV	$10.54	$10.39

Ending number of AUs (000s)	73	—

VA Global Moderate Allocation Portfolio
Beginning AUV	$9.87	$10.40
Ending AUV	$10.74	$9.87

Ending number of AUs (000s)	111	92

VA International Small Portfolio
Beginning AUV	$9.99	$10.22
Ending AUV	$10.59	$9.99

Ending number of AUs (000s)	29	14

VA International Value Portfolio
Beginning AUV	$8.63	$10.03
Ending AUV	$9.40	$8.63

Ending number of AUs (000s)	80	45

VA Short-Term Fixed Portfolio
Beginning AUV	$9.98	$10.00
Ending AUV	$10.03	$9.98

Ending number of AUs (000s)	13	1

VA U.S. Large Value Portfolio
Beginning AUV	$10.50	$11.10
Ending AUV	$12.45	$10.50

Ending number of AUs (000s)	43	25

VA U.S. Targeted Value Portfolio
Beginning AUV	$9.79	$10.73
Ending AUV	$12.45	$9.79

Ending number of AUs (000s)	35	9

48

	2016	2015
DELAWARE VIP TRUST:
Small Cap Value Series (inception date July 31, 2015)
Beginning AUV	$9.38	$10.03
Ending AUV	$12.30	$9.38

Ending number of AUs (000s)	6	—

THE DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index Portfolio
Beginning AUV	$23.85	$25.22
Ending AUV	$29.98	$23.85

Ending number of AUs (000s)	4	2

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Beginning AUV	$21.61	$22.74
Ending AUV	$23.85	$21.61

Ending number of AUs (000s)	1	—

DREYFUS STOCK INDEX FUND
Beginning AUV	$11.44	$11.51
Ending AUV	$12.74	$11.44

Ending number of AUs (000s)	81	—

DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio
Beginning AUV	$12.48	$14.05
Ending AUV	$12.30	$12.48

Ending number of AUs (000s)	7	—

EATON VANCE VARIABLE TRUST:
Floating-Rate Income Fund
Beginning AUV	$11.84	$12.23
Ending AUV	$12.89	$11.84

Ending number of AUs (000s)	95	—

FEDERATED INSURANCE SERIES:
High Income Bond Fund II
Beginning AUV	$20.31	$21.61
Ending AUV	$23.31	$20.31

Ending number of AUs (000s)	1	—

Kaufmann Fund II
Beginning AUV	$18.45	$19.22
Ending AUV	$19.08	$18.45

Ending number of AUs (000s)	—	—

Managed Volatility Fund II
Beginning AUV	$20.61	$22.77
Ending AUV	$22.20	$20.61

Ending number of AUs (000s)	3	8

49

	2016	2015
FIDELITY VARIABLE INSURANCE PRODUCTS:
Balanced Portfolio
Beginning AUV	$15.31	$15.71
Ending AUV	$16.38	$15.31

Ending number of AUs (000s)	1	6

Contrafund Portfolio
Beginning AUV	$17.64	$18.16
Ending AUV	$19.01	$17.64

Ending number of AUs (000s)	3	4

Disciplined Small Cap Portfolio
Beginning AUV	$17.95	$19.45
Ending AUV	$21.95	$17.95

Ending number of AUs (000s)	1	—

Equity-Income Portfolio
Beginning AUV	$16.67	$17.71
Ending AUV	$19.62	$16.67

Ending number of AUs (000s)	—	—

Freedom Income Portfolio (inception date May 2, 2016)
Beginning AUV	$10.00	N/A
Ending AUV	$10.19	N/A

Ending number of AUs (000s)	—	—

Growth Portfolio
Beginning AUV	$19.66	$19.24
Ending AUV	$19.77	$19.66

Ending number of AUs (000s)	2	2

Growth & Income Portfolio
Beginning AUV	$18.18	$19.08
Ending AUV	$21.05	$18.18

Ending number of AUs (000s)	—	—

Growth Opportunities Portfolio
Beginning AUV	$21.11	$20.82
Ending AUV	$21.13	$21.11

Ending number of AUs (000s)	—	—

High Income Portfolio
Beginning AUV	$12.20	$13.24
Ending AUV	$13.93	$12.20

Ending number of AUs (000s)	—	—

International Capital Appreciation Portfolio
Beginning AUV	$14.47	$14.87
Ending AUV	$14.01	$14.47

Ending number of AUs (000s)	—	—

50

	2016	2015
FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
Investment Grade Bond Portfolio
Beginning AUV	$11.53	$11.89
Ending AUV	$12.05	$11.53

Ending number of AUs (000s)	26	—

Mid Cap Portfolio
Beginning AUV	$14.96	$15.97
Ending AUV	$16.75	$14.96

Ending number of AUs (000s)	3	2

Overseas Portfolio
Beginning AUV	$12.53	$13.07
Ending AUV	$11.87	$12.53

Ending number of AUs (000s)	8	6

Real Estate Portfolio
Beginning AUV	$18.49	$18.29
Ending AUV	$19.50	$18.49

Ending number of AUs (000s)	—	—

Strategic Income Portfolio
Beginning AUV	$11.66	$12.21
Ending AUV	$12.59	$11.66

Ending number of AUs (000s)	5	4

Value Portfolio
Beginning AUV	$18.17	$19.16
Ending AUV	$20.30	$18.17

Ending number of AUs (000s)	—	—

FIRST EAGLE VARIABLE FUNDS:
Overseas Variable Fund
Beginning AUV	$18.38	$19.46
Ending AUV	$19.33	$18.38

Ending number of AUs (000s)	—	1

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Global Real Estate II Fund
Beginning AUV	$20.44	$21.10
Ending AUV	$20.55	$20.44

Ending number of AUs (000s)	—	—

Income II Fund
Beginning AUV	$19.66	$21.56
Ending AUV	$22.42	$19.66

Ending number of AUs (000s)	1	—

Mutual Shares II Fund
Beginning AUV	$20.45	$22.34
Ending AUV	$23.74	$20.45

Ending number of AUs (000s)	2	1

51

	2016	2015
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST: (continued)
Rising Dividends Fund (inception July 31, 2015)
Beginning AUV	$9.64	$9.98
Ending AUV	$11.19	$9.64

Ending number of AUs (000s)	11	—

Strategic Income II Fund
Beginning AUV	$16.80	$17.80
Ending AUV	$18.14	$16.80

Ending number of AUs (000s)	3	5

Templeton Global Bond II Fund
Beginning AUV	$16.48	$17.42
Ending AUV	$16.97	$16.48

Ending number of AUs (000s)	19	18

U.S. Government Securities II Fund
Beginning AUV	$12.34	$12.39
Ending AUV	$12.43	$12.34

Ending number of AUs (000s)	5	5

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Multi-Strategy Alternatives Fund
Beginning AUV	$9.38	$9.94
Ending AUV	$9.41	$9.38

Ending number of AUs (000s)	1	—

Strategic Income Fund (inception October 30, 2015)
Beginning AUV	$9.91	$10.00
Ending AUV	$9.98	$9.91

Ending number of AUs (000s)	—	—

GUGGENHEIM VARIABLE INSURANCE FUNDS:
Floating Rate Strategies Fund (Series F)
Beginning AUV	$10.57	$10.73
Ending AUV	$11.47	$10.57

Ending number of AUs (000s)	88	22

Global Managed Futures Strategy Fund
Beginning AUV	$8.18	$9.00
Ending AUV	$6.97	$8.18

Ending number of AUs (000s)	1	—

High Yield Fund (Series P)
Beginning AUV	$12.32	$13.27
Ending AUV	$14.47	$12.32

Ending number of AUs (000s)	—	—

Long Short Equity Fund
Beginning AUV	$16.32	$16.42
Ending AUV	$16.43	$16.32

Ending number of AUs (000s)	—	—

52

	2016	2015
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Multi-Hedge Strategies Fund
Beginning AUV	$10.35	$10.41
Ending AUV	$10.30	$10.35

Ending number of AUs (000s)	7	6

Rydex Banking Fund
Beginning AUV	$6.82	$7.14
Ending AUV	$8.68	$6.82

Ending number of AUs (000s)	—	—

Rydex Basic Materials Fund
Beginning AUV	$15.01	$18.60
Ending AUV	$19.64	$15.01

Ending number of AUs (000s)	6	—

Rydex Biotechnology Fund
Beginning AUV	$47.71	$51.82
Ending AUV	$38.33	$47.71

Ending number of AUs (000s)	—	—

Rydex Commodities Strategy Fund
Beginning AUV	$2.49	$3.70
Ending AUV	$2.74	$2.49

Ending number of AUs (000s)	—	—

Rydex Consumer Products Fund
Beginning AUV	$26.93	$26.18
Ending AUV	$28.39	$26.93

Ending number of AUs (000s)	10	28

Rydex Dow 2X Strategy Fund
Beginning AUV	$23.06	$24.10
Ending AUV	$30.15	$23.06

Ending number of AUs (000s)	—	—

Rydex Electronics Fund
Beginning AUV	$16.46	$17.21
Ending AUV	$20.47	$16.46

Ending number of AUs (000s)	—	—

Rydex Energy Fund
Beginning AUV	$11.49	$17.60
Ending AUV	$15.10	$11.49

Ending number of AUs (000s)	1	—

Rydex Energy Services Fund
Beginning AUV	$10.24	$15.47
Ending AUV	$12.61	$10.24

Ending number of AUs (000s)	—	—

53

	2016	2015
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Europe 1.25X Strategy Fund
Beginning AUV	$9.12	$10.56
Ending AUV	$8.61	$9.12

Ending number of AUs (000s)	—	—

Rydex Financial Services Fund
Beginning AUV	$10.92	$11.33
Ending AUV	$12.65	$10.92

Ending number of AUs (000s)	1	—

Rydex Government Long Bond 1.2X Strategy Fund
Beginning AUV	$17.78	$19.89
Ending AUV	$17.72	$17.78

Ending number of AUs (000s)	—	—

Rydex Health Care Fund
Beginning AUV	$27.56	$29.51
Ending AUV	$24.89	$27.56

Ending number of AUs (000s)	1	9

Rydex High Yield Strategy Fund
Beginning AUV	$9.97	$10.31
Ending AUV	$11.13	$9.97

Ending number of AUs (000s)	—	—

Rydex Internet Fund
Beginning AUV	$28.30	$27.08
Ending AUV	$29.55	$28.30

Ending number of AUs (000s)	—	—

Rydex Inverse Dow 2X Strategy Fund
Beginning AUV	$0.93	$0.98
Ending AUV	$0.66	$0.93

Ending number of AUs (000s)	—	—

Rydex Inverse Government Long Bond Strategy Fund
Beginning AUV	$4.19	$3.97
Ending AUV	$4.07	$4.19

Ending number of AUs (000s)	—	—

Rydex Inverse Mid-Cap Strategy Fund
Beginning AUV	$2.58	$2.47
Ending AUV	$2.09	$2.58

Ending number of AUs (000s)	—	—

Rydex Inverse NASDAQ-100® Strategy Fund
Beginning AUV	$2.00	$2.22
Ending AUV	$1.81	$2.00

Ending number of AUs (000s)	—	—

54

	2016	2015
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Inverse Russell 2000® Strategy Fund
Beginning AUV	$2.34	$2.22
Ending AUV	$1.87	$2.34

Ending number of AUs (000s)	—	—

Rydex Inverse S&P 500 Strategy Fund
Beginning AUV	$3.36	$3.44
Ending AUV	$2.96	$3.36

Ending number of AUs (000s)	—	—

Rydex Japan 2X Strategy Fund
Beginning AUV	$15.25	$17.39
Ending AUV	$16.61	$15.25

Ending number of AUs (000s)	—	—

Rydex Leisure Fund
Beginning AUV	$21.20	$21.84
Ending AUV	$23.22	$21.20

Ending number of AUs (000s)	—	—

Rydex Mid Cap 1.5X Strategy Fund
Beginning AUV	$24.26	$27.38
Ending AUV	$31.45	$24.26

Ending number of AUs (000s)	—	—

Rydex NASDAQ-100® Fund
Beginning AUV	$30.59	$29.00
Ending AUV	$32.42	$30.59

Ending number of AUs (000s)	1	2

Rydex NASDAQ-100® 2X Strategy Fund
Beginning AUV	$52.70	$48.24
Ending AUV	$57.76	$52.70

Ending number of AUs (000s)	3	3

Rydex Nova Fund
Beginning AUV	$21.04	$21.58
Ending AUV	$24.35	$21.04

Ending number of AUs (000s)	9	—

Rydex Precious Metals Fund
Beginning AUV	$6.03	$8.94
Ending AUV	$9.99	$6.03

Ending number of AUs (000s)	8	—

Rydex Real Estate Fund
Beginning AUV	$16.01	$16.57
Ending AUV	$17.64	$16.01

Ending number of AUs (000s)	1	—

55

	2016	2015
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Retailing Fund
Beginning AUV	$22.99	$24.45
Ending AUV	$23.06	$22.99

Ending number of AUs (000s)	1	—

Rydex Russell 2000® 1.5X Strategy Fund
Beginning AUV	$19.79	$23.01
Ending AUV	$25.80	$19.79

Ending number of AUs (000s)	—	—

Rydex Russell 2000® 2X Strategy Fund
Beginning AUV	$10.94	$13.49
Ending AUV	$15.10	$10.94

Ending number of AUs (000s)	—	—

Rydex S&P 500 2X Strategy Fund
Beginning AUV	$21.34	$22.18
Ending AUV	$25.69	$21.34

Ending number of AUs (000s)	—	—

Rydex S&P 500 Pure Growth Fund
Beginning AUV	$23.35	$24.14
Ending AUV	$23.95	$23.35

Ending number of AUs (000s)	—	1

Rydex S&P 500 Pure Value Fund
Beginning AUV	$19.68	$21.77
Ending AUV	$23.10	$19.68

Ending number of AUs (000s)	1	—

Rydex S&P 500 MidCap 400 Pure Growth Fund
Beginning AUV	$26.69	$28.44
Ending AUV	$27.41	$26.69

Ending number of AUs (000s)	—	—

Rydex S&P 500 MidCap 400 Pure Value Fund
Beginning AUV	$18.50	$21.37
Ending AUV	$23.84	$18.50

Ending number of AUs (000s)	—	—

Rydex S&P 500 SmallCap 600 Pure Growth Fund
Beginning AUV	$21.79	$23.87
Ending AUV	$25.87	$21.79

Ending number of AUs (000s)	—	—

Rydex S&P 500 SmallCap 600 Pure Value Fund
Beginning AUV	$16.70	$19.75
Ending AUV	$22.00	$16.70

Ending number of AUs (000s)	1	1

56

	2016	2015
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Strengthening Dollar 2X Strategy Fund
Beginning AUV	$8.51	$8.57
Ending AUV	$9.10	$8.51

Ending number of AUs (000s)	—	—

Rydex Technology Fund
Beginning AUV	$19.84	$20.08
Ending AUV	$22.03	$19.84

Ending number of AUs (000s)	1	—

Rydex Telecommunications Fund
Beginning AUV	$12.09	$13.19
Ending AUV	$14.19	$12.09

Ending number of AUs (000s)	1	—

Rydex Transportation Fund
Beginning AUV	$22.09	$25.13
Ending AUV	$25.50	$22.09

Ending number of AUs (000s)	—	—

Rydex Utilities Fund
Beginning AUV	$18.87	$19.49
Ending AUV	$21.96	$18.87

Ending number of AUs (000s)	1	—

Rydex Weakening Dollar 2X Strategy Fund
Beginning AUV	$7.22	$7.47
Ending AUV	$6.60	$7.22

Ending number of AUs (000s)	—	—

Small Cap Value Fund (Series Q)
Beginning AUV	$15.68	$17.12
Ending AUV	$19.85	$15.68

Ending number of AUs (000s)	—	—

StylePlus Large Growth Fund (Series Y)
Beginning AUV	$17.37	$17.19
Ending AUV	$18.89	$17.37

Ending number of AUs (000s)	—	—

StylePlus Mid Growth Fund (Series J)
Beginning AUV	$17.36	$18.42
Ending AUV	$18.86	$17.36

Ending number of AUs (000s)	—	—

U.S. Total Return Bond Fund (Series E)
Beginning AUV	$12.27	$12.40
Ending AUV	$13.11	$12.27

Ending number of AUs (000s)	3	—

57

	2016	2015
INVESCO VARIABLE INSURANCE FUNDS:
Balanced Risk Allocation Fund
Beginning AUV	$10.64	$11.68
Ending AUV	$11.87	$10.64

Ending number of AUs (000s)	—	—

Comstock Fund
Beginning AUV	$17.20	$18.68
Ending AUV	$20.18	$17.20

Ending number of AUs (000s)	—	1

Core Equity Fund
Beginning AUV	$17.45	$18.72
Ending AUV	$19.24	$17.45

Ending number of AUs (000s)	—	—

Core Plus Bond Fund (inception date May 2, 2016)
Beginning AUV	$10.00	N/A
Ending AUV	$10.24	N/A

Ending number of AUs (000s)	—	—

Diversified Dividend Fund
Beginning AUV	$16.53	$16.52
Ending AUV	$18.97	$16.53

Ending number of AUs (000s)	10	1

Equity and Income Fund
Beginning AUV	$15.45	$16.04
Ending AUV	$17.79	$15.45

Ending number of AUs (000s)	5	—

Global Health Care Fund
Beginning AUV	$27.77	$29.79
Ending AUV	$24.58	$27.77

Ending number of AUs (000s)	—	—

Global Real Estate Fund
Beginning AUV	$18.76	$19.94
Ending AUV	$19.14	$18.76

Ending number of AUs (000s)	1	1

Government Money Market Fund
Beginning AUV	$10.01	$10.01
Ending AUV	$10.02	$10.01

Ending number of AUs (000s)	328	237

Government Securities Fund
Beginning AUV	$13.49	$13.68
Ending AUV	$13.65	$13.49

Ending number of AUs (000s)	1	—

58

	2016	2015
INVESCO VARIABLE INSURANCE FUNDS: (continued)
Growth and Income Fund
Beginning AUV	$17.03	$17.78
Ending AUV	$20.38	$17.03

Ending number of AUs (000s)	—	—

High Yield Fund
Beginning AUV	$18.84	$20.16
Ending AUV	$20.95	$18.84

Ending number of AUs (000s)	—	—

International Growth Fund
Beginning AUV	$11.05	$12.09
Ending AUV	$11.00	$11.05

Ending number of AUs (000s)	1	—

Mid Cap Core Equity Fund
Beginning AUV	$18.59	$19.95
Ending AUV	$21.04	$18.59

Ending number of AUs (000s)	—	2

Technology Fund
Beginning AUV	$22.94	$22.18
Ending AUV	$22.76	$22.94

Ending number of AUs (000s)	—	—

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:
Asset Strategy Portfolio
Beginning AUV	$13.00	$14.57
Ending AUV	$12.67	$13.00

Ending number of AUs (000s)	4	—

Balanced Portfolio
Beginning AUV	$18.00	$18.60
Ending AUV	$18.36	$18.00

Ending number of AUs (000s)	—	—

Bond Portfolio
Beginning AUV	$12.21	$12.46
Ending AUV	$12.70	$12.21

Ending number of AUs (000s)	—	—

Energy Portfolio
Beginning AUV	$10.40	$14.40
Ending AUV	$13.99	$10.40

Ending number of AUs (000s)	—	—

Global Bond Portfolio
Beginning AUV	$10.56	$11.06
Ending AUV	$11.31	$10.56

Ending number of AUs (000s)	1	—

59

	2016	2015
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS: (continued)
Global Natural Resources Portfolio
Beginning AUV	$6.45	$8.86
Ending AUV	$7.98	$6.45

Ending number of AUs (000s)	—	—

High Income Portfolio
Beginning AUV	$15.50	$17.03
Ending AUV	$18.01	$15.50

Ending number of AUs (000s)	—	—

Limited-Term Bond Portfolio
Beginning AUV	$10.13	$10.20
Ending AUV	$10.32	$10.13

Ending number of AUs (000s)	—	—

Mid Cap Growth Portfolio
Beginning AUV	$20.57	$22.83
Ending AUV	$21.82	$20.57

Ending number of AUs (000s)	—	—

Science and Technology Portfolio
Beginning AUV	$22.70	$24.84
Ending AUV	$23.05	$22.70

Ending number of AUs (000s)	—	—

Value Portfolio
Beginning AUV	$19.07	$19.85
Ending AUV	$21.20	$19.07

Ending number of AUs (000s)	—	—

JANUS ASPEN SERIES- Institutional :
Balanced Portfolio
Beginning AUV	$18.25	$18.54
Ending AUV	$19.09	$18.25

Ending number of AUs (000s)	30	22

Enterprise Portfolio
Beginning AUV	$23.65	$24.31
Ending AUV	$26.57	$23.65

Ending number of AUs (000s)	9	5

Forty Portfolio
Beginning AUV	$20.71	$19.91
Ending AUV	$21.16	$20.71

Ending number of AUs (000s)	2	—

Global Research Portfolio
Beginning AUV	$15.11	$16.51
Ending AUV	$15.43	$15.11

Ending number of AUs (000s)	—	—

60

	2016	2015
JANUS ASPEN SERIES- Institutional : (continued)
Janus Portfolio
Beginning AUV	$19.80	$20.02
Ending AUV	$19.90	$19.80

Ending number of AUs (000s)	5	3

Overseas Portfolio
Beginning AUV	$11.48	$13.63
Ending AUV	$10.74	$11.48

Ending number of AUs (000s)	—	—

Perkins Mid Cap Value Portfolio
Beginning AUV	$16.00	$16.68
Ending AUV	$19.04	$16.00

Ending number of AUs (000s)	2	—

JANUS ASPEN SERIES- Service:
Flexible Bond Portfolio
Beginning AUV	$10.90	$11.15
Ending AUV	$11.14	$10.90

Ending number of AUs (000s)	26	13

Global Unconstrained Bond Portfolio (inception May 2, 2016)
Beginning AUV	$10.00	N/A
Ending AUV	$10.21	N/A

Ending number of AUs (000s)	—	—

INTECH US Low Volatility Portfolio (inception date November 11, 2016)
Beginning AUV	$10.00	N/A
Ending AUV	$10.38	N/A

Ending number of AUs (000s)	—	—

JOHN HANCOCK VARIABLE TRUST:
Emerging Markets Value Trust Fund (inception October 30, 2015)
Beginning AUV	$9.32	$10.00
Ending AUV	$10.99	$9.32

Ending number of AUs (000s)	3	—

JPMORGAN INSURANCE TRUST:
Global Allocation Portfolio (inception October 30, 2015)
Beginning AUV	$9.76	$10.00
Ending AUV	$10.33	$9.76

Ending number of AUs (000s)	8	—

Income Builder Portfolio (inception October 30, 2015)
Beginning AUV	$9.80	$10.00
Ending AUV	$10.41	$9.80

Ending number of AUs (000s)	18	—

61

	2016	2015
LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio
Beginning AUV	$19.41	$25.04
Ending AUV	$23.45	$19.41

Ending number of AUs (000s)	3	2

International Equity Portfolio
Beginning AUV	$16.77	$17.94
Ending AUV	$16.05	$16.77

Ending number of AUs (000s)	35	22

Global Dynamic Multi Asset Portfolio
Beginning AUV	$12.72	$13.11
Ending AUV	$13.13	$12.72

Ending number of AUs (000s)	—	—

US Small-Mid Cap Equity Portfolio
Beginning AUV	$21.30	$23.16
Ending AUV	$24.66	$21.30

Ending number of AUs (000s)	7	4

US Strategic Equity Portfolio
Beginning AUV	$18.62	$19.78
Ending AUV	$20.37	$18.62

Ending number of AUs (000s)	—	—

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio
Beginning AUV	$20.57	$22.26
Ending AUV	$20.82	$20.57

Ending number of AUs (000s)	—	—

ClearBridge Dividend Strategy Portfolio
Beginning AUV	$15.29	$15.89
Ending AUV	$17.58	$15.29

Ending number of AUs (000s)	—	—

ClearBridge Large Cap Growth Portfolio
Beginning AUV	$20.26	$19.19
Ending AUV	$21.76	$20.26

Ending number of AUs (000s)	2	—

ClearBridge Small Cap Growth Portfolio
Beginning AUV	$14.68	$15.41
Ending AUV	$15.49	$14.68

Ending number of AUs (000s)	5	3

QS Dynamic Multi Strategy Portfolio
Beginning AUV	$12.19	$13.17
Ending AUV	$12.13	$12.19

Ending number of AUs (000s)	—	—

62

	2016	2015
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond Portfolio
Beginning AUV	$17.30	$18.87
Ending AUV	$20.00	$17.30

Ending number of AUs (000s)	—	—

LORD ABBETT SERIES FUND, INC. :
Bond Debenture Portfolio
Beginning AUV	$16.19	$17.15
Ending AUV	$18.16	$16.19

Ending number of AUs (000s)	10	8

Calibrated Dividend Growth Portfolio
Beginning AUV	$20.82	$21.30
Ending AUV	$23.97	$20.82

Ending number of AUs (000s)	12	—

Growth and Income Portfolio
Beginning AUV	$17.35	$17.99
Ending AUV	$20.32	$17.35

Ending number of AUs (000s)	—	—

International Opportunities Portfolio
Beginning AUV	$11.42	$11.56
Ending AUV	$10.93	$11.42

Ending number of AUs (000s)	8	7

MFS VARIABLE INSURANCE TRUST:
Growth Series - Service (inception July 31, 2015)
Beginning AUV	$9.88	$9.98
Ending AUV	$10.10	$9.88

Ending number of AUs (000s)	19	—

Value Series - Service (inception July 31, 2015)
Beginning AUV	$9.59	$9.97
Ending AUV	$10.91	$9.59

Ending number of AUs (000s)	20	—

NATIONWIDE VARIABLE INSURANCE TRUST:
Bond Index Fund
Beginning AUV	$10.57	$10.78
Ending AUV	$10.79	$10.57

Ending number of AUs (000s)	2	—

International Index Fund
Beginning AUV	$9.35	$10.22
Ending AUV	$9.42	$9.35

Ending number of AUs (000s)	30	—

63

	2016	2015
NATIONWIDE VARIABLE INSURANCE TRUST: (continued)
Mid Cap Index Fund
Beginning AUV	$10.67	$11.48
Ending AUV	$12.83	$10.67

Ending number of AUs (000s)	4	3

S&P 500 Index Fund
Beginning AUV	$11.45	$11.52
Ending AUV	$12.77	$11.45

Ending number of AUs (000s)	2	—

Small Cap Index Fund
Beginning AUV	$9.97	$10.92
Ending AUV	$12.06	$9.97

Ending number of AUs (000s)	2	1

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Large Cap Value Portfolio
Beginning AUV	$16.69	$18.79
Ending AUV	$21.25	$16.69

Ending number of AUs (000s)	—	—

Mid-Cap Growth Portfolio
Beginning AUV	$26.83	$28.59
Ending AUV	$28.01	$26.83

Ending number of AUs (000s)	2	2

Mid Cap Intrinsic Value Portfolio
Beginning AUV	$20.76	$23.67
Ending AUV	$24.12	$20.76

Ending number of AUs (000s)	7	5

Short Duration Bond Portfolio
Beginning AUV	$12.14	$12.19
Ending AUV	$12.29	$12.14

Ending number of AUs (000s)	4	4

Socially Responsive Portfolio
Beginning AUV	$21.85	$22.33
Ending AUV	$24.01	$21.85

Ending number of AUs (000s)	1	—

US Equity Index PutWrite Strategy Portfolio (inception date May 1, 2015)
Beginning AUV	$9.26	$10.02
Ending AUV	$9.20	$9.26

Ending number of AUs (000s)	3	—

NORTHERN LIGHTS VARIABLE TRUST:
7Twelve Portfolio Class 3 (inception May 1, 2015)
Beginning AUV	$9.07	$10.03
Ending AUV	$9.92	$9.07

Ending number of AUs (000s)	—	—

64

	2016	2015
NORTHERN LIGHTS VARIABLE TRUST: (continued)
Anchor Tactical Credit Strategies Portfolio (inception Date November 11, 2016)
Beginning AUV	$10.00	N/A
Ending AUV	$10.01	N/A

Ending number of AUs (000s)	—	—

BTS Tactical Fixed Income Portfolio (inception October 30, 2015)
Beginning AUV	$9.67	$10.00
Ending AUV	$10.94	$9.67

Ending number of AUs (000s)	3	—

Power Dividend Index Portfolio
Beginning AUV	$14.91	$16.11
Ending AUV	$15.01	$14.91

Ending number of AUs (000s)	—	—

Power Momentum Portfolio
Beginning AUV	$15.17	$15.53
Ending AUV	$15.99	$15.17

Ending number of AUs (000s)	—	—

Power Income Portfolio
Beginning AUV	$10.36	$10.70
Ending AUV	$10.81	$10.36

Ending number of AUs (000s)	—	—

Probabilities Portfolio
Beginning AUV	$10.35	$10.77
Ending AUV	$10.59	$10.35

Ending number of AUs (000s)	—	—

TOPS Aggressive Growth ETF- Class 1
Beginning AUV	$10.17	$11.02
Ending AUV	$11.52	$10.17

Ending number of AUs (000s)	—	—

TOPS Balanced ETF- Class 1
Beginning AUV	$10.23	$10.81
Ending AUV	$11.06	$10.23

Ending number of AUs (000s)	—	—

TOPS Conservative ETF- Class 1
Beginning AUV	$10.05	$10.45
Ending AUV	$10.66	$10.05

Ending number of AUs (000s)	—	—

TOPS Conservative ETF- Class 2
Beginning AUV	$11.32	$11.78
Ending AUV	$11.98	$11.32

Ending number of AUs (000s)	—	—

65

	2016	2015
NORTHERN LIGHTS VARIABLE TRUST: (continued)
TOPS Growth ETF- Class 1
Beginning AUV	$9.99	$10.85
Ending AUV	$11.24	$9.99

Ending number of AUs (000s)	—	—

TOPS Moderate Growth ETF- Class 1
Beginning AUV	$10.07	$10.77
Ending AUV	$11.15	$10.07

Ending number of AUs (000s)	—	—

TOPS Managed Risk Balanced ETF- Class 1
Beginning AUV	$9.91	$10.65
Ending AUV	$10.53	$9.91

Ending number of AUs (000s)	—	—

TOPS Managed Risk Balanced ETF- Class 2
Beginning AUV	$11.61	$12.50
Ending AUV	$12.33	$11.61

Ending number of AUs (000s)	—	—

TOPS Managed Risk Growth ETF- Class 1
Beginning AUV	$9.27	$10.42
Ending AUV	$9.81	$9.27

Ending number of AUs (000s)	—	—

TOPS Managed Risk Growth ETF- Class 2
Beginning AUV	$10.79	$12.13
Ending AUV	$11.39	$10.79

Ending number of AUs (000s)	—	—

TOPS Managed Risk Moderate Growth ETF- Class 1
Beginning AUV	$9.70	$10.67
Ending AUV	$10.32	$9.70

Ending number of AUs (000s)	—	—

TOPS Managed Risk Moderate Growth ETF- Class 2
Beginning AUV	$11.82	$13.02
Ending AUV	$12.56	$11.82

Ending number of AUs (000s)	—	—

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Global Fund
Beginning AUV	$16.35	$17.09
Ending AUV	$16.32	$16.35

Ending number of AUs (000s)	—	—

66

	2016	2015
OPPENHEIMER VARIABLE ACCOUNT FUNDS: (continued)
Global Multi-Alternatives Fund
Beginning AUV	$9.60	$10.11
Ending AUV	$9.93	$9.60

Ending number of AUs (000s)	—	—

Global Strategic Income Fund
Beginning AUV	$11.31	$11.92
Ending AUV	$12.02	$11.31

Ending number of AUs (000s)	—	—

International Growth Fund
Beginning AUV	$14.81	$15.38
Ending AUV	$14.41	$14.81

Ending number of AUs (000s)	2	2

Main Street® Fund
Beginning AUV	$18.26	$18.15
Ending AUV	$20.32	$18.26

Ending number of AUs (000s)	—	—

Total Return Bond Fund
Beginning AUV	$11.94	$12.20
Ending AUV	$12.31	$11.94

Ending number of AUs (000s)	3	4

PIMCO VARIABLE INSURANCE TRUST:
All Asset All Authority Portfolio — Administrative
Beginning AUV	$8.27	$9.63
Ending AUV	$9.40	$8.27

Ending number of AUs (000s)	—	—

All Asset All Authority Portfolio - Institutional
Beginning AUV	$8.17	$9.49
Ending AUV	$9.29	$8.17

Ending number of AUs (000s)	—	—

All Asset Portfolio
Beginning AUV	$14.12	$15.90
Ending AUV	$15.94	$14.12

Ending number of AUs (000s)	—	3

CommodityRealReturn Strategy Portfolio
Beginning AUV	$5.91	$7.88
Ending AUV	$6.80	$5.91

Ending number of AUs (000s)	4	4

Emerging Markets Bond Portfolio
Beginning AUV	$16.58	$17.69
Ending AUV	$18.79	$16.58

Ending number of AUs (000s)	10	8
Foreign Bond Unhedged Portfolio
Beginning AUV	$12.42	$13.24
Ending AUV	$12.80	$12.42

Ending number of AUs (000s)	—	—

67

	2016	2015
PIMCO VARIABLE INSURANCE TRUST: (continued)
Foreign Bond US Dollar-Hedged Portfolio
Beginning AUV	$17.37	$17.79
Ending AUV	$18.50	$17.37

Ending number of AUs (000s)	10	—

Global Bond Unhedged Portfolio
Beginning AUV	$15.04	$15.56
Ending AUV	$15.65	$15.04

Ending number of AUs (000s)	2	—

Global Core Bond Unhedged Portfolio
Beginning AUV	$9.59	$10.04
Ending AUV	$10.25	$9.59

Ending number of AUs (000s)	—	—

Global Multi-Asset Portfolio
Beginning AUV	$10.52	$11.27
Ending AUV	$10.95	$10.52

Ending number of AUs (000s)	—	—

High Yield Portfolio
Beginning AUV	$17.15	$18.04
Ending AUV	$19.28	$17.15

Ending number of AUs (000s)	1	—

Income Portfolio (inception date May 2, 2016)
Beginning AUV	$10.00	N/A
Ending AUV	$10.55	N/A

Ending number of AUs (000s)	22	—

Long Term US Government Portfolio
Beginning AUV	$19.41	$20.62
Ending AUV	$19.54	$19.41

Ending number of AUs (000s)	6	—

Low Duration Portfolio
Beginning AUV	$13.87	$13.98
Ending AUV	$14.06	$13.87

Ending number of AUs (000s)	21	16

Real Return Portfolio
Beginning AUV	$14.77	$15.68
Ending AUV	$15.54	$14.77

Ending number of AUs (000s)	13	1

Short Term Portfolio
Beginning AUV	$12.87	$12.84
Ending AUV	$13.18	$12.87

Ending number of AUs (000s)	11	2

68

	2016	2015
PIMCO VARIABLE INSURANCE TRUST: (continued)
Total Return Portfolio
Beginning AUV	$17.23	$17.63
Ending AUV	$17.69	$17.23

Ending number of AUs (000s)	65	23

Unconstrained Bond Portfolio
Beginning AUV	$10.70	$10.93
Ending AUV	$11.20	$10.70

Ending number of AUs (000s)	3	2

PIONEER VARIABLE CONTRACTS TRUST:
Bond Portfolio (inception
Beginning AUV	$15.68	$15.96
Ending AUV	$16.30	$15.68

Ending number of AUs (000s)	10	2

Emerging Markets Portfolio
Beginning AUV	$8.20	$10.67
Ending AUV	$8.69	$8.20

Ending number of AUs (000s)	—	—

Equity Income Portfolio
Beginning AUV	$20.78	$20.91
Ending AUV	$24.84	$20.78

Ending number of AUs (000s)	—	—

Fund Portfolio
Beginning AUV	$19.50	$19.74
Ending AUV	$21.38	$19.50

Ending number of AUs (000s)	—	—

High Yield Portfolio
Beginning AUV	$17.68	$19.29
Ending AUV	$20.11	$17.68

Ending number of AUs (000s)	—	—

Mid Cap Value Portfolio
Beginning AUV	$18.92	$20.26
Ending AUV	$21.99	$18.92

Ending number of AUs (000s)	—	—

Strategic Income Portfolio
Beginning AUV	$15.89	$16.44
Ending AUV	$17.06	$15.89

Ending number of AUs (000s)	1	—

PROFUNDS VP:
Access VP High Yield Fund
Beginning AUV	$14.54	$14.85
Ending AUV	$15.85	$14.54

Ending number of AUs (000s)	—	—

69

	2016	2015
PROFUNDS VP: (continued)
Asia 30 Fund
Beginning AUV	$9.77	$11.83
Ending AUV	$9.83	$9.77

Ending number of AUs (000s)	—	—

Banks Fund
Beginning AUV	$15.90	$15.52
Ending AUV	$19.59	$15.90

Ending number of AUs (000s)	—	—

Basic Materials Fund
Beginning AUV	$11.46	$13.50
Ending AUV	$13.58	$11.46

Ending number of AUs (000s)	1	—

Bear Fund
Beginning AUV	$4.07	$4.17
Ending AUV	$3.54	$4.07

Ending number of AUs (000s)	41	—

Biotechnology Fund
Beginning AUV	$33.97	$35.54
Ending AUV	$28.71	$33.97

Ending number of AUs (000s)	—	—

Bull Fund
Beginning AUV	$17.37	$17.65
Ending AUV	$19.05	$17.37

Ending number of AUs (000s)	—	—

Consumer Goods Fund
Beginning AUV	$19.33	$18.89
Ending AUV	$20.01	$19.33

Ending number of AUs (000s)	—	—

Consumer Services Fund
Beginning AUV	$22.03	$21.79
Ending AUV	$22.95	$22.03

Ending number of AUs (000s)	—	—

Emerging Markets Fund
Beginning AUV	$7.08	$8.82
Ending AUV	$7.86	$7.08

Ending number of AUs (000s)	2	—

Europe 30 Fund
Beginning AUV	$11.22	$12.80
Ending AUV	$12.09	$11.22

Ending number of AUs (000s)	—	—

70

	2016	2015
PROFUNDS VP: (continued)
Falling U.S. Dollar Fund
Beginning AUV	$7.39	$7.58
Ending AUV	$6.96	$7.39

Ending number of AUs (000s)	—	—

Financials Fund
Beginning AUV	$15.59	$15.61
Ending AUV	$17.98	$15.59

Ending number of AUs (000s)	—	—

Government Money Market Fund
Beginning AUV	$10.01	$10.01
Ending AUV	$10.01	$10.01

Ending number of AUs (000s)	48	20

Health Care Fund
Beginning AUV	$24.03	$24.69
Ending AUV	$23.05	$24.03

Ending number of AUs (000s)	—	—

Industrials Fund
Beginning AUV	$17.28	$18.11
Ending AUV	$20.32	$17.28

Ending number of AUs (000s)	1	—

International Fund
Beginning AUV	$11.62	$12.96
Ending AUV	$11.51	$11.62

Ending number of AUs (000s)	—	—

Internet Fund
Beginning AUV	$21.41	$18.99
Ending AUV	$22.59	$21.41

Ending number of AUs (000s)	—	—

Japan Fund
Beginning AUV	$14.76	$15.62
Ending AUV	$14.82	$14.76

Ending number of AUs (000s)	—	—

Large-Cap Growth Fund
Beginning AUV	$19.28	$19.00
Ending AUV	$20.25	$19.28

Ending number of AUs (000s)	—	—

Large-Cap Value Fund
Beginning AUV	$16.22	$17.03
Ending AUV	$18.72	$16.22

Ending number of AUs (000s)	—	—

71

	2016	2015
PROFUNDS VP: (continued)
Mid-Cap Fund
Beginning AUV	$16.32	$17.79
Ending AUV	$19.29	$16.32

Ending number of AUs (000s)	1	—

Mid-Cap Growth Fund
Beginning AUV	$17.66	$18.65
Ending AUV	$19.93	$17.66

Ending number of AUs (000s)	—	—

Mid-Cap Value Fund
Beginning AUV	$15.93	$17.76
Ending AUV	$19.81	$15.93

Ending number of AUs (000s)	—	—

NASDAQ-100 Fund
Beginning AUV	$21.96	$20.92
Ending AUV	$23.11	$21.96

Ending number of AUs (000s)	1	—

Oil & Gas Fund
Beginning AUV	$10.06	$13.53
Ending AUV	$12.49	$10.06

Ending number of AUs (000s)	—	—

Pharmaceuticals Fund
Beginning AUV	$21.88	$22.38
Ending AUV	$21.06	$21.88

Ending number of AUs (000s)	—	—

Precious Metals Fund
Beginning AUV	$2.71	$4.30
Ending AUV	$4.23	$2.71

Ending number of AUs (000s)	—	—

Real Estate Fund
Beginning AUV	$16.59	$16.76
Ending AUV	$17.54	$16.59

Ending number of AUs (000s)	—	—

Rising Rates Opportunity Fund
Beginning AUV	$4.13	$3.84
Ending AUV	$3.92	$4.13

Ending number of AUs (000s)	—	—

Semiconductor Fund
Beginning AUV	$16.98	$17.20
Ending AUV	$21.68	$16.98

Ending number of AUs (000s)	—	—

72

	2016	2015
PROFUNDS VP: (continued)
Short Emerging Markets Fund
Beginning AUV	$9.89	$8.42
Ending AUV	$8.28	$9.89

Ending number of AUs (000s)	—	—

Short International Fund
Beginning AUV	$6.21	$5.89
Ending AUV	$5.84	$6.21

Ending number of AUs (000s)	—	—

Short Mid-Cap Fund
Beginning AUV	$4.30	$4.16
Ending AUV	$3.43	$4.30

Ending number of AUs (000s)	—	—

Short NASDAQ-100 Fund
Beginning AUV	$3.10	$3.42
Ending AUV	$2.79	$3.10

Ending number of AUs (000s)	—	—

Short Small-Cap Fund
Beginning AUV	$3.85	$3.67
Ending AUV	$3.02	$3.85

Ending number of AUs (000s)	—	—

Small Cap Fund
Beginning AUV	$15.42	$17.07
Ending AUV	$18.46	$15.42

Ending number of AUs (000s)	—	—

Small-Cap Growth Fund
Beginning AUV	$18.55	$19.27
Ending AUV	$22.30	$18.55

Ending number of AUs (000s)	—	—

Small-Cap Value Fund
Beginning AUV	$15.60	$17.06
Ending AUV	$20.09	$15.60

Ending number of AUs (000s)	1	—

Technology Fund
Beginning AUV	$17.65	$17.31
Ending AUV	$19.83	$17.65

Ending number of AUs (000s)	—	—

Telecommunications Fund
Beginning AUV	$14.32	$14.49
Ending AUV	$17.42	$14.32

Ending number of AUs (000s)	—	—

73

	2016	2015
PROFUNDS VP: (continued)
U.S. Government Plus Fund
Beginning AUV	$16.01	$18.10
Ending AUV	$15.96	$16.01

Ending number of AUs (000s)	—	—

UltraBull Fund
Beginning AUV	$26.92	$28.19
Ending AUV	$31.93	$26.92

Ending number of AUs (000s)	—	—

UltraMid-Cap Fund
Beginning AUV	$24.11	$28.75
Ending AUV	$33.26	$24.11

Ending number of AUs (000s)	—	—

UltraNASDAQ-100 Fund
Beginning AUV	$43.22	$39.80
Ending AUV	$46.95	$43.22

Ending number of AUs (000s)	—	—

UltraShort NASDAQ-100 Fund
Beginning AUV	$1.12	$1.40
Ending AUV	$0.90	$1.12

Ending number of AUs (000s)	—	—

UltraSmall-Cap Fund
Beginning AUV	$20.54	$25.41
Ending AUV	$28.67	$20.54

Ending number of AUs (000s)	8	—

Utilities Fund
Beginning AUV	$16.64	$16.74
Ending AUV	$19.15	$16.64

Ending number of AUs (000s)	—	—

PUTNAM VARIABLE TRUST:
Absolute Return 500 Fund
Beginning AUV	$10.78	$10.97
Ending AUV	$10.86	$10.78

Ending number of AUs (000s)	—	—

American Government Income Fund
Beginning AUV	$11.06	$11.25
Ending AUV	$11.08	$11.06

Ending number of AUs (000s)	—	—

Diversified Income Fund
Beginning AUV	$11.45	$11.66
Ending AUV	$12.07	$11.45

Ending number of AUs (000s)	—	—

74

	2016	2015
PUTNAM VARIABLE TRUST: (continued)
Equity Income Fund
Beginning AUV	$18.50	$19.52
Ending AUV	$21.02	$18.50

Ending number of AUs (000s)	6	5

High Yield Fund
Beginning AUV	$12.40	$13.56
Ending AUV	$14.33	$12.40

Ending number of AUs (000s)	—	—

Income Fund
Beginning AUV	$12.47	$12.89
Ending AUV	$12.72	$12.47

Ending number of AUs (000s)	3	4

REDWOOD INVESTMENT MANAGEMENT, LLC:
Managed Volatility Class I (inception date May 1, 2015):
Beginning AUV	$9.46	$9.97
Ending AUV	$10.65	$9.46

Ending number of AUs (000s)	—	—

Managed Volatility Class N
Beginning AUV	$9.29	$9.83
Ending AUV	$10.41	$9.29

Ending number of AUs (000s)	—	—

ROYCE CAPITAL FUND:
Micro-Cap Portfolio
Beginning AUV	$17.39	$19.96
Ending AUV	$20.81	$17.39

Ending number of AUs (000s)	1	—

Small-Cap Portfolio
Beginning AUV	$20.19	$23.51
Ending AUV	$24.42	$20.19

Ending number of AUs (000s)	—	—

SEI INSURANCE PRODUCTS TRUST:
Balanced Strategy Fund
Beginning AUV	$10.18	$10.95
Ending AUV	$10.91	$10.18

Ending number of AUs (000s)	—	—

Conservative Strategy Fund
Beginning AUV	$10.33	$10.57
Ending AUV	$10.74	$10.33

Ending number of AUs (000s)	14	14

75

	2016	2015
SEI INSURANCE PRODUCTS TRUST: (continued)
Defensive Strategy Fund
Beginning AUV	$10.12	$10.29
Ending AUV	$10.36	$10.12

Ending number of AUs (000s)	—	—

Market Growth Strategy Fund
Beginning AUV	$10.20	$11.03
Ending AUV	$10.98	$10.20

Ending number of AUs (000s)	—	—

Market Plus Strategy Fund
Beginning AUV	$10.30	$11.23
Ending AUV	$11.17	$10.30

Ending number of AUs (000s)	—	—

Moderate Strategy Fund
Beginning AUV	$10.47	$10.91
Ending AUV	$11.12	$10.47

Ending number of AUs (000s)	2	—

T ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth Portfolio II
Beginning AUV	$22.83	$21.86
Ending AUV	$22.95	$22.83

Ending number of AUs (000s)	19	14

Equity Income Portfolio II
Beginning AUV	$15.58	$16.77
Ending AUV	$18.52	$15.58

Ending number of AUs (000s)	1	—

Health Sciences Portfolio II
Beginning AUV	$43.57	$44.78
Ending AUV	$38.90	$43.57

Ending number of AUs (000s)	—	—

T ROWE PRICE FIXED INCOME SERIES, INC.:
Limited-Term Bond Portfolio II
Beginning AUV	$12.03	$12.10
Ending AUV	$12.17	$12.03

Ending number of AUs (000s)	3	—

THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio
Beginning AUV	$14.14	$15.85
Ending AUV	$15.87	$14.14

Ending number of AUs (000s)	—	—

76

	2016	2015
TIMOTHY PLAN VARIABLE SERIES:
Conservative Growth Portfolio
Beginning AUV	$12.40	$13.14
Ending AUV	$13.13	$12.40

Ending number of AUs (000s)	—	—

Strategic Growth Portfolio
Beginning AUV	$13.02	$14.03
Ending AUV	$13.74	$13.02

Ending number of AUs (000s)	—	—

TORTOISE VARIABLE INSURANCE PORTFOLIO:
MLP & Pipeline Fund
Beginning AUV	$6.34	$10.28
Ending AUV	$8.89	$6.34

Ending number of AUs (000s)	16	—

VANECK VIP TRUST:
Emerging Markets Fund
Beginning AUV	$21.99	$27.71
Ending AUV	$22.01	$21.99

Ending number of AUs (000s)	14	10

Global Gold Fund
Beginning AUV	$5.45	$7.27
Ending AUV	$8.07	$5.45

Ending number of AUs (000s)	7	—

Global Hard Assets Fund
Beginning AUV	$15.00	$24.25
Ending AUV	$21.56	$15.00

Ending number of AUs (000s)	1	—

Unconstrained Emerging Markets Bond Fund
Beginning AUV	$12.24	$14.08
Ending AUV	$13.02	$12.24

Ending number of AUs (000s)	—	—

VANGUARD VARIABLE INSURANCE FUND:
Balanced Portfolio
Beginning AUV	$10.94	$11.17
Ending AUV	$12.12	$10.94

Ending number of AUs (000s)	96	12

Capital Growth Portfolio
Beginning AUV	$12.12	$12.10
Ending AUV	$13.40	$12.12

Ending number of AUs (000s)	35	18

Diversified Value Portfolio
Beginning AUV	$10.70	$11.09
Ending AUV	$12.06	$10.70

Ending number of AUs (000s)	46	28

77

	2016	2015
VANGUARD VARIABLE INSURANCE FUND: (continued)
Equity Income Portfolio
Beginning AUV	$11.19	$11.24
Ending AUV	$12.85	$11.19

Ending number of AUs (000s)	32	—

Equity Index Portfolio
Beginning AUV	$11.46	$11.53
Ending AUV	$12.78	$11.46

Ending number of AUs (000s)	110	22

Growth Portfolio
Beginning AUV	$12.28	$11.92
Ending AUV	$12.11	$12.28

Ending number of AUs (000s)	1	10

High Yield Bond Portfolio
Beginning AUV	$10.22	$10.70
Ending AUV	$11.35	$10.22

Ending number of AUs (000s)	14	2

International Portfolio
Beginning AUV	$9.34	$10.24
Ending AUV	$9.49	$9.34

Ending number of AUs (000s)	75	6

Mid Cap Index Portfolio
Beginning AUV	$11.19	$11.91
Ending AUV	$12.41	$11.19

Ending number of AUs (000s)	12	11

REIT Index Portfolio
Beginning AUV	$13.18	$13.10
Ending AUV	$14.24	$13.18

Ending number of AUs (000s)	45	17

Short-Term Investment Grade Portfolio
Beginning AUV	$10.23	$10.27
Ending AUV	$10.48	$10.23

Ending number of AUs (000s)	95	23

Small Company Growth Portfolio
Beginning AUV	$10.05	$11.00
Ending AUV	$11.52	$10.05

Ending number of AUs (000s)	2	—

Total Bond Market Index Portfolio
Beginning AUV	$10.55	$10.76
Ending AUV	$10.79	$10.55

Ending number of AUs (000s)	208	63

78

	2016	2015
VANGUARD VARIABLE INSURANCE TRUST: (continued)
Total Stock Market Index Portfolio
Beginning AUV	$11.24	$11.49
Ending AUV	$12.62	$11.24

Ending number of AUs (000s)	76	60

VIRTUS VARIABLE INSURANCE TRUST
Equity Trend Series
Beginning AUV	$13.69	$14.66
Ending AUV	$13.56	$13.69

Ending number of AUs (000s)	—	—

Duff & Phelps International Series
Beginning AUV	$10.98	$12.84
Ending AUV	$10.80	$10.98

Ending number of AUs (000s)	—	—

Duff & Phelps Real Estate Securities Series
Beginning AUV	$16.96	$16.72
Ending AUV	$18.12	$16.96

Ending number of AUs (000s)	1	1

Newfleet Multi-Sector Fixed Income Series
Beginning AUV	$11.88	$12.38
Ending AUV	$12.99	$11.88

Ending number of AUs (000s)	—	—

WELLS FARGO ADVANTAGE VT FUNDS:
Discovery Fund
Beginning AUV	$30.84	$33.58
Ending AUV	$33.20	$30.84

Ending number of AUs (000s)	6	3

Opportunity Fund
Beginning AUV	$22.90	$24.54
Ending AUV	$25.70	$22.90

Ending number of AUs (000s)	—	—

WESTCHSTER CAPITAL
Merger Fund VL
Beginning AUV	$11.16	$11.42
Ending AUV	$11.44	$11.16

Ending number of AUs (000s)	14	9

79

APPENDIX C

Illustrations of ROP Enhanced Death Benefit Rider

The following table illustrates the impact of partial withdrawals and market value movement for a contract which has the standard Death Benefit compared to a contract which has the ROP Enhanced Death Benefit Rider:

Purchase Payments	Partial Withdrawals	Contract Value on Date of Withdrawal	Calculated Amount of Adjusted Partial Withdrawal*/	Contract Value on Date of Death	Standard Death Benefit Amount**/	ROP Enhanced Death Benefit Amount***/
$100,000	0	N/A	N/A	$90,000	$90,000	$100,000
$100,000	0	N/A	N/A	$110,000	$110,000	$110,000
$100,000	$20,000	$80,000	$25,000	$70,000	$70,000	$75,000
$100,000	$20,000	$80,000	$25,000	$80,000	$80,000	$80,000

*/                                     Assuming this Partial Withdrawal is made at a time when the Purchase Payments made is $100,000 and the Contract Value is $80,000, the Adjusted Partial Withdrawal equals $25,000 (calculated as ($20,000 x $100,000) / $80,000 = $25,000). Accordingly, after the Partial Withdrawal, the ROP Enhanced Death Benefit Rider is $75,000 (calculated as $100,000 (total Purchase Payments) - $25,000 (Adjusted Partial Withdrawal) = $75,000).

**/                              The standard Death Benefit amount is the amount of the Death Benefit without the ROP Enhanced Death Benefit Rider and is always the Contract Value.

***/                       The ROP Enhanced Death Benefit amount is calculated as the greater of:  (1) Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or  (2) Total Purchase Payments made to the Contract reduced by any Adjusted Partial Withdrawals.

The next table illustrates the impact of Advisor Fees and market value movement for a contract which has the standard Death Benefit compared to a contract which has the ROP Enhanced Death Benefit Rider:

Purchase Payments	Advisor Fees	Contract Value on Date of Advisor Fee	Impact of Advisor Fees on ROP Enhanced Death Benefit Amount*/	Contract Value on Date of Death	Standard Death Benefit Amount**/	ROP Enhanced Death Benefit Amount***/
$100,000	$1,000	$80,000	$0	$90,000	$90,000	$100,000
$100,000	$1,000	$80,000	$0	$110,000	$110,000	$110,000
$100,000	$5,000	$80,000	$4,580	$90,000	$90,000	$95,420

*/                                     Assuming that on the day the Advisory Fee was withdrawn, the average daily balance was $70,000 and the Contract Value was $80,000 (prior to the withdrawal), the Maximum Advisory Fee equals $1,400 (calculated as $70,000 x 2% = $1,400).  If $5,000 is withdrawn for Advisory Fees, the Excess Advisory Fee is $3,600 (calculated as $5,000 - $1,400 = $3,600).  Therefore, the reduction in ROP Enhanced Death Benefit Rider amount would be $4,580 (calculated as the greater of $3,600 or $3,600 x $100,000 / ($80,000 - $1,400) = $4,580).  This results in the ROP Enhanced Death Benefit Rider amount of $95,420 (calculated as $100,000 - $4,580 = $95,420).

**/                              The standard Death Benefit amount is the amount of the Death Benefit without the ROP Enhanced Death Benefit Rider and is always the Contract Value.

***/The ROP Enhanced Death Benefit amount is calculated as the greater of:  (1) Contract Value determined as of the end of the Valuation Period upon which we receive due proof of death of the Measuring Life less any applicable portion of the Subscription Fee; or  (2) Total Purchase Payments made to the Contract reduced by any Adjusted Partial Withdrawals.

80

PRIVACY NOTICE of

Jefferson National Life Insurance Company of New York

Jefferson National Life Insurance Company

Jefferson National Securities Corporation

01/2017

We take your privacy seriously.  This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your non-public personal data. Access to customer data is limited to employees who need access to do their jobs, and to others as permitted or required by law.  We are required, on a periodic basis, to submit your non-public personal data to an outside vendor to cross reference your information with the social security death master file to ensure death proceeds are paid in a timely manner, or to confirm the continuation of certain payouts. We also may submit your non-public personal data to an outside vendor to obtain current address information.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

•                  Consumer reporting agencies

•                  Service providers who conduct marketing services on our behalf

•                  Other data providers

Data we collect may include:

•                  Name, address, e-mail address, phone number

•                  Social security number

•                  Demographic data

•                  Beneficiary information

•                  Internet Cookies (cookies help our Internet application process — they do not store any non-public personal data)

We may share customer data we collect with the following with your consent or as permitted or required by law:

•                  Benefit plan administrators and sponsors

•                  Insurance companies, agents, reinsurers, investment advisers, broker dealers

•                  Group policyholders for purpose of reporting claims experience

•                  Regulators

•                  A court or governmental agency when there is a lawful request

•                  Law enforcement officials to  prevent criminal activity and/or fraud

•                  Service providers that perform marketing or research services for us

•                  Service providers that perform legal, audit, or administrative services for us

•                  Joint marketing partners

•                  Unaffiliated fund families

•                  Unaffiliated third parties

•                  Our affiliates

We do not share your health data with anyone without your written consent, unless permitted or required by law. When we use service providers and joint marketers they agree to keep your non-public personal data private and not use it for any other purpose. Data obtained from an insurance support organization may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account. You have a right to review your non-public personal data.  To do so please send a written request to the Jefferson National Service Center:

10350 Ormsby Park Place

Louisville, KY 40223

Please include your name, address, telephone number, and policy number.  Also, let us know what kind of data you want to see.  We may charge a small fee to collect and send the data to you. If you see any errors, let us know and we will review it.  If we agree, we will correct our files.  If we disagree, you may file a short statement of dispute with us.  Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time. If you provide non-public personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data.  If you provide non-public personal data to us on a website that we sponsor with another financial institution, please note that you are providing your non-public personal data to us and the third party.  Accordingly, you should review the privacy notice of any such third parties.

81

Jefferson National Life Insurance Company of New York

P.O. Box 36840

Louisville, KY  40233

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information

General Information Regarding Jefferson National Life Insurance Company
Jefferson National Life of New York Annuity Account 1.

Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
Arrangements Regarding Frequent Purchases and Redemptions

Financial Statements

Custodian

(cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNLNY MNTADV-SAI-1-16 dated May 1, 2017 for this Prospectus, please complete this form, detach, and mail to the following address. Or, visit the website at www.jeffnat.com/SAI:

Jefferson National Life Insurance Company of New York
Administrative Office
P.O. Box 36840
Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life of New York Annuity Account 1 (Monument Advisor NY) variable annuity at the following address:

Name:

Mailing Address:

Sincerely,

(Signature)

© 2017, Jefferson National Life Insurance Company of New York	JNLNY-MNTADV-PROS-05-2017

82

STATEMENT OF ADDITIONAL INFORMATION

INDIVIDUAL VARIABLE ANNUITY

ISSUED BY

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

AND

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
PHONE: (866) 667-0561 (TOLL FREE)

May 1, 2017

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life of New York Annuity Account 1 (the “Separate Account”), dated May 1, 2017.  You may obtain a copy of the current prospectus on our Website or by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK:

Jefferson National Life Insurance Company of New York (“Jefferson National”, “Company”, “we”, “our” or “us”) is a direct wholly-owned subsidiary of Jefferson National Life Insurance Company, a Texas stock life insurance company, and an indirect subsidiary of Jefferson National Financial Corp., a Delaware Corporation. We are organized as a New York stock life insurance company, and are subject to New York law governing insurance companies. Our business address is 10350 Ormsby Park Place, Louisville, KY 40223.

On March 1, 2017, Jefferson Financial Corp. was acquired by Nationwide Life Insurance Company, a stock life insurance company organized under Ohio law in March 1929. Nationwide Life Insurance Company is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (organized under Ohio law) are the ultimate controlling persons of the Nationwide group of companies and engage in general insurance and reinsurance business, except life insurance.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1:

Jefferson National Life of New York Annuity Account 1, also referred to as the “Separate Account”, was established on June 20, 2014 pursuant to New York law. The Separate Account meets the definition of a “separate account” under the federal securities laws and is registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (“Investment Company Act”). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the summary prospectuses, prospectuses and statements of additional information for the Investment Portfolios. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined by the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended (the “Code”),  proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts’ administration and with respect to which one or more United

States Persons (as defined herein) have the authority to control  such trusts’ substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exclusion of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National’s qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets.” The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Separate Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Separate Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner’s spouse, the applicable distribution period is the surviving spouse’s life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the Owner’s death. For calendar years after the death of the Owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b) if the designated beneficiary is not solely the Owner’s surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary’s life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the Owner’s death, reduced by one for each calendar year that elapsed thereafter; or

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner’s death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified Contracts, “eligible rollover distributions” from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity (“IRA”) under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,500 for 2017 ($6,500 if age 50 or older by the end of 2017), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.  Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $133,000 for single filers, $196,000 for married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er) and $10,000 for married filing separately if you live with your spouse during the year (for 2017). The amount per individual that may be contributed to all IRAs (Roth and traditional) is the lesser of your taxable compensation or $5,500 for 2017 ($6,500 if age 50 or older by the end of 2017).  However, for single filers with modified adjusted gross income in excess of $118,000, but less than $133,000, the amount you may contribute is reduced.  For married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er), your contribution limit is reduced if modified gross income is in excess of $186,000, but less than $196,000.  For married filing separately if you live with your spouse during the year, your contribution limit is reduced if modified gross income is in excess of $0, but less than $10,000.  Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL

Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor’s Insurance Rating Services, Moody’s Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company’s financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

ANNUITY PROVISIONS

The Company makes available several fixed annuity options.

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“Distributor”), acts as the principal underwriter of the Contracts. The Distributor’s address is 10350 Ormsby Park Place, Louisville, Kentucky 40223. The Distributor is an affiliate of Jefferson National Life Insurance Company of New York. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

We make payments in the form of expense reimbursements or marketing allowances to certain broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing access for our product.  The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm.  Not all broker-dealers receive additional compensation and the amount of compensation varies by firm.  These payments could be significant to a firm, and could be a conflict of interest.  We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for JNL and its wholly owned subsidiary, Jefferson National Life Insurance Company of New York, during the last calendar year.

AIG Advisor Group

Cetera Financial

Commonwealth Financial Network

Dynasty Financial Partners

Ladenburg Thalman

Raymond James

Shareholder Services Group

Trust Company of America

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life of New York Annuity Account 1, dated May 1, 2017.

FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

Independent Registered Public Accounting Firm

The statutory-basis financial statements of Jefferson National Life Insurance Company of New York were audited as of December 31, 2016 and for the period from April 17, 2015 (inception) through December 31, 2015 by BDO USA, LLP, Independent Registered Public Accounting Firm located at 100 Park Avenue, New York NY 10017.

CUSTODIAN

The Company is the custodian of the assets of the Separate Account.  The shares are held in book-entry form. The Company maintains a record of all purchases and redemptions of shares of the underlying portfolios.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report to Contract Owners

December 31, 2016

Jefferson National Life of New York Annuity Account 1

ANNUAL REPORT TO CONTRACT OWNERS

Table of Contents

December 31, 2016

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statement of Assets and Liabilities

December 31, 2016

	SHARES	COST	VALUE
Assets:
Investments in portfolio shares, at net asset value (Note 2):
AB Variable Products Series Fund, Inc.:
Growth and Income Portfolio	5,234.7880	$153,071	$163,378
International Value Portfolio	1,198.1040	15,923	15,767
Small-Mid Cap Value Portfolio	4,895.6020	78,549	98,500
Advisors Preferred Trust:
Gold Bullion Strategy Portfolio	1,121.8510	24,182	23,615
The Alger Portfolios:
Capital Appreciation Portfolio	701.7140	49,694	47,091
Large Cap Growth Portfolio	187.1070	9,816	9,847
ALPS Variable Insurance Trust:
Alerian Energy Infrastructure Portfolio	39,973.0510	336,803	391,736
ALPS Variable Insurance Trust:
Morningstar ETF Asset Allocations:
Balanced ETF Portfolio	4,783.0250	53,346	52,039
Growth ETF Portfolio	2,766.4750	30,155	30,127
Income and Growth ETF Portfolio	1,680.0080	17,968	17,606
American Century Variable Portfolios, Inc.:
Balanced Fund	7,454.5960	50,547	51,958
Income & Growth Fund	4,476.0920	38,958	41,717
Inflation Protection Fund	12,093.8680	121,903	122,269
American Funds Insurance Series:
Asset Allocation Fund	5,949.1030	123,181	127,489
Blue Chip Income and Growth Fund	2,711.1680	35,558	36,303
Bond Fund	53,663.0680	584,286	574,195
Global Bond Fund	14.6140	161	162
Growth Fund	1,523.7390	101,148	101,192
Growth-Income Fund	4,557.1410	190,565	199,284
High Income Bond Fund	86,243.7330	952,605	930,570
International Fund	21,449.0520	357,972	356,912
Managed Risk Asset Allocation Fund	8,126.1460	100,797	97,595
Managed Risk Blue Chip and Growth Fund	2,122.1850	24,861	24,639
Mortgage Fund	64,699.0410	694,525	678,046
New World Fund	2,618.4210	48,290	51,085
BlackRock Variable Series Trust Funds:
Global Allocation V.I. Fund	26,769.4330	364,127	357,907
High Yield V.I. Fund	34,687.6970	243,366	251,138
Total Return V.I. Fund	68,126.1050	806,655	793,669
U.S. Government Bond V.I. Fund	33,502.6530	347,782	340,722
Calvert Variable Products:
SRI Balanced Fund	26,600.4970	57,247	55,196
Columbia Funds Variable Series Trust:
AQR - Managed Futures Strategy Fund	23,544.9230	211,582	184,592
Credit Suisse Trust:
Commodity Return Strategy Portfolio	1,741.0300	7,539	7,626
Delaware VIP Trust:
Small Cap Value Series	1,988.9070	63,896	78,900
DFA Investment Dimensions Group, Inc.:
VA Global Bond Portfolio	72,309.9780	796,428	766,486
VA Global Moderate Allocation Portfolio	104,076.8690	1,178,823	1,191,680
VA International Small Portfolio	26,913.0840	304,031	306,540
VA International Value Portfolio	67,291.4960	746,081	750,973
VA Short-Term Fixed Portfolio	12,335.0980	126,201	125,571
VA U.S. Large Value Portfolio	22,375.7280	489,417	535,899
VA U.S. Targeted Value Portfolio	22,671.6430	379,346	438,243

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statement of Assets and Liabilities – Continued

December 31, 2016

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 2): (continued)
The Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio	6,183.0570	$100,206	$116,736
The Dreyfus Socially Responsible Growth Fund, Inc.	631.5300	22,647	23,909
Dreyfus Stock Index Fund	22,638.7640	1,018,912	1,038,213
Dreyfus Variable Investment Fund:
International Value Portfolio	9,236.3380	84,051	89,593
Eaton Vance Variable Trust:
Floating-Rate Income Fund	132,482.9440	1,214,520	1,226,791
Large-Cap Value Fund	340.5910	3,120	3,113
Federated Insurance Series:
High Income Bond Fund II	4,406.0510	29,289	30,138
Kaufmann Fund II	566.0540	9,232	9,080
Managed Volatility Fund II	6,086.6900	54,911	57,945
Fidelity Variable Insurance Products - Service Class II:
Balanced Portfolio	1,096.3450	18,019	17,991
Contrafund Portfolio	1,821.9490	58,173	59,122
Disciplined Small Cap Portfolio	836.8270	10,699	13,632
Growth Portfolio	680.7040	41,532	39,780
Investment Grade Bond Portfolio	25,140.1660	317,565	310,229
Mid Cap Portfolio	1,327.5690	41,884	43,850
Overseas Portfolio	5,200.1390	98,882	91,783
Real Estate Portfolio	435.4440	9,233	8,674
Strategic Income Portfolio	5,743.7310	63,282	63,066
Franklin Templeton Variable Insurance Products Trust:
High Income II Fund	67.9970	403	402
Income II Fund	1,765.9130	25,097	27,160
Mutual Shares II Fund	2,840.3220	56,157	57,034
Rising Dividends Fund	5,126.6160	120,519	127,602
Strategic Income II Fund	5,266.0960	55,056	56,031
Templeton Global Income II Fund	19,759.9520	311,878	321,099
U.S. Government Securities II Fund	4,680.9460	58,510	57,295
Goldman Sachs Variable Insurance Trust:
Multi-Strategy Alternatives Fund	1,083.9930	9,918	9,843
Guggenheim Variable Insurance Funds:
Global Managed Futures Strategy Fund	486.8020	9,580	7,755
Multi-Hedge Strategies Fund	2,833.4770	68,071	67,862
Basic Materials Fund	1,793.5430	118,112	121,243
Consumer Products Fund	4,431.0270	291,750	273,793
Energy Fund	254.4910	18,628	20,382
Financial Services Fund	233.3040	15,510	17,127
Health Care Fund	285.7660	15,230	15,034
NASDAQ-100® Fund	547.7490	17,163	17,461
NASDAQ-100® 2X Strategy Fund	5,043.0940	178,215	195,572
Nova Fund	2,391.0520	203,168	214,191
Precious Metals Fund	2,635.1910	104,512	78,292
Real Estate Fund	413.9940	15,293	15,616
Retailing Fund	236.7320	15,293	15,603
S&P 500 Pure Value Fund	325.7650	16,816	18,387
S&P SmallCap 600 Pure Growth Fund	65.4540	3,324	3,263
S&P SmallCap 600 Pure Value Fund	437.3570	24,807	30,234
Technology Fund	210.1080	15,317	15,731
Telecommunications Fund	335.2170	18,342	19,114
Utilities Fund	597.1450	15,293	15,669
VT Floating Rate Strategies Fund	38,703.2960	1,005,765	1,014,800
VT U.S. Total Return Bond Fund	2,204.0790	35,637	35,375

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statement of Assets and Liabilities – Continued

December 31, 2016

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 2): (continued)
Invesco Variable Insurance Funds:
Balanced Risk Allocation Fund	14.3880	$161	$161
Diversified Dividend Fund	7,305.8530	185,857	192,728
Equity and Income Fund	5,285.2690	90,093	93,866
Global Real Estate Fund	1,466.9870	24,707	23,692
Government Money Market Fund	3,285,525.8000	3,285,526	3,285,527
Government Securities Fund	711.1830	8,315	8,129
International Growth Fund	380.0560	12,500	12,500
Mid Cap Core Equity Fund	500.0090	6,458	6,305
Technology Fund	271.4460	4,924	4,856
Ivy Variable Insurance Portfolios, Inc:
Asset Strategy Portfolio	6,207.5420	49,987	49,933
Global Bond Portfolio	3,049.8570	14,874	14,909
High Income Portfolio	374.7740	1,255	1,352
Limited Term Bond Portfolio	1,009.4240	4,924	4,936
Janus Aspen Series - Institutional:
Balanced Portfolio	18,992.3150	561,535	575,847
Enterprise Portfolio	4,128.5830	239,405	244,701
Forty Portfolio	1,204.3150	40,090	38,767
Janus Portfolio	3,228.7230	98,031	93,407
Perkins Mid Cap Value Portfolio	2,753.7610	43,107	45,575
Janus Aspen Series - Service:
Flexible Bond Portfolio	22,962.6800	297,555	290,019
John Hancock Variable Insurance Trust:
Emerging Markets Value Trust Fund	3,716.0290	30,578	30,211
JPMorgan Insurance Trust:
Global Allocation Portfolio	5,478.1530	77,777	81,461
Income Builder Portfolio	18,630.5030	191,128	184,814
Lazard Retirement Series, Inc:
Emerging Markets Equity Portfolio	4,153.1610	75,413	77,955
International Equity Portfolio	48,841.7620	613,093	565,099
US Small-Mid Cap Equity Portfolio	20,959.9960	161,791	169,566
Legg Mason Partners Variable Equity Trust:
ClearBridge Large Cap Growth Portfolio	2,002.1110	42,142	41,563
ClearBridge Small Cap Growth Portfolio	3,846.5160	64,629	79,162
Legg Mason Partners Variable Income Trust:
Western Asset Global High Yield Bond Portfolio	443.0830	3,314	3,141
Lord Abbett Series Fund, Inc:
Bond Debenture Portfolio	14,703.8130	173,856	175,563
Calibrated Dividend Growth Portfolio	20,161.8070	298,138	291,741
International Opportunities Portfolio	10,847.2870	94,640	84,500
MFS Variable Insurance Trust:
Growth Series - Service	5,227.6210	180,698	196,402
Value Series - Service	11,882.9410	199,497	220,904
Nationwide Variable Insurance Trust:
Bond Index Fund	2,409.6410	25,459	24,940
International Index Fund	32,986.2230	270,748	282,032
Mid Cap Index Fund	2,006.9780	48,518	48,669
S&P 500 Index Fund	1,564.4710	20,686	23,577
Small Cap Index Fund	1,516.8000	19,487	18,976
Neuberger Berman Advisers Management Trust:
Absolute Return Multi-Manager Portfolio	2,952.1340	28,921	27,396
Large Cap Value Portfolio	433.8290	6,694	6,611
Mid-Cap Growth Portfolio	3,027.9210	69,429	68,462
Mid Cap Intrinsic Value Portfolio	10,004.2130	163,547	169,172
The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statement of Assets and Liabilities – Continued

December 31, 2016

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 2): (continued)
Neuberger Berman Advisers Management Trust: (continued)
Short Duration Bond Portfolio	4,176.8680	$44,074	$43,940
Socially Responsive Portfolio	793.4750	17,711	17,909
Northern Lights Variable Trust:
BTS Tactical Fixed Income Portfolio	2,554.9130	27,193	27,440
JNF Exceed Defined Shield Index Portfolio	2,798.2500	24,911	24,205
JNF SSGA Sector Rotation Portfolio	170.5570	4,924	4,863
Mariner Managed Futures Strategy Portfolio	651.0430	6,250	5,514
Oppenheimer Variable Account Funds:
Core Bond Fund	5,043.5060	38,810	38,179
International Growth Fund	10,293.7870	22,646	22,235
PIMCO Variable Insurance Trust:
CommodityRealReturn Strategy Portfolio	3,278.9820	22,862	25,806
Emerging Markets Bond Portfolio	14,399.4520	182,509	181,145
Foreign Bond US Dollar-Hedged Portfolio	15,967.1340	176,099	175,958
Global Bond Unhedged Portfolio	3,023.5580	35,046	34,892
High Yield Portfolio	3,297.4080	25,268	25,555
Income Portfolio	22,579.3390	234,835	230,083
Long Term US Government Portfolio	10,956.9510	143,302	125,895
Low Duration Portfolio	28,525.1050	294,721	292,097
Real Return Portfolio	16,743.0040	206,847	205,437
Short-Term Portfolio	14,114.5540	143,612	145,381
Total Return Portfolio	108,008.8090	1,160,463	1,149,214
Unconstrained Bond Portfolio	3,793.7660	38,299	38,734
Pioneer Variable Contracts Trust:
Bond Portfolio	15,125.7700	166,115	166,232
Equity Income Portfolio	343.1650	10,035	10,785
Mid Cap Value Portfolio	306.8490	6,251	6,223
Strategic Income Portfolio	1,841.2340	18,760	18,671
ProFunds VP:
Basic Materials Fund	147.2950	8,029	8,347
Bear Fund	3,630.1430	159,815	146,295
Emerging Markets Fund	810.0450	17,267	16,938
Government Money Market Fund	483,632.5840	483,633	483,634
Industrials Fund	243.0870	15,317	16,598
Mid-Cap Fund	535.2140	16,174	18,326
NASDAQ-100 Fund	1,040.6740	34,119	34,249
Small-Cap Value Fund	510.5860	21,205	23,604
UltraSmall-Cap Fund	8,811.1500	220,975	222,129
Putnam Variable Trust Class IB:
Equity Income Fund	5,374.5170	118,096	126,785
Income Fund	3,924.9380	43,909	42,782
Royce Capital Fund:
Micro-Cap Portfolio	1,256.1630	13,262	13,956
SEI Insurance Products Trust:
Conservative Strategy Fund	14,849.0550	151,724	151,163
Moderate Strategy Fund	2,424.3690	25,206	24,801
T. Rowe Price Equity Series, Inc.:
Blue Chip Growth Portfolio II	19,269.6760	425,699	433,376
Equity Income Portfolio II	437.6060	12,735	12,362
Health Sciences Portfolio II	394.5330	13,773	13,169
T. Rowe Price Fixed Income Series, Inc.:
Limited-Term Bond Portfolio II	7,942.1320	38,362	38,281
Tortoise Variable Insurance Portfolio:
MLP & Pipeline Fund	16,159.6920	132,785	141,074

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statement of Assets and Liabilities – Continued

December 31, 2016

	SHARES	COST	VALUE
Assets: (continued)
Investments in portfolio shares, at net asset value (Note 2): (continued)
VanEck VIP Trust:
Emerging Markets Fund	28,744.4010	$311,302	$298,941
Global Gold Fund	7,814.9050	72,600	55,564
Global Hard Assets Fund	516.2080	12,849	12,461
Vanguard Variable Insurance Fund:
Balanced Portfolio	50,505.2810	1,097,595	1,163,137
Capital Growth Portfolio	16,771.8360	441,399	475,650
Diversified Value Portfolio	32,394.0660	524,910	554,263
Equity Income Portfolio	18,362.5710	372,653	405,813
Equity Index Portfolio	39,400.6970	1,293,145	1,403,847
Growth Portfolio	342.2300	6,810	6,742
High Yield Bond Portfolio	19,358.5550	151,098	154,675
International Portfolio	36,511.1280	734,817	713,063
Mid-Cap Index Portfolio	7,277.4660	151,392	153,627
REIT Index Portfolio	47,346.7100	633,706	638,234
Short-Term Investment Grade Portfolio	94,123.2310	998,381	1,000,530
Small Company Growth Portfolio	1,108.4890	23,539	23,833
Total Bond Market Index Portfolio	190,813.2200	2,269,486	2,245,873
Total Stock Market Index Portfolio	28,231.4840	929,946	962,695
Virtus Variable Insurance Trust:
Real Estate Securities Series	1,181.3300	29,564	23,993
Wells Fargo VT Funds:
Discovery Fund	7,255.3760	193,436	187,987
Westchester Capital Management
Merger Fund VL	15,364.9230	163,474	161,793
Total investments in portfolio shares			$40,026,989
Dividend receivable			2,827
Total assets			$40,029,816

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statement of Assets and Liabilities – Continued

December 31, 2016

VALUE
Net assets attributable to:
Contract owners' deferred annuity reserves:
AB Variable Products Series Fund, Inc.:
Growth and Income Portfolio	$163,378
International Value Portfolio	15,767
Small-Mid Cap Value Portfolio	98,500
Advisors Preferred Trust:
Gold Bullion Strategy Portfolio	23,615
The Alger Portfolios:
Capital Appreciation Portfolio	47,091
Large Cap Growth Portfolio	9,847
ALPS Variable Insurance Trust:
Alerian Energy Infrastructure Portfolio	391,736
ALPS Variable Insurance Trust:
Morningstar ETF Asset Allocations:
Balanced ETF Portfolio	52,039
Growth ETF Portfolio	30,127
Income and Growth ETF Portfolio	17,606
American Century Variable Portfolios, Inc:
Balanced Fund	51,958
Income & Growth Fund	41,717
Inflation Protection Fund	122,269
American Funds Insurance Series:
Asset Allocation Fund	127,489
Blue Chip Income and Growth Fund	36,303
Bond Fund	574,195
Global Bond Fund	162
Growth Fund	101,192
Growth-Income Fund	199,284
High Income Bond Fund	930,570
International Fund	356,912
Managed Risk Asset Allocation Fund	97,595
Managed Risk Blue Chip and Growth Fund	24,639
Mortgage Fund	678,046
New World	51,085
BlackRock Variable Series Trust Funds:
Global Allocation V.I. Fund	357,907
High Yield V.I. Fund	252,258
Total Return V.I. Fund	794,971
U.S. Government Bond V.I. Fund	341,127
Calvert Variable Products:
SRI Balanced Fund	55,196
Columbia Variable Products Trust:
AQR - Managed Futures Strategy Fund	184,592
Credit Suisse Trust:
Commodity Return Strategy Portfolio	7,626
Delaware VIP Trust:
Small Cap Value Series	78,900
DFA Investment Dimensions Group, Inc.:
VA Global Bond Portfolio	766,486
VA Global Moderate Allocation Portfolio	1,191,680
VA International Small Portfolio	306,540
VA International Value Portfolio	750,973
VA Short-Term Fixed Portfolio	125,571
VA U.S. Large Value Portfolio	535,899
VA U.S. Targeted Value Portfolio	438,243

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statement of Assets and Liabilities – Continued

December 31, 2016

VALUE
Net assets attributable to: (continued)
Contract owners' deferred annuity reserves: (continued)
The Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio	$116,736
The Dreyfus Socially Responsible Growth Fund, Inc.	23,909
Dreyfus Stock Index Fund	1,038,213
Dreyfus Variable Investment Fund:
International Value Portfolio	89,593
Eaton Vance Variable Trust:
Floating-Rate Income Fund	1,226,791
Large-Cap Value Fund	3,113
Federated Insurance Series:
High Income Bond Fund II	30,138
Kaufmann Fund II	9,080
Managed Volatility Fund II	57,945
Fidelity Variable Insurance Products:
Balanced Portfolio	17,991
Contrafund Portfolio	59,122
Disciplined Small Cap Portfolio	13,632
Growth Portfolio	39,780
Investment Grade Bond Portfolio	310,229
Mid Cap Portfolio	43,850
Overseas Portfolio	91,783
Real Estate Portfolio	8,674
Strategic Income Portfolio	63,066
Franklin Templeton Variable Insurance Products Trust:
High Income II Fund	402
Income II Fund	27,160
Mutual Shares II Fund	57,034
Rising Dividends Fund	127,602
Strategic Income II Fund	56,031
Templeton Global Income II Fund	321,099
U.S. Government Securities II Fund	57,295
Goldman Sachs Variable Insurance Trust:
Multi-Strategy Alternatives Fund	9,843
Guggenheim Variable Insurance Funds:
Global Managed Futures Strategy Fund	7,755
Multi-Hedge Strategies Fund	67,862
Basic Materials Fund	121,243
Consumer Products Fund	273,793
Energy Fund	20,382
Financial Services Fund	17,127
Health Care Fund	15,034
NASDAQ-100 Fund	17,461
NASDAQ-100 2X Strategy Fund	195,572
Nova Fund	214,191
Precious Metals Fund	78,292
Real Estate Fund	15,616
Retailing Fund	15,603
S&P 500 Pure Value Fund	18,387
S&P SmallCap 600 Pure Growth Fund	3,263
S&P SmallCap 600 Pure Value Fund	30,234
Technology Fund	15,731
Telecommunications Fund	19,114
Utilities Fund	15,669
VT Floating Rate Strategies Fund	1,014,800
VT U.S. Total Return Bond Fund	35,375

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statement of Assets and Liabilities – Continued

December 31, 2016

VALUE
Net assets attributable to: (continued)
Contract owners' deferred annuity reserves: (continued)
Invesco Variable Insurance Funds:
Balanced Risk Allocation Fund	$161
Diversified Dividend Fund	192,728
Equity and Income Fund	93,866
Global Real Estate Fund	23,692
Government Money Market Fund	3,285,527
Government Securities Fund	8,129
International Growth Fund	12,500
Mid Cap Core Equity Fund	6,305
Technology Fund	4,856
Ivy Variable Insurance Portfolios, Inc:
Asset Strategy Portfolio	49,933
Global Bond Portfolio	14,909
High Income Portfolio	1,352
Limited Term Bond Portfolio	4,936
Janus Aspen Series - Institutional:
Balanced Portfolio	575,847
Enterprise Portfolio	244,701
Forty Portfolio	38,767
Janus Portfolio	93,407
Perkins Mid Cap Value Portfolio	45,575
Janus Aspen Series - Service:
Flexible Bond Portfolio	290,019
John Hancock Variable Insurance Trust:
Emerging Markets Value Trust Fund	30,211
JPMorgan Insurance Trust:
Global Allocation Portfolio	81,461
Income Builder Portfolio	184,814
Lazard Retirement Series, Inc:
Emerging Markets Equity Portfolio	77,955
International Equity Portfolio	565,099
US Small-Mid Cap Equity Portfolio	169,566
Legg Mason Partners Variable Equity Trust:
ClearBridge Large Cap Growth Portfolio	41,563
ClearBridge Small Cap Growth Portfolio	79,162
Legg Mason Partners Variable Income Trust:
Western Asset Global High Yield Bond Portfolio	3,141
Lord Abbett Series Fund, Inc:
Bond Debenture Portfolio	175,563
Calibrated Dividend Growth Portfolio	291,741
International Opportunities Portfolio	84,500
MFS Variable Insurance Trust:
Growth Series - Service	196,402
Value Series - Service	220,904
Nationwide Variable Insurance Trust:
Bond Index Fund	24,940
International Index Fund	282,032
Mid Cap Index Fund	48,669
S&P 500 Index Fund	23,577
Small Cap Index Fund	18,976
Neuberger Berman Advisers Management Trust:
Absolute Return Multi-Manager Portfolio	27,396
Large Cap Portfolio	6,611
Mid-Cap Growth Portfolio	68,462
Mid Cap Intrinsic Value Portfolio	169,172

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statement of Assets and Liabilities – Continued

December 31, 2016

VALUE
Net assets attributable to: (continued)
Contract owners' deferred annuity reserves: (continued)
Neuberger Berman Advisers Management Trust: (continued)
Short Duration Bond Portfolio	$43,940
Socially Responsive Portfolio	17,909
Northern Lights Variable Trust:
BTS Tactical Fixed Income Portfolio	27,440
JNF Exceed Defined Shield Index Portfolio	24,205
JNF SSGA Sector Rotation Portfolio	4,863
Mariner Managed Futures Strategy Portfolio	5,514
Oppenheimer Variable Account Funds:
Core Bond Fund	38,179
International Growth Fund	22,235
PIMCO Variable Insurance Trust:
CommodityRealReturn Strategy Portfolio	25,806
Emerging Markets Bond Portfolio	181,145
Foreign Bond US Dollar-Hedged Portfolio	175,958
Global Bond Unhedged Portfolio	34,892
High Yield Portfolio	25,555
Income Portfolio	230,083
Long Term US Government Portfolio	125,895
Low Duration Portfolio	292,097
Real Return Portfolio	205,437
Short-Term Portfolio	145,381
Total Return Portfolio	1,149,214
Unconstrained Bond Portfolio	38,734
Pioneer Variable Contracts Trust:
Bond Portfolio	166,232
Equity Income Portfolio	10,785
Mid Cap Value Portfolio	6,223
Strategic Income Portfolio	18,671
ProFunds VP:
Basic Materials Fund	8,347
Bear Fund	146,295
Emerging Markets Fund	16,938
Government Money Market Fund	483,634
Industrials Fund	16,598
Mid-Cap Fund	18,326
NASDAQ-100 Fund	34,249
Small-Cap Value Fund	23,604
UltraSmall-Cap Fund	222,129
Putnam Variable Trust:
Equity Income Fund	126,785
Income Fund	42,782
Royce Capital Fund:
Micro-Cap Portfolio	13,956
SEI Insurance Products Trust:
Conservative Strategy Fund	151,163
Moderate Strategy Fund	24,801
T. Rowe Price Equity Series, Inc.:
Blue Chip Growth Portfolio II	433,376
Equity Income Portfolio II	12,362
Health Sciences Portfolio II	13,169
T. Rowe Price Fixed Income Series, Inc.:
Limited-Term Bond Portfolio II	38,281
Tortoise Variable Insurance Portfolio:
MLP & Pipeline Fund	141,074

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statement of Assets and Liabilities – Continued

December 31, 2016

VALUE
Net assets attributable to: (continued)
Contract owners' deferred annuity reserves: (continued)
VanEck VIP Trust:
Emerging Markets Fund	$298,941
Global Gold Fund	55,564
Global Hard Assets Fund	12,461
Vanguard Variable Insurance Fund:
Balanced Portfolio	1,163,137
Capital Growth Portfolio	475,650
Diversified Value Portfolio	554,263
Equity Income Portfolio	405,813
Equity Index Portfolio	1,403,847
Growth Portfolio	6,742
High Yield Bond Portfolio	154,675
International Portfolio	713,063
Mid-Cap Index Portfolio	153,627
REIT Index Portfolio	638,234
Short-Term Investment Grade Portfolio	1,000,530
Small Company Growth Portfolio	23,833
Total Bond Market Index Portfolio	2,245,873
Total Stock Market Index Portfolio	962,695
Virtus Variable Insurance Trust:
Real Estate Securities Series	23,993
Wells Fargo VT Funds:
Discovery Fund	187,987
Westchester Capital Management
Merger Fund VL	161,793
Net assets attributable to contract owners' deferred annuity reserves	$40,029,816

The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations

For the Year Ended December 31, 2016

	AB VARIABLE PRODUCTS SERIES FUND			ADVISORS PREFERRED TRUST	THE ALGER PORTFOLIOS	THE ALGER PORTFOLIOS (continued)	ALPS VARIABLE INSURANCE TRUST
	GROWTH AND INCOME	INTERNATIONAL VALUE	SMALL-MID CAP VALUE	GOLD BULLION STRATEGY	CAPITAL APPRECIATION	LARGE CAP GROWTH	ALERIAN ENERGY INFRA- STRUCTURE	RED ROCKS LISTED PRIVATE EQUITY
Investment income:
Income dividends from investments in portfolio shares	$2,032	$172	$309	$—	$89	$—	$5,436	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—
Net investment income (expense)	2,032	172	309	—	89	—	5,436	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	886	—	250	419	(3)	1	(259)	595
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	144	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	12,137	—	4,938	—	369	36	—	—
Net realized gain (loss) on investments in portfolio shares	13,023	—	5,332	419	366	37	(259)	595
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	10,307	(156)	20,683	(431)	(137)	31	75,172	—
Net increase (decrease) in net assets from operations	$25,362	$16	$26,324	$(12)	$318	$68	$80,349	$595

Statements of Changes in Net Assets

For the Year Ended December 31, 2016

	AB VARIABLE PRODUCTS SERIES FUND			ADVISORS PREFERRED TRUST	THE ALGER PORTFOLIOS	THE ALGER PORTFOLIOS (continued)	ALPS VARIABLE INSURANCE TRUST
	GROWTH AND INCOME	INTERNATIONAL VALUE	SMALL-MID CAP VALUE	GOLD BULLION STRATEGY	CAPITAL APPRECIATION	LARGE CAP GROWTH	ALERIAN ENERGY INFRA- STRUCTURE	RED ROCKS LISTED PRIVATE EQUITY
Changes from operations:
Net investment income (expense)	$2,032	$172	$309	$—	$89	$—	$5,436	$—
Net realized gain (loss) on investments in portfolio shares	13,023	—	5,332	419	366	37	(259)	595
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	10,307	(156)	20,683	(431)	(137)	31	75,172	—
Net increase (decrease) in net assets from operations	25,362	16	26,324	(12)	318	68	80,349	595
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	28,511	—	2,744	—	3,353	—	7,701	2,701
Contract redemptions	(156)	(4)	(4,418)	—	(32)	(42)	(89)	(3)
Net transfers	109,661	15,755	47,323	17,793	14,196	9,821	176,792	(3,293)
Net increase (decrease) in net assets from contract owners' transactions	138,016	15,751	45,649	17,793	17,517	9,779	184,404	(595)
Net increase (decrease) in net assets	163,378	15,767	71,973	17,781	17,835	9,847	264,753	—
Net assets, beginning of period	—	—	26,527	5,834	29,256	—	126,983	—
Net assets, end of period	$163,378	$15,767	$98,500	$23,615	$47,091	$9,847	$391,736	$—

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	ALPS VARIABLE INSURANCE TRUST (MORNINGSTAR ETF ASSET ALLOC SERIES) (b)*			AMERICAN CENTURY VARIABLE PORTFOLIOS
	BALANCED	GROWTH	INCOME AND GROWTH	BALANCED	INCOME & GROWTH	INFLATION PROTECTION
Investment income:
Income dividends from investments in portfolio shares	$865	$—	$295	$560	$826	$841
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—
Net investment income (expense)	865	—	295	560	826	841
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	—	—	—	—	1	1
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	2,495	—	902	—	543	—
Net realized gain (loss) on investments in portfolio shares	2,495	—	902	—	544	1
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,307)	(28)	(361)	1,412	2,991	366
Net increase (decrease) in net assets from operations	$2,053	$(28)	$836	$1,972	$4,361	$1,208

	ALPS VARIABLE INSURANCE TRUST (MORNINGSTAR ETF ASSET ALLOC SERIES) (b)*			AMERICAN CENTURY VARIABLE PORTFOLIOS
	BALANCED	GROWTH	INCOME AND GROWTH	BALANCED	INCOME & GROWTH	INFLATION PROTECTION
Changes from operations:
Net investment income (expense)	$865	$—	$295	$560	$826	$841
Net realized gain (loss) on investments in portfolio shares	2,495	—	902	—	544	1
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,307)	(28)	(361)	1,412	2,991	366
Net increase (decrease) in net assets from operations	2,053	(28)	836	1,972	4,361	1,208
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	30,159	—	—	3,353	—
Contract redemptions	(14)	(4)	—	(14)	(21)	(33)
Net transfers	50,000	—	16,770	50,000	5,646	121,094
Net increase (decrease) in net assets from contract owners' transactions	49,986	30,155	16,770	49,986	8,978	121,061
Net increase (decrease) in net assets	52,039	30,127	17,606	51,958	13,339	122,269
Net assets, beginning of period	—	—	—	—	28,378	—
Net assets, end of period	$52,039	$30,127	$17,606	$51,958	$41,717	$122,269

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2016

	AMERICAN CENTURY VARIABLE PORTFOLIOS (continued)	AMERICAN FUNDS INSURANCE SERIES
	INTERNATIONAL	ASSET ALLOCATION	BLUE CHIP INCOME AND GROWTH	BOND	GLOBAL BOND
Investment income:
Income dividends from investments in portfolio shares	$8	$1,428	$558	$9,001	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	8	1,428	558	9,001	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(432)	4	—	—	—
Net realized short-term capital gain distributions from investments in portfolio shares	—	14	—	948	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	2,406	—	1,053	—
Net realized gain (loss) on investments in portfolio shares	(432)	2,424	—	2,001	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	4,234	745	(10,091)	1
Net increase (decrease) in net assets from operations	$(424)	$8,086	$1,303	$911	$1

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	AMERICAN CENTURY VARIABLE PORTFOLIOS (continued)	AMERICAN FUNDS INSURANCE SERIES
	INTERNATIONAL	ASSET ALLOCATION	BLUE CHIP INCOME AND GROWTH	BOND	GLOBAL BOND
Changes from operations:
Net investment income (expense)	$8	$1,428	$558	$9,001	$—
Net realized gain (loss) on investments in portfolio shares	(432)	2,424	—	2,001	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	4,234	745	(10,091)	1
Net increase (decrease) in net assets from operations	(424)	8,086	1,303	911	1
Changes from contract owners transactions:
Net contract purchase payments (including breakage)		21,058	22,618	—	(1)
Contract redemptions	(5)	(96)	—	—	—
Net transfers	(20,629)	86,566	35,000	573,285	—
Net increase (decrease) in net assets from contract owners' transactions	424	109,088	35,000	573,284	161
Net increase (decrease) in net assets	—	117,174	36,303	574,195	162
Net assets, beginning of period	—	10,315	—	—	—
Net assets, end of period	$—	$127,489	$36,303	$574,195	$162

The accompanying notes are an integral part of these financial statements.

	AMERICAN FUNDS INSURANCE SERIES (continued)								BLACKROCK VARIABLE TRUST FUNDS
	GROWTH	GROWTH- INCOME	HIGH INCOME BOND	INTERNATIONAL	MANAGED RISK ASSET ALLOCATION	MANAGED RISK BLUE CHIP INCOME AND GROWTH	MORTGAGE	NEW WORLD	GLOBAL ALLOCATION V.I.
Investment income:
Income dividends from investments in portfolio shares	$650	$2,383	$40,650	$4,511	$1,278	$50	$8,967	$331	$4,394
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	650	2,383	40,650	4,511	1,278	50	8,967	331	4,394
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(21,721)	5,162	—	(17,798)	(228)	—	—	11,422	(2,923)
Net realized short-term capital gain distributions from investments in portfolio shares	—	871	—	—	—	—	6,366	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	14,120	17,127	—	34,988	2,992	—	367	—	—
Net realized gain (loss) on investments in portfolio shares	(7,601)	23,160	—	17,190	2,764	—	6,733	11,422	(2,923)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	19,217	8,719	(22,036)	11,809	2,765	(223)	(8,481)	2,795	13,493
Net increase (decrease) in net assets from operations	$12,266	$34,262	$18,614	$33,510	$6,807	$(173)	$7,219	$14,548	$14,964

	AMERICAN FUNDS INSURANCE SERIES (continued)								BLACKROCK VARIABLE TRUST FUNDS
	GROWTH	GROWTH- INCOME	HIGH INCOME BOND	INTERNATIONAL	MANAGED RISK ASSET ALLOCATION	MANAGED RISK BLUE CHIP INCOME AND GROWTH	MORTGAGE	NEW WORLD	GLOBAL ALLOCATION V.I.
Changes from operations:
Net investment income (expense)	$650	$2,383	$40,650	$4,511	$1,278	$50	$8,967	$331	$4,394
Net realized gain (loss) on investments in portfolio shares	(7,601)	23,160	—	17,190	2,764	—	6,733	11,422	(2,923)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	19,217	8,719	(22,036)	11,809	2,765	(223)	(8,481)	2,795	13,493
Net increase (decrease) in net assets from operations	12,266	34,262	18,614	33,510	6,807	(173)	7,219	14,548	14,964
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	161	22,078	121,626	1	27,459	—	21,303	56,615	23,759
Contract redemptions	(617)	(117)	—	(10,722)	(4,002)	—	(22)	(4,306)	(3,587)
Net transfers	(86,603)	43,513	911,955	123,150	—	24,812	257,256	(15,772)	46,956
Net increase (decrease) in net assets from contract owners' transactions	(65,142)	165,022	911,956	139,887	(4,002)	24,812	278,537	36,537	67,128
Net increase (decrease) in net assets	(52,876)	199,284	930,570	173,397	2,805	24,639	285,756	51,085	82,092
Net assets, beginning of period	154,068	—	—	183,515	94,790	—	392,290	—	275,815
Net assets, end of period	$101,192	$199,284	$930,570	$356,912	$97,595	$24,639	$678,046	$51,085	$357,907

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2016

	BLACKROCK VARIABLE TRUST FUNDS (continued)			CALVERT VARIABLE PRODUCT	COLUMBIA FUNDS VARIABLE SERIES TRUST	COLUMBIA FUNDS VARIABLE SERIES TRUST (continued)	CREDIT SUISSE TRUST
	HIGH YIELD V.I.	TOTAL RETURN V.I.	U.S. GOVERNMENT BOND V.I.	SRI BALANCED	AQR MANAGED FUTURES STRATEGY	SELIGMAN GLOBAL TECHNOLOGY	COMMODITY RETURN STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$11,647	$10,026	$4,332	$1,026	$8,704	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—
Net investment income (expense)	11,647	10,026	4,332	1,026	8,704	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(813)	2	(63)	—	(1,403)	(6,725)	—
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	110	—	1,416	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	1,403	—	11,185	—
Net realized gain (loss) on investments in portfolio shares	(813)	2	(63)	1,513	(1,403)	5,876	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	18,461	(12,434)	(5,928)	(2,051)	(26,990)	—	87
Net increase (decrease) in net assets from operations	$29,295	$(2,406)	$(1,659)	$488	$(19,689)	$5,876	$87

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	BLACKROCK VARIABLE TRUST FUNDS (continued)			CALVERT VARIABLE PRODUCT	COLUMBIA FUNDS VARIABLE SERIES TRUST	COLUMBIA FUNDS VARIABLE SERIES TRUST (continued)	CREDIT SUISSE TRUST
	HIGH YIELD V.I.	TOTAL RETURN V.I.	U.S. GOVERNMENT BOND V.I.	SRI BALANCED	AQR MANAGED FUTURES STRATEGY	SELIGMAN GLOBAL TECHNOLOGY	COMMODITY RETURN STRATEGY
Changes from operations:
Net investment income (expense)	$11,647	$10,026	$4,332	$1,026	$8,704	$—	$—
Net realized gain (loss) on investments in portfolio shares	(813)	2	(63)	1,513	(1,403)	5,876	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	18,461	(12,434)	(5,928)	(2,051)	(26,990)	—	87
Net increase (decrease) in net assets from operations	29,295	(2,406)	(1,659)	488	(19,689)	5,876	87
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	(2)	—	—	54,752	13,250	23,759	7,540
Contract redemptions	(11,633)	(150)	(7,819)	(44)	(35)	(24)	(1)
Net transfers	84,150	738,326	206,633	—	191,066	(29,611)	—
Net increase (decrease) in net assets from contract owners' transactions	72,515	738,176	198,814	54,708	204,281	(5,876)	7,539
Net increase (decrease) in net assets	101,810	735,770	197,155	55,196	184,592	—	7,626
Net assets, beginning of period	150,448	59,201	143,972	—	—	—	—
Net assets, end of period	$252,258	$794,971	$341,127	$55,196	$184,592	$—	$7,626

The accompanying notes are an integral part of these financial statements.

	DELAWARE VIP TRUST	DFA INVESTMENT DIMENSIONS
	SMALL CAP VALUE	VA GLOBAL BOND	VA GLOBAL MODERATE ALLOCATION	VA INTERNATIONAL SMALL	VA INTERNATIONAL VALUE	VA SHORT- TERM FIXED	VA U.S. LARGE VALUE
Investment income:
Income dividends from investments in portfolio shares	$303	$13,038	$17,478	$6,752	$22,665	$825	$9,636
Expenses:
Mortality and expense risk fees	—	701	2,414	528	1,322	135	922
Net investment income (expense)	303	12,337	15,064	6,224	21,343	690	8,714
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	604	(11)	(100)	(321)	(7,070)	(2)	(6,420)
Net realized short-term capital gain distributions from investments in portfolio shares	50	468	—	1,803	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	3,720	3,670	7,435	546	—	—	3,688
Net realized gain (loss) on investments in portfolio shares	4,374	4,127	7,335	2,028	(7,070)	(2)	(2,732)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	15,004	(29,835)	60,229	9,211	49,634	(597)	70,364
Net increase (decrease) in net assets from operations	$19,681	$(13,371)	$82,628	$17,463	$63,907	$91	$76,346

	DELAWARE VIP TRUST	DFA INVESTMENT DIMENSIONS
	SMALL CAP VALUE	VA GLOBAL BOND	VA GLOBAL MODERATE ALLOCATION	VA INTERNATIONAL SMALL	VA INTERNATIONAL VALUE	VA SHORT- TERM FIXED	VA U.S. LARGE VALUE
Changes from operations:
Net investment income (expense)	$303	$12,337	$15,064	$6,224	$21,343	$690	$8,714
Net realized gain (loss) on investments in portfolio shares	4,374	4,127	7,335	2,028	(7,070)	(2)	(2,732)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	15,004	(29,835)	60,229	9,211	49,634	(597)	70,364
Net increase (decrease) in net assets from operations	19,681	(13,371)	82,628	17,463	63,907	91	76,346
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	455,881	110,778	18,882	122,350	—	83,042
Contract redemptions	(4,043)	(1,145)	(98)	(3,426)	(454)	(10)	(6,369)
Net transfers	63,262	320,271	85,608	136,796	177,535	118,691	118,501
Net increase (decrease) in net assets from contract owners' transactions	59,219	775,007	196,288	152,252	299,431	118,681	195,174
Net increase (decrease) in net assets	78,900	761,636	278,916	169,715	363,338	118,772	271,520
Net assets, beginning of period	—	4,850	912,764	136,825	387,635	6,799	264,379
Net assets, end of period	$78,900	$766,486	$1,191,680	$306,540	$750,973	$125,571	$535,899

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2016

	DFA INVESTMENT DIMENSIONS (continued)	DREYFUS INVESTMENT PORTFOLIOS			DREYFUS VARIABLE INVESTMENT FUND	EATON VANCE VARIABLE TRUST
	VA U.S. TARGETED VALUE	SMALL CAP STOCK INDEX	DREYFUS SOCIALLY RESPONSIBLE GROWTH	DREYFUS STOCK INDEX	INTERNATIONAL VALUE	FLOATING- RATE INCOME	LARGE-CAP VALUE
Investment income:
Income dividends from investments in portfolio shares	$3,940	$568	$—	$8,256	$—	$18,032	$—
Expenses:
Mortality and expense risk fees	599	—	—	604	—	—	—
Net investment income (expense)	3,341	568	—	7,652	—	18,032	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(3,360)	(660)	—	(10,773)	245	13,746	—
Net realized short-term capital gain distributions from investments in portfolio shares	1,876	—	—	196	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	12,113	5,383	—	14,840	—	—	—
Net realized gain (loss) on investments in portfolio shares	10,629	4,723	—	4,263	245	13,746	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	68,004	18,318	1,263	19,301	5,542	12,405	(7)
Net increase (decrease) in net assets from operations	$81,974	$23,609	$1,263	$31,216	$5,787	$44,183	$(7)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	DFA INVESTMENT DIMENSIONS (continued)	DREYFUS INVESTMENT PORTFOLIOS			DREYFUS VARIABLE INVESTMENT FUND	EATON VANCE VARIABLE TRUST
	VA U.S. TARGETED VALUE	SMALL CAP STOCK INDEX	DREYFUS SOCIALLY RESPONSIBLE GROWTH	DREYFUS STOCK INDEX	INTERNATIONAL VALUE	FLOATING- RATE INCOME	LARGE-CAP VALUE
Changes from operations:
Net investment income (expense)	$3,341	$568	$—	$7,652	$—	$18,032	$—
Net realized gain (loss) on investments in portfolio shares	10,629	4,723	—	4,263	245	13,746	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	68,004	18,318	1,263	19,301	5,542	12,405	(7)
Net increase (decrease) in net assets from operations	81,974	23,609	1,263	31,216	5,787	44,183	(7)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	49,181	27,443	22,670	43,400	—	28,802	—
Contract redemptions	(298)	(281)	(24)	(27)	(5,161)	(101)	—
Net transfers	224,049	21,111	—	963,624	88,967	1,150,970	3,120
Net increase (decrease) in net assets from contract owners' transactions	272,932	48,273	22,646	1,006,997	83,806	1,179,671	3,120
Net increase (decrease) in net assets	354,906	71,882	23,909	1,038,213	89,593	1,223,854	3,113
Net assets, beginning of period	83,337	44,854	—	—	—	2,937	—
Net assets, end of period	$438,243	$116,736	$23,909	$1,038,213	$89,593	$1,226,791	$3,113
The accompanying notes are an integral part of these financial statements.

	FEDERATED INSURANCE SERIES			FIDELITY VARIABLE INSURANCE PRODUCTS
	HIGH INCOME BOND II	KAUFMANN II	MANAGED VOLATILITY II	BALANCED	CONTRAFUND	DISCIPLINED SMALL CAP	GROWTH
Investment income:
Income dividends from investments in portfolio shares	$58	$—	$1,691	$210	$355	$54	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—
Net investment income (expense)	58	—	1,691	210	355	54	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	3,950	—	(11,951)	(10,116)	(7,215)	1	(820)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	8	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	6,153	—	3,054
Net realized gain (loss) on investments in portfolio shares	3,950	—	(11,951)	(10,108)	(1,062)	1	2,234
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	848	(153)	8,287	4,763	6,188	2,933	(2,510)
Net increase (decrease) in net assets from operations	$4,856	$(153)	$(1,973)	$(5,135)	$5,481	$2,988	$(276)

	FEDERATED INSURANCE SERIES			FIDELITY VARIABLE INSURANCE PRODUCTS
	HIGH INCOME BOND II	KAUFMANN II	MANAGED VOLATILITY II	BALANCED	CONTRAFUND	DISCIPLINED SMALL CAP	GROWTH
Changes from operations:
Net investment income (expense)	$58	$—	$1,691	$210	$355	$54	$—
Net realized gain (loss) on investments in portfolio shares	3,950	—	(11,951)	(10,108)	(1,062)	1	2,234
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	848	(153)	8,287	4,763	6,188	2,933	(2,510)
Net increase (decrease) in net assets from operations	4,856	(153)	(1,973)	(5,135)	5,481	2,988	(276)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	49,388	—	—	17,824	17,823	10,652	3,353
Contract redemptions	(8,249)	—	(32)	(6)	(486)	(8)	(24)
Net transfers	(15,857)	9,233	(95,669)	(87,188)	(40,975)	—	3,964
Net increase (decrease) in net assets from contract owners' transactions	25,282	9,233	(95,701)	(69,370)	(23,638)	10,644	7,293
Net increase (decrease) in net assets	30,138	9,080	(97,674)	(74,505)	(18,157)	13,632	7,017
Net assets, beginning of period	—	—	155,619	92,496	77,279	—	32,763
Net assets, end of period	$30,138	$9,080	$57,945	$17,991	$59,122	$13,632	$39,780

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2016

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)					FIRST EAGLE VARIABLE FUNDS
	INVESTMENT GRADE BOND	MID CAP	OVERSEAS	REAL ESTATE	STRATEGIC INCOME	OVERSEAS
Investment income:
Income dividends from investments in portfolio shares	$6,786	$131	$1,179	$119	$2,120	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—
Net investment income (expense)	6,786	131	1,179	119	2,120	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	2,748	(2,305)	(16)	7,200	185	(1,697)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	164	45	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	1,701	—	195	—	—
Net realized gain (loss) on investments in portfolio shares	2,748	(604)	148	7,440	185	(1,697)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(7,335)	4,410	(5,779)	(559)	1,948	4,112
Net increase (decrease) in net assets from operations	$2,199	$3,937	$(4,452)	$7,000	$4,253	$2,415

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	FIDELITY VARIABLE INSURANCE PRODUCTS (continued)					FIRST EAGLE VARIABLE FUNDS
	INVESTMENT GRADE BOND	MID CAP	OVERSEAS	REAL ESTATE	STRATEGIC INCOME	OVERSEAS
Changes from operations:
Net investment income (expense)	$6,786	$131	$1,179	$119	$2,120	$—
Net realized gain (loss) on investments in portfolio shares	2,748	(604)	148	7,440	185	(1,697)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(7,335)	4,410	(5,779)	(559)	1,948	4,112
Net increase (decrease) in net assets from operations	2,199	3,937	(4,452)	7,000	4,253	2,415
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	166,257	41,754	6,402	23,921	23,132	—
Contract redemptions	(89)	(176)	(69)	(1,064)	(57)	(178)
Net transfers	141,862	(28,879)	11,177	(21,183)	(8,370)	(29,689)
Net increase (decrease) in net assets from contract owners' transactions	308,030	12,699	17,510	1,674	14,705	(29,867)
Net increase (decrease) in net assets	310,229	16,636	13,058	8,674	18,958	(27,452)
Net assets, beginning of period	—	27,214	78,725	—	44,108	27,452
Net assets, end of period	$310,229	$43,850	$91,783	$8,674	$63,066	$—

The accompanying notes are an integral part of these financial statements.

	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST							GOLDMAN SACHS VARIABLE INSURANCE TRUST
	HIGH INCOME	INCOME	MUTUAL SHARES	RISING DIVIDENDS	STRATEGIC INCOME	TEMPLETON GLOBAL BOND	U.S. GOVERNMENT SECURITIES	MULTI- STRATEGY ALTERNATIVES
Investment income:
Income dividends from investments in portfolio shares	$—	$809	$800	$1,527	$5,348	$—	$1,439	$70
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—
Net investment income (expense)	—	809	800	1,527	5,348	—	1,439	70
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	—	—	—	915	(1,827)	(2,314)	(172)	—
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	111	2	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	3,183	13,134	—	307	—	—
Net realized gain (loss) on investments in portfolio shares	—	—	3,294	14,051	(1,827)	(2,007)	(172)	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	2,063	1,486	7,083	8,898	11,875	(897)	(75)
Net increase (decrease) in net assets from operations	$—	$2,872	$5,580	$22,661	$12,419	$9,868	$370	$(5)

	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST							GOLDMAN SACHS VARIABLE INSURANCE TRUST
	HIGH INCOME	INCOME	MUTUAL SHARES	RISING DIVIDENDS	STRATEGIC INCOME	TEMPLETON GLOBAL BOND	U.S. GOVERNMENT SECURITIES	MULTI- STRATEGY ALTERNATIVES
Changes from operations:
Net investment income (expense)	$—	$809	$800	$1,527	$5,348	$—	$1,439	$70
Net realized gain (loss) on investments in portfolio shares	—	—	3,294	14,051	(1,827)	(2,007)	(172)	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	2,063	1,486	7,083	8,898	11,875	(897)	(75)
Net increase (decrease) in net assets from operations	—	2,872	5,580	22,661	12,419	9,868	370	(5)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	403	(1)	16,660	—	95,971	28,296	—	—
Contract redemptions	(1)	—	(23)	(7,387)	(352)	(440)	(60)	—
Net transfers	—	24,289	6,961	112,328	(142,524)	(7,889)	371	9,848
Net increase (decrease) in net assets from contract owners' transactions	402	24,288	23,598	104,941	(46,905)	19,967	311	9,848
Net increase (decrease) in net assets	402	27,160	29,178	127,602	(34,486)	29,835	681	9,843
Net assets, beginning of period	—	—	27,856	—	90,517	291,264	56,614	—
Net assets, end of period	$402	$27,160	$57,034	$127,602	$56,031	$321,099	$57,295	$9,843

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS
	GLOBAL MANAGED FUTURES STRATEGY	MULTI- HEDGE STRATEGIES	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY	RYDEX CONSUMER PRODUCTS
Investment income:
Income dividends from investments in portfolio shares	$315	$62	$—	$—	$6,476
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	315	62	—	—	6,476
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(1)	(4)	139	(1,289)	(25,446)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	22,444
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	22,715
Net realized gain (loss) on investments in portfolio shares	(1)	(4)	139	(1,289)	19,713
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,680)	(316)	3,131	200	(17,875)
Net increase (decrease) in net assets from operations	$(1,366)	$(258)	$3,270	$(1,089)	$8,314

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS
	GLOBAL MANAGED FUTURES STRATEGY	MULTI- HEDGE STRATEGIES	RYDEX BASIC MATERIALS	RYDEX BIOTECHNOLOGY	RYDEX CONSUMER PRODUCTS
Changes from operations:
Net investment income (expense)	$315	$62	$—	$—	$6,476
Net realized gain (loss) on investments in portfolio shares	(1)	(4)	139	(1,289)	19,713
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,680)	(316)	3,131	200	(17,875)
Net increase (decrease) in net assets from operations	(1,366)	(258)	3,270	(1,089)	8,314
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	1	(1)	—	—
Contract redemptions	(11)	(24)	(33)	(3)	(69)
Net transfers	6,250	4,173	118,007	(2,401)	(482,871)
Net increase (decrease) in net assets from contract owners' transactions	6,239	4,150	117,973	(2,404)	(482,940)
Net increase (decrease) in net assets	4,873	3,892	121,243	(3,493)	(474,626)
Net assets, beginning of period	2,882	63,970	—	3,493	748,419
Net assets, end of period	$7,755	$67,862	$121,243	$—	$273,793

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX ENERGY	RYDEX ENERGY SERVICES	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE	RYDEX INTERNET	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA
Investment income:
Income dividends from investments in portfolio shares	$28	$—	$—	$36	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	28	—	—	36	—	—	—	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	143	(48)	358	(2,239)	(33,514)	(34)	(4,488)	(32,576)	—
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	2,792	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	10,537	—	5,327	15,034	—
Net realized gain (loss) on investments in portfolio shares	143	(48)	358	(2,239)	(22,977)	(34)	3,631	(17,542)	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,294	—	1,617	—	(11,332)	—	(2,673)	13,351	11,023
Net increase (decrease) in net assets from operations	$2,465	$(48)	$1,975	$(2,203)	$(34,309)	$(34)	$958	$(4,191)	$11,023

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX ENERGY	RYDEX ENERGY SERVICES	RYDEX FINANCIAL SERVICES	RYDEX GOVERNMENT LONG BOND 1.2X STRATEGY	RYDEX HEALTH CARE	RYDEX INTERNET	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY	RYDEX NOVA
Changes from operations:
Net investment income (expense)	$28	$—	$—	$36	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in portfolio shares	143	(48)	358	(2,239)	(22,977)	(34)	3,631	(17,542)	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,294	—	1,617	—	(11,332)	—	(2,673)	13,351	11,023
Net increase (decrease) in net assets from operations	2,465	(48)	1,975	(2,203)	(34,309)	(34)	958	(4,191)	11,023
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	—	—	(1)	—	28,511	—	—
Contract redemptions	(42)	—	(33)	—	(40)	—	(39)	(38,293)	—
Net transfers	15,077	48	15,185	2,203	(185,742)	34	(71,779)	55,820	203,168
Net increase (decrease) in net assets from contract owners' transactions	15,035	48	15,152	2,203	(185,783)	34	(43,307)	17,527	203,168
Net increase (decrease) in net assets	17,500	—	17,127	—	(220,092)	—	(42,349)	13,336	214,191
Net assets, beginning of period	2,882	—	—	—	235,126	—	59,810	182,236	—
Net assets, end of period	$20,382	$—	$17,127	$—	$15,034	$—	$17,461	$195,572	$214,191

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY	RYDEX S&P 500 PURE GROWTH
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	—	—	—	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	—	(1)	1	218	(4,930)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	—	(1)	1	218	(4,930)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(26,220)	323	310	—	358
Net increase (decrease) in net assets from operations	$(26,220)	$322	$311	$218	$(4,572)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX PRECIOUS METALS	RYDEX REAL ESTATE	RYDEX RETAILING	RYDEX RUSSELL 2000® 1.5X STRATEGY	RYDEX S&P 500 PURE GROWTH
Changes from operations:
Net investment income (expense)	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in portfolio shares	—	(1)	1	218	(4,930)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(26,220)	323	310	—	358
Net increase (decrease) in net assets from operations	(26,220)	322	311	218	(4,572)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	—	—	(1)
Contract redemptions	—	(30)	(32)	—	(13)
Net transfers	104,512	15,324	15,324	(218)	(25,127)
Net increase (decrease) in net assets from contract owners' transactions	104,512	15,294	15,292	(218)	(25,141)
Net increase (decrease) in net assets	78,292	15,616	15,603	—	(29,713)
Net assets, beginning of period	—	—	—	—	29,713
Net assets, end of period	$78,292	$15,616	$15,603	$—	$—

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P 500 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX TECHNOLOGY	RYDEX TELECOMM- UNICATIONS	RYDEX TRANS- PORTATION	RYDEX UTILITIES	VT FLOATING RATE STRATEGIES	VT U.S. TOTAL RETURN BOND
Investment income:
Income dividends from investments in portfolio shares	$367	$—	$—	$—	$—	$—	$—	$14,514	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	367	—	—	—	—	—	—	14,514	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	3,395	—	547	(45)	—	46	(76)	1,165	—
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	266	—
Net realized long-term capital gain distributions from investments in portfolio shares	930	—	—	—	—	—	—	491	—
Net realized gain (loss) on investments in portfolio shares	4,325	—	547	(45)	—	46	(76)	1,922	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,570	(62)	6,474	414	772	—	376	13,878	(261)
Net increase (decrease) in net assets from operations	$6,262	$(62)	$7,021	$369	$772	$46	$300	$30,314	$(261)

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX S&P 500 PURE VALUE	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX TECHNOLOGY	RYDEX TELECOMM- UNICATIONS	RYDEX TRANS- PORTATION	RYDEX UTILITIES	VT FLOATING RATE STRATEGIES	VT U.S. TOTAL RETURN BOND
Changes from operations:
Net investment income (expense)	$367	$—	$—	$—	$—	$—	$—	$14,514	$—
Net realized gain (loss) on investments in portfolio shares	4,325	—	547	(45)	—	46	(76)	1,922	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	1,570	(62)	6,474	414	772	—	376	13,878	(261)
Net increase (decrease) in net assets from operations	6,262	(62)	7,021	369	772	46	300	30,314	(261)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	1	2,866	(1)	—	—	—	—	35,648
Contract redemptions	(17,624)	—	(16)	(31)	(31)	—	(45)	(400)	(12)
Net transfers	29,749	3,324	2,196	15,394	18,373	(46)	15,414	751,535	—
Net increase (decrease) in net assets from contract owners' transactions	12,125	3,325	5,046	15,362	18,342	(46)	15,369	751,135	35,636
Net increase (decrease) in net assets	18,387	3,263	12,067	15,731	19,114	—	15,669	781,449	35,375
Net assets, beginning of period	—	—	18,167	—	—	—	—	233,351	—
Net assets, end of period	$18,387	$3,263	$30,234	$15,731	$19,114	$—	$15,669	$1,014,800	$35,375

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2016

	INVESCO VARIABLE INSURANCE FUNDS
	BALANCED RISK ALLOCATION	COMSTOCK	DIVERSIFIED DIVIDEND	EQUITY AND INCOME	GLOBAL HEALTH CARE
Investment income:
Income dividends from investments in portfolio shares	$60	$—	$1,638	$975	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	60	—	1,638	975	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(841)	(4,045)	609	—	(2,043)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	386
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	1,631	2,368
Net realized gain (loss) on investments in portfolio shares	(841)	(4,045)	609	1,631	711
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	1,282	7,045	3,774	—
Net increase (decrease) in net assets from operations	$(781)	$(2,763)	$9,292	$6,380	$711

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	INVESCO VARIABLE INSURANCE FUNDS
	BALANCED RISK ALLOCATION	COMSTOCK	DIVERSIFIED DIVIDEND	EQUITY AND INCOME	GLOBAL HEALTH CARE
Changes from operations:
Net investment income (expense)	$60	$—	$1,638	$975	$—
Net realized gain (loss) on investments in portfolio shares	(841)	(4,045)	609	1,631	711
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	1,282	7,045	3,774	—
Net increase (decrease) in net assets from operations	(781)	(2,763)	9,292	6,380	711
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	161	—	100,917	37,500	18,009
Contract redemptions	(4)	(10)	(162)	(14)	(4)
Net transfers	785	(22,823)	61,463	50,000	(18,716)
Net increase (decrease) in net assets from contract owners' transactions	942	(22,833)	162,218	87,486	(711)
Net increase (decrease) in net assets	161	(25,596)	171,510	93,866	—
Net assets, beginning of period	—	25,596	21,218	—	—
Net assets, end of period	$161	$—	$192,728	$93,866	$—

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	INVESCO VARIABLE INSURANCE FUNDS (continued)						IVY VARIABLE INSURANCE PORTFOLIOS (d)*
	GLOBAL REAL ESTATE	GOVERNMENT MONEY MARKET (c)*	GOVERNMENT SECURITIES	INTERNATIONAL GROWTH	MID CAP CORE EQUITY	TECHNOLOGY	ASSET STRATEGY	GLOBAL BOND	HIGH INCOME
Investment income:
Income dividends from investments in portfolio shares	$379	$2,882	$320	$—	$—	$—	$—	$—	$91
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	379	2,882	320	—	—	—	—	—	91
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(56)	—	(213)	—	(3,047)	—	—	—	—
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	76	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	444	—	—	—	324	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	388	—	(213)	—	(2,647)	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(352)	—	(186)	—	6,321	(68)	(53)	35	98
Net increase (decrease) in net assets from operations	$415	$2,882	$(79)	$—	$3,674	$(68)	$(53)	$35	$189

	INVESCO VARIABLE INSURANCE FUNDS (continued)						IVY VARIABLE INSURANCE PORTFOLIOS (d)*
	GLOBAL REAL ESTATE	GOVERNMENT MONEY MARKET (c)*	GOVERNMENT SECURITIES	INTERNATIONAL GROWTH	MID CAP CORE EQUITY	TECHNOLOGY	ASSET STRATEGY	GLOBAL BOND	HIGH INCOME
Changes from operations:
Net investment income (expense)	$379	$2,882	$320	$—	$—	$—	$—	$—	$91
Net realized gain (loss) on investments in portfolio shares	388	—	(213)	—	(2,647)	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(352)	—	(186)	—	6,321	(68)	(53)	35	98
Net increase (decrease) in net assets from operations	415	2,882	(79)	—	3,674	(68)	(53)	35	189
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1,524	17,027,895	1	12,500	—	—	—	14,889	1
Contract redemptions	(25)	(569,418)	(7,635)	—	(198)	—	(14)	(15)	(13)
Net transfers	(2,430)	(15,550,278)	15,842	—	(29,604)	4,924	50,000	—	—
Net increase (decrease) in net assets from contract owners' transactions	(931)	908,199	8,208	12,500	(29,802)	4,924	49,986	14,874	(12)
Net increase (decrease) in net assets	(516)	911,081	8,129	12,500	(26,128)	4,856	49,933	14,909	177
Net assets, beginning of period	24,208	2,374,446	—	—	32,433	—	—	—	1,175
Net assets, end of period	$23,692	$3,285,527	$8,129	$12,500	$6,305	$4,856	$49,933	$14,909	$1,352

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2016

	IVY VARIABLE INSURANCE PORTFOLIOS (continued) (d)*		JANUS ASPEN SERIES-INSTITUTIONAL			JANUS ASPEN SERIES-INSTITUTIONAL (continued)
	LIMITED TERM BOND	MID CAP GROWTH	BALANCED	ENTERPRISE	FORTY	JANUS	OVERSEAS	PERKINS MID CAP VALUE
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$12,779	$1,935	$316	$486	$—	$210
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—
Net investment income (expense)	—	—	12,779	1,935	316	486	—	210
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	—	6,184	(17)	3,544	—	(23)	(1,314)	—
Net realized short-term capital gain distributions from investments in portfolio shares	—	420	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	2,550	8,468	17,691	4,699	5,466	—	1,995
Net realized gain (loss) on investments in portfolio shares	—	9,154	8,451	21,235	4,699	5,443	(1,314)	1,995
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	12	—	12,662	4,656	(1,323)	(3,826)	—	2,467
Net increase (decrease) in net assets from operations	$12	$9,154	$33,892	$27,826	$3,692	$2,103	$(1,314)	$4,672

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	IVY VARIABLE INSURANCE PORTFOLIOS (continued) (d)*		JANUS ASPEN SERIES-INSTITUTIONAL			JANUS ASPEN SERIES-INSTITUTIONAL (continued)
	LIMITED TERM BOND	MID CAP GROWTH	BALANCED	ENTERPRISE	FORTY	JANUS	OVERSEAS	PERKINS MID CAP VALUE
Changes from operations:
Net investment income (expense)	$—	$—	$12,779	$1,935	$316	$486	$—	$210
Net realized gain (loss) on investments in portfolio shares	—	9,154	8,451	21,235	4,699	5,443	(1,314)	1,995
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	12	—	12,662	4,656	(1,323)	(3,826)	—	2,467
Net increase (decrease) in net assets from operations	12	9,154	33,892	27,826	3,692	2,103	(1,314)	4,672
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	176,766	92,175	35,096	24,570	32,614	24,689
Contract redemptions	—	(1,360)	(210)	(177)	(21)	(38)	(4)	(16)
Net transfers	4,924	(7,794)	(32,202)	15,640	—	3,706	(31,296)	16,230
Net increase (decrease) in net assets from contract owners' transactions	4,924	(9,154)	144,354	107,638	35,075	28,238	1,314	40,903
Net increase (decrease) in net assets	4,936	—	178,246	135,464	38,767	30,341	—	45,575
Net assets, beginning of period	—	—	397,601	109,237	—	63,066	—	—
Net assets, end of period	$4,936	$—	$575,847	$244,701	$38,767	$93,407	$—	$45,575

*  See Footnote 8 for details.
The accompanying notes are an integral part of these financial statements.

	JANUS ASPEN SERIES- SERVICE	JOHN HANCOCK VARIABLE INSURANCE TRUST	JPMORGAN INSURANCE TRUST		LAZARD RETIREMENT SERIES
	FLEXIBLE BOND	EMERGING MARKETS VALUE	GLOBAL ALLOCATION	INCOME BUILDER	EMERGING MARKETS EQUITY	INTERNATIONAL EQUITY
Investment income:
Income dividends from investments in portfolio shares	$5,113	$439	$2,254	$5,540	$814	$7,585
Expenses:
Mortality and expense risk fees	—	10	—	—	—	—
Net investment income (expense)	5,113	429	2,254	5,540	814	7,585
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(62)	2	3	(1)	(3,537)	(50)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	1	—	—	1,211
Net realized gain (loss) on investments in portfolio shares	(62)	2	4	(1)	(3,537)	1,161
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(5,731)	(367)	3,683	(6,314)	14,050	(33,181)
Net increase (decrease) in net assets from operations	$(680)	$64	$5,941	$(775)	$11,327	$(24,435)

	JANUS ASPEN SERIES- SERVICE	JOHN HANCOCK VARIABLE INSURANCE TRUST	JPMORGAN INSURANCE TRUST		LAZARD RETIREMENT SERIES
	FLEXIBLE BOND	EMERGING MARKETS VALUE	GLOBAL ALLOCATION	INCOME BUILDER	EMERGING MARKETS EQUITY	INTERNATIONAL EQUITY
Changes from operations:
Net investment income (expense)	$5,113	$429	$2,254	$5,540	$814	$7,585
Net realized gain (loss) on investments in portfolio shares	(62)	2	4	(1)	(3,537)	1,161
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(5,731)	(367)	3,683	(6,314)	14,050	(33,181)
Net increase (decrease) in net assets from operations	(680)	64	5,941	(775)	11,327	(24,435)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	14,043	—	185,669	19,108	53,052
Contract redemptions	(43)	(27)	(35)	(80)	(377)	(363)
Net transfers	145,072	16,131	75,555	—	7,659	175,951
Net increase (decrease) in net assets from contract owners' transactions	145,029	30,147	75,520	185,589	26,390	228,640
Net increase (decrease) in net assets	144,349	30,211	81,461	184,814	37,717	204,205
Net assets, beginning of period	145,670	—	—	—	40,238	360,894
Net assets, end of period	$290,019	$30,211	$81,461	$184,814	$77,955	$565,099

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2016

	LAZARD RETIREMENT SERIES (continued)	LEGG MASON PARTNERS VARIABLE EQUITY TRUST			LEGG MASON PARTNERS VARIABLE INCOME TRUST	LORD ABBETT SERIES FUND
	US SMALL-MID CAP EQUITY	BW ABSOLUTE RETURN OPPOR- TUNITIES (e)*	CLEARBRIDGE LARGE CAP GROWTH	CLEARBRIDGE SMALL CAP GROWTH	WESTERN ASSET GLOBAL HIGH YIELD BOND	BOND DEBENTURE	CALIBRATED DIVIDEND GROWTH	INTERNATIONAL OPPORTUNITIES
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$210	$—	$189	$7,261	$4,696	$840
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—
Net investment income (expense)	—	—	210	—	189	7,261	4,696	840
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(26)	(546)	2,827	(1,868)	(238)	93,051	—	(21)
Net realized short-term capital gain distributions from investments in portfolio shares	196	—	245	—	—	—	3,509	—
Net realized long-term capital gain distributions from investments in portfolio shares	6,977	—	3,144	3,737	—	—	12,684	—
Net realized gain (loss) on investments in portfolio shares	7,147	(546)	6,216	1,869	(238)	93,051	16,193	(21)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	15,418	—	(578)	16,023	945	7,454	(6,396)	(4,234)
Net increase (decrease) in net assets from operations	$22,565	$(546)	$5,848	$17,892	$896	$107,766	$14,493	$(3,415)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	LAZARD RETIREMENT SERIES (continued)	LEGG MASON PARTNERS VARIABLE EQUITY TRUST			LEGG MASON PARTNERS VARIABLE INCOME TRUST	LORD ABBETT SERIES FUND
	US SMALL-MID CAP EQUITY	BW ABSOLUTE RETURN OPPOR- TUNITIES (e)*	CLEARBRIDGE LARGE CAP GROWTH	CLEARBRIDGE SMALL CAP GROWTH	WESTERN ASSET GLOBAL HIGH YIELD BOND	BOND DEBENTURE	CALIBRATED DIVIDEND GROWTH	INTERNATIONAL OPPORTUNITIES
Changes from operations:
Net investment income (expense)	$—	$—	$210	$—	$189	$7,261	$4,696	$840
Net realized gain (loss) on investments in portfolio shares	7,147	(546)	6,216	1,869	(238)	93,051	16,193	(21)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	15,418	—	(578)	16,023	945	7,454	(6,396)	(4,234)
Net increase (decrease) in net assets from operations	22,565	(546)	5,848	17,892	896	107,766	14,493	(3,415)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	25,000	20,877	49,815	2,866	—	12,500	—	—
Contract redemptions	(204)	(3)	(80)	(4,465)	(44)	(57)	—	(150)
Net transfers	46,670	(20,328)	(14,020)	22,356	(4,425)	(81,158)	277,248	9,258
Net increase (decrease) in net assets from contract owners' transactions	71,466	546	35,715	20,757	(4,469)	(68,715)	277,248	9,108
Net increase (decrease) in net assets	94,031	—	41,563	38,649	(3,573)	39,051	291,741	5,693
Net assets, beginning of period	75,535	—	—	40,513	6,714	136,512	—	78,807
Net assets, end of period	$169,566	$—	$41,563	$79,162	$3,141	$175,563	$291,741	$84,500

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	MFS VARIABLE INSURANCE TRUST		NATIONWIDE VARIABLE INSURANCE TRUST
	GROWTH SERIES	VALUE SERIES	BOND INDEX	INTERNATIONAL INDEX	MID CAP INDEX	S&P 500 INDEX
Investment income:
Income dividends from investments in portfolio shares	$—	$4,025	$605	$8,098	$589	$437
Expenses:
Mortality and expense risk fees	—	—	55	557	79	48
Net investment income (expense)	—	4,025	550	7,541	510	389
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	3,740	2,000	1	73	(536)	5
Net realized short-term capital gain distributions from investments in portfolio shares	—	208	40	—	—	26
Net realized long-term capital gain distributions from investments in portfolio shares	12,438	17,566	13	—	1,976	382
Net realized gain (loss) on investments in portfolio shares	16,178	19,774	54	73	1,440	413
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	15,704	21,407	(519)	11,284	4,905	2,891
Net increase (decrease) in net assets from operations	$31,882	$45,206	$85	$18,898	$6,855	$3,693

	MFS VARIABLE INSURANCE TRUST		NATIONWIDE VARIABLE INSURANCE TRUST
	GROWTH SERIES	VALUE SERIES	BOND INDEX	INTERNATIONAL INDEX	MID CAP INDEX	S&P 500 INDEX
Changes from operations:
Net investment income (expense)	$—	$4,025	$550	$7,541	$510	$389
Net realized gain (loss) on investments in portfolio shares	16,178	19,774	54	73	1,440	413
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	15,704	21,407	(519)	11,284	4,905	2,891
Net increase (decrease) in net assets from operations	31,882	45,206	85	18,898	6,855	3,693
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	—	807	23,398	—
Contract redemptions	(17,066)	(17,651)	—	(184)	(345)	—
Net transfers	181,586	193,349	24,855	262,511	(8,262)	19,884
Net increase (decrease) in net assets from contract owners' transactions	164,520	175,698	24,855	263,134	14,791	19,884
Net increase (decrease) in net assets	196,402	220,904	24,940	282,032	21,646	23,577
Net assets, beginning of period	—	—	—	—	27,023	—
Net assets, end of period	$196,402	$220,904	$24,940	$282,032	$48,669	$23,577

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2016

	NATIONWIDE VARIABLE INSURANCE TRUST (continued)	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST				NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)
	SMALL CAP INDEX	ABSOLUTE RETURN MULTI- MANAGER	LARGE CAP VALUE	MID-CAP GROWTH	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	SOCIALLY RESPONSIVE
Investment income:
Income dividends from investments in portfolio shares	$220	$—	$—	$—	$1,070	$471	$118
Expenses:
Mortality and expense risk fees	33	—	—	—	—	—	—
Net investment income (expense)	187	—	—	—	1,070	471	118
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(5)	(1,820)	—	(70)	(177)	61	—
Net realized short-term capital gain distributions from investments in portfolio shares	92	94	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	2,052	—	—	3,123	12,169	—	608
Net realized gain (loss) on investments in portfolio shares	2,139	(1,726)	—	3,053	11,992	61	608
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	523	1,262	(82)	47	8,989	27	197
Net increase (decrease) in net assets from operations	$2,849	$(464)	$(82)	$3,100	$22,051	$559	$923

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	NATIONWIDE VARIABLE INSURANCE TRUST (continued)	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST				NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued)
	SMALL CAP INDEX	ABSOLUTE RETURN MULTI- MANAGER	LARGE CAP VALUE	MID-CAP GROWTH	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	SOCIALLY RESPONSIVE
Changes from operations:
Net investment income (expense)	$187	$—	$—	$—	$1,070	$471	$118
Net realized gain (loss) on investments in portfolio shares	2,139	(1,726)	—	3,053	11,992	61	608
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	523	1,262	(82)	47	8,989	27	197
Net increase (decrease) in net assets from operations	2,849	(464)	(82)	3,100	22,051	559	923
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	404	—	(1)	2,745	13,345	2,439	17,004
Contract redemptions	(18)	—	(2)	(29)	(35)	(20)	(18)
Net transfers	4,492	(3,682)	6,696	6,821	32,970	(1,575)	—
Net increase (decrease) in net assets from contract owners' transactions	4,878	(3,682)	6,693	9,537	46,280	844	16,986
Net increase (decrease) in net assets	7,727	(4,146)	6,611	12,637	68,331	1,403	17,909
Net assets, beginning of period	11,249	31,542	—	55,825	100,841	42,537	—
Net assets, end of period	$18,976	$27,396	$6,611	$68,462	$169,172	$43,940	$17,909

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	NORTHERN LIGHTS VARIABLE TRUST				OPPENHEIMER VARIABLE ACCOUNT FUNDS		PIMCO VARIABLE INSURANCE TRUST
	BTS TACTICAL FIXED INCOME VIT	JNF EXCEED DEFINED SHIELD INDEX (f)*	JNF SSGA SECTOR ROTATION	MARINER MANAGED FUTURES STRATEGY	CORE BOND	INTERNATIONAL GROWTH	ALL ASSET
Investment income:
Income dividends from investments in portfolio shares	$5	$1,338	$—	$—	$1,863	$221	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—
Net investment income (expense)	5	1,338	—	—	1,863	221	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	2,477	(1)	—	—	119	(4,506)	(3,790)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	608	—
Net realized gain (loss) on investments in portfolio shares	2,477	(1)	—	—	119	(3,898)	(3,790)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	247	(706)	(61)	(736)	(113)	3,994	3,001
Net increase (decrease) in net assets from operations	$2,729	$631	$(61)	$(736)	$1,869	$317	$(789)

	NORTHERN LIGHTS VARIABLE TRUST				OPPENHEIMER VARIABLE ACCOUNT FUNDS		PIMCO VARIABLE INSURANCE TRUST
	BTS TACTICAL FIXED INCOME VIT	JNF EXCEED DEFINED SHIELD INDEX (f)*	JNF SSGA SECTOR ROTATION	MARINER MANAGED FUTURES STRATEGY	CORE BOND	INTERNATIONAL GROWTH	ALL ASSET
Changes from operations:
Net investment income (expense)	$5	$1,338	$—	$—	$1,863	$221	$—
Net realized gain (loss) on investments in portfolio shares	2,477	(1)	—	—	119	(3,898)	(3,790)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	247	(706)	(61)	(736)	(113)	3,994	3,001
Net increase (decrease) in net assets from operations	2,729	631	(61)	(736)	1,869	317	(789)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	1	—	—	2,439	22,670	—
Contract redemptions	(3)	(20)	—	—	(22)	(193)	(2)
Net transfers	24,714	23,593	4,924	6,250	(15,404)	(27,851)	(36,982)
Net increase (decrease) in net assets from contract owners' transactions	24,711	23,574	4,924	6,250	(12,987)	(5,374)	(36,984)
Net increase (decrease) in net assets	27,440	24,205	4,863	5,514	(11,118)	(5,057)	(37,773)
Net assets, beginning of period	—	—	—	—	49,297	27,292	37,773
Net assets, end of period	$27,440	$24,205	$4,863	$5,514	$38,179	$22,235	$—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2016

	PIMCO VARIABLE INSURANCE TRUST (continued)
	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	FOREIGN BOND US DOLLAR HEDGED	GLOBAL BOND UNHEDGED	HIGH YIELD
Investment income:
Income dividends from investments in portfolio shares	$259	$10,088	$1,983	$501	$904
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	259	10,088	1,983	501	904
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(2,167)	304	4,322	97	692
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	607	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(2,167)	304	4,929	97	692
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	5,272	5,572	22	(154)	287
Net increase (decrease) in net assets from operations	$3,364	$15,964	$6,934	$444	$1,883

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	PIMCO VARIABLE INSURANCE TRUST (continued)
	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	FOREIGN BOND US DOLLAR HEDGED	GLOBAL BOND UNHEDGED	HIGH YIELD
Changes from operations:
Net investment income (expense)	$259	$10,088	$1,983	$501	$904
Net realized gain (loss) on investments in portfolio shares	(2,167)	304	4,929	97	692
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	5,272	5,572	22	(154)	287
Net increase (decrease) in net assets from operations	3,364	15,964	6,934	444	1,883
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	1	160	46,678	—	17,548
Contract redemptions	(6)	(361)	(78)	(3,004)	(72)
Net transfers	1,727	27,991	116,345	37,452	6,196
Net increase (decrease) in net assets from contract owners' transactions	1,722	27,790	162,945	34,448	23,672
Net increase (decrease) in net assets	5,086	43,754	169,879	34,892	25,555
Net assets, beginning of period	20,720	137,391	6,079	—	—
Net assets, end of period	$25,806	$181,145	$175,958	$34,892	$25,555

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	PIMCO VARIABLE INSURANCE TRUST (continued)							PIONEER VARIABLE CONTRACTS TRUST
	INCOME (a)*	LONG TERM US GOVERNMENT	LOW DURATION	REAL RETURN	SHORT- TERM	TOTAL RETURN	UNCONSTRAINED BOND	BOND	EQUITY INCOME
Investment income:
Income dividends from investments in portfolio shares	$5,502	$1,919	$4,264	$2,927	$1,938	$22,350	$464	$2,792	$570
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	5,502	1,919	4,264	2,927	1,938	22,350	464	2,792	570
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	—	2,487	(1,881)	(225)	(23)	(2,883)	(215)	683	(693)
Net realized short-term capital gain distributions from investments in portfolio shares	482	—	—	—	216	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	472	—	—	55	2,626
Net realized gain (loss) on investments in portfolio shares	482	2,487	(1,881)	(225)	665	(2,883)	(215)	738	1,933
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(4,752)	(17,406)	1,924	(351)	1,799	3,494	1,103	492	751
Net increase (decrease) in net assets from operations	$1,232	$(13,000)	$4,307	$2,351	$4,402	$22,961	$1,352	$4,022	$3,254

	PIMCO VARIABLE INSURANCE TRUST (continued)							PIONEER VARIABLE CONTRACTS TRUST
	INCOME (a)*	LONG TERM US GOVERNMENT	LOW DURATION	REAL RETURN	SHORT- TERM	TOTAL RETURN	UNCONSTRAINED BOND	BOND	EQUITY INCOME
Changes from operations:
Net investment income (expense)	$5,502	$1,919	$4,264	$2,927	$1,938	$22,350	$464	$2,792	$570
Net realized gain (loss) on investments in portfolio shares	482	2,487	(1,881)	(225)	665	(2,883)	(215)	738	1,933
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(4,752)	(17,406)	1,924	(351)	1,799	3,494	1,103	492	751
Net increase (decrease) in net assets from operations	1,232	(13,000)	4,307	2,351	4,402	22,961	1,352	4,022	3,254
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	2	125,918	403	31,957	254,240	1	81,958	28,511
Contract redemptions	(50)	(59)	(323)	(106)	(6,372)	(21,704)	(11,494)	(6,766)	(54)
Net transfers	228,901	138,952	(64,804)	186,008	83,431	492,987	25,802	59,743	(20,926)
Net increase (decrease) in net assets from contract owners' transactions	228,851	138,895	60,791	186,305	109,016	725,523	14,309	134,935	7,531
Net increase (decrease) in net assets	230,083	125,895	65,098	188,656	113,418	748,484	15,661	138,957	10,785
Net assets, beginning of period	—	—	226,999	16,781	31,963	400,730	23,073	27,275	—
Net assets, end of period	$230,083	$125,895	$292,097	$205,437	$145,381	$1,149,214	$38,734	$166,232	$10,785

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2016

	PIONEER VARIABLE CONTRACTS TRUST (continued)		PROFUNDS VP
	MID CAP VALUE	STRATEGIC INCOME	BASIC MATERIALS	BEAR	BULL
Investment income:
Income dividends from investments in portfolio shares	$—	$97	$31	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	—	97	31	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	—	(150)	—	(339)	(112)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	90
Net realized gain (loss) on investments in portfolio shares	—	(150)	—	(339)	(22)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(28)	(90)	318	(13,520)	—
Net increase (decrease) in net assets from operations	$(28)	$(143)	$349	$(13,859)	$(22)

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	PIONEER VARIABLE CONTRACTS TRUST (continued)		PROFUNDS VP
	MID CAP VALUE	STRATEGIC INCOME	BASIC MATERIALS	BEAR	BULL
Changes from operations:
Net investment income (expense)	$—	$97	$31	$—	$—
Net realized gain (loss) on investments in portfolio shares	—	(150)	—	(339)	(22)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(28)	(90)	318	(13,520)	—
Net increase (decrease) in net assets from operations	(28)	(143)	349	(13,859)	(22)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	12,500	—	—	—
Contract redemptions	—	(84)	(2)	(89)	(17)
Net transfers	6,251	6,398	8,000	160,243	39
Net increase (decrease) in net assets from contract owners' transactions	6,251	18,814	7,998	160,154	22
Net increase (decrease) in net assets	6,223	18,671	8,347	146,295	—
Net assets, beginning of period	—	—	—	—	—
Net assets, end of period	$6,223	$18,671	$8,347	$146,295	$—

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	PROFUNDS VP (continued)
	EMERGING MARKETS	GOVERNMENT MONEY MARKET (g)*	INDUSTRIALS	LARGE-CAP GROWTH	MID-CAP	NASDAQ-100	PRECIOUS METALS	RISING RATES OPPORTUNITY	SEMI- CONDUCTOR
Investment income:
Income dividends from investments in portfolio shares	$—	$52	$—	$238	$—	$—	$—	$—	$172
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	—	52	—	238	—	—	—	—	172
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(26)	—	2	(29,818)	2,787	2,690	(16,340)	(962)	20,803
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	2,453	560	6	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	42,436	—	1,348	—	—	—
Net realized gain (loss) on investments in portfolio shares	(26)	—	2	15,071	3,347	4,044	(16,340)	(962)	20,803
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(328)	—	1,281	—	2,151	130	—	—	—
Net increase (decrease) in net assets from operations	$(354)	$52	$1,283	$15,309	$5,498	$4,174	$(16,340)	$(962)	$20,975

	PROFUNDS VP (continued)
	EMERGING MARKETS	GOVERNMENT MONEY MARKET (g)*	INDUSTRIALS	LARGE-CAP GROWTH	MID-CAP	NASDAQ-100	PRECIOUS METALS	RISING RATES OPPORTUNITY	SEMI- CONDUCTOR
Changes from operations:
Net investment income (expense)	$—	$52	$—	$238	$—	$—	$—	$—	$172
Net realized gain (loss) on investments in portfolio shares	(26)	—	2	15,071	3,347	4,044	(16,340)	(962)	20,803
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(328)	—	1,281	—	2,151	130	—	—	—
Net increase (decrease) in net assets from operations	(354)	52	1,283	15,309	5,498	4,174	(16,340)	(962)	20,975
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	661,334	—	—	—	—	—	—	—
Contract redemptions	(2,333)	(418)	(33)	—	(17,295)	(16,923)	—	—	—
Net transfers	19,625	(377,325)	15,348	(15,309)	30,123	46,998	16,340	962	(20,975)
Net increase (decrease) in net assets from contract owners' transactions	17,292	283,591	15,315	(15,309)	12,828	30,075	16,340	962	(20,975)
Net increase (decrease) in net assets	16,938	283,643	16,598	—	18,326	34,249	—	—	—
Net assets, beginning of period	—	199,991	—	—	—	—	—	—	—
Net assets, end of period	$16,938	$483,634	$16,598	$—	$18,326	$34,249	$—	$—	$—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2016

	PROFUNDS VP (continued)					PROFUNDS VP (continued)
	SHORT MID-CAP	SHORT NASDAQ-100	SMALL-CAP GROWTH	SMALL-CAP VALUE	TELECOMM- UNICATIONS	US GOVERNMENT PLUS	ULTRASMALL- CAP
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$1,522	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—
Net investment income (expense)	—	—	—	—	1,522	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(812)	(351)	778	731	(12,331)	(5,299)	—
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	2,583	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(812)	(351)	3,361	731	(12,331)	(5,299)	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	—	—	2,346	—	—	1,154
Net increase (decrease) in net assets from operations	$(812)	$(351)	$3,361	$3,077	$(10,809)	$(5,299)	$1,154

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	PROFUNDS VP (continued)					PROFUNDS VP (continued)
	SHORT MID-CAP	SHORT NASDAQ-100	SMALL-CAP GROWTH	SMALL-CAP VALUE	TELECOMM- UNICATIONS	US GOVERNMENT PLUS	ULTRASMALL- CAP
Changes from operations:
Net investment income (expense)	$—	$—	$—	$—	$1,522	$—	$—
Net realized gain (loss) on investments in portfolio shares	(812)	(351)	3,361	731	(12,331)	(5,299)	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	—	—	2,346	—	—	1,154
Net increase (decrease) in net assets from operations	(812)	(351)	3,361	3,077	(10,809)	(5,299)	1,154
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	23,760	—	—	—	—
Contract redemptions	—	(22)	(10)	(2,973)	—	—	—
Net transfers	812	373	(27,111)	17,879	10,809	5,299	220,975
Net increase (decrease) in net assets from contract owners' transactions	812	351	(3,361)	14,906	10,809	5,299	220,975
Net increase (decrease) in net assets	—	—	—	17,983	—	—	222,129
Net assets, beginning of period	—	—	—	5,621	—	—	—
Net assets, end of period	$—	$—	$—	$23,604	$—	$—	$222,129
The accompanying notes are an integral part of these financial statements.

	PUTNAM VARIABLE TRUST		ROYCE CAPITAL FUND	SEI INSURANCE PRODUCTS TRUST		T. ROWE PRICE EQUITY SERIES
	EQUITY INCOME	INCOME	MICRO-CAP	CONSERVATIVE STRATEGY	MODERATE STRATEGY	BLUE CHIP GROWTH II	EQUITY INCOME II
Investment income:
Income dividends from investments in portfolio shares	$1,979	$2,470	$89	$2,548	$444	$—	$154
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—
Net investment income (expense)	1,979	2,470	89	2,548	444	—	154
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(7)	(229)	1	5	—	(3,668)	282
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	67
Net realized long-term capital gain distributions from investments in portfolio shares	1,863	—	—	381	—	—	1,079
Net realized gain (loss) on investments in portfolio shares	1,856	(229)	1	386	—	(3,668)	1,428
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	11,499	(817)	850	2,782	(405)	9,022	(373)
Net increase (decrease) in net assets from operations	$15,334	$1,424	$940	$5,716	$39	$5,354	$1,209

	PUTNAM VARIABLE TRUST		ROYCE CAPITAL FUND	SEI INSURANCE PRODUCTS TRUST		T. ROWE PRICE EQUITY SERIES
	EQUITY INCOME	INCOME	MICRO-CAP	CONSERVATIVE STRATEGY	MODERATE STRATEGY	BLUE CHIP GROWTH II	EQUITY INCOME II
Changes from operations:
Net investment income (expense)	$1,979	$2,470	$89	$2,548	$444	$—	$154
Net realized gain (loss) on investments in portfolio shares	1,856	(229)	1	386	—	(3,668)	1,428
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	11,499	(817)	850	2,782	(405)	9,022	(373)
Net increase (decrease) in net assets from operations	15,334	1,424	940	5,716	39	5,354	1,209
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	—	—	—	26,500	—
Contract redemptions	(233)	(108)	(9)	(1,254)	—	(355)	(9)
Net transfers	15,415	(8,039)	10,225	—	24,762	91,735	11,162
Net increase (decrease) in net assets from contract owners' transactions	15,182	(8,147)	10,216	(1,254)	24,762	117,880	11,153
Net increase (decrease) in net assets	30,516	(6,723)	11,156	4,462	24,801	123,234	12,362
Net assets, beginning of period	96,269	49,505	2,800	146,701	—	310,142	—
Net assets, end of period	$126,785	$42,782	$13,956	$151,163	$24,801	$433,376	$12,362

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2016

	T. ROWE PRICE EQUITY SERIES (continued)	T. ROWE PRICE FIXED INCOME SERIES	TORTOISE VARIABLE INSURANCE PORTFOLIO	VANECK VIPTRUST (h)*		VANECK VIP TRUST (continued) (h)*
	HEALTH SCIENCES II	LIMITED-TERM BOND II	MLP & PIPELINE	EMERGING MARKETS	GLOBAL GOLD	GLOBAL HARD ASSETS	UNCONSTRAINED EMERGING MARKETS BOND
Investment income:
Income dividends from investments in portfolio shares	$—	$421	$1,282	$1,012	$—	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—
Net investment income (expense)	—	421	1,282	1,012	—	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(505)	—	—	(7,881)	(56)	(992)	(212)
Net realized short-term capital gain distributions from investments in portfolio shares	6	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	94	—	—	1,096	—	—	—
Net realized gain (loss) on investments in portfolio shares	(405)	—	—	(6,785)	(56)	(992)	(212)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	23	(81)	8,289	16,520	(17,037)	(388)	466
Net increase (decrease) in net assets from operations	$(382)	$340	$9,571	$10,747	$(17,093)	$(1,380)	$254

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	T. ROWE PRICE EQUITY SERIES (continued)	T. ROWE PRICE FIXED INCOME SERIES	TORTOISE VARIABLE INSURANCE PORTFOLIO	VANECK VIPTRUST (h)*		VANECK VIP TRUST (continued) (h)*
	HEALTH SCIENCES II	LIMITED-TERM BOND II	MLP & PIPELINE	EMERGING MARKETS	GLOBAL GOLD	GLOBAL HARD ASSETS	UNCONSTRAINED EMERGING MARKETS BOND
Changes from operations:
Net investment income (expense)	$—	$421	$1,282	$1,012	$—	$—	$—
Net realized gain (loss) on investments in portfolio shares	(405)	—	—	(6,785)	(56)	(992)	(212)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	23	(81)	8,289	16,520	(17,037)	(388)	466
Net increase (decrease) in net assets from operations	(382)	340	9,571	10,747	(17,093)	(1,380)	254
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	5,749	—	—	—	—	—	—
Contract redemptions	(36)	(23)	—	(2,614)	(399)	(28)	(22)
Net transfers	1,540	37,964	131,503	74,752	73,056	13,869	(3,461)
Net increase (decrease) in net assets from contract owners' transactions	7,253	37,941	131,503	72,138	72,657	13,841	(3,483)
Net increase (decrease) in net assets	6,871	38,281	141,074	82,885	55,564	12,461	(3,229)
Net assets, beginning of period	6,298	—	—	216,056	—	—	3,229
Net assets, end of period	$13,169	$38,281	$141,074	$298,941	$55,564	$12,461	$—

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	VANGUARD VARIABLE INSURANCE FUND
	BALANCED	CAPITAL GROWTH	DIVERSIFIED VALUE	EQUITY INCOME	EQUITY INDEX	GROWTH	HIGH YIELD BOND
Investment income:
Income dividends from investments in portfolio shares	$4,148	$2,681	$8,389	$1,895	$12,855	$666	$2,728
Expenses:
Mortality and expense risk fees	1,680	845	1,135	551	2,239	99	171
Net investment income (expense)	2,468	1,836	7,254	1,344	10,616	567	2,557
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(770)	1,702	(59)	180	195	(17,052)	9
Net realized short-term capital gain distributions from investments in portfolio shares	94	42	—	601	85	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	7,166	5,842	17,160	4,163	10,416	12,700	—
Net realized gain (loss) on investments in portfolio shares	6,490	7,586	17,101	4,944	10,696	(4,352)	9
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	67,077	31,117	30,412	33,160	111,977	(1,927)	4,191
Net increase (decrease) in net assets from operations	$76,035	$40,539	$54,767	$39,448	$133,289	$(5,712)	$6,757

	VANGUARD VARIABLE INSURANCE FUND
	BALANCED	CAPITAL GROWTH	DIVERSIFIED VALUE	EQUITY INCOME	EQUITY INDEX	GROWTH	HIGH YIELD BOND
Changes from operations:
Net investment income (expense)	$2,468	$1,836	$7,254	$1,344	$10,616	$567	$2,557
Net realized gain (loss) on investments in portfolio shares	6,490	7,586	17,101	4,944	10,696	(4,352)	9
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	67,077	31,117	30,412	33,160	111,977	(1,927)	4,191
Net increase (decrease) in net assets from operations	76,035	40,539	54,767	39,448	133,289	(5,712)	6,757
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	737,863	89,803	55,650	143,454	83,509	—	10,635
Contract redemptions	(3,208)	(67)	(87)	(129)	(6,068)	(2,213)	(33)
Net transfers	223,940	127,763	149,171	223,040	939,238	(104,677)	116,851
Net increase (decrease) in net assets from contract owners' transactions	958,595	217,499	204,734	366,365	1,016,679	(106,890)	127,453
Net increase (decrease) in net assets	1,034,630	258,038	259,501	405,813	1,149,968	(112,602)	134,210
Net assets, beginning of period	128,507	217,612	294,762	—	253,879	119,344	20,465
Net assets, end of period	$1,163,137	$475,650	$554,263	$405,813	$1,403,847	$6,742	$154,675

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Year Ended December 31, 2016

	VANGUARD VARIABLE INSURANCE FUND (continued)					VANGUARD VARIABLE INSURANCE FUND (continued)
	INTERNATIONAL	MID-CAP INDEX	REIT INDEX	SHORT-TERM INVESTMENT GRADE	SMALL COMPANY GROWTH	TOTAL BOND MARKET INDEX	TOTAL STOCK MARKET INDEX
Investment income:
Income dividends from investments in portfolio shares	$745	$1,770	$9,555	$5,300	$13	$26,891	$10,204
Expenses:
Mortality and expense risk fees	646	328	1,156	1,445	18	3,792	1,803
Net investment income (expense)	99	1,442	8,399	3,855	(5)	23,099	8,401
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(897)	(1,671)	356	344	—	1,738	(3,900)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	637	—	16	485	295
Net realized long-term capital gain distributions from investments in portfolio shares	867	8,801	24,715	—	320	2,718	26,311
Net realized gain (loss) on investments in portfolio shares	(30)	7,130	25,708	344	336	4,941	22,706
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(17,620)	5,080	(1,190)	2,198	287	(24,425)	54,744
Net increase (decrease) in net assets from operations	$(17,551)	$13,652	$32,917	$6,397	$618	$3,615	$85,851

Statements of Changes in Net Assets – Continued

For the Year Ended December 31, 2016

	VANGUARD VARIABLE INSURANCE FUND (continued)					VANGUARD VARIABLE INSURANCE FUND (continued)
	INTERNATIONAL	MID-CAP INDEX	REIT INDEX	SHORT-TERM INVESTMENT GRADE	SMALL COMPANY GROWTH	TOTAL BOND MARKET INDEX	TOTAL STOCK MARKET INDEX
Changes from operations:
Net investment income (expense)	$99	$1,442	$8,399	$3,855	$(5)	$23,099	$8,401
Net realized gain (loss) on investments in portfolio shares	(30)	7,130	25,708	344	336	4,941	22,706
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(17,620)	5,080	(1,190)	2,198	287	(24,425)	54,744
Net increase (decrease) in net assets from operations	(17,551)	13,652	32,917	6,397	618	3,615	85,851
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	142,873	807	52,405	134,958	—	367,183	265,722
Contract redemptions	(5,801)	(220)	(2,208)	(541)	(6)	(4,314)	(59)
Net transfers	540,836	18,748	335,027	625,465	19,505	1,210,724	(65,082)
Net increase (decrease) in net assets from contract owners' transactions	677,908	19,335	385,224	759,882	19,499	1,573,593	200,581
Net increase (decrease) in net assets	660,357	32,987	418,141	766,279	20,117	1,577,208	286,432
Net assets, beginning of period	52,706	120,640	220,093	234,251	3,716	668,665	676,263
Net assets, end of period	$713,063	$153,627	$638,234	$1,000,530	$23,833	$2,245,873	$962,695

*  See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

	VIRTUS VARIABLE INSURANCE TRUST	WELLS FARGO VT FUNDS		WESTCHESTER CAPITAL FUNDS
	REAL ESTATE SECURITIES	DISCOVERY	SMALL CAP VALUE (i)*	MERGER FUND XL	COMBINED TOTAL
Investment income:
Income dividends from investments in portfolio shares	$400	$—	$37	$1,162	$501,839
Expenses:
Mortality and expense risk fees	—	—	—	—	23,915
Net investment income (expense)	400	—	37	1,162	477,924
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(130)	(433)	(744)	(1,045)	(157,707)
Net realized short-term capital gain distributions from investments in portfolio shares	121	—	—	1,430	53,589
Net realized long-term capital gain distributions from investments in portfolio shares	3,430	12,898	—	366	557,538
Net realized gain (loss) on investments in portfolio shares	3,421	12,465	(744)	751	453,420
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,884)	1,530	2,194	1,164	869,207
Net increase (decrease) in net assets from operations	$937	$13,995	$1,487	$3,077	$1,800,551

	VIRTUS VARIABLE INSURANCE TRUST	WELLS FARGO VT FUNDS		WESTCHESTER CAPITAL FUNDS
	REAL ESTATE SECURITIES	DISCOVERY	SMALL CAP VALUE (i)*	MERGER FUND XL	COMBINED TOTAL
Changes from operations:
Net investment income (expense)	$400	$—	$37	$1,162	$477,924
Net realized gain (loss) on investments in portfolio shares	3,421	12,465	(744)	751	453,420
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,884)	1,530	2,194	1,164	869,207
Net increase (decrease) in net assets from operations	937	13,995	1,487	3,077	1,800,551
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	7,192	2,743	—	10,652	23,515,942
Contract redemptions	(16)	(3,157)	(66)	(64)	(889,838)
Net transfers	(1,625)	67,507	(21,448)	52,894	—
Net increase (decrease) in net assets from contract owners' transactions	5,551	67,093	(21,514)	63,482	22,626,104
Net increase (decrease) in net assets	6,488	81,088	(20,027)	66,559	24,426,655
Net assets, beginning of period	17,505	106,899	20,027	95,234	15,603,161
Net assets, end of period	$23,993	$187,987	$—	$161,793	$40,029,816

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations

For the Period April 17, 2015 (inception) through December 31, 2015

	ADVISORS PREFERRED TRUST	THE ALGER PORTFOLIOS	AB VARIABLE PRODUCTS SERIES FUND	ALPS VARIABLE INSURANCE TRUST	AMERICAN CENTURY VARIABLE PORTFOLIOS	AMERICAN CENTURY VARIABLE PORTFOLIOS (continued)
	GOLD BULLION STRATEGY	CAPITAL APPRECIATION	SMALL-MID CAP VALUE	ALERIAN ENERGY INFRA- STRUCTURE	BALANCED	INCOME & GROWTH
Investment income:
Income dividends from investments in portfolio shares	$—	$24	$—	$753	$—	$144
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—
Net investment income (expense)	—	24	—	753	—	144
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	—	23	15	(1,632)	—	7
Net realized short-term capital gain distributions from investments in portfolio shares	—	112	—	148	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	3,118	—	1,848	—	—
Net realized gain (loss) on investments in portfolio shares	—	3,253	15	364	—	7
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(137)	(2,464)	(732)	(20,239)	—	(232)
Net increase (decrease) in net assets from operations	$(137)	$813	$(717)	$(19,122)	$—	$(81)

Statements of Changes in Net Assets

For the Period April 17, 2015 (inception) through December 31, 2015

	ADVISORS PREFERRED TRUST	THE ALGER PORTFOLIOS	AB VARIABLE PRODUCTS SERIES FUND	ALPS VARIABLE INSURANCE TRUST	AMERICAN CENTURY VARIABLE PORTFOLIOS	AMERICAN CENTURY VARIABLE PORTFOLIOS (continued)
	GOLD BULLION STRATEGY	CAPITAL APPRECIATION	SMALL-MID CAP VALUE	ALERIAN ENERGY INFRA- STRUCTURE	BALANCED	INCOME & GROWTH
Changes from operations:
Net investment income (expense)	$—	$24	$—	$753	$—	$144
Net realized gain (loss) on investments in portfolio shares	—	3,253	15	364	—	7
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(137)	(2,464)	(732)	(20,239)	—	(232)
Net increase (decrease) in net assets from operations	(137)	813	(717)	(19,122)	—	(81)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	2,354	50,000	50	—
Contract redemptions	(1)	(602)	(524)	(6,918)	—	(586)
Net transfers	5,972	29,045	25,414	103,023	(50)	29,045
Net increase (decrease) in net assets from contract owners' transactions	5,971	28,443	27,244	146,105	—	28,459
Net increase (decrease) in net assets	5,834	29,256	26,527	126,983	—	28,378
Net assets, beginning of period	—	—	—	—	—	—
Net assets, end of period	$5,834	$29,256	$26,527	$126,983	$—	$28,378

The accompanying notes are an integral part of these financial statements.

	AMERICAN FUNDS INSURANCE SERIES					BLACKROCK VARIABLE SERIES TRUST FUNDS
	ASSET ALLOCATION	GROWTH	INTERNATIONAL	MANAGED RISK ASSET ALLOCATION	MORTGAGE	GLOBAL ALLOCATION V.I.	HIGH YIELD V.I.	TOTAL RETURN V.I.
Investment income:
Income dividends from investments in portfolio shares	$154	$1,108	$1,993	$1,436	$5,188	$1,672	$2,776	$359
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—
Net investment income (expense)	154	1,108	1,993	1,436	5,188	1,672	2,776	359
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	—	(233)	(62)	(8)	—	(3)	(1)	—
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	2,423	898	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	16,428	—	2,026	—	10,843	—	—
Net realized gain (loss) on investments in portfolio shares	—	16,195	(62)	2,018	—	13,263	897	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	74	(19,173)	(12,868)	(5,967)	(7,999)	(19,713)	(10,688)	(552)
Net increase (decrease) in net assets from operations	$228	$(1,870)	$(10,937)	$(2,513)	$(2,811)	$(4,778)	$(7,015)	$(193)

	AMERICAN FUNDS INSURANCE SERIES					BLACKROCK VARIABLE SERIES TRUST FUNDS
	ASSET ALLOCATION	GROWTH	INTERNATIONAL	MANAGED RISK ASSET ALLOCATION	MORTGAGE	GLOBAL ALLOCATION V.I.	HIGH YIELD V.I.	TOTAL RETURN V.I.
Changes from operations:
Net investment income (expense)	$154	$1,108	$1,993	$1,436	$5,188	$1,672	$2,776	$359
Net realized gain (loss) on investments in portfolio shares	—	16,195	(62)	2,018	—	13,263	897	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	74	(19,173)	(12,868)	(5,967)	(7,999)	(19,713)	(10,688)	(552)
Net increase (decrease) in net assets from operations	228	(1,870)	(10,937)	(2,513)	(2,811)	(4,778)	(7,015)	(193)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	10,773	—	97,443	—	148,475	(3)	—
Contract redemptions	—	(753)	(884)	(140)	—	(58)	(32)	(13)
Net transfers	10,087	145,918	195,336	—	395,101	132,176	157,498	59,407
Net increase (decrease) in net assets from contract owners' transactions	10,087	155,938	194,452	97,303	395,101	280,593	157,463	59,394
Net increase (decrease) in net assets	10,315	154,068	183,515	94,790	392,290	275,815	150,448	59,201
Net assets, beginning of period	—	—	—	—	—	—	—	—
Net assets, end of period	$10,315	$154,068	$183,515	$94,790	$392,290	$275,815	$150,448	$59,201

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	BLACKROCK VARIABLE SERIES TRUST FUND (continued)	COLUMBIA FUNDS VARIABLE SERIES TRUST	DFA INVESTMENT DIMENSIONS			DFA INVESTMENT DIMENSIONS (continued)
	U.S. GOVERNMENT BOND V.I.	SELIGMAN GLOBAL TECHNOLOGY	VA GLOBAL BOND	VA GLOBAL MODERATE ALLOCATION	VA INTERNATIONAL SMALL	VA INTERNATIONAL VALUE	VA SHORT- TERM FIXED	VA U.S. LARGE VALUE	VA U.S. TARGETED VALUE
Investment income:
Income dividends from investments in portfolio shares	$998	$—	$76	$12,727	$2,660	$12,031	$21	$5,543	$1,015
Expenses:
Mortality and expense risk fees	—	—	2	1,043	96	329	3	191	74
Net investment income (expense)	998	—	74	11,684	2,564	11,702	18	5,352	941
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	—	(2,158)	—	(48)	(107)	(37)	—	(10)	(3)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	4	—	200	—	5	—	943
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	16	1,809	3,916	—	2	12,325	4,323
Net realized gain (loss) on investments in portfolio shares	—	(2,158)	20	1,761	4,009	(37)	7	12,315	5,263
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,132)	—	(107)	(47,371)	(6,702)	(44,742)	(33)	(23,882)	(9,107)
Net increase (decrease) in net assets from operations	$(134)	$(2,158)	$(13)	$(33,926)	$(129)	$(33,077)	$(8)	$(6,215)	$(2,903)

Statements of Changes in Net Assets – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	BLACKROCK VARIABLE SERIES TRUST FUND (continued)	COLUMBIA FUNDS VARIABLE SERIES TRUST	DFA INVESTMENT DIMENSIONS			DFA INVESTMENT DIMENSIONS (continued)
	U.S. GOVERNMENT BOND V.I.	SELIGMAN GLOBAL TECHNOLOGY	VA GLOBAL BOND	VA GLOBAL MODERATE ALLOCATION	VA INTERNATIONAL SMALL	VA INTERNATIONAL VALUE	VA SHORT- TERM FIXED	VA U.S. LARGE VALUE	VA U.S. TARGETED VALUE
Changes from operations:
Net investment income (expense)	$998	$—	$74	$11,684	$2,564	$11,702	$18	$5,352	$941
Net realized gain (loss) on investments in portfolio shares	—	(2,158)	20	1,761	4,009	(37)	7	12,315	5,263
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,132)	—	(107)	(47,371)	(6,702)	(44,742)	(33)	(23,882)	(9,107)
Net increase (decrease) in net assets from operations	(134)	(2,158)	(13)	(33,926)	(129)	(33,077)	(8)	(6,215)	(2,903)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	—	896,690	6,978	60,344	—	11,283	1,315
Contract redemptions	(31)	(2)	(4)	—	(34)	(44)	(6)	(20)	(21)
Net transfers	144,137	2,160	4,867	50,000	130,010	360,412	6,813	259,331	84,946
Net increase (decrease) in net assets from contract owners' transactions	144,106	2,158	4,863	946,690	136,954	420,712	6,807	270,594	86,240
Net increase (decrease) in net assets	143,972	—	4,850	912,764	136,825	387,635	6,799	264,379	83,337
Net assets, beginning of period	—	—	—	—	—	—	—	—	—
Net assets, end of period	$143,972	$—	$4,850	$912,764	$136,825	$387,635	$6,799	$264,379	$83,337

The accompanying notes are an integral part of these financial statements.

	DREYFUS INVESTMENT PORTFOLIOS	EATON VANCE VARIABLE TRUST		FEDERATED INSURANCE SERIES
	SMALL CAP STOCK INDEX	FLOATING- RATE INCOME	LARGE-CAP VALUE	HIGH INCOME BOND II	MANAGED VOLATILITY II
Investment income:
Income dividends from investments in portfolio shares	$—	$42	$—	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	—	42	—	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(18)	—	(4)	(25,842)	(907)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	1	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	3	—	—
Net realized gain (loss) on investments in portfolio shares	(18)	—	—	(25,842)	(907)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,788)	(132)	—	—	(5,253)
Net increase (decrease) in net assets from operations	$(1,806)	$(90)	$—	$(25,842)	$(6,160)

	DREYFUS INVESTMENT PORTFOLIOS	EATON VANCE VARIABLE TRUST		FEDERATED INSURANCE SERIES
	SMALL CAP STOCK INDEX	FLOATING- RATE INCOME	LARGE-CAP VALUE	HIGH INCOME BOND II	MANAGED VOLATILITY II
Changes from operations:
Net investment income (expense)	$—	$42	$—	$—	$—
Net realized gain (loss) on investments in portfolio shares	(18)	—	—	(25,842)	(907)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,788)	(132)	—	—	(5,253)
Net increase (decrease) in net assets from operations	(1,806)	(90)	—	(25,842)	(6,160)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	3,032	—	—	50,001
Contract redemptions	(591)	(5)	—	—	(15,062)
Net transfers	47,251	—	—	25,842	126,840
Net increase (decrease) in net assets from contract owners' transactions	46,660	3,027	—	25,842	161,779
Net increase (decrease) in net assets	44,854	2,937	—	—	155,619
Net assets, beginning of period	—	—	—	—	—
Net assets, end of period	$44,854	$2,937	$—	$—	$155,619

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	FIDELITY VARIABLE INSURANCE PRODUCTS					FIDELITY VARIABLE INSURANCE PRODUCTS (continued)	FIRST EAGLE VARIABLE FUNDS
	BALANCED	CONTRAFUND	GROWTH	MID CAP	OVERSEAS	STRATEGIC INCOME	OVERSEAS
Investment income:
Income dividends from investments in portfolio shares	$1,214	$633	$9	$73	$929	$1,125	$181
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—
Net investment income (expense)	1,214	633	9	73	929	1,125	181
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(156)	(51)	(1,044)	(18)	2	(8)	(28)
Net realized short-term capital gain distributions from investments in portfolio shares	410	605	—	21	82	20	116
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	19	7	—	77	1,717
Net realized gain (loss) on investments in portfolio shares	254	554	(1,025)	10	84	89	1,805
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(4,790)	(5,239)	759	(2,444)	(1,321)	(2,164)	(4,112)
Net increase (decrease) in net assets from operations	$(3,322)	$(4,052)	$(257)	$(2,361)	$(308)	$(950)	$(2,126)

Statements of Changes in Net Assets – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	FIDELITY VARIABLE INSURANCE PRODUCTS					FIDELITY VARIABLE INSURANCE PRODUCTS (continued)	FIRST EAGLE VARIABLE FUNDS
	BALANCED	CONTRAFUND	GROWTH	MID CAP	OVERSEAS	STRATEGIC INCOME	OVERSEAS
Changes from operations:
Net investment income (expense)	$1,214	$633	$9	$73	$929	$1,125	$181
Net realized gain (loss) on investments in portfolio shares	254	554	(1,025)	10	84	89	1,805
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(4,790)	(5,239)	759	(2,444)	(1,321)	(2,164)	(4,112)
Net increase (decrease) in net assets from operations	(3,322)	(4,052)	(257)	(2,361)	(308)	(950)	(2,126)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	—	49	23,504	2,354	—
Contract redemptions	(61)	(720)	(823)	(260)	(882)	(863)	(259)
Net transfers	95,879	82,051	33,843	29,786	56,411	43,567	29,837
Net increase (decrease) in net assets from contract owners' transactions	95,818	81,331	33,020	29,575	79,033	45,058	29,578
Net increase (decrease) in net assets	92,496	77,279	32,763	27,214	78,725	44,108	27,452
Net assets, beginning of period	—	—	—	—	—	—	—
Net assets, end of period	$92,496	$77,279	$32,763	$27,214	$78,725	$44,108	$27,452
The accompanying notes are an integral part of these financial statements.

	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST				GUGGENHEIM VARIABLE INSURANCE FUNDS
	MUTUAL SHARES	STRATEGIC INCOME	TEMPLETON GLOBAL BOND	U.S. GOVERNMENT SECURITIES	GLOBAL MANAGED FUTURES STRATEGY	MULTI- HEDGE STRATEGIES	RYDEX BIOTECHNOLOGY
Investment income:
Income dividends from investments in portfolio shares	$—	$3,290	$1,701	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—
Net investment income (expense)	—	3,290	1,701	—	—	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	3	(176)	(2,947)	(5)	—	—	(1,532)
Net realized short-term capital gain distributions from investments in portfolio shares	—	109	110	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	764	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	3	697	(2,837)	(5)	—	—	(1,532)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(609)	(7,922)	(2,653)	(318)	(145)	106	(200)
Net increase (decrease) in net assets from operations	$(606)	$(3,935)	$(3,789)	$(323)	$(145)	$106	$(1,732)

	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST				GUGGENHEIM VARIABLE INSURANCE FUNDS
	MUTUAL SHARES	STRATEGIC INCOME	TEMPLETON GLOBAL BOND	U.S. GOVERNMENT SECURITIES	GLOBAL MANAGED FUTURES STRATEGY	MULTI- HEDGE STRATEGIES	RYDEX BIOTECHNOLOGY
Changes from operations:
Net investment income (expense)	$—	$3,290	$1,701	$—	$—	$—	$—
Net realized gain (loss) on investments in portfolio shares	3	697	(2,837)	(5)	—	—	(1,532)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(609)	(7,922)	(2,653)	(318)	(145)	106	(200)
Net increase (decrease) in net assets from operations	(606)	(3,935)	(3,789)	(323)	(145)	106	(1,732)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	41,177	—	3,032	—	—
Contract redemptions	(583)	(1,330)	(5,936)	(1,153)	(5)	(2)	(42)
Net transfers	29,045	95,782	259,812	58,090	—	63,866	5,267
Net increase (decrease) in net assets from contract owners' transactions	28,462	94,452	295,053	56,937	3,027	63,864	5,225
Net increase (decrease) in net assets	27,856	90,517	291,264	56,614	2,882	63,970	3,493
Net assets, beginning of period	—	—	—	—	—	—	—
Net assets, end of period	$27,856	$90,517	$291,264	$56,614	$2,882	$63,970	$3,493

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX CONSUMER PRODUCTS	RYDEX ENERGY	RYDEX HEALTH CARE	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	—	—	—	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	—	—	(8,736)	(2,600)	11
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	206	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	144	49	—
Net realized gain (loss) on investments in portfolio shares	—	—	(8,592)	(2,345)	11
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(81)	(540)	11,137	2,972	4,006
Net increase (decrease) in net assets from operations	$(81)	$(540)	$2,545	$627	$4,017

Statements of Changes in Net Assets – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
	RYDEX CONSUMER PRODUCTS	RYDEX ENERGY	RYDEX HEALTH CARE	RYDEX NASDAQ-100®	RYDEX NASDAQ-100® 2X STRATEGY
Changes from operations:
Net investment income (expense)	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in portfolio shares	—	—	(8,592)	(2,345)	11
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(81)	(540)	11,137	2,972	4,006
Net increase (decrease) in net assets from operations	(81)	(540)	2,545	627	4,017
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	—	—	—
Contract redemptions	—	(2)	(82)	(468)	(328)
Net transfers	748,500	3,424	232,663	59,651	178,547
Net increase (decrease) in net assets from contract owners' transactions	748,500	3,422	232,581	59,183	178,219
Net increase (decrease) in net assets	748,419	2,882	235,126	59,810	182,236
Net assets, beginning of period	—	—	—	—	—
Net assets, end of period	$748,419	$2,882	$235,126	$59,810	$182,236

The accompanying notes are an integral part of these financial statements.

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)						INVESCO VARIABLE INSURANCE FUNDS
	RYDEX S&P 500 PURE GROWTH	RYDEX S&P MIDCAP 400 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX UTILITIES	VT FLOATING RATE STRATEGIES	COMSTOCK	CORE EQUITY	DIVERSIFIED DIVIDEND
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	—	—	—	—	—	—	—	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(4,884)	(143)	(771)	6	228	(1)	(2)	—	—
Net realized short-term capital gain distributions from investments in portfolio shares	94	—	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	1,023	—	306	—	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(3,767)	(143)	(465)	6	228	(1)	(2)	—	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(358)	—	—	(1,047)	—	(4,842)	(1,282)	—	(173)
Net increase (decrease) in net assets from operations	$(4,125)	$(143)	$(465)	$(1,041)	$228	$(4,843)	$(1,284)	$—	$(173)

	GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)						INVESCO VARIABLE INSURANCE FUNDS
	RYDEX S&P 500 PURE GROWTH	RYDEX S&P MIDCAP 400 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE GROWTH	RYDEX S&P SMALLCAP 600 PURE VALUE	RYDEX UTILITIES	VT FLOATING RATE STRATEGIES	COMSTOCK	CORE EQUITY	DIVERSIFIED DIVIDEND
Changes from operations:
Net investment income (expense)	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in portfolio shares	(3,767)	(143)	(465)	6	228	(1)	(2)	—	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(358)	—	—	(1,047)	—	(4,842)	(1,282)	—	(173)
Net increase (decrease) in net assets from operations	(4,125)	(143)	(465)	(1,041)	228	(4,843)	(1,284)	—	(173)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	—	—	—	—	—	—	—
Contract redemptions	(120)	(22)	(8)	(397)	—	(56)	(57)	—	(15)
Net transfers	33,958	165	473	19,605	(228)	238,250	26,937	—	21,406
Net increase (decrease) in net assets from contract owners' transactions	33,838	143	465	19,208	(228)	238,194	26,880	—	21,391
Net increase (decrease) in net assets	29,713	—	—	18,167	—	233,351	25,596	—	21,218
Net assets, beginning of period	—	—	—	—	—	—	—	—	—
Net assets, end of period	$29,713	$—	$—	$18,167	$—	$233,351	$25,596	$—	$21,218

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	INVESCO VARIABLE INSURANCE FUNDS (continued)			IVY INSURANCE PORTFOLIOS (b)		JANUS ASPEN SERIES-INSTITUTIONAL
	GLOBAL REAL ESTATE	MID CAP CORE EQUITY	GOVERNMENT MONEY MARKET (a)	ENERGY	HIGH INCOME	BALANCED	ENTERPRISE	JANUS	OVERSEAS
Investment income:
Income dividends from investments in portfolio shares	$—	$36	$54	$—	$—	$2,051	$164	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—	—
Net investment income (expense)	—	36	54	—	—	2,051	164	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(10)	(42)	—	(1)	—	—	1	—	(1)
Net realized short-term capital gain distributions from investments in portfolio shares	—	362	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	2,916	—	—	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(10)	3,236	—	(1)	—	—	1	—	(1)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(663)	(6,474)	—	—	—	1,650	640	(798)	—
Net increase (decrease) in net assets from operations	$(673)	$(3,202)	$54	$(1)	$—	$3,701	$805	$(798)	$(1)

Statements of Changes in Net Assets – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	INVESCO VARIABLE INSURANCE FUNDS (continued)			IVY INSURANCE PORTFOLIOS (b)		JANUS ASPEN SERIES-INSTITUTIONAL
	GLOBAL REAL ESTATE	MID CAP CORE EQUITY	GOVERNMENT MONEY MARKET (a)	ENERGY	HIGH INCOME	BALANCED	ENTERPRISE	JANUS	OVERSEAS
Changes from operations:
Net investment income (expense)	$—	$36	$54	$—	$—	$2,051	$164	$—	$—
Net realized gain (loss) on investments in portfolio shares	(10)	3,236	—	(1)	—	—	1	—	(1)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(663)	(6,474)	—	—	—	1,650	640	(798)	—
Net increase (decrease) in net assets from operations	(673)	(3,202)	54	(1)	—	3,701	805	(798)	(1)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	6,066	11,008,871	—	1,176	—	49,999	—	—
Contract redemptions	(355)	(268)	(1,207)	—	(1)	—	(10)	(2)	—
Net transfers	25,236	29,837	(8,633,272)	1	—	393,900	58,443	63,866	1
Net increase (decrease) in net assets from contract owners' transactions	24,881	35,635	2,374,392	1	1,175	393,900	108,432	63,864	1
Net increase (decrease) in net assets	24,208	32,433	2,374,446	—	1,175	397,601	109,237	63,066	—
Net assets, beginning of period	—	—	—	—	—	—	—	—	—
Net assets, end of period	$24,208	$32,433	$2,374,446	$—	$1,175	$397,601	$109,237	$63,066	$—

The accompanying notes are an integral part of these financial statements.

	JANUS ASPEN SERIES- SERVICE	LAZARD RETIREMENT SERIES			LEGG MASON PARTNERS VARIABLE EQUITY TRUST
	FLEXIBLE BOND	EMERGING MARKETS EQUITY	INTERNATIONAL EQUITY	US SMALL-MID CAP EQUITY	BW ABSOLUTE RETURN OPPORTUNITIES
Investment income:
Income dividends from investments in portfolio shares	$852	$528	$3,290	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—
Net investment income (expense)	852	528	3,290	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	28	(76)	(2)	(2)	(467)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	2,166	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	108	4,014	2,458	—
Net realized gain (loss) on investments in portfolio shares	28	32	4,012	4,622	(467)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,806)	(11,509)	(14,815)	(7,643)	—
Net increase (decrease) in net assets from operations	$(926)	$(10,949)	$(7,513)	$(3,021)	$(467)

	JANUS ASPEN SERIES- SERVICE	LAZARD RETIREMENT SERIES			LEGG MASON PARTNERS VARIABLE EQUITY TRUST
	FLEXIBLE BOND	EMERGING MARKETS EQUITY	INTERNATIONAL EQUITY	US SMALL-MID CAP EQUITY	BW ABSOLUTE RETURN OPPORTUNITIES
Changes from operations:
Net investment income (expense)	$852	$528	$3,290	$—	$—
Net realized gain (loss) on investments in portfolio shares	28	32	4,012	4,622	(467)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,806)	(11,509)	(14,815)	(7,643)	—
Net increase (decrease) in net assets from operations	(926)	(10,949)	(7,513)	(3,021)	(467)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	50,000	—	120,000	6,066	—
Contract redemptions	(12,035)	(350)	(36)	(24)	(3)
Net transfers	108,631	51,537	248,443	72,514	470
Net increase (decrease) in net assets from contract owners' transactions	146,596	51,187	368,407	78,556	467
Net increase (decrease) in net assets	145,670	40,238	360,894	75,535	—
Net assets, beginning of period	—	—	—	—	—
Net assets, end of period	$145,670	$40,238	$360,894	$75,535	$—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	LEGG MASON PARTNERS VARIABLE EQUITY TRUST (continued)	LEGG MASON PARTNERS VARIABLE INCOME TRUST	LORD ABBETT SERIES FUND		NATIONWIDE VARIABLE INSURANCE TRUST	NATIONWIDE VARIABLE INSURANCE TRUST (continued)
	CLEARBRIDGE SMALL CAP GROWTH	WESTERN ASSET GLOBAL HIGH YIELD BOND	BOND DEBENTURE	INTERNATIONAL OPPORTUNITIES	MID CAP INDEX	SMALL CAP INDEX
Investment income:
Income dividends from investments in portfolio shares	$—	$444	$3,619	$569	$356	$158
Expenses:
Mortality and expense risk fees	—	—	—	—	50	9
Net investment income (expense)	—	444	3,619	569	306	149
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(28)	(6)	(252)	(2)	(39)	(1)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	850	52	38
Net realized long-term capital gain distributions from investments in portfolio shares	664	—	—	4,310	1,880	788
Net realized gain (loss) on investments in portfolio shares	636	(6)	(252)	5,158	1,893	825
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,490)	(1,118)	(5,747)	(5,905)	(4,754)	(1,035)
Net increase (decrease) in net assets from operations	$(854)	$(680)	$(2,380)	$(178)	$(2,555)	$(61)

Statements of Changes in Net Assets – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	LEGG MASON PARTNERS VARIABLE EQUITY TRUST (continued)	LEGG MASON PARTNERS VARIABLE INCOME TRUST	LORD ABBETT SERIES FUND		NATIONWIDE VARIABLE INSURANCE TRUST	NATIONWIDE VARIABLE INSURANCE TRUST (continued)
	CLEARBRIDGE SMALL CAP GROWTH	WESTERN ASSET GLOBAL HIGH YIELD BOND	BOND DEBENTURE	INTERNATIONAL OPPORTUNITIES	MID CAP INDEX	SMALL CAP INDEX
Changes from operations:
Net investment income (expense)	$—	$444	$3,619	$569	$306	$149
Net realized gain (loss) on investments in portfolio shares	636	(6)	(252)	5,158	1,893	825
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(1,490)	(1,118)	(5,747)	(5,905)	(4,754)	(1,035)
Net increase (decrease) in net assets from operations	(854)	(680)	(2,380)	(178)	(2,555)	(61)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	50,000	—	—	1,315
Contract redemptions	(615)	(66)	(10,079)	(16)	(259)	(4)
Net transfers	41,982	7,460	98,971	79,001	29,837	9,999
Net increase (decrease) in net assets from contract owners' transactions	41,367	7,394	138,892	78,985	29,578	11,310
Net increase (decrease) in net assets	40,513	6,714	136,512	78,807	27,023	11,249
Net assets, beginning of period	—	—	—	—	—	—
Net assets, end of period	$40,513	$6,714	$136,512	$78,807	$27,023	$11,249

The accompanying notes are an integral part of these financial statements.

	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST				OPPENHEIMER VARIABLE ACCOUNT FUNDS			PIMCO VARIABLE INSURANCE TRUST
	ABSOLUTE RETURN MULTI- MANAGER	MID-CAP GROWTH	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	CORE BOND	GLOBAL	INTERNATIONAL GROWTH	ALL ASSET
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$166	$—	$—	$—	$253	$1,097
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—
Net investment income (expense)	—	—	166	—	—	—	253	1,097
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(2)	7	7	(2)	(5)	(3,945)	(45)	(232)
Net realized short-term capital gain distributions from investments in portfolio shares	339	—	—	—	—	—	54	—
Net realized long-term capital gain distributions from investments in portfolio shares	16	—	494	—	—	—	1,855	—
Net realized gain (loss) on investments in portfolio shares	353	7	501	(2)	(5)	(3,945)	1,864	(232)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,787)	(1,014)	(3,364)	(162)	(518)	—	(4,406)	(3,001)
Net increase (decrease) in net assets from operations	$(2,434)	$(1,007)	$(2,697)	$(164)	$(523)	$(3,945)	$(2,289)	$(2,136)

	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST				OPPENHEIMER VARIABLE ACCOUNT FUNDS			PIMCO VARIABLE INSURANCE TRUST
	ABSOLUTE RETURN MULTI- MANAGER	MID-CAP GROWTH	MID CAP INTRINSIC VALUE	SHORT DURATION BOND	CORE BOND	GLOBAL	INTERNATIONAL GROWTH	ALL ASSET
Changes from operations:
Net investment income (expense)	$—	$—	$166	$—	$—	$—	$253	$1,097
Net realized gain (loss) on investments in portfolio shares	353	7	501	(2)	(5)	(3,945)	1,864	(232)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,787)	(1,014)	(3,364)	(162)	(518)	—	(4,406)	(3,001)
Net increase (decrease) in net assets from operations	(2,434)	(1,007)	(2,697)	(164)	(523)	(3,945)	(2,289)	(2,136)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	40,000	—	—	—	—	50
Contract redemptions	(20)	(515)	(505)	(867)	(1,008)	(20)	(256)	(10,028)
Net transfers	33,996	57,347	64,043	43,568	50,828	3,965	29,837	49,887
Net increase (decrease) in net assets from contract owners' transactions	33,976	56,832	103,538	42,701	49,820	3,945	29,581	39,909
Net increase (decrease) in net assets	31,542	55,825	100,841	42,537	49,297	—	27,292	37,773
Net assets, beginning of period	—	—	—	—	—	—	—	—
Net assets, end of period	$31,542	$55,825	$100,841	$42,537	$49,297	$—	$27,292	$37,773

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	PIMCO VARIABLE INSURANCE TRUST (continued)					PIMCO VARIABLE INSURANCE TRUST (continued)
	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	FOREIGN BOND US DOLLAR HEDGED	LOW DURATION	REAL RETURN	SHORT- TERM	TOTAL RETURN	UNCONSTRAINED BOND
Investment income:
Income dividends from investments in portfolio shares	$—	$2,771	$156	$4,220	$687	$45	$10,753	$535
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—	—
Net investment income (expense)	—	2,771	156	4,220	687	45	10,753	535
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(26)	(1)	—	—	(42)	—	(78)	—
Net realized short-term capital gain distributions from investments in portfolio shares	—	335	27	—	—	17	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	321	4	—	—	—	2,774	6
Net realized gain (loss) on investments in portfolio shares	(26)	655	31	—	(42)	17	2,696	6
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,329)	(6,935)	(164)	(4,548)	(1,059)	(31)	(14,744)	(668)
Net increase (decrease) in net assets from operations	$(2,355)	$(3,509)	$23	$(328)	$(414)	$31	$(1,295)	$(127)

Statements of Changes in Net Assets – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	PIMCO VARIABLE INSURANCE TRUST (continued)					PIMCO VARIABLE INSURANCE TRUST (continued)
	COMMODITY- REALRETURN STRATEGY	EMERGING MARKETS BOND	FOREIGN BOND US DOLLAR HEDGED	LOW DURATION	REAL RETURN	SHORT- TERM	TOTAL RETURN	UNCONSTRAINED BOND
Changes from operations:
Net investment income (expense)	$—	$2,771	$156	$4,220	$687	$45	$10,753	$535
Net realized gain (loss) on investments in portfolio shares	(26)	655	31	—	(42)	17	2,696	6
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,329)	(6,935)	(164)	(4,548)	(1,059)	(31)	(14,744)	(668)
Net increase (decrease) in net assets from operations	(2,355)	(3,509)	23	(328)	(414)	31	(1,295)	(127)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	2,137	3,030	6,066	177,820	—	—	198,164	8,219
Contract redemptions	(3,920)	(33)	(10)	(43)	(3,979)	(1)	(9,027)	—
Net transfers	24,858	137,903	—	49,550	21,174	31,933	212,888	14,981
Net increase (decrease) in net assets from contract owners' transactions	23,075	140,900	6,056	227,327	17,195	31,932	402,025	23,200
Net increase (decrease) in net assets	20,720	137,391	6,079	226,999	16,781	31,963	400,730	23,073
Net assets, beginning of period	—	—	—	—	—	—	—	—
Net assets, end of period	$20,720	$137,391	$6,079	$226,999	$16,781	$31,963	$400,730	$23,073

The accompanying notes are an integral part of these financial statements.

	PIONEER VARIABLE CONTRACTS TRUST		PROFUNDS VP
	BOND	EQUITY INCOME	EUROPE 30	LARGE-CAP GROWTH	GOVERNMENT MONEY MARKET (c)	SMALL-CAP VALUE
Investment income:
Income dividends from investments in portfolio shares	$266	$—	$—	$—	$17	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—
Net investment income (expense)	266	—	—	—	17	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(16)	—	(1)	3,316	—	—
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(16)	—	(1)	3,316	—	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(375)	—	—	—	—	53
Net increase (decrease) in net assets from operations	$(125)	$—	$(1)	$3,316	$17	$53

	PIONEER VARIABLE CONTRACTS TRUST		PROFUNDS VP
	BOND	EQUITY INCOME	EUROPE 30	LARGE-CAP GROWTH	GOVERNMENT MONEY MARKET (c)	SMALL-CAP VALUE
Changes from operations:
Net investment income (expense)	$266	$—	$—	$—	$17	$—
Net realized gain (loss) on investments in portfolio shares	(16)	—	(1)	3,316	—	—
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(375)	—	—	—	—	53
Net increase (decrease) in net assets from operations	(125)	—	(1)	3,316	17	53
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	50	—	—	926,195	1,973
Contract redemptions	(7,023)	—	—	—	(100)	—
Net transfers	34,423	(50)	1	(3,316)	(726,121)	3,595
Net increase (decrease) in net assets from contract owners' transactions	27,400	—	1	(3,316)	199,974	5,568
Net increase (decrease) in net assets	27,275	—	—	—	199,991	5,621
Net assets, beginning of period	—	—	—	—	—	—
Net assets, end of period	$27,275	$—	$—	$—	$199,991	$5,621

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	PUTNAM VARIABLE TRUST		ROYCE CAPITAL FUND	SEI INSURANCE PRODUCTS TRUST	T. ROWE PRICE EQUITY SERIES	T. ROWE PRICE EQUITY SERIES (continued)	TORTOISE VARIABLE INSURANCE PORTFOLIO
	EQUITY INCOME	INCOME	MICRO-CAP	CONSERV- ATIVE STRATEGY	BLUE CHIP GROWTH II	HEALTH SCIENCES II	MLP & PIPELINE
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$1,599	$—	$—	$—
Expenses:
Mortality and expense risk fees	—	—	—	—	—	—	—
Net investment income (expense)	—	—	—	1,599	—	—	—
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(1)	(3)	—	—	(4,806)	(1)	(1)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	9	—	—	97	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	162	—	—	377	—
Net realized gain (loss) on investments in portfolio shares	(1)	(3)	171	—	(4,806)	473	(1)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,811)	(310)	(156)	(3,342)	(1,346)	(626)	—
Net increase (decrease) in net assets from operations	$(2,812)	$(313)	$15	$(1,743)	$(6,152)	$(153)	$(1)

Statements of Changes in Net Assets – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	PUTNAM VARIABLE TRUST		ROYCE CAPITAL FUND	SEI INSURANCE PRODUCTS TRUST	T. ROWE PRICE EQUITY SERIES	T. ROWE PRICE EQUITY SERIES (continued)	TORTOISE VARIABLE INSURANCE PORTFOLIO
	EQUITY INCOME	INCOME	MICRO-CAP	CONSERV- ATIVE STRATEGY	BLUE CHIP GROWTH II	HEALTH SCIENCES II	MLP & PIPELINE
Changes from operations:
Net investment income (expense)	$—	$—	$—	$1,599	$—	$—	$—
Net realized gain (loss) on investments in portfolio shares	(1)	(3)	171	—	(4,806)	473	(1)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,811)	(310)	(156)	(3,342)	(1,346)	(626)	—
Net increase (decrease) in net assets from operations	(2,812)	(313)	15	(1,743)	(6,152)	(153)	(1)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	988	148,474	50,051	3,033	—
Contract redemptions	(20)	(1,011)	—	(30)	(115)	(7)	—
Net transfers	99,101	50,829	1,797	—	266,358	3,425	1
Net increase (decrease) in net assets from contract owners' transactions	99,081	49,818	2,785	148,444	316,294	6,451	1
Net increase (decrease) in net assets	96,269	49,505	2,800	146,701	310,142	6,298	—
Net assets, beginning of period	—	—	—	—	—	—	—
Net assets, end of period	$96,269	$49,505	$2,800	$146,701	$310,142	$6,298	$—
The accompanying notes are an integral part of these financial statements.

	VANECK VIP TRUST (d)		VANGUARD VARIABLE INSURANCE FUND
	EMERGING MARKETS	UNCONSTRAINED EMERGING MARKETS BOND	BALANCED	CAPITAL GROWTH	DIVERSIFIED VALUE	EQUITY INDEX	GROWTH
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	—	—	94	63	88	271	36
Net investment income (expense)	—	—	(94)	(63)	(88)	(271)	(36)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(77)	(3)	(2)	5	(3)	(47)	1
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	(77)	(3)	(2)	5	(3)	(47)	1
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(28,880)	(466)	(1,536)	3,133	(1,059)	(1,276)	1,859
Net increase (decrease) in net assets from operations	$(28,957)	$(469)	$(1,632)	$3,075	$(1,150)	$(1,594)	$1,824

	VANECK VIP TRUST (d)		VANGUARD VARIABLE INSURANCE FUND
	EMERGING MARKETS	UNCONSTRAINED EMERGING MARKETS BOND	BALANCED	CAPITAL GROWTH	DIVERSIFIED VALUE	EQUITY INDEX	GROWTH
Changes from operations:
Net investment income (expense)	$—	$—	$(94)	$(63)	$(88)	$(271)	$(36)
Net realized gain (loss) on investments in portfolio shares	(77)	(3)	(2)	5	(3)	(47)	1
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(28,880)	(466)	(1,536)	3,133	(1,059)	(1,276)	1,859
Net increase (decrease) in net assets from operations	(28,957)	(469)	(1,632)	3,075	(1,150)	(1,594)	1,824
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	4,211	—	120,052	110,001	153,033	35,956	117,520
Contract redemptions	(398)	(31)	—	(7)	(14)	(763)	—
Net transfers	241,200	3,729	10,087	104,543	142,893	220,280	—
Net increase (decrease) in net assets from contract owners' transactions	245,013	3,698	130,139	214,537	295,912	255,473	117,520
Net increase (decrease) in net assets	216,056	3,229	128,507	217,612	294,762	253,879	119,344
Net assets, beginning of period	—	—	—	—	—	—	—
Net assets, end of period	$216,056	$3,229	$128,507	$217,612	$294,762	$253,879	$119,344

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Statements of Operations – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	VANGUARD VARIABLE INSURANCE FUND (continued)					VANGUARD VARIABLE INSURANCE FUND (continued)
	HIGH YIELD BOND	INTERNATIONAL	MID-CAP INDEX	REIT INDEX	SHORT-TERM INVESTMENT GRADE	SMALL COMPANY GROWTH	TOTAL BOND MARKET INDEX	TOTAL STOCK MARKET INDEX
Investment income:
Income dividends from investments in portfolio shares	$—	$—	$—	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk fees	18	76	88	87	158	3	692	733
Net investment income (expense)	(18)	(76)	(88)	(87)	(158)	(3)	(692)	(733)
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	14	(45)	(3)	123	1	—	5	(28)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	14	(45)	(3)	123	1	—	5	(28)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(614)	(4,134)	(2,845)	5,718	(49)	7	811	(21,997)
Net increase (decrease) in net assets from operations	$(618)	$(4,255)	$(2,936)	$5,754	$(206)	$4	$124	$(22,758)

Statements of Changes in Net Assets – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	VANGUARD VARIABLE INSURANCE FUND (continued)					VANGUARD VARIABLE INSURANCE FUND (continued)
	HIGH YIELD BOND	INTERNATIONAL	MID-CAP INDEX	REIT INDEX	SHORT-TERM INVESTMENT GRADE	SMALL COMPANY GROWTH	TOTAL BOND MARKET INDEX	TOTAL STOCK MARKET INDEX
Changes from operations:
Net investment income (expense)	$(18)	$(76)	$(88)	$(87)	$(158)	$(3)	$(692)	$(733)
Net realized gain (loss) on investments in portfolio shares	14	(45)	(3)	123	1	—	5	(28)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(614)	(4,134)	(2,845)	5,718	(49)	7	811	(21,997)
Net increase (decrease) in net assets from operations	(618)	(4,255)	(2,936)	5,754	(206)	4	124	(22,758)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	10,998	35,256	102,577	9,099	1,315	375,671	699,021
Contract redemptions	(4,043)	(321)	(18)	(5,201)	(74)	—	(549)	—
Net transfers	25,126	46,284	88,338	116,963	225,432	2,397	293,419	—
Net increase (decrease) in net assets from contract owners' transactions	21,083	56,961	123,576	214,339	234,457	3,712	668,541	699,021
Net increase (decrease) in net assets	20,465	52,706	120,640	220,093	234,251	3,716	668,665	676,263
Net assets, beginning of period	—	—	—	—	—	—	—	—
Net assets, end of period	$20,465	$52,706	$120,640	$220,093	$234,251	$3,716	$668,665	$676,263

The accompanying notes are an integral part of these financial statements.

	VIRTUS VARIABLE INSURANCE TRUST		WELLS FARGO VT FUNDS		WESTCHESTER CAPITAL FUNDS
	INTERNATIONAL	REAL ESTATE SECURITIES	DISCOVERY	SMALL CAP VALUE	MERGER FUND XL	COMBINED TOTAL
Investment income:
Income dividends from investments in portfolio shares	$—	$119	$—	$52	$2,035	$96,767
Expenses:
Mortality and expense risk fees	—	—	—	—	—	4,204
Net investment income (expense)	—	119	—	52	2,035	92,563
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	(1)	(8)	(46)	(18)	(62)	(60,851)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	199	11,052
Net realized long-term capital gain distributions from investments in portfolio shares	—	2,282	—	—	431	86,623
Net realized gain (loss) on investments in portfolio shares	(1)	2,274	(46)	(18)	568	36,824
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	(2,687)	(6,979)	(2,194)	(2,845)	(444,342)
Net increase (decrease) in net assets from operations	$(1)	$(294)	$(7,025)	$(2,160)	$(242)	$(314,955)

	VIRTUS VARIABLE INSURANCE TRUST		WELLS FARGO VT FUNDS		WESTCHESTER CAPITAL FUNDS
	INTERNATIONAL	REAL ESTATE SECURITIES	DISCOVERY	SMALL CAP VALUE	MERGER FUND XL	COMBINED TOTAL
Changes from operations:
Net investment income (expense)	$—	$119	$—	$52	$2,035	$92,563
Net realized gain (loss) on investments in portfolio shares	(1)	2,274	(46)	(18)	568	36,824
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	—	(2,687)	(6,979)	(2,194)	(2,845)	(444,342)
Net increase (decrease) in net assets from operations	(1)	(294)	(7,025)	(2,160)	(242)	(314,955)
Changes from contract owners transactions:
Net contract purchase payments (including breakage)	—	—	—	—	—	16,043,304
Contract redemptions	—	(354)	(542)	(191)	(8,009)	(125,188)
Net transfers	1	18,153	114,466	22,378	103,485	—
Net increase (decrease) in net assets from contract owners' transactions	1	17,799	113,924	22,187	95,476	15,918,116
Net increase (decrease) in net assets	—	17,505	106,899	20,027	95,234	15,603,161
Net assets, beginning of period	—	—	—	—	—	—
Net assets, end of period	$—	$17,505	$106,899	$20,027	$95,234	$15,603,161

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements

Year Ended December 31, 2016 and Period April 17 (inception) through December 31, 2015

(1)  General

Jefferson National Life of New York Annuity Account 1 ("Account") was established on June 20, 2014 by the Jefferson National Life Insurance Company of New York ("Company") and commenced operations on April 17, 2015. The Company is a wholly-owned subsidiary of Jefferson National Life Insurance Company and an indirect subsidiary of Jefferson National Financial Corporation ("JNFC"). The Account is a funding vehicle for an individual flexible premium deferred variable annuity contract, Monument Advisor NY, issued by the Company and is registered under the Securities Act of 1933. The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The operations of the Account are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code.

JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment adviser and is 100% owned by JNFC. JNF serves as adviser to the Northern Lights JNF portfolios, but sub-advises the investment management of these portfolios to an unaffiliated registered investment adviser.

Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. Currently, however, there are no legal proceedings to which the Account is a party or to which the assets of the Account are subject. Neither the Company nor Jefferson National Financial Securities Corporation, the distributor of the Account's contracts, is involved in any litigation that is of material importance in relation to total assets or to the Account.

The following variable account investment options are available as of December 31, 2016:

AB VARIABLE PRODUCTS SERIES FUND, INC.

Dynamic Asset Allocation Portfolio Class B

Global Thematic Growth Portfolio Class B

Growth and Income Portfolio Class A

International Growth Portfolio Class B

International Value Portfolio Class B

Small-Mid Cap Value Portfolio Class B

ADVISORS PREFERRED TRUST

Gold Bullion Strategy Portfolio

THE ALGER PORTFOLIOS

Capital Appreciation Portfolio

Large Cap Growth Portfolio

Mid Cap Growth Portfolio

ALPS VARIABLE INVESTMENT TRUST

ALPS/Alerian Energy Infrastructure Portfolio

ALPS/Red Rocks Listed Private Equity Portfolio

Morningstar Aggressive Growth EFT Asset Allocation Portfolio

Morningstar Balanced EFT Asset Allocation Portfolio

Morningstar Conservative EFT Asset Allocation Portfolio

Morningstar Growth EFT Asset Allocation Portfolio

Morningstar Income & Growth EFT Asset Allocation Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

Balanced Fund

Income & Growth Fund

Inflation Protection Fund

International Fund

Large Company Value Fund

Ultra Fund

Value Fund

AMERICAN FUNDS INSURANCE SERIES

Asset Allocation Fund

Blue Chip Income and Growth Fund

Bond Fund

Global Bond Fund

Growth Fund

Growth-Income Fund

High-Income Bond Fund

International Fund

Managed Risk Asset Allocation Fund

Managed Risk Blue Chip Income & Growth Fund

Mortgage Fund

New World Fund

BLACKROCK VARIABLE SERIES FUNDS

Equity Dividend Fund

Global Allocation Fund

High Yield Fund

iShares® Alternatives Strategies Fund

iShares® Dynamic Fixed Income Fund

Large Cap Core Fund

Large Cap Growth Fund

Large Cap Value Fund

Total Return Fund

U.S. Government Bond Fund

CALVERT VARIABLE PRODUCTS

SRI Balanced Fund

COLUMBIA MANAGEMENT INVESTMENT ADVISORS, LLC

AQR Managed Futures Strategy Fund

Select Large-Cap Value Fund

Select Smaller-Cap Value Fund

Seligman Global Technology Fund

Strategic Income Fund

CREDIT SUISSE FUNDS

Commodity Return Strategy Portfolio

DFA INVESTMENTS DIMENSIONS GROUP, INC.

VA Global Bond Portfolio

VA Global Moderate Allocation Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Short-Term Fixed Portfolio

VA U.S. Large Value Portfolio

VA U.S. Targeted Value Portfolio

DELAWARE VIP TRUST

Small Cap Value Series

DREYFUS VARIABLE INVESTMENT FUND

International Value Fund

THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio

Socially Responsible Growth Fund

Stock Index Fund

EATON VANCE VARIABLE TRUST

Floating-Rate Income Fund

Large-Cap Value Fund

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Year Ended December 31, 2016 and Period April 17 (inception) through December 31, 2015

FEDERATED INSURANCE SERIES

High Income Bond Fund II

Kaufmann Fund II

Managed Volatility Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS – Service Class II

Balanced Portfolio

Contrafund Portfolio

Disciplined Small Cap Portfolio

Equity-Income Portfolio

Freedom Income Portfolio

Growth Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

High Income Portfolio

International Capital Appreciation Portfolio

Investment Grade Bond Portfolio

Mid Cap Portfolio

Overseas Portfolio

Real Estate Portfolio

Strategic Income Portfolio

Value Portfolio

FIRST EAGLE VARIABLE FUNDS

Overseas Variable Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Global Real Estate II Fund

High Income II Fund

Income II Fund

Mutual Shares II Fund

Rising Dividends II Fund

Strategic Income II Fund

Templeton Global Bond II Fund

U.S. Government Securities II Fund

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Multi-Strategy Alternatives Fund

Strategic Income Fund

GUGGENHEIM VARIABLE INSURANCE FUNDS

CLS Global Diversified Equity Fund

CLS Growth and Income Fund

Floating Rate Strategies Fund

Global Managed Futures Strategy Fund

High Yield Fund

Long Short Equity Fund

Multi-Hedge Strategies Fund

Small Cap Value Fund

StylePlus Large Growth Fund

StylePlus Mid Growth Fund

U.S. Total Return Bond

Rydex Banking Fund

Rydex Basic Materials Fund

Rydex Biotechnology Fund

Rydex Commodities Strategy Fund

Rydex Consumer Products Fund

Rydex  Dow 2X Strategy Fund

Rydex Electronics Fund

Rydex Energy Fund

Rydex Energy Services Fund

Rydex Europe 1.25X Strategy Fund

Rydex Financial Services Fund

Rydex  Government Long Bond 1.2X Strategy Fund

Rydex Health Care Fund

Rydex High Yield Fund

Rydex Internet Fund

Rydex Inverse Dow 2X Strategy Fund

Rydex Inverse Government Long Bond Strategy Fund

Rydex Inverse Mid-Cap Strategy Fund

Rydex Inverse NASDAQ-100® Strategy Fund

Rydex Inverse Russell 2000® Strategy Fund

Rydex Inverse S&P 500 Strategy Fund

Rydex Japan 2X Strategy Fund

Rydex  Leisure Fund

Rydex  Mid Cap 1.5X Strategy Fund

Rydex NASDAQ-100® 2X Strategy Fund

Rydex NASDAQ-100® Strategy Fund

Rydex  Nova Fund

Rydex Precious Metals Fund

Rydex  Real Estate Fund

Rydex  Retailing Fund

Rydex Russell 2000® 1.5X Strategy Fund

Rydex Russell 2000® 2X Strategy Fund

Rydex S&P 500 2X Strategy Fund

Rydex S&P 500 Pure Growth Fund

Rydex S&P 500 Pure Value Fund

Rydex S&P MidCap 400 Pure Growth Fund

Rydex  S&P MidCap 400 Pure Value Fund

Rydex S&P SmallCap 600 Pure Growth Fund

Rydex  S&P SmallCap 600 Pure Value Fund

Rydex Strengthening Dollar 2X Strategy Fund

Rydex  Technology Fund

Rydex  Telecommunications Fund

Rydex Transportation Fund

Rydex Utilities Fund

Rydex Weakening Dollar 2X Strategy Fund

INVESCO VARIABLE INSURANCE FUNDS

Balanced-Risk Allocation Fund Series II

Comstock Fund Series I

Core Equity Fund Series I

Core Plus Bond Series I

Diversified Dividend Fund Series I

Equity and Income Fund Series I

Global Health Care Fund Series I

Global Real Estate Fund Series I

Government Money Market Fund Series I

Government Securities Fund Series I

Growth and Income Fund Series I

High Yield Fund Series I

International Growth Fund Series I

Mid Cap Core Equity Fund Series II

Technology Fund Series I

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.

Asset Strategy Portfolio

Balanced Portfolio

Bond Portfolio

Energy Portfolio

Global Bond Portfolio

Global Natural Resources Portfolio

High Income Portfolio

Limited Term Bond Portfolio

Mid Cap Growth Portfolio

Science and Technology Portfolio

Value Portfolio

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Year Ended December 31, 2016 and Period April 17 (inception) through December 31, 2015

JANUS ASPEN SERIES – Institutional Shares

Balanced Portfolio

Enterprise Portfolio

Forty Portfolio

Global Research Portfolio

Janus Portfolio

Overseas Portfolio

Perkins Mid Cap Value Portfolio

JANUS ASPEN SERIES – Service Shares

Flexible Bond Portfolio

Global Unconstrained Bond Portfolio

INTECH US Low Volatility Portfolio

JOHN HANCOCK VARIABLE INSURANCE TRUST

Emerging Markets Value Trust

JPMORGAN INSURANCE TRUST

Global Allocation Portfolio

Income Builder Portfolio

LAZARD RETIREMENT SERIES, INC.

Emerging Markets Equity Portfolio

Global Dynamic Multi-Asset Portfolio

International Equity Portfolio

US Small-Mid Cap Equity Portfolio

US Strategic Equity Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Aggressive Growth Portfolio

ClearBridge Variable Equity Income Portfolio

ClearBridge Variable Large Cap Growth Portfolio

ClearBridge Variable Small Cap Growth Portfolio

QS Dynamic Multi-Strategy Portfolio

LEGG MASON PARTNERS VAIRABLE INCOME TRUST

Western Asset Global High Yield Bond Portfolio

LORD ABBETT SERIES FUND, INC.

Bond Debenture Portfolio

Calibrated Dividend Growth Portfolio

Growth and Income Portfolio

International Opportunities Portfolio

MFS VARIABLE INSURANCE TRUST (Service Class)

Growth Series

Value Series

NATIONWIDE VARIABLE INSURANCE TRUST

Bond Index Fund

International Index Fund

Mid Cap Index Fund

S&P 500 Index Fund

Small Cap Index Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Absolute Return Multi-Manager Portfolio

Large Cap Value Portfolio

Mid Cap Growth Portfolio

Mid Cap Intrinsic Value Portfolio

Short Duration Bond Portfolio

Socially Responsive Portfolio

NORTHERN LIGHTS VARIABLE TRUST

7Twelve Balanced Portfolio Class 3

Anchor Tactical Credit Strategies Portfolio

BTS Tactical Income Portfolio

JNF Exceed Defined Shield Index Portfolio

JNF SSGA Sector Rotation Portfolio

JNF SSGA Tactical Allocation Portfolio

Mariner Managed Futures Strategy Portfolio Class 2

Power Income Portfolio Class 2

Probabilities Portfolio

TOPS Aggressive Growth ETF Portfolio Class 1

TOPS Balanced ETF Portfolio Class 1

TOPS Conservative ETF Portfolio Class 1 & 2

TOPS Growth ETF Portfolio Class 1

TOPS Managed Risk Balanced ETF Portfolio Class 1 & 2

TOPS Managed Risk Growth ETF Portfolio Class 1 & 2

TOPS Managed Risk Moderate Growth Portfolio Class 1 & 2

TOPS Moderate Growth EFT Portfolio Class 1

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Core Bond Fund

Global Fund

Global Multi-Alternatives Fund

Global Strategic Income Fund

International Growth Fund

Main Street® Fund

PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio

All Asset All Authority Portfolio – Admin

All Asset All Authority Portfolio – Inst

CommodityRealReturn Strategy Portfolio

Emerging Markets Bond Portfolio

Foreign Bond Unhedged Portfolio

Foreign Bond US Dollar-Hedged Portfolio

Global Advantage Strategy Bond Portfolio

Global Bond Unhedged Portfolio

Global Multi-Asset Portfolio

High Yield Portfolio

Income Portfolio

Long-Term US Government Portfolio

Low Duration Portfolio

Real Return Portfolio

Short-Term Portfolio

Total Return Portfolio

Unconstrained Bond Portfolio

PIONEER VARIABLE CONTRACTS TRUST – Class II

Bond Portfolio

Emerging Markets Portfolio

Equity Income Portfolio

Fund Portfolio

High Yield Portfolio

Mid Cap Value Portfolio

Strategic Income Portfolio

PROFUNDS VP

Access VP High Yield Fund

Asia 30 Fund

Banks Fund

Basic Materials Fund

Bear Fund

Biotechnology Fund

Bull Fund

Consumer Goods Fund

Consumer Services Fund

Emerging Markets Fund

Europe 30 Fund

Falling U.S. Dollar Fund

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Year Ended December 31, 2016 and Period April 17 (inception) through December 31, 2015

Financials Fund

Health Care Fund

Industrials Fund

International Fund

Internet Fund

Japan Fund

Large-Cap Growth Fund

Large-Cap Value Fund

Mid-Cap Fund

Mid-Cap Growth Fund

Mid-Cap Value Fund

Money Market Fund

NASDAQ-100 Fund

Oil & Gas Fund

Pharmaceuticals Fund

Precious Metals Fund

Real Estate Fund

Rising Rates Opportunity Fund

Semiconductor Fund

Short Emerging Markets Fund

Short International Fund

Short Mid-Cap Fund

Short NASDAQ-100 Fund

Short Small-Cap Fund

Small Cap Fund

Small-Cap Growth Fund

Small-Cap Value Fund

Technology Fund

Telecommunications Fund

U.S. Government Plus Fund

UltraBull Fund

UltraMid-Cap Fund

UltraNASDAQ-100 Fund

UltraShort NASDAQ-100 Fund

UltraSmall-Cap Fund

Utilities Fund

PUTNAM VARIABLE TRUST

Absolute Return 500 Fund

American Government Income Fund

Diversified Income Fund

Equity Income Fund

High Yield Fund

Income Fund

REDWOOD INVESTMENT MANAGEMENT

Managed Volatility Portfolio Class I

Managed Volatility Portfolio Class N

ROYCE CAPITAL FUND

Micro-Cap Portfolio

Small-Cap Portfolio

SEI INSURANCE PRODUCTS TRUST

Balanced Strategy Fund

Conservative Strategy Fund

Defensive Strategy Fund

Market Growth Strategy Fund

Market Plus Strategy Fund

Moderate Strategy Fund

T. ROWE PRICE EQUITY SERIES, INC.

Blue Chip Growth Portfolio II

Equity Income Portfolio II

Health Sciences Portfolio II

Limited-Term Bond Portfolio II

THIRD AVENUE VARIABLE SERIES TRUST

Value Portfolio

TIMOTHY PLAN VARIABLE SERIES

Conservative Growth Portfolio

Strategic Growth Portfolio

TORTOISE VARIABLE INSURANCE PORTFOLIO

MLP & Pipeline Fund

VANECK VIP TRUST

Emerging Markets Fund

Global Gold Fund

Global Hard Assets Fund

Unconstrained Emerging Markets Bond Fund

VANGUARD VARIABLE INSURANCE FUND

Balanced Portfolio

Capital Growth Portfolio

Diversified Value Portfolio

Equity Income Portfolio

Equity Index Portfolio

Growth Portfolio

High Yield Bond Portfolio

International Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Short-Term Investment Grade Portfolio

Small Company Growth Portfolio

Total Bond Market Index Portfolio

Total Stock Market Index Portfolio

VIRTUS VARIABLE INSURANCE TRUST

Equity Trend Series

International Series

Multi-Sector Fixed Income Series

Real Estate Securities Series

WELLS FARGO VT FUNDS

Discovery Fund

Opportunity Fund

WESTCHESTER CAPITAL

Merger Fund VL

(2)  Summary of Significant Accounting Policies

BASIS OF PRESENTATION

The financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2014, the Financial Accounting Standards Board ("FASB") issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), to clarify the principles for recognizing revenue. While insurance contracts are not within the scope of this updated guidance, service and fee income will be subject to this updated guidance. The updated guidance requires an entity to recognize revenue as

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Year Ended December 31, 2016 and Period April 17 (inception) through December 31, 2015 performance obligations are met, in order to reflect the transfer of promised goods or services to customers in an amount that reflects the consideration the entity is entitled to receive for those goods or services. The following steps are applied in the updated guidance: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, the entity satisfies a performance obligation. The updated guidance is effective for periods beginning after December 15, 2017. The Account is currently evaluating the impact of this guidance on its financial statements.

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

Investments in portfolio shares are valued at fair value using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income and realized gain distributions are recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. The Account does not hold any investments that are restricted as to resale.

Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation period.

FEDERAL INCOME TAXES

No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in the Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. These transfers are included in the Net Transfer line of the accompanying Statement of Changes in Net Assets.

NET TRANSFERS

The Net Transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product plus any transfer of mortality risk as defined in the Annuity Reserves section above.

BREAKAGE

Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Net contract purchase payments line in the accompanying Statement of Changes in Net Assets. Breakage resulted in an expense of $11 and $3 for the year ended December 31, 2016 and for the period April 17, 2015 through December 31, 2015, respectively,

(3)  Financial Instruments and Fair Value

The Account values all investments at fair value. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs are inputs that market participants would use in pricing the investment based on available market data. Unobservable inputs are inputs that reflect the Account's assumptions about the factors market participants would use in valuing the investment based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the observability of inputs as follows:

•  Level 1 – Valuations based on quoted prices in active markets for identical investments.

•  Level 2 – Valuations based on (i) quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly; (ii) quoted prices for similar investments in active markets; and (iii) inputs other than quoted prices that are observable or inputs derived from or corroborated by market data for substantially the full term of the investment.

•  Level 3 – Valuations based on inputs that are unobservable, supported by little or no market activity, and that are significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, such as, the type of product, whether the product is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

Investments in registered investment companies are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund managers. The Account includes these prices in the amounts disclosed in Level 1 of the fair value hierarchy.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Year Ended December 31, 2016 and Period April 17 (inception) through December 31, 2015

The following table presents our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

Fair Value Measurements Using
	Total As of 12/31/2016	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Mutual Funds:
Alternative	$1,022,689	$1,022,689	$—	$—
Balanced	4,466,749	4,466,749	—	—
Bond	13,448,278	13,448,278	—	—
Money Market	3,769,161	3,769,161	—	—
Stock	17,320,112	17,320,112	—	—
	$40,026,989	$40,026,989	—	—
Fair Value Using NAV per share as of December 31, 2016
Investment	Fair Value using NAV	Unfunded commitment	Redemption frequency	Redemption Notice Period*	Other redemption restrictions
Mutual Funds:
Alternative	$1.022,689	N/A	Daily	None	None
Balanced	4,466,749	N/A	Daily	None	None
Bond	13,448,278	N/A	Daily	None	None
Money Market	3,769,161	N/A	Daily	None	None
Stock	17,320,112	N/A	Daily	None	None
	$40,026,989

*  Subject to portfolio managers' discretion and/or excessive trading by Company.

(4)  Purchases and Sales of Investments in Portfolio Shares

The aggregate cost of purchases of investments in portfolio shares was $55,919,004 for the year ended December 31, 2016 and $27,157,645 for the period April 17, 2015 through December 31, 2015. The aggregate proceeds from sales of investments in portfolio shares were $32,205,691 for the year ended December 31, 2016 and $11,050,281 the period April 17, 2015 through December 31, 2015.

(5)  Deductions and Expenses

Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The Company deducts a monthly subscription charge of $20.00 to issue and administer each Monument Advisor NY contract. These fees were $18,729 for the year ended December 31, 2016 and $2,820 for the period April 17, 2015 through December 31, 2015. This charge is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

The Company deducts a total daily charge from certain low cost investments of Monument Advisor NY, which is equivalent to the effective annual rate of .35 percent of the daily total net assets. This fee is charged on the low cost investments that do not provide the Company with the amount of revenue it requires to meet its revenue targets. These fees were $23,915 for the year ended December 31, 2016 and $4,204 the period April 17, 2015 through December 31, 2015.

Pursuant to an agreement between the Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Account.

(6)  Financial Highlights

The following table discloses total returns, investment income and expense ratios for each offered fund in the Account.

The total return is presented using the minimum and maximum expense ratio unit values and is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the product. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Year Ended December 31, 2016 and Period April 17 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
AB Variable Products Series Fund, Inc.:
Dynamic Asset Allocation Portfolio
December 31, 2016	—	$12.46	$—	3.40%	0.00%	—
December 31, 2015	—	12.05	—	-5.49%		—
Inception April 17, 2015	—	12.75	—
Global Thematic Growth Portfolio
December 31, 2016	—	11.88	—	-0.92%	0.00%	—
December 31, 2015	—	11.99	—	-4.69%		—
Inception April 17, 2015	—	12.58	—
Growth and Income Portfolio
December 31, 2016	8	19.90	163	11.30%	1.27%	—
December 31, 2015	—	17.88	—	0.11%	0.00%	—
Inception April 17, 2015	—	17.86	—
International Growth Portfolio
December 31, 2016	—	8.17	—	-7.05%	0.00%	—
December 31, 2015	—	8.79	—	-8.44%		—
Inception April 17, 2015	—	9.60	—
International Value Portfolio
December 31, 2016	2	7.28	16	-0.82%	2.77%	—
December 31, 2015	—	7.34	—	-6.50%		—
Inception April 17, 2015	—	7.85	—
Small Mid-Cap Value Portfolio
December 31, 2016	4	23.67	99	24.78%	0.39%	—
December 31, 2015	1	18.97	27	-8.09%	0.00%	—
Inception April 17, 2015	—	20.64	—
Advisors Preferred Trust:
Gold Bullion Strategy Portfolio
December 31, 2016	3	8.42	24	6.85%	0.00%	—
December 31, 2015	1	7.88	6	-13.41%	0.00%	—
Inception April 17, 2015	—	9.10	—
The Alger Portfolios:
Capital Appreciation Portfolio
December 31, 2016	1	35.13	47	0.49%	0.24%	—
December 31, 2015	1	34.96	29	0.52%	0.00%	—
Inception April 17, 2015	—	34.78	—
Large Cap Growth Portfolio
December 31, 2016	—	22.22	10	-0.85%	0.00%	—
December 31, 2015	—	22.41	—	-4.35%	0.00%	—
Inception April 17, 2015	—	23.43	—
Mid Cap Growth Portfolio
December 31, 2016	—	20.20	—	0.95%	0.00%	—
December 31, 2015	—	20.01	—	-8.17%		—
Inception April 17, 2015	—	21.79	—
ALPS Variable Investment Trust:
ALPS/Alerian Energy Infrastructure Portfolio
December 31, 2016	37	10.49	392	40.81%	2.63%	—
December 31, 2015	17	7.45	127	-37.13%	2.16%	—
Inception April 17, 2015	—	11.85	—
ALPS/Red Rocks Listed Private Equity Portfolio
December 31, 2016	—	9.99	—	8.00%	0.00%	—
December 31, 2015	—	9.25	—	-7.04%		—
Inception May 1, 2015	—	9.95	—
ALPS Variable Investment Trust:
Morngingstar ETF Asset Allocation Series:
Aggressive Growth Portfolio
December 31, 2016	—	14.03	—	11.17%	0.00%	—
December 31, 2015	—	12.62	—	-6.73%		—
Inception April 17, 2015	—	13.53	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Year Ended December 31, 2016 and Period April 17 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
Morngingstar ETF Asset Allocation Series: (continued)
Balanced Portfolio
December 31, 2016	4	$14.01	$52	8.52%	3.01%	—
December 31, 2015	—	12.91	—	-5.28%		—
Inception April 17, 2015	—	13.63	—
Conservative Portfolio
December 31, 2016	—	12.71	—	4.61%	0.00%	—
December 31, 2015	—	12.15	—	-3.11%		—
Inception April 17, 2015	—	12.54	—
Growth Portfolio
December 31, 2016	2	14.14	30	9.70%	0.00%	—
December 31, 2015	—	12.89	—	-6.05%		—
Inception April 17, 2015	—	13.72	—
Income and Growth Portfolio
December 31, 2016	1	13.31	18	6.39%	2.23%	—
December 31, 2015	—	12.51	—	-4.21%		—
Inception April 17, 2015	—	13.06	—
American Century Variable Portfolios, Inc.:
Balanced Fund
December 31, 2016	3	19.93	52	6.98%	1.95%	—
December 31, 2015	—	18.63	—	-3.62%	0.00%	—
Inception April 17, 2015	—	19.33	—
Income & Growth Fund
December 31, 2016	2	21.53	42	13.49%	2.38%	—
December 31, 2015	1	18.97	28	-5.67%	1.84%	—
Inception April 17, 2015	—	20.11	—
Inflation Protection Fund
December 31, 2016	8	14.76	122	4.38%	0.96%	—
December 31, 2015	—	14.14	—	-5.04%		—
Inception April 17, 2015	—	14.89	—
International Fund
December 31, 2016	—	16.89	—	-5.48%	0.16%	—
December 31, 2015	—	17.87	—	-4.95%		—
Inception April 17, 2015	—	18.80	—
Large Company Value Fund
December 31, 2016	—	15.27	—	15.25%	0.00%	—
December 31, 2015	—	13.25	—	-5.15%		—
Inception April 17, 2015	—	13.97	—
Ultra Fund
December 31, 2016	—	20.49	—	4.49%	0.00%	—
December 31, 2015	—	19.61	—	1.76%		—
Inception April 17, 2015	—	19.27	—
Value Fund
December 31, 2016	—	24.14	—	20.52%	0.00%	—
December 31, 2015	—	20.03	—	-4.71%		—
Inception April 17, 2015	—	21.02	—
Asset Allocation Fund
December 31, 2016	11	11.89	127	9.18%	1.90%	—
December 31, 2015	1	10.89	10	-1.00%	4.42%	—
Inception April 17, 2015	—	11.00	—
Blue Chip Income and Growth Fund
December 31, 2016	3	13.72	36	18.48%	12.86%	—
December 31, 2015	—	11.58	—	-4.69%		—
Inception April 17, 2015	—	12.15	—
Bond Fund
December 31, 2016	54	10.72	574	2.78%	2.02%	—
December 31, 2015	—	10.43	—	-2.07%		—
Inception April 17, 2015	—	10.65	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Year Ended December 31, 2016 and Period April 17 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
American Century Variable Portfolios, Inc.: (continued)
Global Bond Fund
December 31, 2016	—	$9.91	$—	2.38%	0.00%	—
December 31, 2015	—	9.68	—	-4.35%		—
Inception April 17, 2015	—	10.12	—
Growth Fund
December 31, 2016	8	13.11	101	9.25%	0.49%	—
December 31, 2015	13	12.00	154	1.44%	1.40%	—
Inception April 17, 2015	—	11.83	—
Growth-Income Fund
December 31, 2016	15	12.96	199	11.24%	1.26%	—
December 31, 2015	—	11.65	—	-2.10%		—
Inception April 17, 2015	—	11.90	—
High-Income Bond Fund
December 31, 2016	84	11.02	931	17.36%	4.40%	—
December 31, 2015	—	9.39	—	-10.14%		—
Inception April 17, 2015	—	10.45	—
International Fund
December 31, 2016	35	10.06	357	3.29%	1.30%	—
December 31, 2015	19	9.74	184	-11.86%	2.38%	—
Inception April 17, 2015	—	11.05	—
Managed Risk Asset Allocation Fund
December 31, 2016	9	11.17	98	7.30%	1.32%	—
December 31, 2015	9	10.41	95	-2.53%	1.98%	—
Inception April 17, 2015	—	10.68	—
Managed Risk Blue Chip Income and Growth Fund
December 31, 2016	2	11.76	25	13.40%	4.93%	—
December 31, 2015	—	10.37	—	-6.91%		—
Inception April 17, 2015	—	11.14	—
Mortgage Fund
December 31, 2016	63	10.77	678	1.99%	1.54%	—
December 31, 2015	37	10.56	392	-0.38%	5.28%	—
Inception April 17, 2015	—	10.60	—
New World Fund
December 31, 2016	5	9.99	51	5.05%	0.46%
December 31, 2015	—	9.51	—	-5.37%
Inception July 31, 2015	—	10.05	—
BlackRock Variable Series Funds:
Equity Dividend Fund
December 31, 2016	—	18.23	—	16.04%	0.00%	—
December 31, 2015	—	15.71	—	-0.44%		—
Inception April 17, 2015	—	15.78	—
Global Allocation Fund
December 31, 2016	27	13.17	358	3.78%	1.31%	—
December 31, 2015	22	12.69	276	-5.16%	1.64%	—
Inception April 17, 2015	—	13.38	—
High Yield Fund
December 31, 2016	19	13.48	251	12.80%	5.23%	—
December 31, 2015	13	11.95	150	-6.79%	3.60%	—
Inception April 17, 2015	—	12.82	—
iShares® Alternative Strategies Fund
December 31, 2016	—	10.05	—	6.24%	0.00%	—
December 31, 2015	—	9.46	—	-5.59%	0.00%	—
Inception May 1, 2015	—	10.02	—
iShares® Dynamic Fixed Income Fund
December 31, 2016	—	9.88	—	3.24%	0.00%	—
December 31, 2015	—	9.57	—	-2.35%		—
Inception May 1, 2015	—	9.80	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Year Ended December 31, 2016 and Period April 17 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
BlackRock Variable Series Funds: (continued)
Large Cap Core Fund
December 31, 2016	—	$19.17	$—	10.24%	0.00%	—
December 31, 2015	—	17.39	—	-0.97%		—
Inception April 17, 2015	—	17.56	—
Large Cap Growth Fund
December 31, 2016	—	19.82	—	7.54%	0.00%	—
December 31, 2015	—	18.43	—	0.71%		—
Inception April 17, 2015	—	18.30	—
Large Cap Value Fund
December 31, 2016	—	19.52	—	13.16%	0.00%	—
December 31, 2015	—	17.25	—	-2.43%		—
Inception April 17, 2015	—	17.68	—
Total Return Fund
December 31, 2016	70	11.28	794	2.45%	1.77%	—
December 31, 2015	5	11.01	59	-2.39%	1.21%	—
Inception April 17, 2015	—	11.28	—
U.S. Government Bond Fund
December 31, 2016	33	10.44	341	0.97%	1.43%	—
December 31, 2015	14	10.34	144	-1.52%	1.38%	—
Inception April 17, 2015	—	10.50	—
Calvert Variable Products:
SRI Balanced Portfolio
December 31, 2016	5	11.23	55	7.36%	5.37%	—
December 31, 2015	—	10.46	—	-4.82%		—
Inception April 17, 2015		—	10.99	—		—
Columbia Funds Variable Series Trust:
AQR Managed Futures Strategy Portfolio
December 31, 2016	20	9.08	185	-9.11%	6.01%	—
December 31, 2015	—	9.99	—	-0.10%		—
Inception December 18, 2015	—	10.00	—
Select Large-Cap Value Portfolio
December 31, 2016	—	19.09	—	19.99%	0.00%	—
December 31, 2015	—	15.91	—	-5.41%		—
Inception April 17, 2015	—	16.82	—
Select Smaller-Cap Value Portfolio
December 31, 2016	—	18.09	—	13.99%	0.00%	—
December 31, 2015	—	15.87	—	-9.05%		—
Inception April 17, 2015	—	17.45	—
Seligman Global Technology Portfolio
December 31, 2016	—	37.49	—	19.02%	0.00%	—
December 31, 2015	—	31.50	—	3.96%	0.00%	—
Inception April 17, 2015	—	30.30	—
Strategic Income Portfolio
December 31, 2016	—	10.41	—	4.10%	0.00%	—
Inception May 2, 2016	—	10.00	—
Credit Suisse Trust:
Commodity Return Strategy Fund
December 31, 2016	1	5.63	8	12.15%	0.00%	—
December 31, 2015	—	5.02	—	-23.01%	0.00%	—
Inception April 17, 2015	—	6.52	—
Delaware VIP Trust:
Small Cap Value Series
December 31, 2016	6	12.30	79	31.13%	0.65%
December 31, 2015		—	9.38	—	-6.48%
Inception July 31, 2015	—	10.03	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Year Ended December 31, 2016 and Period April 17 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
DFA Investment Dimensions Group, Inc.:
VA Global Bond Portfolio
December 31, 2016	73	$10.54	$766	1.44%	4.59%	0.25%
December 31, 2015	—	10.39	5	-0.48%	7.12%	0.25%
Inception April 17, 2015	—	10.44	—
VA Global Moderate Allocation Portfolio
December 31, 2016	111	10.74	1,192	8.81%	1.80%	0.25%
December 31, 2015	92	9.87	913	-5.10%	2.21%	0.25%
Inception April 17, 2015	—	10.40	—
VA International Small Portfolio
December 31, 2016	29	10.59	307	6.01%	3.18%	0.25%
December 31, 2015	14	9.99	137	-2.25%	4.97%	0.25%
Inception April 17, 2015	—	10.22	—
VA International Value Portfolio
December 31, 2016	80	9.40	751	8.92%	4.26%	0.25%
December 31, 2015	45	8.63	388	-13.96%	6.56%	0.25%
Inception April 17, 2015	—	10.03	—
VA Short-Term Fixed Portfolio
December 31, 2016	13	10.03	126	0.50%	1.50%	0.25%
December 31, 2015	1	9.98	7	-0.20%	1.39%	0.25%
Inception April 17, 2015	—	10.00	—
VA U.S. Large Value Portfolio
December 31, 2016	43	12.45	536	18.57%	2.60%	0.25%
December 31, 2015	25	10.50	264	-5.41%	5.16%	0.25%
Inception April 17, 2015	—	11.10	—
VA U.S. Targeted Value Portfolio
December 31, 2016	35	12.45	438	27.17%	1.63%	0.25%
December 31, 2015	9	9.79	83	-8.76%	2.44%	0.25%
Inception April 17, 2015	—	10.73	—
The Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio
December 31, 2016	4	29.98	117	25.70%	0.63%	—
December 31, 2015	2	23.85	45	-5.43%	0.00%	—
Inception April 17, 2015	—	25.22	—
The Dreyfus Socially Responsible Growth Fund, Inc.
December 31, 2016	1	23.85	24	10.37%	0.00%	—
December 31, 2015	—	21.61	—	-4.97%		—
Inception April 17, 2015	—	22.74	—
Dreyfus Stock Index Fund
December 31, 2016	81	12.74	1,038	11.36%	3.34%	0.25%
December 31, 2015	—	11.44	—	-0.61%		0.25%
Inception April 17, 2015	—	11.51	—
Dreyfus Variable Investment Fund:
International Value Portfolio
December 31, 2016	7	12.30	90	-1.44%	0.00%	—
December 31, 2015	—	12.48	—	-11.17%		—
Inception April 17, 2015	—	14.05	—
Eaton Vance Variable Trust:
Floating-Rate Income Fund
December 31, 2016	95	12.89	1,227	8.87%	3.39%	—
December 31, 2015	—	11.84	3	-3.19%	2.43%	—
Inception April 17, 2015	—	12.23	—
Large-Cap Value Fund
December 31, 2016	—	18.64	3	9.07%	0.00%	—
December 31, 2015	—	17.09	—	-3.12%	2.22%	—
Inception April 17, 2015	—	17.64	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Year Ended December 31, 2016 and Period April 17 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
Federated Insurance Series:
High Income Bond Fund II
December 31, 2016	1	$23.31	$30	14.77%	0.16%	—
December 31, 2015	—	20.31	—	-6.02%	0.00%	—
Inception April 17, 2015	—	21.61	—
Kaufmann Fund II
December 31, 2016	—	19.08	9	3.41%	0.00%	—
December 31, 2015	—	18.45	—	-4.01%		—
Inception April 17, 2015	—	19.22	—
Managed Volatility Fund II
December 31, 2016	3	22.20	58	7.71%	2.51%	—
December 31, 2015	8	20.61	156	-9.49%	0.00%	—
Inception April 17, 2015	—	22.77	—
Fidelity Variable Insurance Products:
Balanced Portfolio
December 31, 2016	1	16.38	18	6.99%	2.55%	—
December 31, 2015	6	15.31	92	-2.55%	2.03%	—
Inception April 17, 2015	—	15.71	—
Contrafund Portfolio
December 31, 2016	3	19.01	59	7.77%	0.61%	—
December 31, 2015	4	17.64	77	-2.86%	0.92%	—
Inception April 17, 2015	—	18.16	—
Disciplined Small Cap Portfolio
December 31, 2016	1	21.95	14	22.28%	0.86%	—
December 31, 2015	—	17.95	—	-7.71%		—
Inception April 17, 2015	—	19.45	—
Equity-Income Portfolio
December 31, 2016	—	19.62	—	17.70%	0.00%	—
December 31, 2015	—	16.67	—	-5.87%		—
Inception April 17, 2015	—	17.71	—
Freedom Income Portfolio
December 31, 2016	—	10.19	—	1.90%	0.00%	—
Inception May 2, 2016	—	10.00	—
Growth Portfolio
December 31, 2016	2	19.77	40	0.56%	0.00%	—
December 31, 2015	2	19.66	33	2.18%	0.06%	—
Inception April 17, 2015	—	19.24	—
Growth & Income Portfolio
December 31, 2016	—	21.05	—	15.79%	0.00%	—
December 31, 2015	—	18.18	—	-4.72%		—
Inception April 17, 2015	—	19.08	—
Growth Opportunities Portfolio
December 31, 2016	—	21.13	—	0.09%	0.00%	—
December 31, 2015	—	21.11	—	1.39%		—
Inception April 17, 2015	—	20.82	—
High Income Portfolio
December 31, 2016	—	13.93	—	14.18%	0.00%	—
December 31, 2015	—	12.20	—	-7.85%		—
Inception April 17, 2015	—	13.24	—
International Capital Appreciation Portfolio
December 31, 2016	—	14.01	—	-3.18%	0.00%	—
December 31, 2015	—	14.47	—	-2.69%		—
Inception April 17, 2015	—	14.87	—
Investment Grade Bond Portfolio
December 31, 2016	26	12.05	310	4.51%	3.24%	—
December 31, 2015	—	11.53	—	-3.03%		—
Inception April 17, 2015	—	11.89	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Year Ended December 31, 2016 and Period April 17 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
Fidelity Variable Insurance Products: (continued)
Mid Cap Portfolio
December 31, 2016	3	$16.75	$44	11.97%	0.39%	—
December 31, 2015	2	14.96	27	-6.32%	0.29%	—
Inception April 17, 2015	—	15.97	—
Overseas Portfolio
December 31, 2016	8	11.87	92	-5.27%	1.40%	—
December 31, 2015	6	12.53	79	-4.13%	4.83%	—
Inception April 17, 2015	—	13.07	—
Real Estate Portfolio
December 31, 2016	—	19.50	9	5.46%	0.38%	—
December 31, 2015	—	18.49	—	1.09%		—
Inception April 17, 2015	—	18.29	—
Strategic Income Portfolio
December 31, 2016	5	12.59	63	7.98%	3.82%	—
December 31, 2015	4	11.66	44	-4.50%	9.73%	—
Inception April 17, 2015	—	12.21	—
Value Portfolio
December 31, 2016	—	20.30	—	11.72%	0.00%	—
December 31, 2015	—	18.17	—	-5.17%		—
Inception April 17, 2015	—	19.16	—
First Eagle Variable Funds:
Overseas Variable Fund
December 31, 2016	—	19.33	—	5.17%	0.00%	—
December 31, 2015	1	18.38	27	-5.55%	0.74%	—
Inception April 17, 2015	—	19.46	—
Franklin Templeton Variable Insurance Products Trust:
Global Real Estate II Fund
December 31, 2016	—	20.55	—	0.54%	0.00%	—
December 31, 2015	—	20.44	—	-3.13%		—
Inception April 17, 2015	—	21.10	—
High Income II Fund
December 31, 2016	—	22.28	—	16.96%	0.00%	—
December 31, 2015	—	19.05	—	-11.72%		—
Inception April 17, 2015	—	21.58	—
Income II Fund
December 31, 2016	1	22.42	27	14.04%	5.44%	—
December 31, 2015	—	19.66	—	-8.81%		—
Inception April 17, 2015	—	21.56	—
Mutual Shares II Fund
December 31, 2016	2	23.74	57	16.09%	2.30%	—
December 31, 2015	1	20.45	28	-8.46%	0.00%	—
Inception April 17, 2015	—	22.34	—
Rising Dividends II Fund
December 31, 2016	11	11.19	128	16.08%	1.53%	—
December 31, 2015	—	9.64	—	-3.41%		—
Inception July 31, 2015	—	9.98	—
Strategic Income II Fund
December 31, 2016	3	18.14	56	7.98%	4.19%	—
December 31, 2015	5	16.80	91	-5.62%	5.92%	—
Inception April 17, 2015	—	17.80	—
Templeton Global Bond II Fund
December 31, 2016	19	16.97	321	2.97%	0.00%	—
December 31, 2015	18	16.48	291	-5.40%	1.36%	—
Inception April 17, 2015	—	17.42	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Year Ended December 31, 2016 and Period April 17 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
Franklin Templeton Variable Insurance Products Trust: (continued)
U.S. Government Securities II Fund
December 31, 2016	5	$12.43	$57	0.73%	2.70%	—
December 31, 2015	5	12.34	57	-0.40%	0.00%	—
Inception April 17, 2015	—	12.39	—
Goldman Sachs Variable Insurance Trust:
Multi-Strategy Alternatives Fund
December 31, 2016	1	9.41	10	0.32%	0.71%	—
December 31, 2015	—	9.38	—	-5.63%		—
Inception April 17, 2015	—	9.94	—
Strategic Income Fund
December 31, 2016	—	9.98	—	0.71%	0.00%	—
December 31, 2015	—	9.91	—	-0.90%		—
Inception October 30, 2015	—	10.00	—
Guggenheim Variable Insurance Funds:
CLS AdvisorOne Global Diversified Equity Fund
December 31, 2016	—	18.14	—	8.49%	0.00%	—
December 31, 2015	—	16.72	—	-9.08%		—
Inception April 17, 2015	—	18.39	—
CLS AdvisorOne Growth and Income Fund
December 31, 2016	—	14.76	—	7.03%	0.00%	—
December 31, 2015	—	13.79	—	-6.13%		—
Inception April 17, 2015	—	14.69	—
Global Managed Futures Strategy Fund
December 31, 2016	1	6.97	8	-14.79%	3.85%	—
December 31, 2015	—	8.18	3	-9.11%	0.00%	—
Inception April 17, 2015	—	9.00	—
Long Short Equity Fund
December 31, 2016	—	16.43	—	0.67%	0.00%	—
December 31, 2015	—	16.32	—	-0.61%	0.00%	—
Inception April 17, 2015	—	16.42	—
Multi-Hedge Strategies Fund
December 31, 2016	7	10.30	68	-0.48%	0.10%	—
December 31, 2015	6	10.35	64	-0.58%	0.00%	—
Inception April 17, 2015	—	10.41	—
Rydex Banking Fund
December 31, 2016	—	8.68	—	27.27%	0.00%	—
December 31, 2015	—	6.82	—	-4.48%		—
Inception April 17, 2015	—	7.14	—
Rydex Basic Materials Fund
December 31, 2016	6	19.64	121	30.85%	0.00%	—
December 31, 2015	—	15.01	—	-19.30%		—
Inception April 17, 2015	—	18.60	—
Rydex Biotechnology Fund
December 31, 2016	—	38.33	—	-19.66%	0.00%	—
December 31, 2015	—	47.71	3	-7.93%	0.00%	—
Inception April 17, 2015	—	51.82	—
Rydex Commodities Strategy Fund
December 31, 2016	—	2.74	—	10.04%	0.00%	—
December 31, 2015	—	2.49	—	-32.70%		—
Inception April 17, 2015	—	3.70	—
Rydex Consumer Products Fund
December 31, 2016	10	28.39	274	5.42%	0.79%	—
December 31, 2015	28	26.93	748	2.86%	0.00%	—
Inception April 17, 2015	—	26.18	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Year Ended December 31, 2016 and Period April 17 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Dow 2X Strategy Fund
December 31, 2016	—	$30.15	$—	30.75%	0.00%	—
December 31, 2015	—	23.06	—	-4.32%		—
Inception April 17, 2015	—	24.10	—
Rydex Electronics Fund
December 31, 2016	—	20.47	—	24.36%	0.00%	—
December 31, 2015	—	16.46	—	-4.36%		—
Inception April 17, 2015	—	17.21	—
Rydex Energy Fund
December 31, 2016	1	15.10	20	31.42%	0.40%	—
December 31, 2015	—	11.49	3	-34.72%	0.00%	—
Inception April 17, 2015	—	17.60	—
Rydex Energy Services Fund
December 31, 2016	—	12.61	—	23.14%	0.00%	—
December 31, 2015	—	10.24	—	-33.81%		—
Inception April 17, 2015	—	15.47	—
Rydex Europe 1.25X Strategy Fund
December 31, 2016	—	8.61	—	-5.59%	0.00%	—
December 31, 2015	—	9.12	—	-13.64%		—
Inception April 17, 2015	—	10.56	—
Rydex Financial Services Fund
December 31, 2016	1	12.65	17	15.84%	0.00%	—
December 31, 2015	—	10.92	—	-3.62%		—
Inception April 17, 2015	—	11.33	—
Rydex Government Long Bond 1.2X Strategy Fund
December 31, 2016	—	17.72	—	-0.34%	1.16%	—
December 31, 2015	—	17.78	—	-10.61%		—
Inception April 17, 2015	—	19.89	—
Rydex Health Care Fund
December 31, 2016	1	24.89	15	-9.69%	0.00%	—
December 31, 2015	9	27.56	235	-6.61%	0.00%	—
Inception April 17, 2015	—	29.51	—
Rydex High Yield Strategy Fund
December 31, 2016	—	11.13	—	11.63%	0.00%	—
December 31, 2015	—	9.97	—	-3.30%		—
Inception April 17, 2015	—	10.31	—
Rydex Internet Fund
December 31, 2016	—	29.55	—	4.42%	0.00%	—
December 31, 2015	—	28.30	—	4.51%		—
Inception April 17, 2015	—	27.08	—
Rydex Inverse Dow 2X Strategy Fund
December 31, 2016	—	0.66	—	-29.03%	0.00%	—
December 31, 2015	—	0.93	—	-5.10%		—
Inception April 17, 2015	—	0.98	—
Rydex Inverse Government Long Bond Strategy Fund
December 31, 2016	—	4.07	—	-2.86%	0.00%	—
December 31, 2015	—	4.19	—	5.54%		—
Inception April 17, 2015	—	3.97	—
Rydex Inverse Mid-Cap Strategy Fund
December 31, 2016	—	2.09	—	-18.99%	0.00%	—
December 31, 2015	—	2.58	—	4.45%		—
Inception April 17, 2015	—	2.47	—
Rydex Inverse NASDAQ-100® Strategy Fund
December 31, 2016	—	1.81	—	-9.50%	0.00%	—
December 31, 2015	—	2.00	—	-9.91%		—
Inception April 17, 2015	—	2.22	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Year Ended December 31, 2016 and Period April 17 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Inverse Russell 2000® Strategy Fund
December 31, 2016	—	$1.87	$—	-20.09%	0.00%	—
December 31, 2015	—	2.34	—	5.41%		—
Inception April 17, 2015	—	2.22	—
Rydex Inverse S&P 500 Strategy Fund
December 31, 2016	—	2.96	—	-11.90%	0.00%	—
December 31, 2015	—	3.36	—	-2.33%		—
Inception April 17, 2015	—	3.44	—
Rydex Japan 2X Strategy Fund
December 31, 2016	—	16.61	—	8.92%	0.00%	—
December 31, 2015	—	15.25	—	-12.31%		—
Inception April 17, 2015	—	17.39	—
Rydex Leisure Fund
December 31, 2016	—	23.22	—	9.53%	0.00%	—
December 31, 2015	—	21.20	—	-2.93%		—
Inception April 17, 2015	—	21.84	—
Rydex Mid Cap 1.5X Strategy Fund
December 31, 2016	—	31.45	—	29.64%	0.00%	—
December 31, 2015	—	24.26	—	-11.40%		—
Inception April 17, 2015	—	27.38	—
Rydex NASDAQ-100® Fund
December 31, 2016	1	32.42	17	5.98%	0.00%	—
December 31, 2015	2	30.59	60	5.48%	0.00%	—
Inception April 17, 2015	—	29.00	—
Rydex NASDAQ-100® 2X Strategy Fund
December 31, 2016	3	57.76	196	9.60%	0.00%	—
December 31, 2015	3	52.70	182	9.25%	0.00%	—
Inception April 17, 2015	—	48.24	—
Rydex Nova Fund
December 31, 2016	9	24.35	214	15.73%	0.00%	—
December 31, 2015	—	21.04	—	-2.50%		—
Inception April 17, 2015	—	21.58	—
Rydex Precious Metals Fund
December 31, 2016	8	9.99	78	65.67%	0.00%	—
December 31, 2015	—	6.03	—	-32.55%		—
Inception April 17, 2015	—	8.94	—
Rydex Real Estate Fund
December 31, 2016	1	17.64	16	10.18%	0.00%	—
December 31, 2015	—	16.01	—	-3.38%		—
Inception April 17, 2015	—	16.57	—
Rydex Retailing Fund
December 31, 2016	1	23.06	16	0.30%	0.00%	—
December 31, 2015	—	22.99	—	-5.97%		—
Inception April 17, 2015	—	24.45	—
Rydex Russell 2000® 1.5X Strategy Fund
December 31, 2016	—	25.80	—	30.37%	0.00%	—
December 31, 2015	—	19.79	—	-13.99%		—
Inception April 17, 2015	—	23.01	—
Rydex Russell 2000® 2X Strategy Fund
December 31, 2016	—	15.10	—	38.03%	0.00%	—
December 31, 2015	—	10.94	—	-18.90%		—
Inception April 17, 2015	—	13.49	—
Rydex S&P 500 2X Strategy Fund
December 31, 2016	—	25.69	—	20.38%	0.00%	—
December 31, 2015	—	21.34	—	-3.79%		—
Inception April 17, 2015	—	22.18	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Year Ended December 31, 2016 and Period April 17 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex S&P 500 Pure Growth Fund
December 31, 2016	—	$23.95	$—	2.57%	0.00%	—
December 31, 2015	1	23.35	30	-3.27%	0.00%	—
Inception April 17, 2015	—	24.14	—
Rydex S&P 500 Pure Value Fund
December 31, 2016	1	23.10	18	17.38%	1.41%	—
December 31, 2015	—	19.68	—	-9.60%		—
Inception April 17, 2015	—	21.77	—
Rydex S&P MidCap 400 Pure Growth Fund
December 31, 2016	—	27.41	—	2.70%	0.00%	—
December 31, 2015	—	26.69	—	-6.15%	0.00%	—
Inception April 17, 2015	—	28.44	—
Rydex S&P MidCap 400 Pure Value Fund
December 31, 2016	—	23.84	—	28.86%	0.00%	—
December 31, 2015	—	18.50	—	-13.43%		—
Inception April 17, 2015	—	21.37	—
Rydex S&P SmallCap 600 Pure Growth Fund
December 31, 2016	—	25.87	3	18.72%	0.00%	—
December 31, 2015	—	21.79	—	-8.71%	0.00%	—
Inception April 17, 2015	—	23.87	—
Rydex S&P SmallCap 600 Pure Value Fund
December 31, 2016	1	22.00	30	31.74%	0.00%	—
December 31, 2015	1	16.70	18	-15.44%	0.00%	—
Inception April 17, 2015	—	19.75	—
Rydex Strengthening Dollar 2X Strategy Fund
December 31, 2016	—	9.10	—	6.93%	0.00%	—
December 31, 2015	—	8.51	—	-0.70%		—
Inception April 17, 2015	—	8.57	—
Rydex Technology Fund
December 31, 2016	1	22.03	16	11.04%	0.00%	—
December 31, 2015	—	19.84	—	-1.20%		—
Inception April 17, 2015	—	20.08	—
Rydex Telecommunications Fund
December 31, 2016	1	14.19	19	17.37%	0.00%	—
December 31, 2015	—	12.09	—	-8.34%		—
Inception April 17, 2015	—	13.19	—
Rydex Transportation Fund
December 31, 2016	—	25.50	—	15.44%	0.00%	—
December 31, 2015	—	22.09	—	-12.10%		—
Inception April 17, 2015	—	25.13	—
Rydex Utilities Fund
December 31, 2016	1	21.96	16	16.38%	0.00%	—
December 31, 2015	—	18.87	—	-3.18%	0.00%	—
Inception April 17, 2015	—	19.49	—
Rydex Weakening Dollar 2X Strategy Fund
December 31, 2016	—	6.60	—	-8.59%	0.00%	—
December 31, 2015	—	7.22	—	-3.35%		—
Inception April 17, 2015	—	7.47	—
Variable Series Floating Rate Strategies Fund
December 31, 2016	88	11.47	1,015	8.51%	3.83%	—
December 31, 2015	22	10.57	233	-1.49%	0.00%	—
Inception April 17, 2015	—	10.73	—
Variable Series High Yield Fund
December 31, 2016	—	14.47	—	17.45%	0.00%	—
December 31, 2015	—	12.32	—	-7.16%		—
Inception April 17, 2015	—	13.27	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Year Ended December 31, 2016 and Period April 17 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
Guggenheim Variable Insurance Funds: (continued)
Variable Series Small Cap Value Fund
December 31, 2016	—	$19.85	$—	26.59%	0.00%	—
December 31, 2015	—	15.68	—	-8.41%		—
Inception April 17, 2015	—	17.12	—
Variable Series StylePlus Large Growth Fund
December 31, 2016	—	18.89	—	8.75%	0.00%	—
December 31, 2015	—	17.37	—	1.05%		—
Inception April 17, 2015	—	17.19	—
Variable Series StylePlus Mid Growth Fund
December 31, 2016	—	18.86	—	8.64%	0.00%	—
December 31, 2015	—	17.36	—	-5.75%		—
Inception April 17, 2015	—	18.42	—
Variable Series U.S. Total Return Bond Fund
December 31, 2016	3	13.11	35	6.85%	0.00%	—
December 31, 2015	—	12.27	—	-1.05%		—
Inception April 17, 2015	—	12.40	—
Invesco Variable Insurance Funds:
Balanced Risk Allocation Fund
December 31, 2016	—	11.87	—	11.56%	1.53%	—
December 31, 2015	—	10.64	—	-8.90%		—
Inception April 17, 2015	—	11.68	—
Comstock Fund
December 31, 2016	—	20.18	—	17.33%	0.00%	—
December 31, 2015	1	17.20	26	-7.92%	0.00%	—
Inception April 17, 2015	—	18.68	—
Core Equity Fund
December 31, 2016	—	19.24	—	10.26%	0.00%	—
December 31, 2015	—	17.45	—	-6.78%		—
Inception April 17, 2015	—	18.72	—
Core Plus Bond Fund
December 31, 2016	—	10.24	—	2.40%	0.00%	—
Inception May 2, 2016	—	10.00	—
Diversified Dividend Fund
December 31, 2016	10	18.97	193	14.76%	1.29%	—
December 31, 2015	1	16.53	21	0.06%	0.00%	—
Inception April 17, 2015	—	16.52	—
Equity and Income Fund
December 31, 2016	5	17.79	94	15.15%	3.28%	—
December 31, 2015	—	15.45	—	-3.68%		—
Inception April 17, 2015	—	16.04	—
Global Health Care Fund
December 31, 2016	—	24.58	—	-11.49%	0.00%	—
December 31, 2015	—	27.77	—	-6.78%		—
Inception April 17, 2015	—	29.79	—
Global Real Estate Fund
December 31, 2016	1	19.14	24	2.03%	1.60%	—
December 31, 2015	1	18.76	24	-5.92%	0.00%	—
Inception April 17, 2015	—	19.94	—
Government Money Market Fund
December 31, 2016	328	10.02	3,286	0.10%	0.10%	—
December 31, 2015	237	10.01	2,374	0.00%	0.01%	—
Inception April 17, 2015	—	10.01	—
Government Securities Fund
December 31, 2016	1	13.65	8	1.19%	2.12%	—
December 31, 2015	—	13.49	—	-1.39%		—
Inception April 17, 2015	—	13.68	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Year Ended December 31, 2016 and Period April 17 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
Invesco Variable Insurance Funds: (continued)
Growth and Income Fund
December 31, 2016	—	$20.38	$—	19.67%	0.00%	—
December 31, 2015	—	17.03	—	-4.22%		—
Inception April 17, 2015	—	17.78	—
High Yield Fund
December 31, 2016	—	20.95	—	11.20%	0.00%	—
December 31, 2015	—	18.84	—	-6.55%		—
Inception April 17, 2015	—	20.16	—
International Growth Fund
December 31, 2016	1	11.00	13	-0.45%	0.00%	—
December 31, 2015	—	11.05	—	-8.60%		—
Inception April 17, 2015	—	12.09	—
Mid Cap Core Equity Fund
December 31, 2016	—	21.04	6	13.18%	0.00%	—
December 31, 2015	2	18.59	32	-6.82%	0.13%	—
Inception April 17, 2015	—	19.95	—
Technology Fund
December 31, 2016	—	22.76	5	-0.78%	0.00%	—
December 31, 2015	—	22.94	—	3.43%		—
Inception April 17, 2015	—	22.18	—
Ivy Funds Variable Insurance Portfolios, Inc.:
Asset Strategy Portfolio
December 31, 2016	4	12.67	50	-2.54%	0.00%	—
December 31, 2015	—	13.00	—	-10.78%		—
Inception April 17, 2015	—	14.57	—
Balanced Portfolio
December 31, 2016	—	18.36	—	2.00%	0.00%	—
December 31, 2015	—	18.00	—	-3.23%		—
Inception April 17, 2015	—	18.60	—
Bond Portfolio
December 31, 2016	—	12.70	—	4.01%	0.00%	—
December 31, 2015	—	12.21	—	-2.01%		—
Inception April 17, 2015	—	12.46	—
Energy Portfolio
December 31, 2016	—	13.99	—	34.52%	0.00%	—
December 31, 2015	—	10.40	—	-27.78%	0.00%	—
Inception April 17, 2015	—	14.40	—
Global Bond Portfolio
December 31, 2016	1	11.31	15	7.10%	0.00%	—
December 31, 2015	—	10.56	—	-4.52%		—
Inception April 17, 2015	—	11.06	—
Global Natural Resources Portfolio
December 31, 2016	—	7.98	—	23.72%	0.00%	—
December 31, 2015	—	6.45	—	-27.20%		—
Inception April 17, 2015	—	8.86	—
High Income Portfolio
December 31, 2016	—	18.01	1	16.19%	7.26%	—
December 31, 2015	—	15.50	1	-8.98%	0.00%	—
Inception April 17, 2015	—	17.03	—
Limited-Term Bond Portfolio
December 31, 2016	—	10.32	5	1.88%	0.00%	—
December 31, 2015	—	10.13	—	-0.69%		—
Inception April 17, 2015	—	10.20	—
Mid Cap Growth Portfolio
December 31, 2016	—	21.82	—	6.08%	0.00%	—
December 31, 2015	—	20.57	—	-9.90%		—
Inception April 17, 2015	—	22.83	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Year Ended December 31, 2016 and Period April 17 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
Ivy Funds Variable Insurance Portfolios, Inc.: (continued)
Science and Technology Portfolio
December 31, 2016	—	$23.05	$—	1.54%	0.00%	—
December 31, 2015	—	22.70	—	-8.62%		—
Inception April 17, 2015	—	24.84	—
Value Portfolio
December 31, 2016	—	21.20	—	11.17%	0.00%	—
December 31, 2015	—	19.07	—	-3.93%		—
Inception April 17, 2015	—	19.85	—
Janus Aspen Series – Institutional:
Balanced Portfolio
December 31, 2016	30	19.09	576	4.60%	2.37%	—
December 31, 2015	22	18.25	398	-1.56%	1.89%	—
Inception April 17, 2015	—	18.54	—
Enterprise Portfolio
December 31, 2016	9	26.57	245	12.35%	0.91%	—
December 31, 2015	5	23.65	109	-2.71%	0.86%	—
Inception April 17, 2015	—	24.31	—
Forty Portfolio
December 31, 2016	2	21.16	39	2.17%	1.01%	—
December 31, 2015	—	20.71	—	4.02%		—
Inception April 17, 2015	—	19.91	—
Global Research Portfolio
December 31, 2016	—	15.43	—	2.12%	0.00%	—
December 31, 2015	—	15.11	—	-8.48%		—
Inception April 17, 2015	—	16.51	—
Janus Portfolio
December 31, 2016	5	19.90	93	0.51%	0.57%	—
December 31, 2015	3	19.80	63	-1.10%	0.00%	—
Inception April 17, 2015	—	20.02	—
Overseas Portfolio
December 31, 2016	—	10.74	—	-6.45%	0.00%	—
December 31, 2015	—	11.48	—	-15.77%	1.67%	—
Inception April 17, 2015	—	13.63	—
Perkins Mid Cap Value Portfolio
December 31, 2016	2	19.04	46	19.00%	1.03%	—
December 31, 2015	—	16.00	—	-4.08%		—
Inception April 17, 2015	—	16.68	—
Janus Aspen Series – Service:
Flexible Bond Portfolio
December 31, 2016	26	11.14	290	2.20%	2.97%	—
December 31, 2015	13	10.90	146	-2.24%	2.91%	—
Inception April 17, 2015	—	11.15	—
Global Unconstrained Bond Portfolio
December 31, 2016	—	10.21	—	2.10%	0.00%	—
Inception May 2, 2016	—	10.00	—
INTECH US Low Volatility
December 31, 2016	—	10.38	—	3.80%	0.00%	—
Inception November 11, 2016	—	10.00	—
John Hancock Variable Insurance Trust:
Emerging Markets Value Trust Fund:
December 31, 2016	3	10.99	30	17.92%	4.11%	0.10%
December 31, 2015	—	9.32	—	-6.80%		0.10%
Inception October 30, 2015	—	10.00	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Year Ended December 31, 2016 and Period April 17 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
JPMorgan Insurance Trust:
Global Allocation Portfolio
December 31, 2016	8	$10.33	$81	5.84%	4.05%	—
December 31, 2015	—	9.76	—	-2.40%		—
Inception October 30, 2015	—	10.00	—
Income Builder Portfolio
December 31, 2016	18	10.41	185	6.22%	8.97%	—
December 31, 2015	—	9.80	—	-2.00%		—
Inception October 30, 2015	—	10.00	—
Lazard Retirement Series, Inc.:
Emerging Markets Equity Portfolio
December 31, 2016	3	23.45	78	20.81%	1.21%	—
December 31, 2015	2	19.41	40	-22.48%	1.46%	—
Inception April 17, 2015	—	25.04	—
Global Dynamic Multi-Asset Portfolio
December 31, 2016	—	13.13	—	3.22%	0.00%	—
December 31, 2015	—	12.72	—	-2.97%		—
Inception April 17, 2015	—	13.11	—
International Equity Portfolio
December 31, 2016	35	16.05	565	-4.29%	1.55%	—
December 31, 2015	22	16.77	361	-6.52%	3.22%	—
Inception April 17, 2015	—	17.94	—
US Small-Mid Cap Equity Portfolio
December 31, 2016	7	24.66	170	15.77%	0.00%	—
December 31, 2015	4	21.30	76	-8.03%	0.00%	—
Inception April 17, 2015	—	23.16	—
US Strategic Equity Portfolio
December 31, 2016	—	20.37	—	9.40%	0.00%	—
December 31, 2015	—	18.62	—	-5.86%		—
Inception April 17, 2015	—	19.78	—
Legg Mason Partners Variable Equity Trust:
ClearBridge Aggressive Growth Portfolio
December 31, 2016	—	20.82	—	1.22%	0.00%	—
December 31, 2015	—	20.57	—	-7.59%		—
Inception April 17, 2015	—	22.26	—
ClearBridge Equity Income Portfolio
December 31, 2016	—	17.58	—	14.98%	0.00%	—
December 31, 2015	—	15.29	—	-3.78%		—
Inception April 17, 2015	—	15.89	—
ClearBridge Large Cap Growth Portfolio
December 31, 2016	2	21.76	42	7.40%	0.56%	—
December 31, 2015	—	20.26	—	5.58%		—
Inception April 17, 2015	—	19.19	—
ClearBridge Small Cap Growth Portfolio
December 31, 2016	5	15.49	79	5.52%	0.00%	—
December 31, 2015	3	14.68	41	-4.74%	0.00%	—
Inception April 17, 2015	—	15.41	—
QS Dynamic Multi-Strategy Portfolio
December 31, 2016	—	12.13	—	-0.49%	0.00%	—
December 31, 2015	—	12.19	—	-7.44%		—
Inception April 17, 2015	—	13.17	—
Legg Mason Partners Variable Income Trust:
Western Asset Global High Yield Bond Portfolio
December 31, 2016	—	20.00	3	15.61%	4.04%	—
December 31, 2015	—	17.30	7	-8.32%	7.14%	—
Inception April 17, 2015	—	18.87	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Year Ended December 31, 2016 and Period April 17 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
Lord Abbett Series Fund, Inc.:
Bond Debenture Portfolio
December 31, 2016	10	$18.16	$176	12.17%	0.95%	—
December 31, 2015	8	16.19	137	-5.60%	8.71%	—
Inception April 17, 2015	—	17.15	—
Calibrated Dividend Growth Portfolio
December 31, 2016	12	23.97	292	15.13%	7.62%	—
December 31, 2015	—	20.82	—	-2.25%		—
Inception April 17, 2015	—	21.30	—
Growth and Income Portfolio
December 31, 2016	—	20.32	—	17.12%	0.00%	—
December 31, 2015	—	17.35	—	-3.56%		—
Inception April 17, 2015				—	17.99	—
International Opportunities Portfolio
December 31, 2016	8	10.93	85	-4.29%	1.01%	—
December 31, 2015	7	11.42	79	-1.21%	1.47%	—
Inception April 17, 2015	—	11.56	—
MFS Variable Insurance Trust:
Growth Series – Service
December 31, 2016	19	10.10	196	2.23%	0.00%	—
December 31, 2015	—	9.88	—	-1.00%		—
Inception July 31, 2015	—	9.98	—
Value Series – Service
December 31, 2016	20	10.91	221	13.76%	2.13%	—
December 31, 2015	—	9.59	—	-3.81%		—
Inception July 31, 2015	—	9.97	—
Nationwide Variable Insurance Trust:
Bond Index Fund
December 31, 2016	2	10.79	25	2.08%	2.75%	0.25%
December 31, 2015	—	10.57	—	-1.95%		0.25%
Inception April 17, 2015	—	10.78	—
International Index Fund
December 31, 2016	30	9.42	282	0.75%	3.61%	0.25%
December 31, 2015	—	9.35	—	-8.51%		0.25%
Inception April 17, 2015	—	10.22	—
Mid Cap Index Fund
December 31, 2016	4	12.83	49	20.24%	1.86%	0.25%
December 31, 2015	3	10.67	27	-7.06%	1.44%	0.25%
Inception April 17, 2015	—	11.48	—
S&P 500 Index Fund
December 31, 2016	2	12.77	24	11.53%	2.27%	0.25%
December 31, 2015	—	11.45	—	-0.61%		0.25%
Inception April 17, 2015	—	11.52	—
Small Cap Index Fund
December 31, 2016	2	12.06	19	20.96%	1.64%	0.25%
December 31, 2015	1	9.97	11	-8.70%	3.01%	0.25%
Inception April 17, 2015	—	10.92	—
Neuberger Berman Advisers Management Trust:
Absolute Return Multi-Manager Portfolio
December 31, 2016	3	9.20	27	-0.65%	0.00%	—
December 31, 2015	3	9.26	32	-7.58%	0.00%	—
Inception May 1, 2015	—	10.02	—
Large Cap Value Portfolio
December 31, 2016	—	21.25	7	27.32%	0.00%	—
December 31, 2015	—	16.69	—	-11.18%	0.00%	—
Inception April 17, 2015	—	18.79	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Year Ended December 31, 2016 and Period April 17 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
Neuberger Berman Advisers Management Trust: (continued)
Mid Cap Growth Portfolio
December 31, 2016	2	$28.01	$68	4.40%	0.00%	—
December 31, 2015	2	26.83	56	-6.16%	0.00%	—
Inception April 17, 2015	—	28.59	—
Mid Cap Intrinsic Value Portfolio
December 31, 2016	7	24.12	169	16.18%	0.76%	—
December 31, 2015	5	20.76	101	-12.29%	0.85%	—
Inception April 17, 2015	—	23.67	—
Short Duration Bond Portfolio
December 31, 2016	4	12.29	44	1.24%	1.12%	—
December 31, 2015	4	12.14	43	-0.41%	0.00%	—
Inception April 17, 2015	—	12.19	—
Socially Responsive Portfolio
December 31, 2016	1	24.01	18	9.89%	1.45%	—
December 31, 2015	—	21.85	—	-2.15%		—
Inception April 17, 2015	—	22.33	—
Northern Lights Variable Trust:
7Twelve Balanced Portfolio
December 31, 2016	—	9.92	—	9.37%	0.00%	—
December 31, 2015	—	9.07	—	-9.57%		—
Inception May 1, 2015	—	10.03	—
Anchor Tactical Credit Strategies Portfolio
December 31, 2016	—	10.01	—	0.10%	0.00%	—
Inception November 11, 2016	—	10.00	—
BTS Tactical Fixed Income Fund
December 31, 2016	3	10.94	27	13.13%	0.02%	—
December 31, 2015	—	9.67	—	-3.30%		—
Inception April 17, 2015	—	10.00	—
JNF Exceed Defined Shield Index Portfolio
December 31, 2016	2	10.88	24	7.94%	12.99%	—
December 31, 2015	—	10.08	—	-7.44%		—
Inception April 17, 2015	—	10.89	—
JNF SSGA Sector Rotation Portfolio
December 31, 2016	—	15.99	5	5.41%	0.00%	—
December 31, 2015	—	15.17	—	-2.32%		—
Inception April 17, 2015	—	15.53	—
JNF SSGA Tactical Allocation Portfolio
December 31, 2016	—	15.01	—	0.67%	0.00%	—
December 31, 2015	—	14.91	—	-7.45%		—
Inception April 17, 2015	—	16.11	—
Mariner Managed Futures Strategy Portfolio
December 31, 2016	1	9.66	6	-8.09%	0.00%	—
December 31, 2015	—	10.51	—	-15.92%		—
Inception April 17, 2015	—	12.50	—
Power Income Portfolio
December 31, 2016	—	10.81	—	4.34%	0.00%	—
December 31, 2015	—	10.36	—	-3.18%		—
Inception April 17, 2015	—	10.70	—
Probabilities Fund
December 31, 2016	—	10.59	—	2.32%	0.00%	—
December 31, 2015	—	10.35	—	-3.90%	0.00%	—
Inception April 17, 2015	—	10.77	—
TOPS Aggressive Growth ETF – Class 1
December 31, 2016	—	11.52	—	13.27%	0.00%	0.10%
December 31, 2015	—	10.17	—	-7.71%		0.10%
Inception April 17, 2015	—	11.02	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Year Ended December 31, 2016 and Period April 17 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
Northern Lights Variable Trust: (continued)
TOPS Balanced ETF – Class 1
December 31, 2016	—	$11.06	$—	8.11%	0.00%	0.10%
December 31, 2015	—	10.23	—	-5.37%		0.10%
Inception April 17, 2015	—	10.81	—
TOPS Conservative ETF – Class 1
December 31, 2016	—	10.66	—	6.07%	0.00%	0.10%
December 31, 2015	—	10.05	—	-3.83%		0.10%
Inception April 17, 2015	—	10.45	—
TOPS Conservative ETF – Class 2
December 31, 2016	—	11.98	—	5.83%	0.00%	—
December 31, 2015	—	11.32	—	-3.90%		—
Inception April 17, 2015	—	11.78	—
TOPS Growth ETF – Class 1
December 31, 2016	—	11.24	—	12.51%	0.00%	0.10%
December 31, 2015	—	9.99	—	-7.93%		0.10%
Inception April 17, 2015	—	10.85	—
TOPS Managed Risk Balanced ETF – Class 1
December 31, 2016	—	10.53	—	6.26%	0.00%	0.10%
December 31, 2015	—	9.91	—	-6.95%		0.10%
Inception April 17, 2015	—	10.65	—
TOPS Managed Risk Balanced ETF – Class 2
December 31, 2016	—	12.33	—	6.20%	0.00%	—
December 31, 2015	—	11.61	—	-7.12%		—
Inception April 17, 2015	—	12.50	—
TOPS Managed Risk Growth ETF – Class 1
December 31, 2016	—	9.81	—	5.83%	0.00%	0.10%
December 31, 2015	—	9.27	—	-11.04%		0.10%
Inception April 17, 2015	—	10.42	—
TOPS Managed Risk Growth ETF – Class 2
December 31, 2016	—	11.39	—	5.56%	0.00%	—
December 31, 2015	—	10.79	—	-11.05%		—
Inception April 17, 2015	—	12.13	—
TOPS Managed Risk Moderate Growth ETF – Class 1
December 31, 2016	—	10.32	—	6.39%	0.00%	0.10%
December 31, 2015	—	9.70	—	-9.09%		0.10%
Inception April 17, 2015	—	10.67	—
TOPS Managed Risk Moderate Growth ETF – Class 2
December 31, 2016	—	12.56	—	6.26%	0.00%	—
December 31, 2015	—	11.82	—	-9.22%		—
Inception April 17, 2015	—	13.02	—
TOPS Moderate Growth ETF – Class 1
December 31, 2016	—	11.15	—	10.72%	0.00%	0.10%
December 31, 2015	—	10.07	—	-6.50%		0.10%
Inception April 17, 2015	—	10.77	—
Oppenheimer Variable Account Funds:
Core Bond Fund
December 31, 2016	3	12.31	38	3.10%	4.01%	—
December 31, 2015	4	11.94	49	-2.13%	0.00%	—
Inception April 17, 2015	—	12.20	—
Global Fund
December 31, 2016	—	16.32	—	-0.18%	0.00%	—
December 31, 2015	—	16.35	—	-4.33%	0.00%	—
Inception April 17, 2015	—	17.09	—
Global Multi-Alternatives Fund
December 31, 2016	—	9.93	—	3.44%	0.00%	—
December 31, 2015	—	9.60	—	-5.04%		—
Inception April 17, 2015	—	10.11	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Year Ended December 31, 2016 and Period April 17 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
Oppenheimer Variable Account Funds: (continued)
Global Strategic Income Fund
December 31, 2016	—	$12.02	$—	6.28%	0.00%	—
December 31, 2015	—	11.31	—	-5.12%		—
Inception April 17, 2015	—	11.92	—
International Growth Fund
December 31, 2016	2	14.41	22	-2.70%	0.78%	—
December 31, 2015	2	14.81	27	-3.71%	1.04%	—
Inception April 17, 2015	—	15.38	—
Main Street® Fund
December 31, 2016	—	20.32	—	11.28%	0.00%	—
December 31, 2015	—	18.26	—	0.61%		—
Inception April 17, 2015	—	18.15	—
PIMCO Variable Insurance Trust:
All Asset Portfolio
December 31, 2016	—	15.94	—	12.89%	0.00%	—
December 31, 2015	3	14.12	38	-11.19%	4.91%	—
Inception April 17, 2015	—	15.90	—
All Asset All Authority Portfolio – Admin
December 31, 2016	—	9.40	—	13.66%	0.00%	—
December 31, 2015	—	8.27	—	-14.12%		—
Inception April 17, 2015	—	9.63	—
All Asset All Authority Portfolio – Institutional
December 31, 2016	—	9.29	—	13.71%	0.00%	—
December 31, 2015	—	8.17	—	-13.91%		—
Inception April 17, 2015	—	9.49	—
CommodityRealReturn Strategy Portfolio
December 31, 2016	4	6.80	26	15.06%	1.12%	—
December 31, 2015	4	5.91	21	-25.00%	0.00%	—
Inception April 17, 2015	—	7.88	—
Emerging Markets Bond Portfolio
December 31, 2016	10	18.79	181	13.33%	5.29%	—
December 31, 2015	8	16.58	137	-6.27%	3.98%	—
Inception April 17, 2015	—	17.69	—
Foreign Bond Unhedged Portfolio
December 31, 2016	—	12.80	—	3.06%	0.00%	—
December 31, 2015	—	12.42	—	-6.19%		—
Inception April 17, 2015	—	13.24	—
Foreign Bond US Dollar-Hedged Portfolio
December 31, 2016	10	18.50	176	6.51%	1.59%	—
December 31, 2015	—	17.37	6	-2.36%	4.45%	—
Inception April 17, 2015	—	17.79	—
Global Advantage Strategy Bond Portfolio
December 31, 2016	—	10.25	—	6.88%	0.00%	—
December 31, 2015	—	9.59	—	-4.48%		—
Inception April 17, 2015	—	10.04	—
Global Bond Unhedged Portfolio
December 31, 2016	2	15.65	35	4.06%	1.55%	—
December 31, 2015	—	15.04	—	-3.34%		—
Inception April 17, 2015	—	15.56	—
Global Multi-Asset Portfolio
December 31, 2016	—	10.95	—	4.09%	0.00%	—
December 31, 2015	—	10.52	—	-6.65%		—
Inception April 17, 2015	—	11.27	—
High Yield Portfolio
December 31, 2016	1	19.28	26	12.42%	5.21%	—
December 31, 2015	—	17.15	—	-4.93%		—
Inception April 17, 2015	—	18.04	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Year Ended December 31, 2016 and Period April 17 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
PIMCO Variable Insurance Trust: (continued)
Income Portfolio
December 31, 2016	22	$10.55	$230	5.50%	11.88%	—
Inception May 2, 2016	—	10.00	—
Long-Term US Government Portfolio
December 31, 2016	6	19.54	126	0.67%	2.00%	—
December 31, 2015	—	19.41	—	-5.87%		—
Inception April 17, 2015	—	20.62	—
Low Duration Portfolio
December 31, 2016	21	14.06	292	1.37%	1.49%	—
December 31, 2015	16	13.87	227	-0.79%	12.27%	—
Inception April 17, 2015	—	13.98	—
Real Return Portfolio
December 31, 2016	13	15.54	205	5.21%	2.55%	—
December 31, 2015	1	14.77	17	-5.80%	7.35%	—
Inception April 17, 2015	—	15.68	—
Short-Term Portfolio
December 31, 2016	11	13.18	145	2.41%	1.62%	—
December 31, 2015	2	12.87	32	0.23%	1.58%	—
Inception April 17, 2015	—	12.84	—
Total Return Portfolio
December 31, 2016	65	17.69	1,149	2.67%	2.07%	—
December 31, 2015	23	17.23	401	-2.27%	11.97%	—
Inception April 17, 2015	—	17.63	—
Unconstrained Bond Portfolio
December 31, 2016	3	11.20	39	4.67%	1.69%	—
December 31, 2015	2	10.70	23	-2.10%	5.73%	—
Inception April 17, 2015	—	10.93	—
Pioneer Variable Contracts Trust:
Bond Portfolio
December 31, 2016	10	16.30	166	3.95%	2.54%	—
December 31, 2015	2	15.68	27	-1.75%	1.67%	—
Inception April 17, 2015	—	15.96	—
Emerging Markets Portfolio
December 31, 2016	—	8.69	—	5.98%	0.00%	—
December 31, 2015	—	8.20	—	-23.15%		—
Inception April 17, 2015	—	10.67	—
Equity Income Portfolio
December 31, 2016	—	24.84	11	19.54%	2.59%	—
December 31, 2015	—	20.78	—	-0.62%	0.58%	—
Inception April 17, 2015	—	20.91	—
Fund Portfolio
December 31, 2016	—	21.38	—	9.64%	0.00%	—
December 31, 2015	—	19.50	—	-1.22%		—
Inception April 17, 2015	—	19.74	—
High Yield Portfolio
December 31, 2016	—	20.11	—	13.74%	0.00%	—
December 31, 2015	—	17.68	—	-8.35%		—
Inception April 17, 2015	—	19.29	—
Mid Cap Value Portfolio
December 31, 2016	—	21.99	6	16.23%	0.00%	—
December 31, 2015	—	18.92	—	-6.61%		—
Inception April 17, 2015	—	20.26	—
Strategic Income Portfolio
December 31, 2016	1	17.06	19	7.36%	3.24%	—
December 31, 2015	—	15.89	—	-3.35%		—
Inception April 17, 2015	—	16.44	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Year Ended December 31, 2016 and Period April 17 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
ProFunds VP:
Access VP High Yield Fund
December 31, 2016	—	$15.85	$—	9.01%	0.00%	—
December 31, 2015	—	14.54	—	-2.09%		—
Inception April 17, 2015	—	14.85	—
Asia 30 Fund
December 31, 2016	—	9.83	—	0.61%	0.00%	—
December 31, 2015	—	9.77	—	-17.41%		—
Inception April 17, 2015	—	11.83	—
Banks Fund
December 31, 2016	—	19.59	—	23.21%	0.00%	—
December 31, 2015	—	15.90	—	2.45%		—
Inception April 17, 2015	—	15.52	—
Basic Materials Fund
December 31, 2016	1	13.58	8	18.50%	0.98%	—
December 31, 2015	—	11.46	—	-15.11%		—
Inception April 17, 2015	—	13.50	—
Bear Fund
December 31, 2016	41	3.54	146	-13.02%	0.00%	—
December 31, 2015	—	4.07	—	-2.40%		—
Inception April 17, 2015	—	4.17	—
Biotechnology Fund
December 31, 2016	—	28.71	—	-15.48%	0.00%	—
December 31, 2015	—	33.97	—	-4.42%		—
Inception April 17, 2015	—	35.54	—
Bull Fund
December 31, 2016	—	19.05	—	9.67%	0.00%	—
December 31, 2015	—	17.37	—	-1.59%		—
Inception April 17, 2015	—	17.65	—
Consumer Goods Fund
December 31, 2016	—	20.01	—	3.52%	0.00%	—
December 31, 2015	—	19.33	—	2.33%		—
Inception April 17, 2015	—	18.89	—
Consumer Services Fund
December 31, 2016	—	22.95	—	4.18%	0.00%	—
December 31, 2015	—	22.03	—	1.10%		—
Inception April 17, 2015	—	21.79	—
Emerging Markets Fund
December 31, 2016	2	7.86	17	11.02%	0.00%	—
December 31, 2015	—	7.08	—	-19.73%		—
Inception April 17, 2015	—	8.82	—
Europe 30 Fund
December 31, 2016	—	12.09	—	7.75%	0.00%	—
December 31, 2015	—	11.22	—	-12.34%	0.00%	—
Inception April 17, 2015	—	12.80	—
Falling U.S. Dollar Fund
December 31, 2016	—	6.96	—	-5.82%	0.00%	—
December 31, 2015	—	7.39	—	-2.51%		—
Inception April 17, 2015	—	7.58	—
Financials Fund
December 31, 2016	—	17.98	—	15.33%	0.00%	—
December 31, 2015	—	15.59	—	-0.13%		—
Inception April 17, 2015	—	15.61	—
Government Money Market Fund
December 31, 2016	48	10.01	484	0.00%	0.02%	—
December 31, 2015	20	10.01	200	0.00%	0.02%	—
Inception April 17, 2015	—	10.01	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Year Ended December 31, 2016 and Period April 17 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
ProFunds VP: (continued)
Health Care Fund
December 31, 2016	—	$23.05	$—	-4.08%	0.00%	—
December 31, 2015	—	24.03	—	-2.67%		—
Inception April 17, 2015	—	24.69	—
Industrials Fund
December 31, 2016	1	20.32	17	17.59%	0.00%	—
December 31, 2015	—	17.28	—	-4.58%		—
Inception April 17, 2015	—	18.11	—
International Fund
December 31, 2016	—	11.51	—	-0.95%	0.00%	—
December 31, 2015	—	11.62	—	-10.34%		—
Inception April 17, 2015	—	12.96	—
Internet Fund
December 31, 2016	—	22.59	—	5.51%	0.00%	—
December 31, 2015	—	21.41	—	12.74%		—
Inception April 17, 2015	—	18.99	—
Japan Fund
December 31, 2016	—	14.82	—	0.41%	0.00%	—
December 31, 2015	—	14.76	—	-5.51%		—
Inception April 17, 2015	—	15.62	—
Large-Cap Growth Fund
December 31, 2016	—	20.25	—	5.03%	0.08%	—
December 31, 2015	—	19.28	—	1.47%	0.00%	—
Inception April 17, 2015	—	19.00	—
Large-Cap Value Fund
December 31, 2016	—	18.72	—	15.41%	0.00%	—
December 31, 2015	—	16.22	—	-4.76%		—
Inception April 17, 2015	—	17.03	—
Mid-Cap Fund
December 31, 2016	1	19.29	18	18.20%	0.00%	—
December 31, 2015	—	16.32	—	-8.26%		—
Inception April 17, 2015	—	17.79	—
Mid-Cap Growth Fund
December 31, 2016	—	19.93	—	12.85%	0.00%	—
December 31, 2015	—	17.66	—	-5.31%		—
Inception April 17, 2015	—	18.65	—
Mid-Cap Value Fund
December 31, 2016	—	19.81	—	24.36%	0.00%	—
December 31, 2015	—	15.93	—	-10.30%		—
Inception April 17, 2015	—	17.76	—
NASDAQ-100 Fund
December 31, 2016	1	23.11	34	5.24%	0.00%	—
December 31, 2015	—	21.96	—	4.97%		—
Inception April 17, 2015	—	20.92	—
Oil & Gas Fund
December 31, 2016	—	12.49	—	24.16%	0.00%	—
December 31, 2015	—	10.06	—	-25.65%		—
Inception April 17, 2015	—	13.53	—
Pharmaceuticals Fund
December 31, 2016	—	21.06	—	-3.75%	0.00%	—
December 31, 2015	—	21.88	—	-2.23%		—
Inception April 17, 2015	—	22.38	—
Precious Metals Fund
December 31, 2016	—	4.23	—	56.09%	0.00%	—
December 31, 2015	—	2.71	—	-36.98%		—
Inception April 17, 2015	—	4.30	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Year Ended December 31, 2016 and Period April 17 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
ProFunds VP: (continued)
Real Estate Fund
December 31, 2016	—	$17.54	$—	5.73%	0.00%	—
December 31, 2015	—	16.59	—	-1.01%		—
Inception April 17, 2015	—	16.76	—
Rising Rates Opportunity Fund
December 31, 2016	—	3.92	—	-5.08%	0.00%	—
December 31, 2015	—	4.13	—	7.55%		—
Inception April 17, 2015	—	3.84	—
Semiconductor Fund
December 31, 2016	—	21.68	—	27.68%	0.27%	—
December 31, 2015	—	16.98	—	-1.28%		—
Inception April 17, 2015	—	17.20	—
Short Emerging Markets Fund
December 31, 2016	—	8.28	—	-16.28%	0.00%	—
December 31, 2015	—	9.89	—	17.46%		—
Inception April 17, 2015	—	8.42	—
Short International Fund
December 31, 2016	—	5.84	—	-5.96%	0.00%	—
December 31, 2015	—	6.21	—	5.43%		—
Inception April 17, 2015	—	5.89	—
Short Mid-Cap Fund
December 31, 2016	—	3.43	—	-20.23%	0.00%	—
December 31, 2015	—	4.30	—	3.37%		—
Inception April 17, 2015	—	4.16	—
Short NASDAQ-100 Fund
December 31, 2016	—	2.79	—	-10.00%	0.00%	—
December 31, 2015	—	3.10	—	-9.36%		—
Inception April 17, 2015	—	3.42	—
Short Small-Cap Fund
December 31, 2016	—	3.02	—	-21.56%	0.00%	—
December 31, 2015	—	3.85	—	4.90%		—
Inception April 17, 2015	—	3.67	—
Small Cap Fund
December 31, 2016	—	18.46	—	19.71%	0.00%	—
December 31, 2015	—	15.42	—	-9.67%		—
Inception April 17, 2015	—	17.07	—
Small-Cap Growth Fund
December 31, 2016	—	22.30	—	20.22%	0.00%	—
December 31, 2015	—	18.55	—	-3.74%		—
Inception April 17, 2015	—	19.27	—
Small-Cap Value Fund
December 31, 2016	1	20.09	24	28.78%	0.00%	—
December 31, 2015	—	15.60	6	-8.56%	0.00%	—
Inception April 17, 2015	—	17.06	—
Technology Fund
December 31, 2016	—	19.83	—	12.35%	0.00%	—
December 31, 2015	—	17.65	—	1.96%		—
Inception April 17, 2015	—	17.31	—
Telecommunications Fund
December 31, 2016	—	17.42	—	21.65%	6.86%	—
December 31, 2015	—	14.32	—	-1.17%		—
Inception April 17, 2015	—	14.49	—
U.S. Government Plus Fund
December 31, 2016	—	15.96	—	-0.31%	0.00%	—
December 31, 2015	—	16.01	—	-11.55%		—
Inception April 17, 2015	—	18.10	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Year Ended December 31, 2016 and Period April 17 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
ProFunds VP: (continued)
UltraBull Fund
December 31, 2016	—	$31.93	$—	18.61%	0.00%	—
December 31, 2015	—	26.92	—	-4.51%		—
Inception April 17, 2015	—	28.19	—
UltraMid-Cap Fund
December 31, 2016	—	33.26	—	37.95%	0.00%	—
December 31, 2015	—	24.11	—	-16.14%		—
Inception April 17, 2015	—	28.75	—
UltraNASDAQ-100 Fund
December 31, 2016	—	46.95	—	8.63%	0.00%	—
December 31, 2015	—	43.22	—	8.59%		—
Inception April 17, 2015	—	39.80	—
UltraShort NASDAQ-100 Fund
December 31, 2016	—	0.90	—	-19.64%	0.00%	—
December 31, 2015	—	1.12	—	-20.00%		—
Inception April 17, 2015	—	1.40	—
UltraSmall-Cap Fund
December 31, 2016	8	28.67	222	39.58%	0.00%	—
December 31, 2015	—	20.54	—	-19.17%		—
Inception April 17, 2015	—	25.41	—
Utilities Fund
December 31, 2016	—	19.15	—	15.08%	0.00%	—
December 31, 2015	—	16.64	—	-0.60%		—
Inception April 17, 2015	—	16.74	—
Putnam Variable Trust:
Absolute Return 500 Fund
December 31, 2016	—	10.86	—	0.74%	0.00%	—
December 31, 2015	—	10.78	—	-1.73%		—
Inception April 17, 2015	—	10.97	—
American Government Income Fund
December 31, 2016	—	11.08	—	0.18%	0.00%	—
December 31, 2015	—	11.06	—	-1.69%		—
Inception April 17, 2015	—	11.25	—
Diversified Income Fund
December 31, 2016	—	12.07	—	5.41%	0.00%	—
December 31, 2015	—	11.45	—	-1.80%		—
Inception April 17, 2015	—	11.66	—
Equity Income Fund
December 31, 2016	6	21.02	127	13.62%	1.76%	—
December 31, 2015	5	18.50	96	-5.23%	0.00%	—
Inception April 17, 2015	—	19.52	—
High Yield Fund
December 31, 2016	—	14.33	—	15.56%	0.00%	—
December 31, 2015	—	12.40	—	-8.55%		—
Inception April 17, 2015	—	13.56	—
Income Fund
December 31, 2016	3	12.72	43	2.00%	4.89%	—
December 31, 2015	4	12.47	50	-3.26%	0.00%	—
Inception April 17, 2015	—	12.89	—
Redwood Investment Management, LLC:
Managed Volatility Portfolio – Class I
December 31, 2016	—	10.65	—	12.58%	0.00%	—
December 31, 2015	—	9.46	—	-5.12%		—
Inception April 17, 2015	—	9.97	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Year Ended December 31, 2016 and Period April 17 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
Redwood Investment Management, LLC: (continued)
Managed Volatility Portfolio – Class N
December 31, 2016	—	$10.41	$—	12.06%	0.00%	—
December 31, 2015	—	9.29	—	-5.49%	0.00%	—
Inception April 17, 2015	—	9.83	—
Royce Capital Fund:
Micro-Cap Portfolio
December 31, 2016	1	20.81	14	19.67%	1.92%	—
December 31, 2015	—	17.39	3	-12.88%	0.00%	—
Inception April 17, 2015	—	19.96	—
Small-Cap Portfolio
December 31, 2016	—	24.42	—	20.95%	0.00%	—
December 31, 2015	—	20.19	—	-14.12%		—
Inception April 17, 2015	—	23.51	—
SEI Insurance Products Trust:
Balanced Strategy Fund
December 31, 2016	—	10.91	—	7.17%	0.00%	—
December 31, 2015	—	10.18	—	-7.03%		—
Inception April 17, 2015	—	10.95	—
Conservative Strategy Fund
December 31, 2016	14	10.74	151	3.97%	1.70%	—
December 31, 2015	14	10.33	147	-2.27%	4.32%	—
Inception April 17, 2015	—	10.57	—
Defensive Strategy Fund
December 31, 2016	—	10.36	—	2.37%	0.00%	—
December 31, 2015	—	10.12	—	-1.65%		—
Inception April 17, 2015	—	10.29	—
Market Growth Strategy Fund
December 31, 2016	—	10.98	—	7.65%	0.00%	—
December 31, 2015	—	10.20	—	-7.52%	0.00%	—
Inception April 17, 2015	—	11.03	—
Market Plus Strategy Fund
December 31, 2016	—	11.17	—	8.45%	0.00%	—
December 31, 2015	—	10.30	—	-8.28%		—
Inception April 17, 2015	—	11.23	—
Moderate Strategy Fund
December 31, 2016	2	11.12	25	6.21%	1.79%	—
December 31, 2015	—	10.47	—	-4.03%		—
Inception April 17, 2015	—	10.91	—
T. Rowe Price Equity Series, Inc:
Blue Chip Growth Portfolio II
December 31, 2016	19	22.95	433	0.53%	0.00%	—
December 31, 2015	14	22.83	310	4.44%	0.00%	—
Inception April 17, 2015	—	21.86	—
Equity Income Portfolio II
December 31, 2016	1	18.52	12	18.87%	2.53%	—
December 31, 2015	—	15.58	—	-7.10%		—
Inception April 17, 2015	—	16.77	—
Health Sciences Portfolio II
December 31, 2016	—	38.90	13	-10.72%	0.00%	—
December 31, 2015	—	43.57	6	-2.70%	0.00%	—
Inception April 17, 2015	—	44.78	—
T. Rowe Price Fixed Income Series, Inc.:
Limited-Term Bond Portfolio II
December 31, 2016	3	12.17	38	1.16%	1.12%	—
December 31, 2015	—	12.03	—	-0.58%		—
Inception April 17, 2015	—	12.10	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Year Ended December 31, 2016 and Period April 17 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
Third Avenue Variable Series Trust:
Value Portfolio
December 31, 2016	—	$15.87	$—	12.23%	0.00%	—
December 31, 2015	—	14.14	—	-10.79%	0.00%	—
Inception April 17, 2015	—	15.85	—
Timothy Plan Variable Series:
Conservative Growth Portfolio
December 31, 2016	—	13.13	—	5.89%	0.00%	—
December 31, 2015	—	12.40	—	-5.63%		—
Inception April 17, 2015	—	13.14	—
Strategic Growth Portfolio
December 31, 2016	—	13.74	—	5.53%	0.00%	—
December 31, 2015	—	13.02	—	-7.20%		—
Inception April 17, 2015	—	14.03	—
Tortoise Variable Insurance Portfolio:
MLP & Pipeline Fund
December 31, 2016	16	8.89	141	40.22%	6.25%	—
December 31, 2015	—	6.34	—	-38.33%	0.00%	—
Inception April 17, 2015	—	10.28	—
VanEck VIP Trust:
Emerging Markets Fund
December 31, 2016	14	22.01	299	0.09%	0.34%	—
December 31, 2015	10	21.99	216	-20.64%	0.00%	—
Inception April 17, 2015	—	27.71	—
Global Gold Fund
December 31, 2016	7	8.07	56	48.07%	0.00%	—
December 31, 2015	—	5.45	—	-25.03%		—
Inception April 17, 2015	—	7.27	—
Global Hard Assets Fund
December 31, 2016	1	21.56	12	43.73%	0.00%	—
December 31, 2015	—	15.00	—	-38.14%		—
Inception April 17, 2015	—	24.25	—
Unconstrained Emerging Markets Bond Fund
December 31, 2016	—	13.02	—	6.37%	0.00%	—
December 31, 2015	—	12.24	3	-13.07%	0.00%	—
Inception April 17, 2015	—	14.08	—
Vanguard Variable Insurance Fund:
Balanced Portfolio
December 31, 2016	96	12.12	1,163	10.79%	0.61%	0.25%
December 31, 2015	12	10.94	129	-2.06%	0.00%	0.25%
Inception April 17, 2015	—	11.17	—
Capital Growth Portfolio
December 31, 2016	35	13.40	476	10.56%	0.79%	0.25%
December 31, 2015	18	12.12	218	0.17%	0.00%	0.25%
Inception April 17, 2015	—	12.10	—
Diversified Value Portfolio
December 31, 2016	46	12.06	554	12.71%	1.84%	0.25%
December 31, 2015	28	10.70	295	-3.52%	0.00%	0.25%
Inception April 17, 2015	—	11.09	—
Equity Income Portfolio
December 31, 2016	32	12.85	406	14.83%	0.85%	0.25%
December 31, 2015	—	11.19	—	-0.44%		0.25%
Inception April 17, 2015	—	11.24	—
Equity Index Portfolio
December 31, 2016	110	12.78	1,404	11.52%	1.42%	0.25%
December 31, 2015	22	11.46	254	-0.61%	0.00%	0.25%
Inception April 17, 2015	—	11.53	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Year Ended December 31, 2016 and Period April 17 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
Vanguard Variable Insurance Fund: (continued)
Growth Portfolio
December 31, 2016	1	$12.11	$7	-1.38%	1.69%	0.25%
December 31, 2015	10	12.28	119	3.02%	0.00%	0.25%
Inception April 17, 2015	—	11.92	—
High Yield Bond Portfolio
December 31, 2016	14	11.35	155	11.06%	3.95%	0.25%
December 31, 2015	2	10.22	20	-4.49%	0.00%	0.25%
Inception April 17, 2015	—	10.70	—
International Portfolio
December 31, 2016	75	9.49	713	1.61%	0.28%	0.25%
December 31, 2015	6	9.34	53	-8.79%	0.00%	0.25%
Inception April 17, 2015	—	10.24	—
Mid-Cap Index Portfolio
December 31, 2016	12	12.41	154	10.90%	1.35%	0.25%
December 31, 2015	11	11.19	121	-6.05%	0.00%	0.25%
Inception April 17, 2015	—	11.91	—
REIT Index Portfolio
December 31, 2016	45	14.24	638	8.04%	2.05%	0.25%
December 31, 2015	17	13.18	220	0.61%	0.00%	0.25%
Inception April 17, 2015	—	13.10	—
Short-Term Investment Grade Portfolio
December 31, 2016	95	10.48	1,001	2.44%	0.91%	0.25%
December 31, 2015	23	10.23	234	-0.39%	0.00%	0.25%
Inception April 17, 2015	—	10.27	—
Small Company Growth Portfolio
December 31, 2016	2	11.52	24	14.63%	0.19%	0.25%
December 31, 2015	—	10.05	4	-8.64%	0.00%	0.25%
Inception April 17, 2015	—	11.00	—
Total Bond Market Index Portfolio
December 31, 2016	208	10.79	2,246	2.27%	1.76%	0.25%
December 31, 2015	63	10.55	669	-1.95%	0.00%	0.25%
Inception April 17, 2015	—	10.76	—
Total Stock Market Index Portfolio
December 31, 2016	76	12.62	963	12.28%	1.41%	0.25%
December 31, 2015	60	11.24	676	-2.18%	0.00%	0.25%
Inception April 17, 2015	—	11.49	—
Virtus Variable Insurance Trust:
Equity Trend Series
December 31, 2016	—	13.56	—	-0.95%	0.00%	—
December 31, 2015	—	13.69	—	-6.62%		—
Inception April 17, 2015	—	14.66	—
International Series
December 31, 2016	—	10.80	—	-1.64%	0.00%	—
December 31, 2015	—	10.98	—	-14.49%	5.93%	—
Inception April 17, 2015	—	12.84	—
Multi-Sector Fixed Income Series
December 31, 2016	—	12.99	—	9.34%	0.00%	—
December 31, 2015	—	11.88	—	-4.04%		—
Inception April 17, 2015	—	12.38	—
Real Estate Securities Series
December 31, 2016	1	18.12	24	6.84%	1.88%	—
December 31, 2015	1	16.96	18	1.44%	2.52%	—
Inception April 17, 2015	—	16.72	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

Year Ended December 31, 2016 and Period April 17 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
Wells Fargo Advantage VT Funds:
Discovery Fund
December 31, 2016	6	$33.20	$188	7.65%	0.00%	—
December 31, 2015	3	30.84	107	-8.16%	0.00%	—
Inception April 17, 2015	—	33.58	—
Opportunity Fund
December 31, 2016	—	25.70	—	12.23%	0.00%	—
December 31, 2015	—	22.90	—	-6.68%		—
Inception April 17, 2015	—	24.54	—
Westchester Capital Management:
Merger Fund VL
December 31, 2016	14	11.44	162	2.51%	0.89%	—
December 31, 2015	9	11.16	95	-2.28%	8.57%	—
Inception April 17, 2015	—	11.42	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
Advisors Preferred Trust:
Gold Bullion Strategy Portfolio
December 31, 2015	1	$7.88	$6	-13.41%	—	—
Inception April 17, 2015	—	9.10	—
The Alger Portfolios:
Capital Appreciation Portfolio
December 31, 2015	1	34.96	29	0.52%	—	—
Inception April 17, 2015	—	34.78	—
Large Cap Growth Portfolio
December 31, 2015	—	22.41	—	-4.35%	—	—
Inception April 17, 2015	—	23.43	—
Mid Cap Growth Portfolio
December 31, 2015	—	20.01	—	-8.17%	—	—
Inception April 17, 2015	—	21.79	—
AB Variable Products Series Fund, Inc.:
Dynamic Asset Allocation Portfolio
December 31, 2015	—	12.05	—	-5.49%	—	—
Inception April 17, 2015	—	12.75	—
Global Thematic Growth Portfolio
December 31, 2015	—	11.99	—	-4.69%	—	—
Inception April 17, 2015	—	12.58	—
Growth and Income Portfolio
December 31, 2015	—	17.88	—	0.11%	—	—
Inception April 17, 2015	—	17.86	—
International Growth Portfolio
December 31, 2015	—	8.79	—	-8.44%	—	—
Inception April 17, 2015	—	9.60	—
International Value Portfolio
December 31, 2015	—	7.34	—	-6.50%	—	—
Inception April 17, 2015	—	7.85	—
Small Mid-Cap Value Portfolio
December 31, 2015	1	18.97	27	-8.09%	—	—
Inception April 17, 2015	—	20.64	—
ALPS Variable Investment Trust:
ALPS/Alerian Energy Infrastructure Portfolio
December 31, 2015	17	7.45	127	-37.13%	2.16%	—
Inception April 17, 2015	—	11.85	—
ALPS/Red Rocks Listed Private Equity Portfolio
December 31, 2015	—	9.25	—	-7.04%	—	—
Inception May 1, 2015	—	9.95	—
ALPS Variable Investment Trust:
Ibbotson ETF Asset Allocation Series:
Aggressive Growth Portfolio
December 31, 2015	—	12.62	—	-6.73%	—	—
Inception April 17, 2015	—	13.53	—
Balanced Portfolio
December 31, 2015	—	12.91	—	-5.28%	—	—
Inception April 17, 2015	—	13.63	—
Conservative Portfolio
December 31, 2015	—	12.15	—	-3.11%	—	—
Inception April 17, 2015	—	12.54	—
Growth Portfolio
December 31, 2015	—	12.89	—	-6.05%	—	—
Inception April 17, 2015	—	13.72	—
Income and Growth Portfolio
December 31, 2015	—	12.51	—	-4.21%	—	—
Inception April 17, 2015	—	13.06	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
American Century Variable Portfolios, Inc.:
Balanced Fund
December 31, 2015	—	$18.63	$—	-3.62%	—	—
Inception April 17, 2015	—	19.33	—
Income & Growth Fund
December 31, 2015	1	18.97	28	-5.67%	1.84%	—
Inception April 17, 2015	—	20.11	—
Inflation Protection Fund
December 31, 2015	—	14.14	—	-5.04%	—	—
Inception April 17, 2015	—	14.89	—
International Fund
December 31, 2015	—	17.87	—	-4.95%	—	—
Inception April 17, 2015	—	18.80	—
Large Company Value Fund
December 31, 2015	—	13.25	—	-5.15%	—	—
Inception April 17, 2015	—	13.97	—
Ultra Fund
December 31, 2015	—	19.61	—	1.76%	—	—
Inception April 17, 2015	—	19.27	—
Value Fund
December 31, 2015	—	20.03	—	-4.71%	—	—
Inception April 17, 2015	—	21.02	—
American Funds Insurance Series:
Asset Allocation Fund
December 31, 2015	1	10.89	10	-1.00%	4.42%	—
Inception April 17, 2015	—	11.00	—
Blue Chip Income and Growth Fund
December 31, 2015	—	11.58	—	-4.69%	—	—
Inception April 17, 2015	—	12.15	—
Bond Fund
December 31, 2015	—	10.43	—	-2.07%	—	—
Inception April 17, 2015	—	10.65	—
Global Bond Fund
December 31, 2015	—	9.68	—	-4.35%	—	—
Inception April 17, 2015	—	10.12	—
Growth Fund
December 31, 2015	13	12.00	154	1.44%	1.40%	—
Inception April 17, 2015	—	11.83	—
Growth-Income Fund
December 31, 2015	—	11.65	—	-2.10%	—	—
Inception April 17, 2015	—	11.90	—
High-Income Bond Fund
December 31, 2015	—	9.39	—	-10.14%	—	—
Inception April 17, 2015	—	10.45	—
International Fund
December 31, 2015	19	9.74	184	-11.86%	2.38%	—
Inception April 17, 2015	—	11.05	—
Managed Risk Asset Allocation Fund
December 31, 2015	9	10.41	95	-2.53%	1.98%	—
Inception April 17, 2015	—	10.68	—
Managed Risk Blue Chip Income and Growth Fund
December 31, 2015	—	10.37	—	-6.91%	—	—
Inception April 17, 2015	—	11.14	—
Mortgage Fund
December 31, 2015	37	10.56	392	-0.38%	5.28%	—
Inception April 17, 2015	—	10.60	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
American Funds Insurance Series: (continued)
New World Fund
December 31, 2015	—	$9.51	$—	-5.37%	—
Inception July 31, 2015	—	10.05	—
BlackRock Variable Series Funds:
Equity Dividend Fund
December 31, 2015	—	15.71	—	-0.44%	—	—
Inception April 17, 2015	—	15.78	—
Global Allocation Fund
December 31, 2015	22	12.69	276	-5.16%	1.64%	—
Inception April 17, 2015	—	13.38	—
High Yield Fund
December 31, 2015	13	11.95	150	-6.79%	3.60%	—
Inception April 17, 2015	—	12.82	—
iShares® Alternative Strategies Fund
December 31, 2015	—	9.46	—	-5.59%	—	—
Inception May 1, 2015	—	10.02	—
iShares® Dynamic Fixed Income Fund
December 31, 2015	—	9.57	—	-2.35%	—	—
Inception May 1, 2015	—	9.80	—
Large Cap Core Fund
December 31, 2015	—	17.39	—	-0.97%	—	—
Inception April 17, 2015	—	17.56	—
Large Cap Growth Fund
December 31, 2015	—	18.43	—	0.71%	—	—
Inception April 17, 2015	—	18.30	—
Large Cap Value Fund
December 31, 2015	—	17.25	—	-2.43%	—	—
Inception April 17, 2015	—	17.68	—
Total Return Fund
December 31, 2015	5	11.01	59	-2.39%	1.21%	—
Inception April 17, 2015	—	11.28	—
U.S. Government Bond Fund
December 31, 2015	14	10.34	144	-1.52%	1.38%	—
Inception April 17, 2015	—	10.50	—
Calvert Variable Products:
SRI Balanced Portfolio
December 31, 2015	—	10.46	—	-4.82%	—	—
Inception April 17, 2015	—	10.99	—			—
Columbia Funds Variable Series Trust:
AQR Manged Futures Strategy Portfolio
December 31, 2015	—	9.99	—	-0.10%	—	—
Inception December 18, 2015	—	10.00	—
Select Large-Cap Value Portfolio
December 31, 2015	—	15.91	—	-5.41%	—	—
Inception April 17, 2015	—	16.82	—
Select Smaller-Cap Value Portfolio
December 31, 2015	—	15.87	—	-9.05%	—	—
Inception April 17, 2015	—	17.45	—
Seligman Global Technology Portfolio
December 31, 2015	—	31.50	—	3.96%	—	—
Inception April 17, 2015	—	30.30	—
Credit Suisse Trust:
Commodity Return Strategy Fund
December 31, 2015	—	5.02	—	-23.01%	—	—
Inception April 17, 2015	—	6.52	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
DFA Investment Dimensions Group, Inc.:
VA Global Bond Portfolio
December 31, 2015	—	$10.39	$5	-0.48%	7.12%	0.25%
Inception April 17, 2015	—	10.44	—
VA Global Moderate Allocation Portfolio
December 31, 2015	92	9.87	913	-5.10%	2.21%	0.25%
Inception April 17, 2015	—	10.40	—
VA International Small Portfolio
December 31, 2015	14	9.99	137	-2.25%	4.97%	0.25%
Inception April 17, 2015	—	10.22	—
VA International Value Portfolio
December 31, 2015	45	8.63	388	-13.96%	6.56%	0.25%
Inception April 17, 2015	—	10.03	—
VA Short-Term Fixed Portfolio
December 31, 2015	1	9.98	7	-0.20%	1.39%	0.25%
Inception April 17, 2015	—	10.00	—
VA U.S. Large Value Portfolio
December 31, 2015	25	10.50	264	-5.41%	5.16%	0.25%
Inception April 17, 2015	—	11.10	—
VA U.S. Targeted Value Portfolio
December 31, 2015	9	9.79	83	-8.76%	2.44%	0.25%
Inception April 17, 2015	—	10.73	—
Delaware VIP Trust:
Small Cap Calue Series
December 31, 2015	—	9.38	—	-6.48%	—
Inception July 31, 2015	—	10.03	—
The Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio
December 31, 2015	2	23.85	45	-5.43%	—	—
Inception April 17, 2015	—	25.22	—
The Dreyfus Socially Responsible Growth Fund, Inc.
December 31, 2015	—	21.61	—	-4.97%	—	—
Inception April 17, 2015	—	22.74	—
Dreyfus Stock Index Fund
December 31, 2015	—	11.44	—	-0.61%	—	0.25%
Inception April 17, 2015	—	11.51	—
Dreyfus Variable Investment Fund:
International Value Portfolio
December 31, 2015	—	12.48	—	-11.17%	—	—
Inception April 17, 2015	—	14.05	—
Eaton Vance Variable Trust:
Floating-Rate Income Fund
December 31, 2015	—	11.84	3	-3.19%	2.43%	—
Inception April 17, 2015	—	12.23	—
Large-Cap Value Fund
December 31, 2015	—	17.09	—	-3.12%	2.22%	—
Inception April 17, 2015	—	17.64	—
Federated Insurance Series:
High Income Bond Fund II
December 31, 2015	—	20.31	—	-6.02%	—	—
Inception April 17, 2015	—	21.61	—
Kaufmann Fund II
December 31, 2015	—	18.45	—	-4.01%	—	—
Inception April 17, 2015	—	19.22	—
Managed Volatility Fund II
December 31, 2015	8	20.61	156	-9.49%	—	—
Inception April 17, 2015	—	22.77	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
Fidelity Variable Insurance Products:
Balanced Portfolio
December 31, 2015	6	$15.31	$92	-2.55%	2.03%	—
Inception April 17, 2015	—	15.71	—
Contrafund Portfolio
December 31, 2015	4	17.64	77	-2.86%	0.92%	—
Inception April 17, 2015	—	18.16	—
Disciplined Small Cap Portfolio
December 31, 2015	—	17.95	—	-7.71%	—	—
Inception April 17, 2015	—	19.45	—
Equity-Income Portfolio
December 31, 2015	—	16.67	—	-5.87%	—	—
Inception April 17, 2015	—	17.71	—
Growth Portfolio
December 31, 2015	2	19.66	33	2.18%	0.06%	—
Inception April 17, 2015	—	19.24	—
Growth & Income Portfolio
December 31, 2015	—	18.18	—	-4.72%	—	—
Inception April 17, 2015	—	19.08	—
Growth Opportunities Portfolio
December 31, 2015	—	21.11	—	1.39%	—	—
Inception April 17, 2015	—	20.82	—
High Income Portfolio
December 31, 2015	—	12.20	—	-7.85%	—	—
Inception April 17, 2015	—	13.24	—
International Capital Appreciation Portfolio
December 31, 2015	—	14.47	—	-2.69%	—	—
Inception April 17, 2015	—	14.87	—
Investment Grade Bond Portfolio
December 31, 2015	—	11.53	—	-3.03%	—	—
Inception April 17, 2015	—	11.89	—
Mid Cap Portfolio
December 31, 2015	2	14.96	27	-6.32%	0.29%	—
Inception April 17, 2015	—	15.97	—
Overseas Portfolio
December 31, 2015	6	12.53	79	-4.13%	4.83%	—
Inception April 17, 2015	—	13.07	—
Real Estate Portfolio
December 31, 2015	—	18.49	—	1.09%	—	—
Inception April 17, 2015	—	18.29	—
Strategic Income Portfolio
December 31, 2015	4	11.66	44	-4.50%	9.73%	—
Inception April 17, 2015	—	12.21	—
Value Portfolio
December 31, 2015	—	18.17	—	-5.17%	—	—
Inception April 17, 2015	—	19.16	—
First Eagle Variable Funds:
Overseas Variable Fund
December 31, 2015	1	18.38	27	-5.55%	0.74%	—
Inception April 17, 2015	—	19.46	—
Franklin Templeton Variable Insurance Products Trust:
Global Real Estate II Fund
December 31, 2015	—	20.44	—	-3.13%	—	—
Inception April 17, 2015	—	21.10	—
High Income II Fund
December 31, 2015	—	19.05	—	-11.72%	—	—
Inception April 17, 2015	—	21.58	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
Franklin Templeton Variable Insurance Products Trust: (continued)
Income II Fund
December 31, 2015	—	$19.66	$—	-8.81%	—	—
Inception April 17, 2015	—	21.56	—
Mutual Shares II Fund
December 31, 2015	1	20.45	28	-8.46%	—	—
Inception April 17, 2015	—	22.34	—
Rising Dividends II Fund
December 31, 2015	—	9.64	—	-3.41%	—	—
Inception July 31, 2015	—	9.98	—
Strategic Income II Fund
December 31, 2015	5	16.80	91	-5.62%	5.92%	—
Inception April 17, 2015	—	17.80	—
Templeton Global Bond II Fund
December 31, 2015	18	16.48	291	-5.40%	1.36%	—
Inception April 17, 2015	—	17.42	—
U.S. Government Securities II Fund
December 31, 2015	5	12.34	57	-0.40%	—	—
Inception April 17, 2015	—	12.39	—
Goldman Sachs Variable Insurance Trust:
Multi-Strategy Alternatives Fund
December 31, 2015	—	9.38	—	-5.63%	—	—
Inception April 17, 2015	—	9.94	—
Strategic Income Fund
December 31, 2015	—	9.91	—	-0.90%	—	—
Inception October 30, 2015	—	10.00	—
Guggenheim Variable Insurance Funds:
CLS AdvisorOne Global Diversified Equity Fund
December 31, 2015	—	16.72	—	-9.08%	—	—
Inception April 17, 2015	—	18.39	—
CLS AdvisorOne Growth and Income Fund
December 31, 2015	—	13.79	—	-6.13%	—	—
Inception April 17, 2015	—	14.69	—
Global Managed Futures Strategy Fund
December 31, 2015	—	8.18	3	-9.11%	—	—
Inception April 17, 2015	—	9.00	—
Long Short Equity Fund
December 31, 2015	—	16.32	—	-0.61%	—	—
Inception April 17, 2015	—	16.42	—
Multi-Hedge Strategies Fund
December 31, 2015	6	10.35	64	-0.58%	—	—
Inception April 17, 2015	—	10.41	—
Rydex Banking Fund
December 31, 2015	—	6.82	—	-4.48%	—	—
Inception April 17, 2015	—	7.14	—
Rydex Basic Materials Fund
December 31, 2015	—	15.01	—	-19.30%	—	—
Inception April 17, 2015	—	18.60	—
Rydex Biotechnology Fund
December 31, 2015	—	47.71	3	-7.93%	—	—
Inception April 17, 2015	—	51.82	—
Rydex Commodities Strategy Fund
December 31, 2015	—	2.49	—	-32.70%	—	—
Inception April 17, 2015	—	3.70	—
Rydex Consumer Products Fund
December 31, 2015	28	26.93	748	2.86%	—	—
Inception April 17, 2015	—	26.18	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Dow 2X Strategy Fund
December 31, 2015	—	$23.06	$—	-4.32%	—	—
Inception April 17, 2015	—	24.10	—
Rydex Electronics Fund
December 31, 2015	—	16.46	—	-4.36%	—	—
Inception April 17, 2015	—	17.21	—
Rydex Energy Fund
December 31, 2015	—	11.49	3	-34.72%	—	—
Inception April 17, 2015	—	17.60	—
Rydex Energy Services Fund
December 31, 2015	—	10.24	—	-33.81%	—	—
Inception April 17, 2015	—	15.47	—
Rydex Europe 1.25X Strategy Fund
December 31, 2015	—	9.12	—	-13.64%	—	—
Inception April 17, 2015	—	10.56	—
Rydex Financial Services Fund
December 31, 2015	—	10.92	—	-3.62%	—	—
Inception April 17, 2015	—	11.33	—
Rydex Government Long Bond 1.2X Strategy Fund
December 31, 2015	—	17.78	—	-10.61%	—	—
Inception April 17, 2015	—	19.89	—
Rydex Health Care Fund
December 31, 2015	9	27.56	235	-6.61%	—	—
Inception April 17, 2015	—	29.51	—
Rydex High Yield Strategy Fund
December 31, 2015	—	9.97	—	-3.30%	—	—
Inception April 17, 2015	—	10.31	—
Rydex Internet Fund
December 31, 2015	—	28.30	—	4.51%	—	—
Inception April 17, 2015	—	27.08	—
Rydex Inverse Dow 2X Strategy Fund
December 31, 2015	—	0.93	—	-5.10%	—	—
Inception April 17, 2015	—	0.98	—
Rydex Inverse Government Long Bond Strategy Fund
December 31, 2015	—	4.19	—	5.54%	—	—
Inception April 17, 2015	—	3.97	—
Rydex Inverse Mid-Cap Strategy Fund
December 31, 2015	—	2.58	—	4.45%	—	—
Inception April 17, 2015	—	2.47	—
Rydex Inverse NASDAQ-100® Strategy Fund
December 31, 2015	—	2.00	—	-9.91%	—	—
Inception April 17, 2015	—	2.22	—
Rydex Inverse Russell 2000® Strategy Fund
December 31, 2015	—	2.34	—	5.41%	—	—
Inception April 17, 2015	—	2.22	—
Rydex Inverse S&P 500 Strategy Fund
December 31, 2015	—	3.36	—	-2.33%	—	—
Inception April 17, 2015	—	3.44	—
Rydex Japan 2X Strategy Fund
December 31, 2015	—	15.25	—	-12.31%	—	—
Inception April 17, 2015	—	17.39	—
Rydex Leisure Fund
December 31, 2015	—	21.20	—	-2.93%	—	—
Inception April 17, 2015	—	21.84	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Mid Cap 1.5X Strategy Fund
December 31, 2015	—	$24.26	$—	-11.40%	—	—
Inception April 17, 2015	—	27.38	—
Rydex NASDAQ-100® Fund
December 31, 2015	2	30.59	60	5.48%	—	—
Inception April 17, 2015	—	29.00	—
Rydex NASDAQ-100® 2X Strategy Fund
December 31, 2015	3	52.70	182	9.25%	—	—
Inception April 17, 2015	—	48.24	—
Rydex Nova Fund
December 31, 2015	—	21.04	—	-2.50%	—	—
Inception April 17, 2015	—	21.58	—
Rydex Precious Metals Fund
December 31, 2015	—	6.03	—	-32.55%	—	—
Inception April 17, 2015	—	8.94	—
Rydex Real Estate Fund
December 31, 2015	—	16.01	—	-3.38%	—	—
Inception April 17, 2015	—	16.57	—
Rydex Retailing Fund
December 31, 2015	—	22.99	—	-5.97%	—	—
Inception April 17, 2015	—	24.45	—
Rydex Russell 2000® 1.5X Strategy Fund
December 31, 2015	—	19.79	—	-13.99%	—	—
Inception April 17, 2015	—	23.01	—
Rydex Russell 2000® 2X Strategy Fund
December 31, 2015	—	10.94	—	-18.90%	—	—
Inception April 17, 2015	—	13.49	—
Rydex S&P 500 2X Strategy Fund
December 31, 2015	—	21.34	—	-3.79%	—	—
Inception April 17, 2015	—	22.18	—
Rydex S&P 500 Pure Growth Fund
December 31, 2015	1	23.35	30	-3.27%	—	—
Inception April 17, 2015	—	24.14	—
Rydex S&P 500 Pure Value Fund
December 31, 2015	—	19.68	—	-9.60%	—	—
Inception April 17, 2015	—	21.77	—
Rydex S&P MidCap 400 Pure Growth Fund
December 31, 2015	—	26.69	—	-6.15%	—	—
Inception April 17, 2015	—	28.44	—
Rydex S&P MidCap 400 Pure Value Fund
December 31, 2015	—	18.50	—	-13.43%	—	—
Inception April 17, 2015	—	21.37	—
Rydex S&P SmallCap 600 Pure Growth Fund
December 31, 2015	—	21.79	—	-8.71%	—	—
Inception April 17, 2015	—	23.87	—
Rydex S&P SmallCap 600 Pure Value Fund
December 31, 2015	1	16.70	18	-15.44%	—	—
Inception April 17, 2015	—	19.75	—
Rydex Strengthening Dollar 2X Strategy Fund
December 31, 2015	—	8.51	—	-0.70%	—	—
Inception April 17, 2015	—	8.57	—
Rydex Technology Fund
December 31, 2015	—	19.84	—	-1.20%	—	—
Inception April 17, 2015	—	20.08	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
Guggenheim Variable Insurance Funds: (continued)
Rydex Telecommunications Fund
December 31, 2015	—	$12.09	$—	-8.34%	—	—
Inception April 17, 2015	—	13.19	—
Rydex Transportation Fund
December 31, 2015	—	22.09	—	-12.10%	—	—
Inception April 17, 2015	—	25.13	—
Rydex Utilities Fund
December 31, 2015	—	18.87	—	-3.18%	—	—
Inception April 17, 2015	—	19.49	—
Rydex Weakening Dollar 2X Strategy Fund
December 31, 2015	—	7.22	—	-3.35%	—	—
Inception April 17, 2015	—	7.47	—
Variable Series Floating Rate Strategies Fund
December 31, 2015	22	10.57	233	-1.49%	—	—
Inception April 17, 2015	—	10.73	—
Variable Series High Yield Fund
December 31, 2015	—	12.32	—	-7.16%	—	—
Inception April 17, 2015	—	13.27	—
Variable Series Macro Opportunities Fund
December 31, 2015	—	10.60	—	-2.21%	—	—
Inception April 17, 2015	—	10.84	—
Variable Series Small Cap Value Fund
December 31, 2015	—	15.68	—	-8.41%	—	—
Inception April 17, 2015	—	17.12	—
Variable Series StylePlus Large Growth Fund
December 31, 2015	—	17.37	—	1.05%	—	—
Inception April 17, 2015	—	17.19	—
Variable Series StylePlus Mid Growth Fund
December 31, 2015	—	17.36	—	-5.75%	—	—
Inception April 17, 2015	—	18.42	—
Variable Series U.S. Total Return Bond Fund
December 31, 2015	—	12.27	—	-1.05%	—	—
Inception April 17, 2015	—	12.40	—
Invesco Variable Insurance Funds:
Balanced Risk Allocation Fund
December 31, 2015	—	10.64	—	-8.90%	—	—
Inception April 17, 2015	—	11.68	—
Comstock Fund
December 31, 2015	1	17.20	26	-7.92%	—	—
Inception April 17, 2015	—	18.68	—
Core Equity Fund
December 31, 2015	—	17.45	—	-6.78%	—	—
Inception April 17, 2015	—	18.72	—
Diversified Dividend Fund
December 31, 2015	1	16.53	21	0.06%	—	—
Inception April 17, 2015	—	16.52	—
Equity and Income Fund
December 31, 2015	—	15.45	—	-3.68%	—	—
Inception April 17, 2015	—	16.04	—
Global Health Care Fund
December 31, 2015	—	27.77	—	-6.78%	—	—
Inception April 17, 2015	—	29.79	—
Global Real Estate Fund
December 31, 2015	1	18.76	24	-5.92%	—	—
Inception April 17, 2015	—	19.94	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
Invesco Variable Insurance Funds: (continued)
Government Securities Fund
December 31, 2015	—	$13.49	$—	-1.39%	—	—
Inception April 17, 2015	—	13.68	—
Growth and Income Fund
December 31, 2015	—	17.03	—	-4.22%	—	—
Inception April 17, 2015	—	17.78	—
High Yield Fund
December 31, 2015	—	18.84	—	-6.55%	—	—
Inception April 17, 2015	—	20.16	—
International Growth Fund
December 31, 2015	—	11.05	—	-8.60%	—	—
Inception April 17, 2015	—	12.09	—
Mid Cap Core Equity Fund
December 31, 2015	2	18.59	32	-6.82%	0.13%	—
Inception April 17, 2015	—	19.95	—
Money Market Fund
December 31, 2015	237	10.01	2,374	0.00%	0.01%	—
Inception May 1	—	10.01	—
Technology Fund
December 31, 2015	—	22.94	—	3.43%	—	—
Inception April 17, 2015	—	22.18	—
Ivy Funds Variable Insurance Portfolios, Inc.:
Asset Strategy Portfolio
December 31, 2015	—	13.00	—	-10.78%	—	—
Inception April 17, 2015	—	14.57	—
Balanced Portfolio
December 31, 2015	—	18.00	—	-3.23%	—	—
Inception April 17, 2015	—	18.60	—
Bond Portfolio
December 31, 2015	—	12.21	—	-2.01%	—	—
Inception April 17, 2015	—	12.46	—
Energy Portfolio
December 31, 2015	—	10.40	—	-27.78%	—	—
Inception April 17, 2015	—	14.40	—
Global Bond Portfolio
December 31, 2015	—	10.56	—	-4.52%	—	—
Inception April 17, 2015	—	11.06	—
Global Natural Resources Portfolio
December 31, 2015	—	6.45	—	-27.20%	—	—
Inception April 17, 2015	—	8.86	—
High Income Portfolio
December 31, 2015	—	15.50	1	-8.98%	—	—
Inception April 17, 2015	—	17.03	—
Limited-Term Bond Portfolio
December 31, 2015	—	10.13	—	-0.69%	—	—
Inception April 17, 2015	—	10.20	—
Mid Cap Growth Portfolio
December 31, 2015	—	20.57	—	-9.90%	—	—
Inception April 17, 2015	—	22.83	—
Science and Technology Portfolio
December 31, 2015	—	22.70	—	-8.62%	—	—
Inception April 17, 2015	—	24.84	—
Value Portfolio
December 31, 2015	—	19.07	—	-3.93%	—	—
Inception April 17, 2015	—	19.85	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
Janus Aspen Series – Institutional:
Balanced Portfolio
December 31, 2015	22	$18.25	$398	-1.56%	1.89%	—
Inception April 17, 2015	—	18.54	—
Enterprise Portfolio
December 31, 2015	5	23.65	109	-2.71%	0.86%	—
Inception April 17, 2015	—	24.31	—
Forty Portfolio
December 31, 2015	—	20.71	—	4.02%	—	—
Inception April 17, 2015	—	19.91	—
Global Research Portfolio
December 31, 2015	—	15.11	—	-8.48%	—	—
Inception April 17, 2015	—	16.51	—
Janus Portfolio
December 31, 2015	3	19.80	63	-1.10%	—	—
Inception April 17, 2015	—	20.02	—
Overseas Portfolio
December 31, 2015	—	11.48	—	-15.77%	1.67%	—
Inception April 17, 2015	—	13.63	—
Perkins Mid Cap Value Portfolio
December 31, 2015	—	16.00	—	-4.08%	—	—
Inception April 17, 2015	—	16.68	—
Janus Aspen Series – Service:
Flexible Bond Portfolio
December 31, 2015	13	10.90	146	-2.24%	2.91%	—
Inception April 17, 2015	—	11.15	—
John Hancock Variable Insurance Trust:
Emerging Markets Value Trust Fund:
December 31, 2015	—	9.32	—	-6.80%	—	0.10%
Inception October 30, 2015	—	10.00	—
JPMorgan Insurance Trust:
Global Allocation Portfolio
December 31, 2015	—	9.76	—	-2.40%	—	—
Inception October 30, 2015	—	10.00	—
Income Builder Portfolio
December 31, 2015	—	9.80	—	-2.00%	—	—
Inception October 30, 2015	—	10.00	—
Lazard Retirement Series, Inc.:
Emerging Markets Equity Portfolio
December 31, 2015	2	19.41	40	-22.48%	1.46%	—
Inception April 17, 2015	—	25.04	—
Global Dynamic Multi-Asset Portfolio
December 31, 2015	—	12.72	—	-2.97%	—	—
Inception April 17, 2015	—	13.11	—
International Equity Portfolio
December 31, 2015	22	16.77	361	-6.52%	3.22%	—
Inception April 17, 2015	—	17.94	—
US Small-Mid Cap Equity Portfolio
December 31, 2015	4	21.30	76	-8.03%	—	—
Inception April 17, 2015	—	23.16	—
US Strategic Equity Portfolio
December 31, 2015	—	18.62	—	-5.86%	—	—
Inception April 17, 2015	—	19.78	—
Legg Mason Partners Variable Equity Trust:
BW Absolute Return Opportunities Portfolio
December 31, 2015	—	9.84	—	-6.64%	—	—
Inception April 17, 2015	—	10.54	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
Legg Mason Partners Variable Equity Trust: (continued)
ClearBridge Aggressive Growth Portfolio
December 31, 2015	—	$20.57	$—	-7.59%	—	—
Inception April 17, 2015	—	22.26	—
ClearBridge Equity Income Portfolio
December 31, 2015	—	15.29	—	-3.78%	—	—
Inception April 17, 2015	—	15.89	—
Legg Mason Partners Variable Equity Trust:
ClearBridge Large Cap Growth Portfolio
December 31, 2015	—	20.26	—	5.58%	—	—
Inception April 17, 2015	—	19.19	—
ClearBridge Small Cap Growth Portfolio
December 31, 2015	3	14.68	41	-4.74%	—	—
Inception April 17, 2015	—	15.41	—
QS Dynamic Multi-Strategy Portfolio
December 31, 2015	—	12.19	—	-7.44%	—	—
Inception April 17, 2015	—	13.17	—
Legg Mason Partners Variable Income Trust:
Western Asset Global High Yield Bond Portfolio
December 31, 2015	—	17.30	7	-8.32%	7.14%	—
Inception April 17, 2015	—	18.87	—
Lord Abbett Series Fund, Inc.:
Bond Debenture Portfolio
December 31, 2015	8	16.19	137	-5.60%	8.71%	—
Inception April 17, 2015	—	17.15	—
Calibrated Dividend Growth Portfolio
December 31, 2015	—	20.82	—	-2.25%	—	—
Inception April 17, 2015	—	21.30	—
Growth and Income Portfolio
December 31, 2015	—	17.35	—	-3.56%	—	—
Inception April 17, 2015	—	17.99	—
International Opportunities Portfolio
December 31, 2015	7	11.42	79	-1.21%	1.47%	—
Inception April 17, 2015	—	11.56	—
MFS Variable Insurance Trust:
Growth Series – Service
December 31, 2015	—	9.88	—	-1.00%	—	—
Inception July 31, 2015	—	9.98	—
Value Series – Service
December 31, 2015	—	9.59	—	-3.81%	—	—
Inception July 31, 2015	—	9.97	—
Nationwide Variable Insurance Trust:
Bond Index Fund
December 31, 2015	—	10.57	—	-1.95%	—	0.25%
Inception April 17, 2015	—	10.78	—
International Index Fund
December 31, 2015	—	9.35	—	-8.51%	—	0.25%
Inception April 17, 2015	—	10.22	—
Mid Cap Index Fund
December 31, 2015	3	10.67	27	-7.06%	1.44%	0.25%
Inception April 17, 2015	—	11.48	—
S&P 500 Index Fund
December 31, 2015	—	11.45	—	-0.61%	—	0.25%
Inception April 17, 2015	—	11.52	—
Small Cap Index Fund
December 31, 2015	1	9.97	11	-8.70%	3.01%	0.25%
Inception April 17, 2015	—	10.92	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
Neuberger Berman Advisers Management Trust:
Absolute Return Multi-Manager Portfolio
December 31, 2015	3	$9.26	$32	-7.58%	—	—
Inception May 1, 2015	—	10.02	—
Large Cap Value Portfolio
December 31, 2015	—	16.69	—	-11.18%	—	—
Inception April 17, 2015	—	18.79	—
Mid Cap Growth Portfolio
December 31, 2015	2	26.83	56	-6.16%	—	—
Inception April 17, 2015	—	28.59	—
Mid Cap Intrinsic Value Portfolio
December 31, 2015	5	20.76	101	-12.29%	0.85%	—
Inception April 17, 2015	—	23.67	—
Short Duration Bond Portfolio
December 31, 2015	4	12.14	43	-0.41%	—	—
Inception April 17, 2015	—	12.19	—
Socially Responsive Portfolio
December 31, 2015	—	21.85	—	-2.15%	—	—
Inception April 17, 2015	—	22.33	—
Northern Lights Variable Trust:
7Twelve Balanced Portfolio
December 31, 2015	—	9.07	—	-9.57%	—	—
Inception May 1, 2015	—	10.03	—
BTS Tactical Fixed Income Fund
December 31, 2015	—	9.67	—	-3.30%	—	—
Inception April 17, 2015	—	10.00	—
JNF SSGA Retirement Income Portfolio
December 31, 2015	—	10.08	—	-7.44%	—	—
Inception April 17, 2015	—	10.89	—
JNF SSGA Sector Rotation Portfolio
December 31, 2015	—	15.17	—	-2.32%	—	—
Inception April 17, 2015	—	15.53	—
JNF SSGA Tactical Allocation Portfolio
December 31, 2015	—	14.91	—	-7.45%	—	—
Inception April 17, 2015	—	16.11	—
Mariner Managed Futures Strategy Portfolio
December 31, 2015	—	10.51	—	-15.92%	—	—
Inception April 17, 2015	—	12.50	—
Power Income Portfolio
December 31, 2015	—	10.36	—	-3.18%	—	—
Inception April 17, 2015	—	10.70	—
Probabilities Fund
December 31, 2015	—	10.35	—	-3.90%	—	—
Inception April 17, 2015	—	10.77	—
TOPS Aggressive Growth ETF – Class 1
December 31, 2015	—	10.17	—	-7.71%	—	0.10%
Inception April 17, 2015	—	11.02	—
TOPS Balanced ETF – Class 1
December 31, 2015	—	10.23	—	-5.37%	—	0.10%
Inception April 17, 2015	—	10.81	—
TOPS Conservative ETF – Class 1
December 31, 2015	—	10.05	—	-3.83%	—	0.10%
Inception April 17, 2015	—	10.45	—
TOPS Conservative ETF – Class 2
December 31, 2015	—	11.32	—	-3.90%	—	—
Inception April 17, 2015	—	11.78	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
Northern Lights Variable Trust: (continued)
TOPS Growth ETF – Class 1
December 31, 2015	—	$9.99	$—	-7.93%	—	0.10%
Inception April 17, 2015	—	10.85	—
TOPS Managed Risk Balanced ETF – Class 1
December 31, 2015	—	9.91	—	-6.95%	—	0.10%
Inception April 17, 2015	—	10.65	—
TOPS Managed Risk Balanced ETF – Class 2
December 31, 2015	—	11.61	—	-7.12%	—	—
Inception April 17, 2015	—	12.50	—
TOPS Managed Risk Growth ETF – Class 1
December 31, 2015	—	9.27	—	-11.04%	—	0.10%
Inception April 17, 2015	—	10.42	—
TOPS Managed Risk Growth ETF – Class 2
December 31, 2015	—	10.79	—	-11.05%	—	—
Inception April 17, 2015	—	12.13	—
TOPS Managed Risk Moderate Growth ETF – Class 1
December 31, 2015	—	9.70	—	-9.09%	—	0.10%
Inception April 17, 2015	—	10.67	—
TOPS Managed Risk Moderate Growth ETF – Class 2
December 31, 2015	—	11.82	—	-9.22%	—	—
Inception April 17, 2015	—	13.02	—
TOPS Moderate Growth ETF – Class 1
December 31, 2015	—	10.07	—	-6.50%	—	0.10%
Inception April 17, 2015	—	10.77	—
Oppenheimer Variable Account Funds:
Core Bond Fund
December 31, 2015	4	11.94	49	-2.13%	—	—
Inception April 17, 2015	—	12.20	—
Global Fund
December 31, 2015	—	16.35	—	-4.33%	—	—
Inception April 17, 2015	—	17.09	—
Global Multi-Alternatives Fund
December 31, 2015	—	9.60	—	-5.04%	—	—
Inception April 17, 2015	—	10.11	—
Global Strategic Income Fund
December 31, 2015	—	11.31	—	-5.12%	—	—
Inception April 17, 2015	—	11.92	—
International Growth Fund
December 31, 2015	2	14.81	27	-3.71%	1.04%	—
Inception April 17, 2015	—	15.38	—
Main Street® Fund
December 31, 2015	—	18.26	—	0.61%	—	—
Inception April 17, 2015	—	18.15	—
PIMCO Variable Insurance Trust:
All Asset Portfolio
December 31, 2015	3	14.12	38	-11.19%	4.91%	—
Inception April 17, 2015	—	15.90	—
All Asset All Authority Portfolio – Admin
December 31, 2015	—	8.27	—	-14.12%	—	—
Inception April 17, 2015	—	9.63	—
All Asset All Authority Portfolio – Institutional
December 31, 2015	—	8.17	—	-13.91%	—	—
Inception April 17, 2015	—	9.49	—
CommodityRealReturn Strategy Portfolio
December 31, 2015	4	5.91	21	-25.00%	—	—
Inception April 17, 2015	—	7.88	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
PIMCO Variable Insurance Trust: (continued)
Emerging Markets Bond Portfolio
December 31, 2015	8	$16.58	$137	-6.27%	3.98%	—
Inception April 17, 2015	—	17.69	—
Foreign Bond Unhedged Portfolio
December 31, 2015	—	12.42	—	-6.19%	—	—
Inception April 17, 2015	—	13.24	—
Foreign Bond US Dollar-Hedged Portfolio
December 31, 2015	—	17.37	6	-2.36%	4.45%	—
Inception April 17, 2015	—	17.79	—
Global Advantage Strategy Bond Portfolio
December 31, 2015	—	9.59	—	-4.48%	—	—
Inception April 17, 2015	—	10.04	—
Global Bond Unhedged Portfolio
December 31, 2015	—	15.04	—	-3.34%	—	—
Inception April 17, 2015	—	15.56	—
Global Multi-Asset Portfolio
December 31, 2015	—	10.52	—	-6.65%	—	—
Inception April 17, 2015	—	11.27	—
High Yield Portfolio
December 31, 2015	—	17.15	—	-4.93%	—	—
Inception April 17, 2015	—	18.04	—
Long-Term US Government Portfolio
December 31, 2015	—	19.41	—	-5.87%	—	—
Inception April 17, 2015	—	20.62	—
Low Duration Portfolio
December 31, 2015	16	13.87	227	-0.79%	12.27%	—
Inception April 17, 2015	—	13.98	—
Real Return Portfolio
December 31, 2015	1	14.77	17	-5.80%	7.35%	—
Inception April 17, 2015	—	15.68	—
Short-Term Portfolio
December 31, 2015	2	12.87	32	0.23%	1.58%	—
Inception April 17, 2015	—	12.84	—
Total Return Portfolio
December 31, 2015	23	17.23	401	-2.27%	11.97%	—
Inception April 17, 2015	—	17.63	—
Unconstrained Bond Portfolio
December 31, 2015	2	10.70	23	-2.10%	5.73%	—
Inception April 17, 2015	—	10.93	—
Pioneer Variable Contracts Trust:
Bond Portfolio
December 31, 2015	2	15.68	27	-1.75%	1.67%	—
Inception April 17, 2015	—	15.96	—
Disciplined Value Portfolio
December 31, 2015	—	13.34	—	-5.79%	—	—
Inception April 17, 2015	—	14.16	—
Emerging Markets Portfolio
December 31, 2015	—	8.20	—	-23.15%	—	—
Inception April 17, 2015	—	10.67	—
Equity Income Portfolio
December 31, 2015	—	20.78	—	-0.62%	0.58%	—
Inception April 17, 2015	—	20.91	—
Fund Portfolio
December 31, 2015	—	19.50	—	-1.22%	—	—
Inception April 17, 2015	—	19.74	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
Pioneer Variable Contracts Trust: (continued)
High Yield Portfolio
December 31, 2015	—	$17.68	$—	-8.35%	—	—
Inception April 17, 2015	—	19.29	—
Mid Cap Value Portfolio
December 31, 2015	—	18.92	—	-6.61%	—	—
Inception April 17, 2015	—	20.26	—
Strategic Income Portfolio
December 31, 2015	—	15.89	—	-3.35%	—	—
Inception April 17, 2015	—	16.44	—
ProFunds VP:
Access VP High Yield Fund
December 31, 2015	—	14.54	—	-2.09%	—	—
Inception April 17, 2015	—	14.85	—
Asia 30 Fund
December 31, 2015	—	9.77	—	-17.41%	—	—
Inception April 17, 2015	—	11.83	—
Banks Fund
December 31, 2015	—	15.90	—	2.45%	—	—
Inception April 17, 2015	—	15.52	—
Basic Materials Fund
December 31, 2015	—	11.46	—	-15.11%	—	—
Inception April 17, 2015	—	13.50	—
Bear Fund
December 31, 2015	—	4.07	—	-2.40%	—	—
Inception April 17, 2015	—	4.17	—
Biotechnology Fund
December 31, 2015	—	33.97	—	-4.42%	—	—
Inception April 17, 2015	—	35.54	—
Bull Fund
December 31, 2015	—	17.37	—	-1.59%	—	—
Inception April 17, 2015	—	17.65	—
Consumer Goods Fund
December 31, 2015	—	19.33	—	2.33%	—	—
Inception April 17, 2015	—	18.89	—
Consumer Services Fund
December 31, 2015	—	22.03	—	1.10%	—	—
Inception April 17, 2015	—	21.79	—
Emerging Markets Fund
December 31, 2015	—	7.08	—	-19.73%	—	—
Inception April 17, 2015	—	8.82	—
Europe 30 Fund
December 31, 2015	—	11.22	—	-12.34%	—	—
Inception April 17, 2015	—	12.80	—
Falling U.S. Dollar Fund
December 31, 2015	—	7.39	—	-2.51%	—	—
Inception April 17, 2015	—	7.58	—
Financials Fund
December 31, 2015	—	15.59	—	-0.13%	—	—
Inception April 17, 2015	—	15.61	—
Health Care Fund
December 31, 2015	—	24.03	—	-2.67%	—	—
Inception April 17, 2015	—	24.69	—
Industrials Fund
December 31, 2015	—	17.28	—	-4.58%	—	—
Inception April 17, 2015	—	18.11	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
ProFunds VP: (continued)
International Fund
December 31, 2015	—	$11.62	$—	-10.34%	—	—
Inception April 17, 2015	—	12.96	—
Internet Fund
December 31, 2015	—	21.41	—	12.74%	—	—
Inception April 17, 2015	—	18.99	—
Japan Fund
December 31, 2015	—	14.76	—	-5.51%	—	—
Inception April 17, 2015	—	15.62	—
Large-Cap Growth Fund
December 31, 2015	—	19.28	—	1.47%	—	—
Inception April 17, 2015	—	19.00	—
Large-Cap Value Fund
December 31, 2015	—	16.22	—	-4.76%	—	—
Inception April 17, 2015	—	17.03	—
Mid-Cap Fund
December 31, 2015	—	16.32	—	-8.26%	—	—
Inception April 17, 2015	—	17.79	—
Mid-Cap Growth Fund
December 31, 2015	—	17.66	—	-5.31%	—	—
Inception April 17, 2015	—	18.65	—
Mid-Cap Value Fund
December 31, 2015	—	15.93	—	-10.30%	—	—
Inception April 17, 2015	—	17.76	—
Money Market Fund
December 31, 2015	20	10.01	200	0.00%	0.02%	—
Inception April 17, 2015	—	10.01	—
NASDAQ-100 Fund
December 31, 2015	—	21.96	—	4.97%	—	—
Inception April 17, 2015	—	20.92	—
Oil & Gas Fund
December 31, 2015	—	10.06	—	-25.65%	—	—
Inception April 17, 2015	—	13.53	—
Pharmaceuticals Fund
December 31, 2015	—	21.88	—	-2.23%	—	—
Inception April 17, 2015	—	22.38	—
Precious Metals Fund
December 31, 2015	—	2.71	—	-36.98%	—	—
Inception April 17, 2015	—	4.30	—
Real Estate Fund
December 31, 2015	—	16.59	—	-1.01%	—	—
Inception April 17, 2015	—	16.76	—
Rising Rates Opportunity Fund
December 31, 2015	—	4.13	—	7.55%	—	—
Inception April 17, 2015	—	3.84	—
Semiconductor Fund
December 31, 2015	—	16.98	—	-1.28%	—	—
Inception April 17, 2015	—	17.20	—
Short Emerging Markets Fund
December 31, 2015	—	9.89	—	17.46%	—	—
Inception April 17, 2015	—	8.42	—
Short International Fund
December 31, 2015	—	6.21	—	5.43%	—	—
Inception April 17, 2015	—	5.89	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
ProFunds VP: (continued)
Short Mid-Cap Fund
December 31, 2015	—	$4.30	$—	3.37%	—	—
Inception April 17, 2015	—	4.16	—
Short NASDAQ-100 Fund
December 31, 2015	—	3.10	—	-9.36%	—	—
Inception April 17, 2015	—	3.42	—
Short Small-Cap Fund
December 31, 2015	—	3.85	—	4.90%	—	—
Inception April 17, 2015	—	3.67	—
Small Cap Fund
December 31, 2015	—	15.42	—	-9.67%	—	—
Inception April 17, 2015	—	17.07	—
Small-Cap Growth Fund
December 31, 2015	—	18.55	—	-3.74%	—	—
Inception April 17, 2015	—	19.27	—
Small-Cap Value Fund
December 31, 2015	—	15.60	6	-8.56%	—	—
Inception April 17, 2015	—	17.06	—
Technology Fund
December 31, 2015	—	17.65	—	1.96%	—	—
Inception April 17, 2015	—	17.31	—
Telecommunications Fund
December 31, 2015	—	14.32	—	-1.17%	—	—
Inception April 17, 2015	—	14.49	—
U.S. Government Plus Fund
December 31, 2015	—	16.01	—	-11.55%	—	—
Inception April 17, 2015	—	18.10	—
UltraBull Fund
December 31, 2015	—	26.92	—	-4.51%	—	—
Inception April 17, 2015	—	28.19	—
UltraMid-Cap Fund
December 31, 2015	—	24.11	—	-16.14%	—	—
Inception April 17, 2015	—	28.75	—
UltraNASDAQ-100 Fund
December 31, 2015	—	43.22	—	8.59%	—	—
Inception April 17, 2015	—	39.80	—
UltraShort NASDAQ-100 Fund
December 31, 2015	—	1.12	—	-20.00%	—	—
Inception April 17, 2015	—	1.40	—
UltraSmall-Cap Fund
December 31, 2015	—	20.54	—	-19.17%	—	—
Inception April 17, 2015	—	25.41	—
Utilities Fund
December 31, 2015	—	16.64	—	-0.60%	—	—
Inception April 17, 2015	—	16.74	—
Putnam Variable Trust:
Absolute Return 500 Fund
December 31, 2015	—	10.78	—	-1.73%	—	—
Inception April 17, 2015	—	10.97	—
American Government Income Fund
December 31, 2015	—	11.06	—	-1.69%	—	—
Inception April 17, 2015	—	11.25	—
Diversified Income Fund
December 31, 2015	—	11.45	—	-1.80%	—	—
Inception April 17, 2015	—	11.66	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
Putnam Variable Trust: (continued)
Equity Income Fund
December 31, 2015	5	$18.50	$96	-5.23%	—	—
Inception April 17, 2015	—	19.52	—
High Yield Fund
December 31, 2015	—	12.40	—	-8.55%	—	—
Inception April 17, 2015	—	13.56	—
Income Fund
December 31, 2015	4	12.47	50	-3.26%	—	—
Inception April 17, 2015	—	12.89	—
Voyager Fund
December 31, 2015	—	14.70	—	-9.98%	—	—
Inception April 17, 2015	—	16.33	—
Redwood Investment Management, LLC:
Managed Volatility Portfolio – Class I
December 31, 2015	—	9.46	—	-5.12%	—	—
Inception April 17, 2015	—	9.97	—
Managed Volatility Portfolio – Class N
December 31, 2015	—	9.29	—	-5.49%	—	—
Inception April 17, 2015	—	9.83	—
Royce Capital Fund:
Micro-Cap Portfolio
December 31, 2015	—	17.39	3	-12.88%	—	—
Inception April 17, 2015	—	19.96	—
Small-Cap Portfolio
December 31, 2015	—	20.19	—	-14.12%	—	—
Inception April 17, 2015	—	23.51	—
SEI Insurance Products Trust:
Balanced Strategy Fund
December 31, 2015	—	10.18	—	-7.03%	—	—
Inception April 17, 2015	—	10.95	—
Conservative Strategy Fund
December 31, 2015	14	10.33	147	-2.27%	4.32%	—
Inception April 17, 2015	—	10.57	—
Defensive Strategy Fund
December 31, 2015	—	10.12	—	-1.65%	—	—
Inception April 17, 2015	—	10.29	—
Market Growth Strategy Fund
December 31, 2015	—	10.20	—	-7.52%	—	—
Inception April 17, 2015	—	11.03	—
Market Plus Strategy Fund
December 31, 2015	—	10.30	—	-8.28%	—	—
Inception April 17, 2015	—	11.23	—
Moderate Strategy Fund
December 31, 2015	—	10.47	—	-4.03%	—	—
Inception April 17, 2015	—	10.91	—
T. Rowe Price Equity Series, Inc:
Blue Chip Growth Portfolio II
December 31, 2015	14	22.83	310	4.44%	—	—
Inception April 17, 2015	—	21.86	—
Equity Income Portfolio II
December 31, 2015	—	15.58	—	-7.10%	—	—
Inception April 17, 2015	—	16.77	—
Health Sciences Portfolio II
December 31, 2015	—	43.57	6	-2.70%	—	—
Inception April 17, 2015	—	44.78	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
T. Rowe Price Fixed Income Series, Inc.:
Limited-Term Bond Portfolio II
December 31, 2015	—	$12.03	$—	-0.58%	—	—
Inception April 17, 2015	—	12.10	—
Third Avenue Variable Series Trust:
Value Portfolio
December 31, 2015	—	14.14	—	-10.79%	—	—
Inception April 17, 2015	—	15.85	—
Timothy Plan Variable Series:
Conservative Growth Portfolio
December 31, 2015	—	12.40	—	-5.63%	—	—
Inception April 17, 2015	—	13.14	—
Strategic Growth Portfolio
December 31, 2015	—	13.02	—	-7.20%	—	—
Inception April 17, 2015	—	14.03	—
Tortoise Variable Insurance Portfolio:
MLP & Pipeline Fund
December 31, 2015	—	6.34	—	-38.33%	—	—
Inception April 17, 2015	—	10.28	—
Van Eck VIP Trust:
Emerging Markets Fund
December 31, 2015	10	21.99	216	-20.64%	—	—
Inception April 17, 2015	—	27.71	—
Global Gold Fund
December 31, 2015	—	5.45	—	-25.03%	—	—
Inception April 17, 2015	—	7.27	—
Global Hard Assets Fund
December 31, 2015	—	15.00	—	-38.14%	—	—
Inception April 17, 2015	—	24.25	—
Unconstrained Emerging Markets Bond Fund
December 31, 2015	—	12.24	3	-13.07%	—	—
Inception April 17, 2015	—	14.08	—
Vanguard Variable Insurance Fund:
Balanced Portfolio
December 31, 2015	12	10.94	129	-2.06%	—	0.25%
Inception April 17, 2015	—	11.17	—
Capital Growth Portfolio
December 31, 2015	18	12.12	218	0.17%	—	0.25%
Inception April 17, 2015	—	12.10	—
Diversified Value Portfolio
December 31, 2015	28	10.70	295	-3.52%	—	0.25%
Inception April 17, 2015	—	11.09	—
Equity Income Portfolio
December 31, 2015	—	11.19	—	-0.44%	—	0.25%
Inception April 17, 2015	—	11.24	—
Equity Index Portfolio
December 31, 2015	22	11.46	254	-0.61%	—	0.25%
Inception April 17, 2015	—	11.53	—
Growth Portfolio
December 31, 2015	10	12.28	119	3.02%	—	0.25%
Inception April 17, 2015	—	11.92	—
High Yield Bond Portfolio
December 31, 2015	2	10.22	20	-4.49%	—	0.25%
Inception April 17, 2015	—	10.70	—
International Portfolio
December 31, 2015	6	9.34	53	-8.79%	—	0.25%
Inception April 17, 2015	—	10.24	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

	As of December 31 (unless noted)				INVESTMENT
FUND DESCRIPTION	UNITS		NET ASSETS	TOTAL	INCOME	EXPENSE
PRODUCT	(000s)	UNIT VALUE	(000s)	RETURN	RATIO	RATIO
Vanguard Variable Insurance Fund: (continued)
Mid-Cap Index Portfolio
December 31, 2015	11	$11.19	$121	-6.05%	—	0.25%
Inception April 17, 2015	—	11.91	—
REIT Index Portfolio
December 31, 2015	17	13.18	220	0.61%	—	0.25%
Inception April 17, 2015	—	13.10	—
Short-Term Investment Grade Portfolio
December 31, 2015	23	10.23	234	-0.39%	—	0.25%
Inception April 17, 2015	—	10.27	—
Small Company Growth Portfolio
December 31, 2015	—	10.05	4	-8.64%	—	0.25%
Inception April 17, 2015	—	11.00	—
Total Bond Market Index Portfolio
December 31, 2015	63	10.55	669	-1.95%	—	0.25%
Inception April 17, 2015	—	10.76	—
Total Stock Market Index Portfolio
December 31, 2015	60	11.24	676	-2.18%	—	0.25%
Inception April 17, 2015	—	11.49	—
Virtus Variable Insurance Trust:
Equity Trend Series
December 31, 2015	—	13.69	—	-6.62%	—	—
Inception April 17, 2015	—	14.66	—
International Series
December 31, 2015	—	10.98	—	-14.49%	5.93%	—
Inception April 17, 2015	—	12.84	—
Multi-Sector Fixed Income Series
December 31, 2015	—	11.88	—	-4.04%	—	—
Inception April 17, 2015	—	12.38	—
Real Estate Securities Series
December 31, 2015	1	16.96	18	1.44%	2.52%	—
Inception April 17, 2015	—	16.72	—
Wells Fargo Advantage VT Funds:
Discovery Fund
December 31, 2015	3	30.84	107	-8.16%	0.00%	—
Inception April 17, 2015	—	33.58	—
Opportunity Fund
December 31, 2015	—	22.90	—	-6.68%	—	—
Inception April 17, 2015	—	24.54	—
Small Cap Value Fund
December 31, 2015	2	11.13	20	-10.02%	0.29%	—
Inception April 17, 2015	—	12.37	—
Westchester Capital Management:
Merger Fund VL
December 31, 2015	9	11.16	95	-2.28%	8.57%	—
Inception April 17, 2015	—	11.42	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

(7)  Unit Progression

The change in units outstanding for the year ended December 31, 2016 was as follows:

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
AB VARIABLE PRODUCTS SERIES FUND, INC:
Growth and Income		—	11,177.0	(2,966.7)	8,210.3
International Value		—	2,165.0	(0.5)	2,164.5
Small-Mid Cap Value		1,398.7	3,157.4	(394.3)	4,161.8
ADVISORS PREFERRED TRUST:
Gold Bullion Strategy		740.3	2,396.5	(332.4)	2,804.4
THE ALGER PORTFOLIOS:
Capital Appreciation		837.0	504.4	(0.9)	1,340.5
Large Cap Growth		—	445.0	(1.9)	443.1
ALPS VARIABLE INSURANCE TRUST:
Alerian Energy Infrastructure		17,050.8	25,785.5	(5,476.7)	37,359.6
Red Rocks Listed Private Equity			4,765.2	(4,765.2)	—
ALPS VARIABLE INSURANCE TRUST:
Morningstar ETF Asset Allocation Series:	b
Balanced		—	3,716.2	(1.0)	3,715.2
Growth		—	2,131.4	(0.3)	2,131.1
Income and Growth		—	1,322.7	—	1,322.7
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
Balanced		—	2,607.7	(0.7)	2,607.0
Income & Growth		1,496.1	442.9	(1.0)	1,938.0
Inflation Protection		—	8,287.2	(2.2)	8,285.0
International		—	2,451.2	(2,451.2)	—
AMERICAN FUNDS INSURANCE SERIES:
Asset Allocation		947.4	9,786.8	(8.4)	10,725.8
Blue Chip Income and Growth		—	2,646.5	—	2,646.5
Bond		—	53,570.1	—	53,570.1
Global Bond		—	16.4	—	16.4
Growth		12,834.5	2,104.0	(7,220.2)	7,718.3
Growth-Income		—	21,341.9	(5,968.7)	15,373.2
High Income Bond		—	84,475.3	—	84,475.3
International		18,835.6	24,215.6	(7,559.9)	35,491.3
Managed Risk Asset Allocation		9,106.2	—	(366.2)	8,740.0
Managed Risk Blue Chip and Growth		—	2,094.8	—	2,094.8
Mortgage		37,152.3	29,370.3	(3,573.0)	62,949.6
New World		—	13,808.0	(8,696.0)	5,112.0
BLACKROCK VARIABLE SERIES FUNDS:
Global Allocation		21,736.9	9,217.1	(3,781.3)	27,172.7
High Yield		12,591.4	7,790.3	(1,666.0)	18,715.7
Total Return		5,375.5	65,092.9	(13.2)	70,455.2
U.S. Government Bond		13,919.8	20,349.2	(1,605.7)	32,663.3
CALVERT VARIABLE PRODUCTS:
SRI Balanced		—	4,916.9	(3.9)	4,913.0
COLUMBIA FUNDS VARIABLE SERIES TRUST:
AQR Managed Futures Strategy		—	21,939.7	(1,613.6)	20,326.1
Seligman Global Technology		—	1,575.5	(1,575.5)	—
CREDIT SUISSE TRUST:
Commodity Return Strategy		—	1,355.7	(0.2)	1,355.5
DELAWARE VIP TRUST:
Small Cap Value Series		—	6,800.6	(383.6)	6,417.0
DFA INVESTMENT DIMENSIONS GROUP, INC.:
VA Global Bond		466.8	72,375.0	(131.2)	72,710.6
VA Global Moderate Allocation		92,496.1	18,509.9	(9.5)	110,996.5
VA International Small		13,691.1	16,181.6	(926.7)	28,946.0
VA International Value		44,899.9	40,220.7	(5,196.9)	79,923.7
VA Short-Term Fixed		681.3	11,868.6	(33.2)	12,516.7

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
DFA INVESTMENT DIMENSIONS GROUP, INC.: (continued)
VA U.S. Large Value		25,176.6	26,787.1	(8,925.9)	43,037.8
VA U.S. Targeted Value		8,512.7	30,708.8	(4,020.7)	35,200.8
DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index		1,880.7	2,412.8	(400.3)	3,893.2
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND:		—	1,003.6	(1.1)	1,002.5
DREYFUS STOCK INDEX FUND:		—	151,128.9	(69,648.7)	81,480.2
DREYFUS VARIABLE INVESTMENT FUND:
International Value		—	7,709.6	(426.0)	7,283.6
EATON VANCE VARIABLE TRUST:
Floating-Rate Income		248.2	144,974.1	(50,071.8)	95,150.5
Large-Cap Value		—	167.0	—	167.0
FEDERATED INSURANCE SERIES:
High Income Bond II		—	4,098.0	(2,805.4)	1,292.6
Kaufmann II		—	476.0	—	476.0
Managed Volatility II		7,549.1	2,610.9	(7,549.7)	2,610.3
FIDELITY VARIABLE INSURANCE PRODUCTS:
Balanced		6,040.1	1,275.7	(6,217.6)	1,098.2
Contrafund		4,380.3	3,111.0	(4,380.6)	3,110.7
Disciplined Small Cap		—	621.4	(0.4)	621.0
Growth		1,666.7	524.2	(178.3)	2,012.6
Investment Grade Bond		—	30,262.2	(4,520.2)	25,742.0
Mid Cap		1,818.9	2,619.0	(1,819.3)	2,618.6
Overseas		6,281.5	1,476.6	(27.4)	7,730.7
Real Estate		—	4,924.0	(4,479.2)	444.8
Strategic Income		3,784.4	1,896.4	(671.4)	5,009.4
FIRST EAGLE VARIABLE FUNDS:
Overseas Variable		1,493.3	—	(1,493.3)	—
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
High Income		—	18.1	—	18.1
Income		—	1,211.5	—	1,211.5
Mutual Shares		1,362.0	1,041.8	(1.0)	2,402.8
Rising Dividends		—	12,377.9	(976.9)	11,401.0
Strategic Income		5,387.0	8,024.9	(10,322.5)	3,089.4
Templeton Global Bond		17,672.3	5,169.0	(3,914.9)	18,926.4
U.S. Government Securities		4,586.6	1,717.2	(1,692.6)	4,611.2
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Multi-Strategy Alternatives		—	1,046.3	—	1,046.3
GUGGENHEIM VARIABLE INSURANCE FUNDS
Global Managed Futures Strategy		352.3	761.1	(1.4)	1,112.0
Multi-Hedge Strategies		6,178.3	937.9	(530.2)	6,586.0
Rydex Basic Materials		—	6,321.3	(148.2)	6,173.1
Rydex Biotechnology		73.2	73.7	(146.9)	—
Rydex Consumer Products		27,789.5	29,477.4	(47,623.0)	9,643.9
Rydex Energy		250.8	1,376.5	(277.1)	1,350.2
Rydex Energy Services		—	241.8	(241.8)	—
Rydex Financial Services		—	1,599.6	(245.4)	1,354.2
Rydex Government Long Bond 1.2X Strategy		—	2,536.9	(2,536.9)	—
Rydex Health Care		8,531.2	12,909.8	(20,837.0)	604.0
Rydex Internet		—	93.0	(93.0)	—
Rydex NASDAQ-100®		1,955.1	2,328.2	(3,744.7)	538.6
Rydex NASDAQ-100® 2X Strategy		3,458.0	4,131.1	(4,202.9)	3,386.2
Rydex Nova		—	8,795.4	—	8,795.4
Rydex Precious Metals		—	7,839.4	—	7,839.4
Rydex Real Estate		—	887.1	(1.8)	885.3
Rydex Retailing		—	677.9	(1.4)	676.5
Rydex Russell 2000® 1.5X Strategy		—	125.2	(125.2)	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
GUGGENHEIM VARIABLE INSURANCE FUNDS (continued)
Rydex S&P 500 Pure Growth		1,272.7	—	(1,272.7)	—
Rydex S&P 500 Pure Value		—	2,533.7	(1,737.8)	795.9
Rydex S&P SmallCap 600 Pure Growth		—	126.1	—	126.1
Rydex S&P SmallCap 600 Pure Value		1,087.9	432.2	(145.8)	1,374.3
Rydex Technology		—	845.4	(131.4)	714.0
Rydex Telecommunications		—	1,349.1	(2.3)	1,346.8
Rydex Transportation		—	118.0	(118.0)	—
Rydex Utilities		—	1,028.8	(315.1)	713.7
VT Floating Rate Strategies		22,080.0	115,721.4	(49,353.1)	88,448.3
VT U.S. Total Return Bond		—	2,699.9	(0.9)	2,699.0
INVESCO VARIABLE INSURANCE FUNDS:
Balanced-Risk Allocation		—	9,674.2	(9,660.6)	13.6
Comstock		1,487.8	156.6	(1,644.4)	—
Diversified Dividend		1,283.9	21,444.2	(12,570.8)	10,157.3
Equity and Income		—	5,277.9	(0.9)	5,277.0
Global Health Care		—	743.4	(743.4)	—
Global Real Estate		1,290.4	91.8	(144.5)	1,237.7
Government Money Market	c	237,257.1	2,182,454.2	(2,091,735.4)	327,975.9
Government Securities		—	2,308.3	(1,712.9)	595.4
International Growth		—	1,135.9	—	1,135.9
Mid Cap Core Equity		1,744.7	—	(1,445.0)	299.7
Technology		—	213.3	—	213.3
IVY VARIABLE INSURANCE PORTFOLIOS, INC.:	d
Asset Strategy		—	3,942.3	(1.1)	3,941.2
Global Bond		—	1,320.0	(1.4)	1,318.6
High Income		75.9	—	(0.8)	75.1
Limited Term Bond		—	478.1	—	478.1
Mid Cap Growth		—	2,663.6	(2,663.6)	—
JANUS ASPEN SERIES – INSTITUTIONAL:
Balanced		21,788.9	20,423.4	(12,043.8)	30,168.5
Enterprise		4,619.4	8,569.0	(3,979.1)	9,209.3
Forty		—	1,832.9	(1.0)	1,831.9
Janus		3,185.5	1,622.7	(113.6)	4,694.6
Overseas		—	3,082.7	(3,082.7)	—
Perkins Mid Cap Value		—	2,394.4	(0.9)	2,393.5
JANUS ASPEN SERIES – SERVICE:
Flexible Bond		13,364.1	15,037.9	(2,373.4)	26,028.6
JOHN HANCOCK VARIABLE INSURANCE TRUST:
Emerging Markets Value Trust		—	2,750.8	(2.5)	2,748.3
JPMORGAN INSURANCE TRUST:
Global Allocation		—	7,891.8	(3.5)	7,888.3
Income Builder		—	17,762.5	(7.7)	17,754.8
LAZARD RETIREMENT SERIES, INC.:
Emerging Markets Equity		2,072.7	2,738.6	(1,486.6)	3,324.7
International Equity		21,515.3	13,705.3	(22.1)	35,198.5
US Small-Mid Cap Equity		3,546.1	3,338.6	(9.3)	6,875.4
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
BW Absolute Return Opportunities Portfolio	e	—	2,023.2	(2,023.2)	—
ClearBridge Large Cap Growth		—	4,526.0	(2,615.9)	1,910.1
ClearBridge Small Cap Growth		2,760.1	4,394.3	(2,044.3)	5,110.1
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond		388.0	157.1	(388.1)	157.0
LORD ABBETT SERIES FUND, INC.:
Bond Debenture		8,430.5	96,339.3	(95,100.8)	9,669.0
Calibrated Dividend Growth		—	12,173.2	—	12,173.2

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
LORD ABBETT SERIES FUND, INC.: (continued)
Growth and Income		—	—	—	—
International Opportunities		6,899.2	842.3	(13.5)	7,728.0
MFS VARIABLE INSURANCE TRUST:
Growth Series		—	22,669.5	(3,217.4)	19,452.1
Value Series		—	21,958.9	(1,714.9)	20,244.0
NATIONWIDE VARIABLE INSURANCE TRUST:
Bond Index		—	2,311.0	—	2,311.0
International Index		—	29,951.9	(19.8)	29,932.1
Mid Cap Index		2,532.0	1,980.8	(718.1)	3,794.7
S&P 500 Index		—	1,846.0	—	1,846.0
Small Cap Index		1,128.2	500.0	(54.3)	1,573.9
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Absolute Return Multi-Manager		3,405.4	1,233.4	(1,661.9)	2,976.9
Large Cap Value		—	311.2	(0.1)	311.1
Mid-Cap Growth		2,081.0	435.2	(71.6)	2,444.6
Mid Cap Intrinsic Value		4,856.3	2,407.4	(250.6)	7,013.1
Short Duration Bond		3,503.1	601.9	(529.9)	3,575.1
Socially Responsive		—	746.8	(0.8)	746.0
NORTHERN LIGHTS VARIABLE TRUST:
BTS Tactical Fixed Income		—	12,330.1	(9,823.0)	2,507.1
JNF Exceed Defined Shield	f	—	2,225.6	(1.9)	2,223.7
JNF SSGA Sector Rotation		—	304.1	—	304.1
Mariner Managed Futures Strategy		—	571.1	—	571.1
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Core Bond		4,128.4	198.8	(1,224.5)	3,102.7
International Growth		1,842.7	1,544.8	(1,844.4)	1,543.1
PIMCO VARIABLE INSURANCE TRUST:
All Asset		2,675.8	—	(2,675.8)	—
CommodityRealReturn Strategy		3,508.0	2,940.2	(2,654.2)	3,794.0
Emerging Markets Bond		8,284.1	6,916.0	(5,560.6)	9,639.5
Foreign Bond US Dollar-Hedged		349.9	21,737.8	(12,576.1)	9,511.6
Global Bond Unhedged		—	2,416.8	(186.8)	2,230.0
High Yield		—	2,016.2	(691.0)	1,325.2
Income	a	—	21,815.1	(4.8)	21,810.3
Long-Term US Government		—	10,907.1	(4,464.0)	6,443.1
Low Duration		16,370.8	11,893.5	(7,490.7)	20,773.6
Real Return		1,136.1	12,624.2	(538.5)	13,221.8
Short-Term		2,483.4	9,567.7	(1,017.3)	11,033.8
Total Return		23,257.9	63,117.5	(21,415.2)	64,960.2
Unconstrained Bond		2,156.8	2,344.4	(1,044.2)	3,457.0
PIONEER VARIABLE CONTRACTS TRUST:
Bond		1,738.9	10,613.4	(2,153.6)	10,198.7
Equity Income		—	2,840.5	(2,406.3)	434.2
Mid Cap Value		—	283.0	—	283.0
Strategic Income		—	1,495.5	(400.8)	1,094.7
PROFUNDS VP:
Basic Materials		—	614.7	(0.1)	614.6
Bear		—	42,572.1	(1,188.3)	41,383.8
Bull		—	930.2	(930.2)	—
Emerging Markets		—	2,450.1	(296.3)	2,153.8
Government Money Market	g	19,977.1	78,407.9	(50,085.0)	48,300.0
Industrials		—	818.7	(1.7)	817.0
Large-Cap Growth		—	82,279.7	(82,279.7)	—
Mid-Cap		—	1,859.9	(910.0)	949.9
NASDAQ-100		—	5,749.0	(4,267.3)	1,481.7
Precious Metals		—	16,405.9	(16,405.9)	—

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
PROFUNDS VP: (continued)
Rising Rates Opportunity		—	3,419.3	(3,419.3)	—
Semiconductor		—	10,131.1	(10,131.1)	—
Short Mid-Cap		—	3,188.2	(3,188.2)	—
Short NASDAQ-100		—	17,946.1	(17,946.1)	—
Small-Cap Growth		—	2,324.7	(2,324.7)	—
Small-Cap Value		360.4	1,026.4	(211.6)	1,175.2
Telecommunications		—	5,832.2	(5,832.2)	—
U.S. Government Plus		—	9,331.2	(9,331.2)	—
UltraSmall-Cap		—	7,747.8	—	7,747.8
PUTNAM VARIABLE TRUST:
Equity Income		5,204.9	839.0	(12.1)	6,031.8
Income		3,970.7	541.0	(1,147.5)	3,364.2
ROYCE CAPITAL FUND:
Micro-Cap		161.0	529.7	(20.2)	670.5
SEI INSURANCE PRODUCTS TRUST:
Conservative Strategy		14,195.7	—	(117.6)	14,078.1
Moderate Strategy		—	2,229.7	—	2,229.7
T. ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth II		13,584.3	7,406.2	(2,109.9)	18,880.6
Equity Income II		—	859.2	(191.6)	667.6
Health Sciences II		144.5	868.1	(674.1)	338.5
T. ROWE PRICE FIXED INCOME SERIES, INC.:
Limited-Term Bond II		—	3,148.0	(1.8)	3,146.2
TORTOISE VARIABLE INSURANCE PORTFOLIO:
MLP & Pipeline Fund		—	15,865.2	—	15,865.2
VANECK VIP TRUST:	h
Emerging Markets		9,825.7	5,479.2	(1,723.7)	13,581.2
Global Gold		—	6,929.4	(43.2)	6,886.2
Global Hard Assets		—	5,288.7	(4,710.6)	578.1
Unconstrained Emerging Markets		263.9	—	(263.9)	—
VANGUARD VARIABLE INSURANCE FUND:
Balanced		11,741.2	87,497.4	(3,270.0)	95,968.6
Capital Growth		17,955.4	18,850.5	(1,310.3)	35,495.6
Diversified Value		27,542.6	19,457.8	(1,039.3)	45,961.1
Equity Income		—	37,766.5	(6,175.4)	31,591.1
Equity Index		22,149.1	89,397.4	(1,735.0)	109,811.5
Growth		9,721.0	737.2	(9,901.6)	556.6
High Yield Bond		2,002.3	11,706.9	(84.4)	13,624.8
International		5,645.2	70,329.3	(819.2)	75,155.3
Mid-Cap Index		10,778.5	2,696.1	(1,090.9)	12,383.7
REIT Index		16,699.9	31,773.8	(3,669.5)	44,804.2
Short-Term Investment Grade		22,894.1	76,933.2	(4,390.4)	95,436.9
Small Company Growth		369.9	1,750.8	(51.7)	2,069.0
Total Bond Market Index		63,353.6	150,720.4	(5,898.6)	208,175.4
Total Stock Market Index		60,153.7	32,746.1	(16,630.3)	76,269.5
VIRTUS VARIABLE INSURANCE TRUST:
Real Estate Securities		1,031.9	377.2	(85.1)	1,324.0
WELLS FARGO ADVANTAGE VT FUNDS:
Discovery		3,465.9	2,294.2	(98.0)	5,662.1
Small Cap Value	i	1,799.2	—	(1,799.2)	—
WESTCHESTER CAPITAL MANAGEMENT:
Merger Fund VL		8,529.9	8,549.1	(2,933.1)	14,145.9
		1,247,797.1	4,996,110.3	(2,999,904.1)	3,244,003.3

*  See Footnote 8 for details.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

(7)  Unit Progression

The change in units outstanding for the period April 17, 2015 through December 31, 2015 was as follows:

FUND DESCRIPTION	NOTES	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
ADVISORS PREFERRED TRUST:
Gold Bullion Strategy		—	740.5	(0.2)	740.3
THE ALGER PORTFOLIOS:
Capital Appreciation		—	854.0	(17.0)	837.0
AB VARIABLE PRODUCTS SERIES FUND, INC:
Small-Mid Cap Value		—	1,546.7	(148.0)	1,398.7
ALPS VARIABLE INSURANCE TRUST:
Alerian Energy Infrastructure		—	17,801.1	(750.3)	17,050.8
Red Rocks Listed Private Equity		—
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
Balanced		—	2.6	(2.6)	—
Income & Growth		—	1,526.5	(30.4)	1,496.1
AMERICAN FUNDS INSURANCE SERIES:
Asset Allocation		—	947.4	—	947.4
Growth		—	13,284.5	(450.0)	12,834.5
International		—	18,924.3	(88.7)	18,835.6
Managed Risk Asset Allocation		—	9,119.6	(13.4)	9,106.2
Mortgage		—	37,152.3	—	37,152.3
BLACKROCK VARIABLE SERIES FUNDS:
Global Allocation		—	21,741.4	(4.5)	21,736.9
High Yield		—	12,594.0	(2.6)	12,591.4
Total Return		—	5,376.7	(1.2)	5,375.5
U.S. Government Bond		—	13,922.7	(2.9)	13,919.8
COLUMBIA FUNDS VARIABLE SERIES TRUST:
Seligman Global Technology		—	548.7	(548.7)	—
DFA INVESTMENT DIMENSIONS GROUP, INC.:
VA Global Bond		—	467.2	(0.4)	466.8
VA Global Moderate Allocation		—	92,496.1	—	92,496.1
VA International Small		—	14,422.8	(731.7)	13,691.1
VA International Value		—	45,172.5	(272.6)	44,899.9
VA Short-Term Fixed		—	682.9	(1.6)	681.3
VA U.S. Large Value		—	25,620.2	(443.6)	25,176.6
VA U.S. Targeted Value		—	8,514.8	(2.1)	8,512.7
DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index		—	1,904.6	(23.9)	1,880.7
EATON VANCE VARIABLE TRUST:
Floating-Rate Income		—	248.6	(0.4)	248.2
Large-Cap Value		—	0.6	(0.6)	—
FEDERATED INSURANCE SERIES:
High Income Bond II		—	27,910.7	(27,910.7)	—
Managed Volatility II		—	8,265.9	(716.8)	7,549.1
FIDELITY VARIABLE INSURANCE PRODUCTS:
Balanced		—	6,429.7	(389.6)	6,040.1
Contrafund		—	4,421.6	(41.3)	4,380.3
Growth		—	3,177.9	(1,511.2)	1,666.7
Mid Cap		—	1,839.2	(20.3)	1,818.9
Overseas		—	6,351.2	(69.7)	6,281.5
Strategic Income		—	4,059.2	(274.8)	3,784.4
FIRST EAGLE VARIABLE FUNDS:
Overseas Variable		—	1,507.4	(14.1)	1,493.3
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Mutual Shares		—	1,389.7	(27.7)	1,362.0
Strategic Income		—	5,464.8	(77.8)	5,387.0

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

FUND DESCRIPTION	NOTES	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST: (continued)
Templeton Global Bond		—	19,032.4	(1,360.1)	17,672.3
U.S. Government Securities		—	4,679.9	(93.3)	4,586.6
GUGGENHEIM VARIABLE INSURANCE FUNDS
Global Managed Futures Strategy		—	352.9	(0.6)	352.3
Multi-Hedge Strategies		—	6,178.5	(0.2)	6,178.3
Rydex Biotechnology		—	219.3	(146.1)	73.2
Rydex Consumer Products		—	27,789.5	—	27,789.5
Rydex Energy		—	251.0	(0.2)	250.8
Rydex Health Care		—	10,202.8	(1,671.6)	8,531.2
Rydex NASDAQ-100®		—	2,719.7	(764.6)	1,955.1
Rydex NASDAQ-100® 2X Strategy		—	3,464.2	(6.2)	3,458.0
Rydex S&P 500 Pure Growth		—	2,969.4	(1,696.7)	1,272.7
Rydex S&P MidCap 400 Pure Growth		—	1,137.2	(1,137.2)	—
Rydex S&P SmallCap 600 Pure Growth		—	160.5	(160.5)	—
Rydex S&P SmallCap 600 Pure Value		—	1,110.0	(22.1)	1,087.9
Rydex Utilities		—	1,377.5	(1,377.5)	—
Rydex Weakening Dollar 2X Strategy		—			—
VT Floating Rate Strategies		—	22,085.2	(5.2)	22,080.0
INVESCO VARIABLE INSURANCE FUNDS:
Comstock		—	1,502.5	(14.7)	1,487.8
Core Equity		—			—
Diversified Dividend		—	1,284.8	(0.9)	1,283.9
Global Real Estate		—	1,309.4	(19.0)	1,290.4
Mid Cap Core Equity		—	1,758.8	(14.1)	1,744.7
Government Money Market	a	—	1,247,215.0	(1,009,957.9)	237,257.1
Technology		—			—
IVY VARIABLE INSURANCE PORTFOLIOS, INC.:	b
Energy		—	0.7	(0.7)	—
High Income		—	151.8	(75.9)	75.9
JANUS ASPEN SERIES – INSTITUTIONAL:
Balanced		—	21,788.9	—	21,788.9
Enterprise		—	4,619.8	(0.4)	4,619.4
Janus		—	3,185.6	(0.1)	3,185.5
Overseas		—	0.7	(0.7)	—
JANUS ASPEN SERIES – SERVICE:
Flexible Bond		—	14,456.5	(1,092.4)	13,364.1
LAZARD RETIREMENT SERIES, INC.:
Emerging Markets Equity		—	2,089.4	(16.7)	2,072.7
International Equity		—	21,517.4	(2.1)	21,515.3
US Small-Mid Cap Equity		—	3,547.2	(1.1)	3,546.1
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
BW Absolute Return Opportunities Portfolio		—	3,931.7	(3,931.7)	—
ClearBridge Small Cap Growth		—	2,800.7	(40.6)	2,760.1
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond		—	391.7	(3.7)	388.0
LORD ABBETT SERIES FUND, INC.:
Bond Debenture		—	9,635.6	(1,205.1)	8,430.5
International Opportunities		—	6,900.7	(1.5)	6,899.2
NATIONWIDE VARIABLE INSURANCE TRUST:
Mid Cap Index		—	2,555.9	(23.9)	2,532.0
Small Cap Index		—	1,128.6	(0.4)	1,128.2
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Absolute Return Multi-Manager		—	3,407.5	(2.1)	3,405.4
Mid-Cap Growth		—	2,099.6	(18.6)	2,081.0

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

FUND DESCRIPTION	NOTES	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (continued)
Mid Cap Intrinsic Value		—	4,879.5	(23.2)	4,856.3
Short Duration Bond		—	3,574.4	(71.3)	3,503.1
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Core Bond		—	4,212.4	(84.0)	4,128.4
Global		—	1,942.8	(1,942.8)	—
International Growth		—	1,860.1	(17.4)	1,842.7
PIMCO VARIABLE INSURANCE TRUST:
All Asset		—	3,367.2	(691.4)	2,675.8
CommodityRealReturn Strategy		—	7,891.5	(4,383.5)	3,508.0
Emerging Markets Bond		—	8,286.1	(2.0)	8,284.1
Foreign Bond US Dollar-Hedged		—	350.5	(0.6)	349.9
Low Duration		—	16,373.9	(3.1)	16,370.8
Real Return		—	1,420.6	(284.5)	1,136.1
Short-Term		—	2,483.5	(0.1)	2,483.4
Total Return		—	23,988.5	(730.6)	23,257.9
Unconstrained Bond		—	2,156.8	—	2,156.8
PIONEER VARIABLE CONTRACTS TRUST:
Bond		—	2,220.1	(481.2)	1,738.9
Equity Income		—	2.4	(2.4)	—
PROFUNDS VP:
Europe 30		—	0.8	(0.8)	—
Large-Cap Growth		—	20,606.9	(20,606.9)	—
Government Money Market	c	—	92,522.4	(72,545.3)	19,977.1
Small-Cap Value		—	360.4	—	360.4
PUTNAM VARIABLE TRUST:
Equity Income		—	5,206.0	(1.1)	5,204.9
Income		—	4,052.2	(81.5)	3,970.7
ROYCE CAPITAL FUND:
Micro-Cap		—	161.5	(0.5)	161.0
SEI INSURANCE PRODUCTS TRUST:
Conservative Strategy		—	14,198.6	(2.9)	14,195.7
T. ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth II		—	30,970.0	(17,385.7)	13,584.3
Health Sciences II		—	144.7	(0.2)	144.5
TORTOISE VARIABLE INSURANCE PORTFOLIO:
MLP & Pipeline Fund		—	1.0	(1.0)	—
VANECK VIP TRUST:	d
Emerging Markets		—	9,895.3	(69.6)	9,825.7
Unconstrained Emerging Markets		—	266.4	(2.5)	263.9
VANGUARD VARIABLE INSURANCE FUND:
Balanced		—	11,741.2	—	11,741.2
Capital Growth		—	17,955.9	(0.5)	17,955.4
Diversified Value		—	27,543.9	(1.3)	27,542.6
Equity Index		—	22,217.1	(68.0)	22,149.1
Growth		—	9,721.0	—	9,721.0
High Yield Bond		—	2,407.4	(405.1)	2,002.3
International		—	5,679.4	(34.2)	5,645.2
Mid-Cap Index		—	10,842.6	(64.1)	10,778.5
REIT Index		—	17,118.0	(418.1)	16,699.9
Short-Term Investment Grade		—	22,901.3	(7.2)	22,894.1
Small Company Growth		—	369.9	—	369.9
Total Bond Market Index		—	63,405.6	(52.0)	63,353.6
Total Stock Market Index		—	60,153.7	—	60,153.7

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

Notes to Financial Statements – Continued

For the Period April 17, 2015 (inception) through December 31, 2015

FUND DESCRIPTION	NOTES	NUMBER OF UNITS BEGINNING OF THE YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF THE YEAR
VIRTUS VARIABLE INSURANCE TRUST:
International		—	0.8	(0.8)	—
Real Estate Securities		—	1,052.9	(21.0)	1,031.9
WELLS FARGO ADVANTAGE VT FUNDS:
Discovery		—	3,483.0	(17.1)	3,465.9
Small Cap Value		—	1,816.2	(17.0)	1,799.2
WESTCHESTER CAPITAL MANAGEMENT:
Merger Fund VL		—	9,276.5	(746.6)	8,529.9
		—	2,428,524.0	(1,180,726.9)	1,247,797.1

(8)  Detail Descriptions for Statement of Operations and Unit Progression Footnote References

For the period ending December 31, 2016:

a)  For the period May 1, 2016 (inception of fund) through December 31, 2016.

b)  ALPS Morningstar ETF Assets Allocation Series as formerly known as the ALPS Ibbotson ETF Asset Allocation Series prior to its name change effective May 1, 2016

c)  Invesco V.I. Government Money Market was formerly known as Invesco V.I. Money Market prior to its name change effective May 1, 2016.

d)  Ivy Variable Insurance Portfolios were formerly known as Ivy Funds Variable Insurance Portfolios prior to its name change effective October 1, 2016.

e)  For the period January 1, 2016 through November 29, 2016 (liquidation of fund).

f)  JNF Exceed Defined Shield Index was formerly known as JNF SSGA Retirement Income prior to its name change effective February 22, 2016.

g)  ProFunds VP Government Money Market was formerly known as ProFunds VP Money Market prior to tis name change effective May 1, 2016.

h)  VanEck VIP Trust was formerly known as the Van Eck VIP Trust prior to its name change effective May 1 2016.

i)  For the period January 1, 2016 through April 28, 2016 (liquidation of fund).

For the period ending December 31, 2015:

a)  Invesco V.I. Government Money Market was formerly known as Invesco V.I. Money Market prior to its name change effective May 1, 2016.

b)  Ivy Variable Insurance Portfolios were formerly known as Ivy Funds Variable Insurance Portfolios prior to its name change effective October 1, 2016.

c)  ProFunds VP Government Money Market was formerly known as ProFunds VP Money market prior to tis name change effective May 1, 2016.

d)  VanEck VIP Trust was formerly known as the Van Eck VIP Trust prior to its name change effective May 1 2016.

(9)  Subsequent Events

On March 1, 2017, after receiving all appropriate state and federal regulatory approvals, Nationwide Life Insurance Company ("NLIC") acquired all of the stock of Jefferson National Financial Corporation ("JNFC"), the company's parent. JNFC then became a wholly-owned subsidiary of NLIC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors Jefferson National Life Insurance Company And Contract Owners of Jefferson National Life of New York Annuity Account 1

We have audited the accompanying statement of assets and liabilities of Jefferson National Life of New York Annuity Account 1 (the "Account") as of December 31, 2016, the related statements of operations and changes in net assets and financial highlights for the year ended December 31, 2016 and the period April 17, 2015 (inception) to December 31, 2015. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian or fund transfer agents. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life of New York Annuity Account 1 as of December 31, 2016, the results of its operations, changes in its net assets and financial highlights for the year ended December 31, 2016 and the period April 17, 2015 (inception) to December 31, 2015 in conformity with accounting principles generally accepted in the United States of America.

New York, New York
April 28, 2017

Jefferson National Life of New York
Annuity Account 1

SPONSOR

Jefferson National Life Insurance Company

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BDO USA, LLP

Jefferson National Life Insurance Company of New York

Statutory Basis Financial Statements and Supplementary Information Year December 31, 2016 and the Period From April 17, 2015 (Inception) Through December 31, 2015

The report accompanying these financial statements was issued by

BDO USA, LLP, a Delaware limited liability partnership and the U.S. member of

BDO International Limited, a UK company limited by guarantee.

Jefferson National Life Insurance Company of New York

Statutory Basis Financial Statements and Supplementary Information

Year December 31, 2016 and the Period From April 17, 2015 (Inception)

Through December 31, 2015

Jefferson National Life Insurance Company of New York

Contents

Independent Auditor’s Report	3-4

Statutory Basis Financial Statements:

Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2016 and 2015	5

Statements of Operations for the Year Ended December 31, 2016 and for the Period From April 17, 2015 (Inception) Through December 31, 2015	6

Statements of Capital and Surplus for the Year Ended December 31, 2016 and for the Period From April 17, 2015 (Inception) Through December 31, 2015	7

Statements of Cash Flows for the Year Ended December 31, 2016 and for the Period From April 17, 2015 (Inception) Through December 31, 2015	8

Notes to Statutory Basis Financial Statements	9-23

Independent Auditor’s Report on Supplementary Information	24

Supplementary Information:

Selected Financial Data	25

Summary Investment Schedule

Investment Risk Interrogatories

2

Tel: +212 885-8000 Fax: +212 697-1299 www.bdo.com	100 Park Avenue New York, NY 10017

Independent Auditor’s Report

Board of Directors

Jefferson National Life Insurance Company of New York

New York, New York

We have audited the accompanying statutory basis statements of admitted assets, liabilities and capital and surplus of Jefferson National Life Insurance Company of New York as of December 31, 2016 and 2015, and the related statutory basis statements of operations, capital and surplus and cash flows for the year ended December 31, 2016 and the period from April 17, 2015 (inception) through December 31, 2015, and the related notes to the statutory basis financial statements.

Management’s Responsibility for the Statutory Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory basis financial statements in accordance with the financial reporting provisions prescribed by the New York State Department of Financial Services (“NYSDFS”). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory basis financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these statutory basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the statutory basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

BDO USA, LLP, a Delaware limited liability partnership, is the U.S. member of BDO International Limited, a UK company limited by guarantee, and forms part of the international BDO network of independent member firms.

BDO is the brand name for the BDO network and for each of the BDO Member Firms.

3

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2, the statutory basis financial statements are prepared on the basis of the financial reporting provisions prescribed or permitted by the NYSDFS, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the accompanying statutory basis financial statements of the variances between such practices and accounting principles generally accepted in the United States of America are described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matters described in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the statutory basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Jefferson National Life Insurance Company of New York as of December 31, 2016 and 2015, and the results of its operations, changes in its capital and surplus and its cash flows for the year ended December 31, 2016 and the period from April 17, 2015 (inception) through December 31, 2015.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company of New York as of December 31, 2016 and 2015, and the results of its operations, changes in its capital and surplus and its cash flows for the year ended December 31, 2016 and the period from April 17, 2015 (inception) through December 31, 2015 in accordance with the financial reporting provisions prescribed or permitted by the NYSDFS, described in Note 2.

BDO USA, LLP

March 31, 2017

4

Jefferson National Life Insurance Company of New York

Statutory Basis Statements of Admitted Assets, Liabilities and Capital and Surplus

(dollars in thousands, except share data)

December 31,	2016	2015
Admitted Assets
Investments and Cash:
Bonds at amortized cost	$6,743	$6,639
Cash and short-term investments	756	906
Total Investments and Cash	7,499	7,545
Accrued Investment Income	55	55
Admitted DTA	70	92
Other Admitted Assets	14	—
Separate Account Assets	40,030	15,603
Total Admitted Assets	$47,668	$23,295
Liabilities and Capital and Surplus
Liabilities:
Accounts payable and accrued expenses	$79	$81
Due to parent and affiliates	76	68
Asset valuation reserve	13	7
Other liabilities	371	76
Separate account liabilities	40,030	15,603
Total Liabilities	40,569	15,835
Capital and Surplus:
Common stock, $1.00 par value, 2,000,000 shares authorized, 2,000,000 shares issued and outstanding	2,000	2,000
Paid-in surplus	5,649	5,649
Unassigned deficit	(550)	(189)
Total Capital and Surplus	7,099	7,460
Total Liabilities, Capital and Surplus	$47,668	$23,295

See accompanying notes to statutory basis financial statements.

5

Jefferson National Life Insurance Company of New York

Statutory Basis Statements of Operations

(dollars in thousands)

		Period From
		April 17, 2015
		(Inception)
	Year Ended	Through
	December 31,	December 31,
	2016	2015
Revenues:
Premiums, annuity and other considerations	$23,516	$16,043
Net investment income	138	121
Amortization of interest maintenance reserve	(2)	(1)
Fee income	24	4
Other revenues	88	6
Total Revenues	23,764	16,173
Benefits and Expenses:
Annuity and surrender benefits	871	122
General and administrative expenses	520	332
Taxes, licenses and fees	18	15
Net transfers to separate accounts	22,645	15,921
Total Benefits and Expenses	24,054	16,390
Loss From Operations Before Federal Income Tax Provision	(290)	(217)
Federal Income Tax Provision	46	44
Net Loss	$(336)	$(261)

See accompanying notes to statutory basis financial statements.

6

Jefferson National Life Insurance Company of New York

Statutory Basis Statements of Capital and Surplus

(dollars in thousands)

		Period From
		April 17, 2015
		(Inception)
	Year Ended	Through
	December 31,	December 31,
	2016	2015
Capital and Surplus, Beginning of Period	$7,460	$—
Adjustments to surplus:
Net loss	(336)	(261)
Change in deferred income tax	125	92
Change in Non-admitted assets	(144)	(13)
Change in asset valuation reserve	(6)	(7)
Paid-in capital	—	2,000
Paid-in surplus	—	5,649
Net Adjustments to Surplus	(361)	7,460
Capital and Surplus, End of Period	$7,099	$7,460

See accompanying notes to statutory basis financial statements.

7

Jefferson National Life Insurance Company of New York

Statutory Basis Statements of Cash Flows

(dollars in thousands)

		Period From
		April 17, 2015
		(Inception)
	Year Ended	Through
	December 31,	December 31,
	2016	2015
Cash Flows From Operating Activities:
Premiums collected net of reinsurance	$23,516	$16,043
Net investment income	203	138
Fee income	24	4
Other revenues	88	6
Total Income Received	23,831	16,191
Benefit and loss related payments	871	122
Net transfers to separate accounts	22,645	15,921
Commissions, expenses paid and aggregate write-ins for deductions	572	313
Federal and foreign income taxes paid	43	—
Total Operating Expenses Paid	24,131	16,356
Net Cash Used In Operating Activities	(300)	(165)
Cash Flows From Investing Activities:
Proceeds from investments sold, matured or repaid:
Bonds and stocks	545	757
Total Investment Proceeds	545	757
Cost of investments acquired:
Bonds and stocks	(714)	(3,504)
Total Cost of Investments Acquired	(714)	(3,504)
Net Cash Used In Investing Activities	(169)	(2,747)
Cash Flows From Financing Activities and Miscellaneous Sources:
Capital and paid-in surplus	—	3,674
Other cash applied	319	144

Net Cash Provided By Financing Activities and Miscellaneous Sources	319	3,818

Net (Decrease) Increase in Cash and Short-Term Investments	(150)	906

Cash and Short-Term Investments:
Beginning of period	906	—
End of period	$756	$906

See accompanying notes to statutory basis financial statements.

8

Jefferson National Life Insurance Company of New York

Notes to Statutory Basis Financial Statements

(dollars in thousands)

1.         Organization

Jefferson National Life Insurance Company of New York (the “Company” or “JNLNY”), is a life insurance company founded in 2014 and licensed and domiciled in the State of New York. The Company commenced operations on April 17, 2015. The Company markets a flat insurance fee variable annuity called Monument Advisor.

All outstanding shares of the Company are owned by Jefferson National Life Insurance Company (“JNL”), a wholly owned subsidiary of Jefferson National Financial Corp. (“JN Financial”), an insurance holding company incorporated in the State of Delaware.

2.         Basis of Presentation

The statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the New York State Department of Financial Services (“NYSDFS”). Insurance companies domiciled in New York are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”), subject to certain modifications prescribed or permitted by NYSDFS (“NY SAP”). There were no significant differences between NY SAP and NAIC SAP that affected the financial statements of JNLNY. NYSDFS has the right to permit specific practices that deviate from prescribed practices. There were no such permitted practice waivers requested by JNLNY in 2016.

Financial statements prepared in accordance with NY SAP vary from financial statements prepared using accounting principles generally accepted in the United States of America (“GAAP”) primarily because on a statutory basis:

•                                          Costs related to acquiring business, principally commissions, direct marketing costs and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized and amortized in relation to premiums or gross profits;

•                                          Life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and Company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield;

•                                          Life insurance enterprises are required to establish a formula-based asset valuation reserve (“AVR”) by a direct charge to surplus to offset potential investment losses. Under GAAP, provisions for investments are established as needed through a charge to income;

•                                          Realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserves and amortized into investment income over the remaining life of the investment sold. For GAAP, such gains and losses are recognized in income at the time of the sale;

•                                          Bonds are carried principally at amortized cost, but at fair value for GAAP;

•                                          The admission or nonadmission of deferred tax assets are determined under Statement of Statutory Accounting Principles (“SSAP”) No. 101, which differs from the valuation allowance determined under GAAP. The changes in deferred income taxes are not reported as a component of net income but rather as a charge to capital and surplus;

•                                          Assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP;

9

Jefferson National Life Insurance Company of New York

Notes to Statutory Basis Financial Statements

(dollars in thousands)

•                                          Premiums from interest sensitive and annuity policies are recognized as income, whereas under GAAP future policy liabilities are increased;

•                                          Deferred premium amounts are a function of the premium payment assumptions used in calculating the policy reserves, whereas on a GAAP basis, any deferred benefit premium amounts are netted against the liability for future policy benefits;

•                                          Goodwill and other intangibles are subject to certain limitations as admitted assets;

•                                          Securities lending transactions in which collateral is not available for the general use by the Company are not recorded on the balance sheet per SSAP No. 91R. For GAAP, such transactions are accounted for as a secured borrowing and the collateral is recorded on the GAAP balance sheet as an asset and a liability; and

•                                          Certain “nonadmitted assets” (principally receivables over 90 days, deferred tax assets, unauthorized reinsurance and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus.

A reconciliation of net loss and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31, 2016 and 2015, is as follows:

	Net Income (Loss)		Capital and Surplus
	December 31		December 31,
	2016	2015	2016	2015
Statutory amounts	$(336)	$(261)	$7,099	$7,460
Add (deduct) adjustments:
Investments	2	(13)	(55)	(104)
Deferred acquisition costs	103	117	220	117
Deferred taxes	140	—	93	(92)
GAAP-basis amounts	$(91)	$(157)	$7,357	$7,381

3.         Summary of Significant Accounting Policies

Investments

Bonds - Bonds not in default are generally stated at amortized cost using the interest method or at the lower of amortized cost or fair value for securities rated 6 by the NAIC. Mortgage-backed securities and structured securities not in default are stated at amortized cost, net of any other than temporary impairment, or the lower of amortized cost or fair value. Mortgage-backed securities are adjusted for changes in prepayment assumptions using the retrospective method. The retrospective method is used to value all securities except for interest only securities or securities where the yield had become negative; these are valued using the prospective method. Prepayment assumptions for loan-backed bonds and structured securities were obtained from the broker at the date of purchase and are updated semi-annually based on market rate. Mortgage-backed and structured securities in default are valued at the lower of amortized cost (net of any other than temporary impairments) or undiscounted estimated future cash flows. Investment market valuations are prescribed by the NAIC.

10

Jefferson National Life Insurance Company of New York

Notes to Statutory Basis Financial Statements

(dollars in thousands)

Unrealized gains and losses on bonds rated 6 by the NAIC are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

Short-term Investments - Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Realized Gains and Losses and Interest Maintenance Reserve - Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the Interest Maintenance Reserve (“IMR”) and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statutory basis statements of operations.

Asset Valuation Reserve - An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

Net Investment Income and Expenses - Net investment income includes premium amortization, discount accretion, as well as interest and dividends received or accrued on investments. Net investment income is reported as earned and is presented net of related investment expenses.

Federal Income Tax

The Federal income tax provision included in the statutory basis statement of operations is based on taxes paid or anticipated to be paid or refunds expected to be received. The Company does not believe it has taken any material uncertain tax positions and, accordingly, it has not recorded any liability for unrecognized tax benefits. For the year ended December 31, 2016 and the period from April 17, 2015 (inception) through December 31, 2015, there was no interest or penalties recorded or included in the statutory basis statements of operations. As of December 31, 2016, the period from April 17, 2015 (inception) through December 31, 2015 is still subject to examination by a taxing authority.

Deferred Income Taxes

Deferred tax assets are limited to (1) the amount of Federal income taxes paid in prior years that can be recovered though loss carrybacks for existing temporary differences that reverse during a period not to exceed three years, plus (2) amounts not greater than threshold limitations contingent upon the Company’s ratio of capital and surplus excluding any net deferred tax assets, EDP equipment and operating system software and any net positive goodwill to its Risk-Based Capital Authorized Control Level, plus (3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities.

The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes.

Separate Account Assets/Liabilities

Investments held in the separate accounts are stated at fair value. Participants’ corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statutory basis statement of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

11

Jefferson National Life Insurance Company of New York

Notes to Statutory Basis Financial Statements

(dollars in thousands)

Premiums and Annuity Considerations

Insurance premiums and annuity considerations without mortality risks are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received.

Fee Income

Fee income consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

General and Administrative Expenses

General and administrative expenses are charged to expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by JN Financial to the Company.

Estimates

The preparation of statutory basis financial statements in accordance with NY SAP requires management to make estimates and assumptions that affect the reported amounts in the statutory basis financial statements and accompanying notes. Actual results could differ from these estimates.

4.         Investments

Fixed Maturity and Equity Securities

The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2016 and 2015 are as follows:

				NAIC
	Amortized	Gross Unrealized		Market
December 31, 2016	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasury	$2,787	$—	$(24)	$2,763
States and political subdivisions	100	—	(5)	95
Corporate bonds	3,551	11	(50)	3,512
Mortgage-backed securities:
Corporate	305	1	—	306
Total	$6,743	$12	$(79)	$6,676

				NAIC
	Amortized	Gross Unrealized		Market
December 31, 2015	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasury	$2,812	$—	$(35)	$2,777
Corporate bonds	3,521	6	(80)	3,447
Mortgage-backed securities:
Corporate	306	1	(2)	305
Total	$6,639	$7	$(117)	$6,529

12

Jefferson National Life Insurance Company of New York

Notes to Statutory Basis Financial Statements

(dollars in thousands)

As of December 31, 2016 and 2015, the Company had fixed maturity securities with a statement value of $209 and $213, respectively, on deposit with various state regulatory agencies.

The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities, which are stated at expected maturity) at December 31, 2016 are as follows:

		NAIC
	Amortized	Market
	Cost	Value
Due in one year or less	$—	$—
Due after one year through five years	3,681	3,657
Due after five years through ten years	2,554	2,517
Due after ten years	203	196
Mortgage-backed securities	305	306
Total	$6,743	$6,676

Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

For the year ended December 31, 2016 and the period from April 17, 2015 (inception) through December 31, 2015, proceeds from the sales and maturities of fixed maturity securities were $545 and $528, respectively.

Net realized capital gains (losses) for the year ended December 31, 2016 and the period from April 17, 2015 (inception) through December 31, 2015 are as follows:

	Gross
	Realized	Gross	Other Than
	Capital	Realized	Temporary
Year ended December 31, 2016	Gains	Capital Losses	Impairment	Total
Bonds	$3	$(3)	$—	$—
Net realized capital gains (losses)	3	(3)	—	—
Transfer to IMR	—	—	—	—
Net	$3	$(3)	$—	$—

13

Jefferson National Life Insurance Company of New York

Notes to Statutory Basis Financial Statements

(dollars in thousands)

	Gross	Gross
	Realized	Realized	Other Than
Period from April 17, 2015 (inception) through	Capital	Capital	Temporary
December 31, 2015	Gains	(Losses) Gains	Impairment	Total
Bonds	$—	$(14)	$—	$(14)
Net realized capital losses	—	(14)	—	(14)
Transfer to IMR	—	14	—	14
Net	$—	$—	$—	$—

At December 31, 2016 and 2015, the Company did not hold unrated or less than investment grade corporate bonds or preferred stocks.

Net Investment Income

Net investment income for the year ended December 31, 2016 and the period from April 17, 2015 (inception) through December 31, 2015, including accrual of discount and amortization of premiums, arose from the following sources:

		Period From
		April 17, 2015
		(Inception)
	Year Ended	Through
	December 31,	December 31,
	2016	2015
Bonds	$150	$130
Investment expense	(12)	(9)
Net investment income	$138	$121

There was no accrued investment income excluded from surplus during the year ended December 31, 2016 and the period from April 17, 2015 (inception) through December 31, 2015.

Analysis of Unrealized Losses on Fixed Maturity Securities

The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. At the end of each quarter, the Company’s investment advisor reviews all securities where market value is less than an agreed upon percent of amortized cost for three months or more to determine whether impairments need to be taken.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company’s ability and intent to

14

Jefferson National Life Insurance Company of New York

Notes to Statutory Basis Financial Statements

(dollars in thousands)

hold the security to maturity or if it is more likely than not that the Company will be required to sell the security prior to recovery of its cost basis. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to operations.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) information, or fraudulent financial statements, could be provided to the Company’s investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead it to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to operations in a future period.

Unrealized losses on securities where the estimated fair value had declined and remained below amortized cost as of December 31, 2016 and 2015 are as follows:

	Less Than 12 Months		12 Months or More
	in Unrealized Loss		in Unrealized Loss		Total
	NAIC Market	Unrealized	NAIC Market	Unrealized	NAIC Market	Unrealized
December 31, 2016	Value	Losses	Value	Losses	Value	Losses
Fixed maturities:
U.S. Treasury	$2,763	$(24)	$—	$—	$2,763	$(24)
States and political subdivisions	95	(5)	—	—	95	(5)
Corporate bonds	2,678	(48)	106	(2)	2,784	(50)
Mortgage-backed securities:
Corporate	102	—	—	—	102	—
Total	$5,638	$(77)	$106	$(2)	$5,744	$(79)
Number of positions held	34		1		35

	Less Than 12 Months		12 Months or More
	in Unrealized Loss		in Unrealized Loss		Total
	NAIC Market	Unrealized	NAIC Market	Unrealized	NAIC Market	Unrealized
December 31, 2015	Value	Losses	Value	Losses	Value	Losses
Fixed maturities:
U.S. Treasury	$2,777	$(35)	$—	$—	$2,777	$(35)
Corporate bonds	3,141	(80)	—	—	3,141	(80)
Mortgage-backed securities:
Corporate	201	(2)	—	—	201	(2)
Total	$6,119	$(117)	$—	$—	$6,119	$(117)
Number of positions held	38		—		38

15

Jefferson National Life Insurance Company of New York

Notes to Statutory Basis Financial Statements

(dollars in thousands)

5.         Policy and Claim Reserves

At December 31, 2016 and 2015, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	2016		2015
	Amount	% of Total	Amount	% of Total
A. Subject to discretionary withdrawal:
1. With market value adjustment	$—	—%	$—	—%
2. At book value less current surrender charge of 5% or more	—	—	—	—
3. At fair value	40,030	100	15,603	100
4. Total with adjustment or at fair value	40,030	100	15,603	100
5. At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—
B. Not subject to discretionary withdrawal	—	—	—	—
C. Total (gross: direct + assumed)	40,030	100.0%	15,603	100.0%
D. Reinsurance ceded	—		—
E. Total (net) (C) + (D)	$40,030		$15,603

6.         Fair Value Measurements

The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

The following are the levels of the hierarchy and a brief description of the type of valuation inputs that are used to establish each level:

•                  Pricing Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets that the Company’s pricing sources have the ability to access.

•                  Pricing Level 2 - Valuations based upon quoted prices for similar assets in active markets, quoted prices for identical or similar assets in inactive markets, or valuations based on market data.

16

Jefferson National Life Insurance Company of New York

Notes to Statutory Basis Financial Statements

(dollars in thousands)

•                  Pricing Level 3 - Valuations that are derived from techniques in which one or more of the significant inputs are unobservable, including broker quotes which are not binding.

The following describes the valuation techniques used by the Company to determine the fair value of financial instruments held as of December 31, 2016:

U.S. Government and U.S. Government Agencies

U.S. Government and U.S. Government agency securities are comprised primarily of bonds issued by the U.S. Treasury, the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, Government National Mortgage Association and the Federal National Mortgage Association. The fair values of U.S. government securities are based on quoted market prices in active markets, and are included in Level 1 of the fair value hierarchy. The Company believes the market for U.S. Treasury securities is an actively traded market given the high level of daily trading volume. The fair values of U.S. government agency securities are priced using the spread above the risk-free yield curve. As the yields for the risk-free yield curve and the spreads for these securities are observable market inputs, the fair values of U.S. government agency securities are included in Level 2 of the fair value hierarchy.

Mortgage-backed Securities (“MBS”)

These securities are priced by independent pricing services and/or the NAIC or brokers. The pricing provider applies dealer quotes and other available trade information, prepayment speeds, yield curves and credit spreads to the valuation. As the significant inputs used to price the MBS are observable market inputs, the fair value of the MBS is included in the Level 2 fair value hierarchy. Mortgage-backed securities that are priced using significant unobservable inputs such as modeling using discounted cash flows are included in Level 3 of the fair value hierarchy.

Corporate Bonds

Corporate bonds are comprised of bonds issued by corporations. These securities are generally priced by the NAIC or pricing services. The fair values of corporate bonds that are short-term are priced, by the pricing services, using the spread above the London Interbank Offered Rate (“LIBOR”) yield curve, and the fair value of corporate bonds that are long term are priced using the spread above the risk-free yield curve. The spreads are sourced from broker/dealers, trade prices and the new issue market. Where pricing is unavailable from pricing services, the Company obtains non-binding quotes from broker/dealers. As the significant inputs used to price corporate bonds are observable market inputs, the fair values of corporate bonds are included in Level 2 of the fair value hierarchy. Bonds that are priced using significant unobservable inputs such as modeling using discounted cash flows are included in Level 3 of the fair value hierarchy.

Cash and Short-Term Investments

The market value of cash and short-term investments is estimated to approximate the carrying value.

Separate Account Assets and Liabilities

Separate account assets and liabilities are stated at fair value based on the net asset value (“NAV”) of the underlying mutual funds, as determined by the fund manager.

17

Jefferson National Life Insurance Company of New York

Notes to Statutory Basis Financial Statements

(dollars in thousands)

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2016 are as follows:

					NAIC
					Carrying
Description	Level 1	Level 2	Level 3	Total	Value
Assets

Investment securities:
Bonds	$—	$6,676	$—	$6,676	$6,743
Separate account assets	40,030	—	—	40,030	40,030
Cash and short-term investments	756	—	—	756	756
	$40,786	$6,676	$—	$47,462	$47,529
Liabilities

Separate account liabilities	$40,030	$—	$—	$40,030	$40,030

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2015 are as follows:

					NAIC
					Carrying
Description	Level 1	Level 2	Level 3	Total	Value
Assets

Investment securities:
Bonds	$—	$6,529	$—	$6,529	$6,639
Separate account assets	15,603	—	—	15,603	15,603
Cash and short-term investments	906	—	—	906	906
	$16,509	$6,529	$—	$23,038	$23,148
Liabilities

Separate account liabilities	$15,603	$—	$—	$15,603	$15,603

7.         Reinsurance

The Company does not have any reinsurance agreements at this time.

8.         Commitments and Contingencies

Various lawsuits against the Company may arise in the ordinary course of the Company’s business, some of which the Company may be indemnified for under certain agreements. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company.

18

Jefferson National Life Insurance Company of New York

Notes to Statutory Basis Financial Statements

(dollars in thousands)

9.         Federal Income Taxes

Current income taxes incurred for the year ended December 31, 2016 and the period from April 17, 2015 (inception) through December 31, 2015 consist of the following major components:

		Period from
		April 17, 2015
		(Inception)
	Year Ended	Through
	December 31,	December 31,
	2016	2015
Income tax expense on current year operating income	$46	$44

Components of the deferred tax assets (“DTA”) and deferred tax liabilities (“DTL”) as of December 31, 2016 and 2015 are as follows:

	2016			2015
December 31,	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$216	$—	$216	$92	$—	$92
Gross deferred tax liabilities	—	—	—	—	—	—

	216	—	216	92	—	92
Less: Nonadmitted deferred tax assets	146	—	146	—	—	—

Net admitted deferred tax assets before statutory valuation allowance	70	—	70	92	—	92
Statutory valuation allowance	—	—	—	—	—	—

Net admitted deferred tax assets	$70	$—	$70	$92	$—	$92

Increase (decrease) in nonadmitted gross deferred tax assets	$146	$—	$146	$—	$—	$—

The main components and the change in deferred tax assets and deferred tax liabilities for the year ended December 31, 2016 and the period from April 17, 2015 (inception) through December 31, 2015 are as follows:

				Period From April 17, 2015 (Inception)
	Year Ended December 31, 2016			Through December 31, 2015
	Ordinary	Capital	Total	Ordinary	Capital	Total
DTAs resulting from book/tax differences in:
Net operating loss carryforward	$—	$—	$—	$—	$—	$—
Proxy DAC	212	—	212	92	—	92
Investments	4	—	4	—	—	—
Gross DTAs	216	—	216	92	—	92
Nonadmitted DTAs	146	—	146	—	—	—

Net admitted deferred tax assets before statutory valuation allowance	70	—	70	92	—	92
Net admitted deferred tax assets	$70	$—	$70	$92	$—	$92

19

Jefferson National Life Insurance Company of New York

Notes to Statutory Basis Financial Statements

(dollars in thousands)

The significant book to tax differences in 2016 and 2015 are as follows:

		Period From April
		17, 2015
		(Inception)
	Year Ended	Through
	December 31,	December 31,
	2016	2015
Statutory loss before taxes	$(290)	$(217)
Tax benefit at Federal statutory rate (35%)	$(102)	$(76)
Change in nonadmitted deferred tax asset	146	—
Interest maintenance and asset valuation reserves	—	(4)
Other	24	31
Net federal tax expense (benefit)	$68	$(49)

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. A statutory valuation allowance is recorded to reduce any portion of the deferred tax asset that is expected to more likely than not be realized. Adjustments to the statutory valuation allowance will be made if there is a change in management’s assessment of the amount of the deferred tax asset that is realizable.

The Company is included in the consolidated federal income tax return filing of its ultimate parent company, JN Financial.

The amount of each component of the calculation, by tax character, of the Company’s total adjusted capital excluding deferred tax asset (“ExDTA”) and the ExDTA Authorized Control Level (“ACL”) RBC ratio at December 31, is as follows:

December 31,	2016	2015
Total capital and surplus	$7,099	$7,460
Adjustments:
Asset valuation reserve	13	7
Total adjusted capital	7,112	7,467
Less: Deferred tax asset	(70)	(92)
Total adjusted capital ExDTA	$7,042	$7,375
ACL risk-based capital	$49	$44
Total adjusted capital ExDTA/ACL risk-based capital	14,323%	16,753%

20

Jefferson National Life Insurance Company of New York

Notes to Statutory Basis Financial Statements

(dollars in thousands)

10.       Related Party Transactions

Effective April 1, 2015, the Company entered into a service agreement with JN Financial. These agreements covered certain general and administrative expenses. During 2016 and 2015, operating expenses of $380 and $235, respectively, were charged to the Company and are reflected in the accompanying statutory basis statement of operations. Amounts due to JN Financial were $30 and $25 at December 31, 2016 and 2015, respectively. The terms of the agreement require that these amounts be charged at least quarterly and settled within 30 days.

Effective April 1, 2015, the Company entered into a Distribution Agreement with its affiliate, Jefferson National Securities Corporation (“JNSC”). The Distribution Agreement stipulates that JNSC agrees to be the distributor of variable contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2016 and 2015 under this agreement was $83 and $82, respectively.

JNF Advisors, Inc. (“JNA”) is the advisor for several variable insurance trust mutual funds offered by the Company through its variable annuity products. JNA is a subsidiary of JN Financial, the Company’s ultimate parent.

The Company reported $47 and $43 at December 31, 2016 and 2015, respectively, due to its parent, JNL.

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

During 2016 and 2015, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

11.       Separate Accounts

Separate account assets and related policy liabilities represent the segregation of funds deposited by variable annuity policyholders. Policyholders bear the investment performance risk associated with these annuities. Separate account assets are invested at the direction of the policyholders, primarily in mutual funds. Separate account assets are reported at fair value based primarily on quoted market prices.

21

Jefferson National Life Insurance Company of New York

Notes to Statutory Basis Financial Statements

(dollars in thousands)

All separate account liabilities are non-guaranteed. Information regarding the separate accounts of the Company as of December 31, 2016 and 2015 are as follows:

	2016		2015
	Separate	Non-	Separate	Non-
	Accounts With	Guaranteed	Accounts With	Guaranteed
	Guarantees	Separate	Guarantees	Separate
December 31,	Nonindexed	Accounts	Nonindexed	Accounts
Premiums, deposits and other considerations	$—	$23,516	$—	$16,043
For accounts with assets at market value	$—	$40,030	$—	$15,603

Reserves for separate accounts by withdrawal characteristics: Subject to discretionary withdrawal:
At market value	$—	$40,030	$—	$15,603

Total separate account liabilities	$—	$40,030	$—	$15,603

Amounts transferred to non-guaranteed separate accounts in the statutory basis statement of operations of the separate accounts and the general account for the year ended December 31, 2016 and the period from April 17, 2015 (inception) through December 31, 2015 are as follows:

		Period From
		April 17, 2015
		(Inception)
	Year Ended	Through
	December 31,	December 31,
	2016	2015

Transfers to separate accounts	$23,516	$16,043
Transfers from separate accounts	(890)	(122)
Net transfers to separate accounts	$22,626	$15,921

12.       Employee Benefits

The Company has no active employees. All active employees are employees of JN Financial. The Company is not a sponsor of defined benefit or defined contribution plan, nor does it participate in a multiemployer plan.

22

Jefferson National Life Insurance Company of New York

Notes to Statutory Basis Financial Statements

(dollars in thousands)

13.       Capital and Surplus

Dividends to shareholders are limited by state insurance laws. Under New York insurance laws, the Company may pay dividends only out of its earnings and surplus, subject to at least thirty days’ prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Company had no earned surplus at December 31, 2016 and 2015, therefore, no dividend payout is available.

Life and health insurance companies are subject to certain Risk-Based Capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2016 and 2015, the Company exceeds its RBC requirements.

14.       Subsequent Events

The Company’s management has performed subsequent events procedures through March 31, 2017, which is the date the statutory basis financial statements were available to be issued, and other than disclosed below, there were no other subsequent events requiring adjustments to the statutory basis financial statements or disclosures as stated herein.

On March 1, 2017, after receiving all appropriate state and federal regulatory approvals, Nationwide Life Insurance Company (“NLIC”) acquired all of the stock of JN Financial, the Company’s ultimate parent. JN Financial then became a wholly-owned subsidiary of NLIC.

23

Tel: +212 885-8000 Fax: +212 697-1299 www.bdo.com	100 Park Avenue New York, NY 10017

Independent Auditor’s Report

on Supplementary Information

Board of Directors of

Jefferson National Life Insurance Company of New York

Our audit of the basic statutory basis financial statements included in the preceding section of this report was performed for the purpose of forming an opinion on those statements taken as a whole. The supplementary information presented in the following section of this report is presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual and is not a required part of the basic statutory basis financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the basic statutory basis financial statements. The information has been subjected to the auditing procedures applied in the audit of the basic statutory financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the basic statutory basis financial statements or to the basic statutory basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the basic statutory basis financial statements taken as a whole.

BDO USA, LLP

New York, New York

March 31, 2017

24

Jefferson National Life Insurance Company of New York

Selected Financial Data

(dollars in thousands)

As of and for the year ended December 31, 2016
Gross Investment Income Earned (Excluding Amortization of the IMR):
Government bonds	$43
Other bonds (unaffiliated)	107
Gross Investment Income	$150
Bonds and Short-term Investments By Class and Maturity:
Bonds by maturity - statement value:
Due within one year or less	$179
Over 1 year through 5 years	3,946
Over 5 years through 10 years	2650
Over 10 years through 20 years	—
Over 20 years	101
Total By Maturity	$6,876
Bonds By Class - Statement Value:
Class 1	$4,773
Class 2	2,103
Total By Class	$6,876
Total bonds publicly traded	$6,566
Total bonds privately placed	310

Short-term investments - book value	133
Cash on deposit	623

Annuities:
Ordinary:
Deferred - not fully paid - account balance	$40,030

25

ANNUAL STATEMENT FOR THE YEAR 2016 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

SUMMARY INVESTMENT SCHEDULE

	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
Investment Categories	1 Amount	2 Percentage	3 Amount	4 Securities Lending Reinvested Collateral Amount	5 Total (Col. 3 + 4) Amount	6 Percentage
1. Bonds:
1.1 U.S. treasury securities	2,786,775	37.163	2,786,775	0	2,786,775	37.163
1.2 U.S. government agency obligations (excluding mortgage-backed securities):
1.21 Issued by U.S. government agencies		0.000			0	0.000
1.22 Issued by U.S. government sponsored agencies		0.000			0	0.000
1.3 Non-U.S. government (including Canada, excluding mortgaged-backed securities)		0.000			0	0.000
1.4 Securities issued by states, territories, and possessions and political subdivisions in the U.S. :
1.41 States, territories and possessions general obligations		0.000			0	0.000
1.42 Political subdivisions of states, territories and possessions and political subdivisions general obligations		0.000			0	0.000
1.43 Revenue and assessment obligations	100,000	1.334	100,000	0	100,000	1.334
1.44 Industrial development and similar obligations		0.000			0	0.000
1.5 Mortgage-backed securities (includes residential and commercial MBS):
1.51 Pass-through securities:
1.511 Issued or guaranteed by GNMA		0.000			0	0.000
1.512 Issued or guaranteed by FNMA and FHLMC		0.000			0	0.000
1.513 All other		0.000			0	0.000
1.52 CMOs and REMICs:
1.521 Issued or guaranteed by GNMA, FNMA, FHLMC or VA		0.000			0	0.000
1.522 Issued by non-U.S. Government issuers and collateralized by mortgage-backed securities issued or guaranteed by agencies shown in Line 1.521		0.000			0	0.000
1.523 All other	205,309	2.738	205,309	0	205,309	2.738
2. Other debt and other fixed income securities (excluding short-term):
2.1 Unaffiliated domestic securities (includes credit tenant loans and hybrid securities)	3,549,621	47.336	3,549,621	0	3,549,621	47.336
2.2 Unaffiliated non-U.S. securities (including Canada)	101,166	1.349	101,166	0	101,166	1.349
2.3 Affiliated securities		0.000			0	0.000
3. Equity interests:
3.1 Investments in mutual funds		0.000			0	0.000
3.2 Preferred stocks:
3.21 Affiliated		0.000			0	0.000
3.22 Unaffiliated		0.000			0	0.000
3.3 Publicly traded equity securities (excluding preferred stocks):
3.31 Affiliated		0.000			0	0.000
3.32 Unaffiliated		0.000			0	0.000
3.4 Other equity securities:
3.41 Affiliated		0.000			0	0.000
3.42 Unaffiliated		0.000			0	0.000
3.5 Other equity interests including tangible personal property under lease:
3.51 Affiliated		0.000			0	0.000
3.52 Unaffiliated		0.000			0	0.000
4. Mortgage loans:
4.1 Construction and land development		0.000			0	0.000
4.2 Agricultural		0.000			0	0.000
4.3 Single family residential properties		0.000			0	0.000
4.4 Multifamily residential properties		0.000			0	0.000
4.5 Commercial loans		0.000			0	0.000
4.6 Mezzanine real estate loans		0.000			0	0.000
5. Real estate investments:
5.1 Property occupied by company		0.000	0		0	0.000
5.2 Property held for production of income (including $ 0 of property acquired in satisfaction of debt)		0.000	0		0	0.000
5.3 Property held for sale (including $ 0 property acquired in satisfaction of debt)		0.000	0		0	0.000
6. Contract loans		0.000	0		0	0.000
7. Derivatives		0.000	0		0	0.000
8. Receivables for securities		0.000	0		0	0.000
9. Securities Lending (Line 10, Asset Page reinvested collateral)		0.000	0	XXX	XXX	XXX
10. Cash, cash equivalents and short-term investments	755,945	10.081	755,945	0	755,945	10.081
11. Other invested assets		0.000			0	0.000
12. Total invested assets	7,498,816	100.000	7,498,816	0	7,498,816	100.000

SI01

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

For The Year Ended December 31, 2016

(To Be Filed by April 1)

Of The JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
ADDRESS (City, State and Zip Code) New York , NY 10001
NAIC Group Code 4836           NAIC Company Code 15727           Federal Employer’s Identification Number (FEIN) 47-1180302

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.                    Reporting entity’s total admitted assets as reported on Page 2 of this annual statement. $ 7,637,918

2.                    Ten largest exposures to a single issuer/borrower/investment.

	1 Issuer	2 Description of Exposure	3 Amount	4 Percentage of Total Admitted Assets
2.01	JPMBB 2015-C32 A5	BOND	$205,309	2.7%
2.02	21ST CENTURY FOX AMERICA	BOND	$110,466	1.4%
2.03	MARSH & MCLENNAN COS INC	BOND	$109,786	1.4%
2.04	CAPITAL ONE FINANCIAL CO	BOND	$108,941	1.4%
2.05	VORNADO REALTY LP	BOND	$108,914	1.4%
2.06	LIBERTY MUTUAL GROUP INC	BOND	$108,231	1.4%
2.07	NATIONAL FUEL GAS CO	BOND	$108,092	1.4%
2.08	DOMINION RESOURCES INC	BOND	$108,030	1.4%
2.09	VENTAS REALTY LP/CAP CRP	BOND	$107,452	1.4%
2.10	AMGEN INC	BOND	$107,404	1.4%

3.                    Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC designation.

	Bonds	1	2		Preferred Stocks	3	4
3.01	NAIC-1	$4,772,929	62.5%	3.07	P/RP-1		$0.0%
3.02	NAIC-2	$2,102,911	27.5%	3.08	P/RP-2		$0.0%
3.03	NAIC-3		$0.0%	3.09	P/RP-3		$0.0%
3.04	NAIC-4		$0.0%	3.10	P/RP-4		$0.0%
3.05	NAIC-5		$0.0%	3.11	P/RP-5		$0.0%
3.06	NAIC-6		$0.0%	3.12	P/RP-6		$0.0%

4.	Assets held in foreign investments:

4.01	Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?						Yes ☒ No ☐
	If response to 4.01 above is yes, responses are not required for interrogatories 5 - 10.

4.02	Total admitted assets held in foreign investments					$101,166	1.3%
4.03	Foreign-currency-denominated investments						$0.0%
4.04	Insurance liabilities denominated in that same foreign currency						$0.0%

SUPPLEMENT FOR THE YEAR 2016 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

5.	Aggregate foreign investment exposure categorized by NAIC sovereign designation:

		1	2
5.01	Countries designated NAIC-1	$	0.0%
5.02	Countries designated NAIC-2	$	0.0%
5.03	Countries designated NAIC-3 or below	$	0.0%

6.	Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign designation:

		1	2
	Countries designated NAIC - 1:
6.01	Country 1:	$	0.0%
6.02	Country 2:	$	0.0%
	Countries designated NAIC - 2:
6.03	Country 1:	$	0.0%
6.04	Country 2:	$	0.0%
	Countries designated NAIC - 3 or below:
6.05	Country 1:	$	0.0%
6.06	Country 2:	$	0.0%

		1	2
7.	Aggregate unhedged foreign currency exposure		$0.0%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign designation:

		1	2
8.01	Countries designated NAIC-1		$0.0%
8.02	Countries designated NAIC-2		$0.0%
8.03	Countries designated NAIC-3 or below		$0.0%

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign designation:

		1	2
	Countries designated NAIC - 1:
9.01	Country 1:		$0.0%
9.02	Country 2:		$0.0%
	Countries designated NAIC - 2:
9.03	Country 1:		$0.0%
9.04	Country 2:		$0.0%
	Countries designated NAIC - 3 or below:
9.05	Country 1:		$0.0%
9.06	Country 2:		$0.0%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	1	2
	Issuer	NAIC Designation	3	4
10.01				$0.0%
10.02				$0.0%
10.03				$0.0%
10.04				$0.0%
10.05				$0.0%
10.06				$0.0%
10.07				$0.0%
10.08				$0.0%
10.09				$0.0%
10.10				$0.0%

285.1

11.	Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01	Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets?	Yes ☒ No ☐

If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

		1	2
11.02	Total admitted assets held in Canadian investments		$0.0%
11.03	Canadian-currency-denominated investments		$0.0%
11.04	Canadian-denominated insurance liabilities		$0.0%
11.05	Unhedged Canadian currency exposure		$0.0%

12.	Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions:

12.01	Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets?	Yes ☒ No ☐

If response to 12.01 is yes, responses are not required for the remainder of Interrogatory 12.

	1	2	3
12.02	Aggregate statement value of investments with contractual sales restrictions		$0.0%
	Largest three investments with contractual sales restrictions:
12.03			$0.0%
12.04			$0.0%
12.05			$0.0%

13.	Amounts and percentages of admitted assets held in the ten largest equity interests:

13.01	Are assets held in equity interests less than 2.5% of the reporting entity’s total admitted assets?	Yes ☒ No ☐

If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.

	1
	Issuer	2	3
13.02			$0.0%
13.03			$0.0%
13.04			$0.0%
13.05			$0.0%
13.06			$0.0%
13.07			$0.0%
13.08			$0.0%
13.09			$0.0%
13.10			$0.0%
13.11			$0.0%

285.2

14.	Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

14.01	Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets?	Yes ☒ No ☐

If response to 14.01 above is yes, responses are not required for the remainder of Interrogatory 14.

	1	2	3
14.02	Aggregate statement value of investments held in nonaffiliated, privately placed equities		$0.0%
	Largest three investments held in nonaffiliated, privately placed equities:
14.03			$0.0%
14.04			$0.0%
14.05			$0.0%

15.	Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

15.01	Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets?	Yes ☒ No ☐

If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.

	1	2	3
15.02	Aggregate statement value of investments held in general partnership interests		$0.0%
	Largest three investments in general partnership interests:
15.03			$0.0%
15.04			$0.0%
15.05			$0.0%

16.	Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

16.01	Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets?	Yes ☒ No ☐

If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

	1 Type (Residential, Commercial, Agricultural)	2	3
16.02			$0.0%
16.03			$0.0%
16.04			$0.0%
16.05			$0.0%
16.06			$0.0%
16.07			$0.0%
16.08			$0.0%
16.09			$0.0%
16.10			$0.0%
16.11			$0.0%

285.3

	Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

					Loans
16.12	Construction loans				$		0.0%
16.13	Mortgage loans over 90 days past due				$		0.0%
16.14	Mortgage loans in the process of foreclosure				$		0.0%
16.15	Mortgage loans foreclosed				$		0.0%
16.16	Restructured mortgage loans				$		0.0%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

		Residential		Commercial		Agricultural
Loan to Value		1	2	3	4	5	6
17.01	above 95%		$0.0%		$0.0%	$	0.0%
17.02	91 to 95%		$0.0%		$0.0%	$	0.0%
17.03	81 to 90%		$0.0%		$0.0%	$	0.0%
17.04	71 to 80%		$0.0%		$0.0%	$	0.0%
17.05	below 70%		$0.0%		$0.0%	$	0.0%

18.	Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

18.01	Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets?		Yes ☒ No ☐

	If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

	Largest five investments in any one parcel or group of contiguous parcels of real estate.

	Description
	1	2	3
18.02			$0.0%
18.03			$0.0%
18.04			$0.0%
18.05			$0.0%
18.06			$0.0%

19.	Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

19.01	Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets?		Yes ☒ No ☐

	If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.

	1	2	3
19.02	Aggregate statement value of investments held in mezzanine real estate loans:	$	0.0%
	Largest three investments held in mezzanine real estate loans:
19.03		$	0.0%
19.04		$	0.0%
19.05		$	0.0%

285.4

20.	Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

						At End of Each Quarter
		At Year End			1st Quarter	2nd Quarter	3rd Quarter
		1		2	3	4	5
20.01	Securities lending agreements (do not include assets held as collateral for such transactions)	$		0.0%	$	$	$
20.02	Repurchase agreements	$		0.0%	$	$	$
20.03	Reverse repurchase agreements	$		0.0%	$	$	$
20.04	Dollar repurchase agreements	$		0.0%	$	$	$
20.05	Dollar reverse repurchase agreements	$		0.0%	$	$	$

21.	Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned				Written
		1			2	3	4
21.01	Hedging	$			0.0%	$	0.0%
21.02	Income generation	$			0.0%	$	0.0%
21.03	Other	$			0.0%	$	0.0%

22.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

						At End of Each Quarter
		At Year End			1st Quarter	2nd Quarter	3rd Quarter
		1		2	3	4	5
22.01	Hedging		$0	0.0%	$	$	$
22.02	Income generation		$0	0.0%	$	$	$
22.03	Replications		$0	0.0%	$	$	$
22.04	Other		$0	0.0%	$	$	$

23.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

						At End of Each Quarter
		At Year End			1st Quarter	2nd Quarter	3rd Quarter
		1		2	3	4	5
23.01	Hedging		$0	0.0%	$	$	$
23.02	Income generation	$		0.0%	$	$	$
23.03	Replications	$		0.0%	$	$	$
23.04	Other	$		0.0%	$	$	$

285.5

PART C
OTHER INFORMATION

ITEM 24.                                           FINANCIAL STATEMENTS AND EXHIBITS

(a)         Financial Statements

The following financial statements are included in Part B of the Registration Statement:

The statutory-basis financial statements of Jefferson National Life Insurance Company of New York at December 31, 2015 and for the period from April 17, 2015 (inception) through December 31, 2016.

The financial statements of Jefferson National Life of New York Annuity Account 1 at December 31, 2015 and for the period from April 17, 2015 (inception) through December 31, 2016.

(b)         Exhibits

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1

(1)	(a)	Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.	(1)

(2)	(a)	Form of Policy Form	(1)

(3)	(a)	Form of Annuity Application	(1)

(b)	Form of Annuity Application (JNL NY 6005-2)	(4)

(4)	(a)	Form of IRA Endorsement	(1)

	(b)	Form of Roth IRA Endorsement	(1)

	(c)	Form of Return of Premium Enhanced Death Benefit Rider	(4)

(5)	(a)	Opinion and Consent of Counsel	(4)

(6)		Powers of Attorney	(1)
	(a)	Mitchell H. Caplan

	(b)	Laurence P. Greenberg	(1)

	(c)	Joseph F. Vap	(1)

(d)	James Burke	(4)

(e)	Timothy G. Frommeyer	(4)

(f)	Rondal Ransom	(4)

(g)	Kirt A. Walker	(4)

(h)	John Lopes	(4)

(7)	(a)	Form of amendment dated January 1, 2015 to Participation Agreement among The Alger American Fund, Fred Alger & and Jefferson National Life Insurance Company	(2)
	(b)	Form of Amendment dated January 1, 2015 to Participation Agreement dated January 1, 2015 by and among Jefferson National Securities Corporation, Jefferson National Life Insurance Company, Jefferson National Life Insurance Company Of New York, AllianceBernstein L.P. and AllianceBernstein Investments, Inc.	(2)
	(c)	Form of amendment dated November 14, 2014 to Participation Agreement dated May 1, 2008 by and among Jefferson National Life Insurance Company, ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc. And ALPS Advisors, Inc.	(2)
	(d)	Form of Amendment dated October 1, 2014 to Participation Agreement dated November 15, 1997 by and	(2)

	between Jefferson National Life Insurance Company, Jefferson National Life Insurance Company Of New York and American Century Investment Services, Inc.

(e)	Form of Amendment dated December 2, 2014 to Participation Agreement dated November 13, 2013 between Jefferson National Life Insurance Company, American Funds Distributors, American Funds Services Company and American Funds Insurance series.	(2)
(f)	Form of Participation Agreement dated Dec 17, 2014 by and among Blackrock Variable Series Funds, Blackrock Investments, and Jefferson National Life Insurance Company of New York.	(2)
(g)	Form of amendment dated January 1, 2015 to Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors.	(2)

(ii)	Form of Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors, Inc	(4)

(h)	Form of amendment dated January 1, 2015 to Participation Agreement dated May 1, 2000 between Jefferson National Life Insurance Company, Columbia Funds Variable Series Trust, and Columbia Management Investment Advisers.	(2)
(i)	Form of amendment dated December 9, 2014 to Participation Agreement dated May 1, 2006 by and among Jefferson National Life Insurance Company, Credit Suisse Trust, and Credit Suisse Asset Management Securities Inc.	(2)
(j)	Form of amendment dated January 1, 2015 to Participation Agreement dated May 1, 2005 among The Direxion Insurance Trust, Rafferty Asset Management, and Jefferson National Life Insurance Company.	(2)
(k)	Form of amendment dated November 20, 2014 to Participation Agreement dated August 27, 2010 by and among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company Of New York, DFA Investment Dimensions Group, Inc., and DFA Securities LLC	(2)
(l)	Form of Participation Agreement dated January 12, 2015 between Jefferson National Life Insurance Company Of New York and the Dreyfus Corporation	(2)
(m)	Form of Participation Agreement dated December 1, 2014 by and between Easton Vance Variable Trust, Easton Vance Distributors, and Jefferson National Life Insurance Company Of New York	(2)
(n)	Form of Participation Agreement dated February 1, 2015 among Federated Insurance Series, Federated Securities Corp, and Jefferson National Life Insurance Company Of New York.	(2)
(o)	Form of Participation Agreement dated November 2014 among Variable Insurance Products Funds, Fidelity Distributors Corporation and Jefferson National Life Insurance Company Of New York	(2)
(p)	Form of Participation Agreement dated January 1, 2015 by and among Jefferson National Life Insurance Company Of New York, First Eagle Variable Funds, and FEP Distributors, LLC.	(2)
(q)	Form of Participation Agreement dated January 1, 2015 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Jefferson National Life Insurance Company, and Jefferson National Life Insurance Company Of New York.	(2)
(r)	Form of amendment dated December, 2014 to PA dated November 13, 2013 by and between Goldman Sachs Variable Insurance Trust, and Jefferson National Life Insurance Company	(2)
(s)	Form of Participation Agreement dated January 1, 2015 by and among Invesco Variable Insurance Funds, Invesco Distributors, Inc., Jefferson National Life Insurance Company, Jefferson National Life Insurance Company NY, and Jefferson National Securities Corporation.	(2)
(t)	Form of Participation Agreement dated December 2014 by and between Jefferson National Life Insurance Company Of New York, Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios.	(2)

(ii)	Form of Amendment dated October 1, 2016 to Participation Agreement dated October 5, 2009 among Ivy	(4)

Funds Variable Insurance Portfolios, Inc. and Jefferson National Life Insurance Company.

(u)		Form of amendment dated January 1, 2015 to Participation Agreement dated February 1, 2001 between Janus Aspen Series, Janus Distributors, Jefferson National Life Insurance Company, and Jefferson National Life Insurance Company of New York.	(2)
(v)		Form of Participation Agreement dated January 1, 2015 by and among Jefferson National Life Insurance Company Of New York, Lazard Asset Management Securities, and Lazard Retirement Series.	(2)
(w)		Form of amendment dated January 1, 2015 to Participation Agreement dated May 1, 2004 by and among Legg Mason Investor Services, and Jefferson National Life Insurance Company.	(2)
	(i)	Form of Amendment dated March 15, 2016 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company, Jefferson National Life insurance Company of New York and Legg Mason Investor Services, LLC.	(3)

(x)		Form of Participation Agreement dated December 1, 2014 by and between Lord Abbett Series Fund, Lord Abbett Distributor, and Jefferson National Life Insurance Company Of New York.	(2)
(y)		Form of amendment dated December 1, 2014 among The Merger Fund VL, Westchester Capital Management, Inc. and Jefferson National Life Insurance Company.	(2)
(z)		Form of amendment dated January 1, 2015 to Participation Agreement dated May 1, 2007 among Jefferson National Life Insurance Company, Nationwide Variable Trust, and Nationwide Fund Distributors.	(2)

(ii)	Form of Participation Agreement between Nationwide Variable Insurance Trust, Nationwide Fund Distributors LLC, Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York May 1, 2017	(4)

(aa)		Form of amendment dated January 1, 2015 to Participation Agreement dated April 30, 1997 among Neuberger Berman Advisers Management Trust, Neuberger Berman Management LLC, and Jefferson National Life Insurance Company.	(2)
(bb)	(i)	Form of amendment dated December, 2014 to Participation Agreement dated July 1, 2007 between Northern Lights Variable Trust and Jefferson National Life Insurance Company.	(2)
	(ii)	Form of amendment dated September 30, 2015 to Participation Agreement dated Juyly 1, 2007 between Northern Lights Variable Trust and Jefferson National Life Insurance Company.	(3)
(cc)		Form of amendment dated December 5, 2014 to Participation Agreement dated November 16, 2011 by and among Oppenheimer Variable Account Funds, Oppenheimer Funds, and Jefferson National Life Insurance Company	(2)
(dd)		Form of amendment dated January 1, 2015 to Participation Agreement by and among Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York, Pacific Investment Management Company, PIMCO Variable Insurance Trust and PIMCO Investments	(2)
(ee)		Form of amendment dated December, 2014 to Participation Agreement dated May 1, 2003 by and among Jefferson National Life Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc.	(2)
(ff)		Form of amendment dated January 1, 2015 to Participation Agreement dated May 1, 2010 among Jefferson National Life Insurance Company, Profunds, Access One Trust, and Profund Advisors	(2)
(gg)		Form of amendment dated November 10, 2014 to Participation Agreement dated November 12, 2010 by and among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Putnam Retail Management Limited Partnership and Putnam Variable Trust.	(2)
(hh)		Forn of amendment dated January 1, 2015 to Participation Agreement dated May 1, 2003 by and among Jefferson National Life Insuranc eCompany, Royce Capital Fund, and Royce & Associates, LLC.	(2)
(ii)		Form of amendment dated November 18, 2014 to Participation Agreemend dated July 27, 2011 among Rydex Variable Trust, SBL Fund, Rydex Distributors, and Jefferson National Life Insurance Company.	(2)

(jj)		Form of amendment dated November, 2014 to Participation Agreement dated November 1, 2013 by and among SEI Insurance Products Trust, SEI Investments Distribution Co., and Jefferson National Life Insurance Company	(2)
(kk)		Form of amendment dated January 1, 2015 to Participation Agreement dated May 1, 2006 by and among Jefferson National Life Insurance Company and T. Rowe Price Investment Services.	(2)
(ll)		Form of amendment dated January 1, 2015 to Participation Agreement dated May 1, 2003 among Third Avenue Management LLC and Jefferson National Life Insurance Company.	(2)
(mm)		Form of amendment dated January 1, 2015 to Participation Agreement dated September, 2010 among Timothy Plan, Timothy Partners, and Jefferson National Life Insurance Company.	(2)
(nn)		Form of amendment dated January 1, 2015 to Participation Agreement dated February 29, 2000 among Van Eck VIP Trust, Van Eck Associates, and Jefferson National Life Insurance Company.	(2)
(oo)		Form of Participation Agreement dated February, 2015 among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation, and Jefferson National Life Insurance Company of New York.	(2)
(pp)		Form of Participation Agreement dated January 1, 2015 among Jefferson National Life Insurance Company of New York, Virtus Variable Insurance Trust and VP Distributors, LLC.	(2)
(qq)		Form of Participation Agreement dated January 15, 2015 among Wells Fargo Variable Trust, and Jefferson National Life Insurance Company of New York	(2)
(rr)	(i)	Form of Participation Agreement dated June 1, 2015 among Jefferson National Life Insurance Company of New York, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P.	(3)

(ss)	(i)	Form of Participation Agreement dated December 11, 2015 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Columbia Funds Variable Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc.	(3)

(tt)	(i)	Form of Participation Agreement dated September 1, 2015 between Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, John Hancock Variable Insurance Trust, and John Hancock Distributors, LLC	(3)
(uu)	(i)	Form of Participation Agreement dated October 1, 2015 among Jefferson National Life Insurance Company of New York, JPMorgan Insurance Trust, J. P. Morgan Investment Management Inc., and JPMorgan Funds Management	(3)
(vv)	(i)	Form of Participation Agreement dated July 1, 2015 among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Jefferson National Life Insurance Company of New York, and MFS Fund Distributors, Inc.	(3)

(zz)	(i)	Form of Participation Agreement dated October 31, 2016 between Northern Lights Fund Trust IV and Jefferson National Life Insurance Company of New York	(4)

(aaa)	(i)	Form of Participation Agreement dated May 1, 2017 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Mainstay VP Funds Trust, and New York Life Investment Management LLC.	(4)

(8)	Consent of Independent Registered Public Accounting Firm	(3)

(1)                                 Incorporated herein by reference to initial Registration Statement for Jefferson National Life of New York Annuity Account 1 (File Nos. 333-198590 and 811-22994) filed electronically on Form N-4 on September 5, 2014 (Accession Number 0001104659-14-064956)

(2)                                 Incorporated herein by reference to Pre-Effective Amendment 1 to the initial Registration Statement for Jefferson National Life of New York Annuity Account 1 (File Nos. 333-198590 and 811-22994) filed electronically on Form N-4 on April 9, 2015

(Accession Number 0001104659-15-02669)

(3)                                 Incorporated herein by reference to Pre-Effective Amendment 2 to the initial Registration Statement for Jefferson National Life of New York Annuity Account 1 (File Nos. 333-198590 and 811-22994) filed electronically on Form N-4 on April 25, 2016 (Accession Number 0001104659-16-113484)

(4)                                 Filed herewith.

ITEM 25.                                           DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company of New York are listed below. Their principal business address is 10350 Ormsby Park Place, Louisville, KY 40223, unless otherwise noted.

NAME	POSITIONS AND OFFICES WITH DEPOSITOR
Mitchell H. Caplan	Chairman of the Board, Chief Executive Officer
Laurence P. Greenberg	Director, President
Craig A. Hawley	Director, General Counsel and Secretary
Joseph Vap	Director, Chief Financial Officer
John Lopes (1)	Director
James Burke (1)	Director
Timothy G. Frommeyer (1)	Director, Vice President
Rondal Ransom (1)	Director, Vice President
Kirt A. Walker (1)	Director
Jane Gelman	Chief Administration Officer
Jim Cameron	Chief Strategy Officer
Bob Borgert	Chief Marketing Officer
Kevin Sullivan	Chief Sales Officer
Ann Raible	Chief Business Development Officer
Jeff Chandler	Chief Technology Officer
Jessica Cole	Chief Compliance Officer
Benita Whobrey	Vice President
Greg Padgett	Vice President
Venkat Tippana	Vice President
Tim Vance	Vice President
Stephanie Johnson	Vice President
Mark Forman	Vice President
Mike Lindsay	Vice President
Carla Higgs	Vice President
Pamela Biesecker (1)	Vice President
Timothy Dwyer (1)	Vice President
Robert Horner (1)	Vice President
Kathy Richards (1)	Associate Vice President
Sara Zuerich (1)	Associate Vice President

(1)                                 The business address of these directors and officers is 1 Nationwide Plaza, Columbus, OH 43215

ITEM 26.                                           PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant.  Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Jefferson National Financial Corp. is either wholly-owned or majority owned by Nationwide Life Insurance Company) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Life Insurance Company(2)	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation	Delaware

A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.

Jefferson National Life Insurance Company(2)	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Account C(2),(3)	Texas	A separate account issuing variable annuity contracts.
Jefferson National Life Annuity Account E (2),(3)	Texas	A separate account issuing variable annuity contracts.
Jefferson National Life Annuity Account F(2),(3)	Texas	A separate account issuing variable annuity contracts.
Jefferson National Life Annuity Account G(2),(3)	Texas	A separate account issuing variable annuity contracts.
Jefferson National Life Insurance Company of New York(2),(3)	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1 (2),(3)	Texas	A separate account issuing variable annuity contracts.
Jefferson National Securities Corporation	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9(2),(3)	Ohio	A separate account issuing variable annuity contracts.

Nationwide Variable Account-10(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1(2),(3)	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1(2),(3)	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation(3)	Oklahoma

This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company.  The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Financial Assignment Company(3)	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC(3)	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC(3)	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company(2),(3)	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B(2),(3)	Ohio	A separate account issuing

variable annuity contracts.
Nationwide VA Separate Account-C(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D(2),(3)	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A(2),(3)	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G(2),(3)	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A(2),(3)	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC(3)	Vermont	The company is a captive life reinsurance company.

ITEM 27.                                           NUMBER OF CONTRACT OWNERS

As of February 16, 2017, the number of Monument Advisor NY contracts funded by Jefferson National Life Annuity Account 1 was 146 of which 3 were a qualified contract and 146 were non-qualified contracts.

ITEM 28.                                           INDEMNIFICATION

Any person made or threatened to be made a party to an action or proceeding, whether civil or criminal, by reason of the fact that he or she or his or her testator or testatrix or intestate then is or was a Director, officer, or employee of the Company, or then serves or has served any other corporation in any capacity at the request of the Company, shall be indemnified by the Company against expenses, judgments, fines, and amounts paid in settlement to the full extent that officers and Directors are permitted to be indemnified by the laws of the State of New York.  The provisions of this article shall not adversely affect any right to indemnification which any person may have apart from the provisions of this article.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.                                           PRINCIPAL UNDERWRITERS

(a)                                 Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account F

Jefferson National Life Annuity Account G

(b)                                 Jefferson National Securities Corporation (“JNSC”) is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 10350 Ormsby Park Place Louisville, KY 40223, unless otherwise indicated.

NAME	POSITIONS AND OFFICES
Craig A. Hawley	President, General Counsel and Secretary
Jon Hurd* Jessica Cole	Financial & Operations Principal AML Officer

*                                         The principal business address for Jon Hurd is 170 Montauk Highway, Speonk, NY 11972

(c)                                  JNSC retains no compensation or commissions from the registrant.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION OR ANNUITIZATION	BROKERAGE COMMISSIONS	COMPENSATION
Jefferson National Securities Corporation	None	None	None	None

ITEM 30.                                           LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company of New York, 10350 Ormsby Park Place, Louisville, KY 40223.

ITEM 31.                                           MANAGEMENT SERVICES

Not Applicable.

ITEM 32.                                           UNDERTAKINGS

(a)                                 Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b)                                 Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)                                  Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33.                                           REPRESENTATIONS

(A)                               Jefferson National Life Insurance Company of New York (the “Company”) hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B)                               The Securities and Exchange Commission (the “SEC”) issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1)                                 Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2)                                 Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer in the contract;

(3)                                 Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4)                                 Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant’s understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer’s Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Louisville, and State of Kentucky, on April 28, 2017.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

(Depositor)

(By:	/s/ Mitchell H Caplan *
Name:	Mitchell H. Caplan
Title:	CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/Mitchell H. Caplan*	Director, Chief Executive Officer	4/28/2017
Name: Mitchell H. Caplan

/s/ Laurence P. Greenberg*	Director, President	4/28//2017
Name: Laurence Greenberg

/s/ Joseph F. Vap*	Director, Chief Financial Officer and Treasurer	4/28/2017
Name: Joseph F. Vap

/s/ James Burke*	Director	4/28/2017

/s/ Timothy G. Frommeyer*	Director	4/28/2017

/s/ John Lopes *	Director	4/28/2017

/s/ Rondal Ransom*	Director	4/28/2017

/s/ Kirt A. Walker*	Director	4/28/2017

/s/ Craig Hawley	Director, General Counsel & Secretary	4/28/2017
Name: Craig A. Hawley* Attorney in Fact

EXHIBIT INDEX

(3)	(b)		Form of JNL Individual Application (JNL NY 6005-2)

(4)	(c)		Form of Return of Premium Enhanced Death Benefit Rider

	(g)	(ii)

Form of Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors, Inc

	(t)	(ii)	Form of Amendment dated October 1, 2016 to Participation Agreement dated October 5, 2009 among Ivy Funds Variable Insurance Portfolios, Inc. and Jefferson National Life Insurance Company of New York.

	(z)	(ii)

Form of Participation Agreement between Nationwide Variable Insurance Trust, Nationwide Fund Distributors LLC, Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York May 1, 2017

	(zz)	(i)	Form of Participation Agreement dated November 11, 2016 between Northern Lights Fund Trust IV, and Jefferson National Life Insurance Company of New York.

	(aaa)	(i)

Form of Participation Agreement dated May 1, 2017 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Mainstay VP Funds Trust, and New York Life Investment Management LLC.

(5)	(a)		Opinion and Consent of Counsel

(6)	(d)		Powers of Attorney — James Burke

	(e)		Powers of Attorney — Timothy Frommeyer

	(f)		Powers of Attorney — Rondal Ransom

	(g)		Powers of Attorney - Kirt A. Walker

	(h)		Powers of Attorney — John Lopes

(8)	(a)		Consent of Independent Registered Public Accounting Firm